UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04088

Excelsior Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street

New York, New York 10036

(Address of principal executive offices) (Zip code)

Michael R. Rosella, Esq.

Paul, Hastings, Janofsky & Walker LLP

75 East 55th Street

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-446-1012

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1.	Reports to Stockholders.

Excelsior Funds, Inc. currently offers shares in fifteen managed investment portfolios: Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund, Value and Restructuring Fund, Energy and Natural Resources Fund, Real Estate Fund, International Fund, Pacific/Asia Fund, Emerging Markets Fund, Managed Income Fund, Intermediate-Term Managed Income Fund, Short-Term Government Securities Fund, Money Fund, Government Money Fund, and Treasury Money Fund. Each Fund is included in one or more of the four reports included herein.

EQUITY FUNDS

SEMI-ANNUAL REPORT

September 30, 2004

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call 1-800-446-1012, from overseas, call 617-483-7297.

Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Beginning on the fiscal quarter ended December 31, 2004, Excelsior Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. Excelsior Funds Form N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Excelsior Funds, Inc. and Excelsior Funds Trust are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Funds Trust at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A. THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Blended Equity Fund

Shares		Value (Note 1)
COMMON STOCKS — 98.22%
	CONSUMER DISCRETIONARY — 14.48%
33,000	†Autozone, Inc.	$2,549,250
125,000	Clear Channel Communications, Inc.	3,896,250
203,143	†Coach, Inc.	8,617,326
56,000	†eBay, Inc.	5,149,760
116,960	Federated Department Stores	5,313,493
346,710	†Fossil, Inc.	10,723,740
35,000	General Motors Corp.	1,486,800
322,002	John Wiley & Sons, Class A	10,287,964
83,125	†Mohawk Industries, Inc.	6,599,294
255,442	News Corp., Ltd. ADR	8,002,998
35,000	Omnicom Group	2,557,100
70,000	Sears Roebuck & Co.	2,789,500
200,000	Target Corp.	9,050,000

		77,023,475

	CONSUMER STAPLES — 6.54%
100,000	Altria Group, Inc.	4,704,000
58,000	Kellogg Co.	2,474,280
232,236	Sysco Corp.	6,948,501
326,449	Wal-Mart Stores, Inc.	17,367,087
92,700	Walgreen Co.	3,321,441

		34,815,309

	ENERGY — 9.09%
146,244	Apache Corp.	7,328,287
102,112	BP plc ADR	5,874,503
42,000	ChevronTexaco Corp.	2,252,880
95,647	ConocoPhillips	7,924,354
356,664	Exxon Mobil Corp.	17,237,571
117,829	†Nabors Industries Ltd.	5,579,203
42,100	†Royal Dutch Petroleum Co. (NY Shares)	2,172,360

		48,369,158

	FINANCIAL — 22.40%
192,564	Allstate Corp.	9,241,146
105,000	American Express Co.	5,403,300
172,683	American International Group, Inc.	11,740,717
191,020	Bank of America Corp.	8,276,897
320,562	Citigroup, Inc.	14,143,195
38,800	Fannie Mae	2,459,920
108,466	Goldman Sachs Group, Inc.	10,113,370

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	FINANCIAL — (continued)
58,242	Hartford Financial Services Group, Inc.	$3,606,927
26,450	HSBC Holdings plc ADR	2,110,710
135,000	JP Morgan Chase & Co.	5,363,550
72,689	Lehman Brothers Holdings, Inc.	5,794,767
33,600	MBIA, Inc.	1,955,856
55,588	Mellon Financial Corp.	1,539,232
63,000	Merrill Lynch & Co., Inc.	3,132,360
241,600	State Street Corp.	10,318,736
182,018	US Bancorp	5,260,320
201,000	Washington Mutual, Inc.	7,855,080
181,860	Wells Fargo & Co.	10,844,312

		119,160,395

	HEALTH CARE — 13.52%
205,000	Abbott Laboratories	8,683,800
80,012	†Amgen, Inc.	4,543,881
60,929	†Anthem, Inc.	5,316,055
86,278	†Barr Pharmaceuticals	3,574,498
25,000	†Genzyme Corp. — General Division	1,358,000
40,700	HCA, Inc.	1,552,705
20,500	†Hospira, Inc.	627,300
266,770	Johnson & Johnson	15,027,154
144,781	Medtronic, Inc.	7,514,134
415,123	Pfizer, Inc.	12,702,764
110,000	Schering-Plough Corp.	2,096,600
124,210	Teva Pharmaceutical Industries ADR	3,223,249
54,231	†WellPoint Health Networks	5,699,136

		71,919,276

	INDUSTRIALS — 12.39%
90,752	Caterpillar, Inc.	7,300,998
192,770	Danaher Corp.	9,885,246
59,000	Dover Corp.	2,293,330
715,684	General Electric Co.	24,032,669
90,000	Herman Miller, Inc.	2,210,400
155,400	Illinois Tool Works, Inc.	14,478,618
85,000	Tyco International Ltd.	2,606,100
115,000	Waste Management, Inc.	3,144,100

		65,951,461

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Blended Equity Fund — (continued)

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 14.89%
262,925	†Accenture Ltd., Class A	$7,112,121
113,792	Analog Devices, Inc.	4,412,854
202,987	†Applied Materials, Inc.	3,347,256
509,650	†Cisco Systems, Inc.	9,199,182
80,000	†Dell, Inc.	2,843,200
445,753	Intel Corp.	8,928,433
87,839	International Business Machines Corp.	7,531,316
54,026	†Lexmark International, Inc.	4,538,724
35,000	Maxim Integrated Products	1,477,000
672,107	Microsoft Corp.	18,577,037
80,000	†NCR Corp.	3,967,200
117,788	SAP AG ADR	4,587,843
125,991	Texas Instruments, Inc.	2,681,088

		79,203,254

	RAW/INTERMEDIATE MATERIALS — 1.87%
30,000	Air Products & Chemicals, Inc.	1,631,400
208,512	Aracruz Celulose S.A. ADR	6,905,918
35,000	International Paper Co.	1,414,350

		9,951,668

	REAL ESTATE — 1.78%
198,418	St. Joe Co.	9,478,428

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	UTILITIES — 1.26%
140,000	TXU Corp.	$6,708,800

	TOTAL COMMON STOCKS (Cost $321,620,663)	522,581,224

Principal Amount
REPURCHASE AGREEMENT — 1.76%
$9,355,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $9,355,351 (collateralized by Federal Home Loan Bank, par value $9,367,000, 2.125%, maturing on 9/15/05; total market value $9,363,294) (Cost $9,355,000)	9,355,000

TOTAL INVESTMENTS (Cost $330,975,663)	99.98%	$531,936,224
OTHER ASSETS AND LIABILITIES (NET)	0.02	96,305

NET ASSETS	100.00%	$532,032,529

†	Non-income producing security

ADR—American Depositary Receipt

plc—public limited company

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Financial	22.40%	$119,160,395
Information Technology	14.89	79,203,254
Consumer Discretionary	14.48	77,023,475
Health Care	13.52	71,919,276
Industrials	12.39	65,951,461
Energy	9.09	48,369,158
Consumer Staples	6.54	34,815,309
Raw/Intermediate Materials	1.87	9,951,668
Real Estate	1.78	9,478,428
Repurchase Agreement	1.76	9,355,000
Utilities	1.26	6,708,800

Total Investments	99.98%	$531,936,224
Other Assets and Liabilities (Net)	0.02	96,305

Net Assets	100.00%	$532,032,529

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Large Cap Growth Fund

Shares		Value (Note 1)
COMMON STOCKS — 89.76%
	CONSUMER DISCRETIONARY — 16.77%
136,600	Carnival Corp.	$6,459,814
60,900	†Kohl’s Corp.	2,934,771
91,000	Lowe’s Cos., Inc.	4,945,850
117,400	Petsmart, Inc.	3,327,116
87,600	†Starbucks Corp.	3,981,420
133,900	†Univision Communications, Inc.	4,232,579

		25,881,550

	FINANCIAL — 9.42%
27,800	Chicago Mercantile Exchange Holdings, Inc.	4,484,140
62,500	Lehman Brothers Holdings, Inc.	4,982,500
113,726	SLM Corp.	5,072,179

		14,538,819

	HEALTH CARE — 32.08%
58,700	Alcon, Inc.	4,707,740
77,600	†Amgen, Inc.	4,406,904
119,100	†Boston Scientific Corp.	4,731,843
131,500	†Caremark Rx, Inc.	4,217,205
73,600	Eli Lilly & Co.	4,419,680
179,800	†Gilead Sciences, Inc.	6,719,126
81,700	Guidant Corp.	5,395,468
75,700	Medtronic, Inc.	3,928,830
37,500	†Patterson Cos., Inc.	2,870,625
168,200	Teva Pharmaceutical Industries ADR	4,364,790
47,500	†Zimmer Holdings, Inc.	3,754,400

		49,516,611

	INDUSTRIALS — 3.46%
32,100	†Apollo Group, Inc., Class A	2,355,177
104,900	†Career Education Corp.	2,982,307

		5,337,484

	INFORMATION TECHNOLOGY — 24.90%
113,000	Analog Devices, Inc.	4,382,140
87,000	†Broadcom Corp., Class A	2,372,490
121,900	†Dell, Inc.	4,332,326
75,500	†Electronic Arts, Inc.	3,472,245
110,300	†Kla-Tencor Corp.	4,574,141
44,500	Research In Motion Ltd.	3,396,685
136,700	SAP AG ADR	5,324,465
63,000	†Symantec Corp.	3,460,590

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — (continued)
227,400	Symbol Technologies, Inc.	$2,874,337
239,400	†Veritas Software Corp.	4,254,138

		38,443,557

	TELECOMMUNICATION — 3.13%
124,000	America Movil S.A. de C.V., Series L ADR	4,839,720

	TOTAL COMMON STOCKS (Cost $123,004,692)	138,557,741

PREFERRED STOCKS — 3.39%
	CONSUMER DISCRETIONARY — 3.39%
167,200	News Corp., Ltd. ADR (Cost $5,027,430)	5,238,376

Principal Amount
REPURCHASE AGREEMENT — 6.81%
$10,511,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $10,511,394 (collateralized by Federal National Mortgage Association MTN, par value $9,643,000, 5.30%, maturing on 10/28/08; total market value $10,726,789) (Cost $10,511,000)	10,511,000

TOTAL INVESTMENTS (Cost $138,543,122)	99.96%	$154,307,117
OTHER ASSETS AND LIABILITIES (NET)	0.04	56,513

NET ASSETS	100.00%	$154,363,630

†	Non-income producing security

ADR—American Depositary Receipt

MTN—Medium Term Note

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Large Cap Growth Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Health Care	32.08%	$49,516,611
Information Technology	24.90	38,443,557
Consumer Discretionary	20.16	31,119,926
Financial	9.42	14,538,819
Repurchase Agreement	6.81	10,511,000
Industrials	3.46	5,337,484
Telecommunication	3.13	4,839,720

Total Investments	99.96%	$154,307,117
Other Assets and Liabilities (Net)	0.04	56,513

Net Assets	100.00%	$154,363,630

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Optimum Growth Fund

Shares		Value (Note 1)
COMMON STOCKS — 99.06%
	CONSUMER DISCRETIONARY — 25.39%
14,100	Anheuser Busch Cos., Inc.	$704,295
20,200	Carnival Corp.	955,258
10,900	Home Depot, Inc.	427,280
11,200	†Kohl’s Corp.	539,728
14,400	Lowe’s Cos., Inc.	782,640
1,700	†Mohawk Industries, Inc.	134,963
31,400	News Corp., Ltd. ADR	983,762
20,500	Petsmart, Inc.	580,970
27,500	Procter & Gamble Co.	1,488,300
15,100	†Starbucks Corp.	686,295
28,200	†Univision Communications, Inc.	891,402
13,600	Wal-Mart Stores, Inc.	723,520

		8,898,413

	CONSUMER STAPLES — 3.22%
9,600	Coca-Cola Co.	384,480
15,300	PepsiCo, Inc.	744,345

		1,128,825

	ENERGY — 0.22%
1,500	†BJ Services Co.	78,615

	FINANCIAL — 9.48%
5,000	American International Group, Inc.	339,950
5,100	Chicago Mercantile Exchange Holdings, Inc.	822,630
8,700	Fannie Mae	551,580
9,400	Lehman Brothers Holdings, Inc.	749,368
19,100	SLM Corp.	851,860
100	Wells Fargo & Co.	5,963

		3,321,351

	HEALTH CARE — 26.68%
3,800	Abbott Laboratories	160,968
9,400	Alcon, Inc.	753,880
12,500	†Amgen, Inc.	709,875
18,800	†Boston Scientific Corp.	746,924
23,200	†Caremark Rx, Inc.	744,024
11,800	Eli Lilly & Co.	708,590
29,600	†Gilead Sciences, Inc.	1,106,152
9,000	Guidant Corp.	594,360
14,010	Medtronic, Inc.	727,119
6,900	†Patterson Cos., Inc.	528,195
27,120	Pfizer, Inc.	829,872

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	HEALTH CARE — (continued)
32,600	Teva Pharmaceutical Industries ADR	$845,970
2,400	UnitedHealth Group, Inc.	176,976
9,100	†Zimmer Holdings, Inc.	719,264

		9,352,169

	INDUSTRIALS — 7.49%
1,300	3M Co.	103,961
5,200	†Apollo Group, Inc., Class A	381,524
10,100	†Career Education Corp.	287,143
37,600	General Electric Co.	1,262,608
400	Illinois Tool Works, Inc.	37,268
9,600	Lockheed Martin Corp.	535,488
200	United Technologies Corp.	18,676

		2,626,668

	INFORMATION TECHNOLOGY — 23.37%
20,900	Analog Devices, Inc.	810,502
13,600	†Broadcom Corp., Class A	370,872
12,800	†Cisco Systems, Inc.	231,040
26,300	†Dell, Inc.	934,702
14,300	†Electronic Arts, Inc.	657,657
1,100	International Business Machines Corp.	94,314
17,300	†Kla-Tencor Corp.	717,431
21,100	Microsoft Corp.	583,204
8,400	Qualcomm, Inc.	327,852
6,900	Research In Motion Ltd.	526,677
23,400	SAP AG ADR	911,430
10,050	†Symantec Corp.	552,047
30,700	Symbol Technologies, Inc.	388,048
20,100	Texas Instruments, Inc.	427,728
37,000	†Veritas Software Corp.	657,490

		8,190,994

	TELECOMMUNICATION — 2.15%
19,300	America Movil S.A. de C.V., Series L ADR	753,279

	TRANSPORTATION — 1.06%
4,900	United Parcel Service, Inc.	372,008

	TOTAL COMMON STOCKS (Cost $30,445,894)	34,722,322

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Optimum Growth Fund — (continued)

Principal Amount		Value (Note 1)
REPURCHASE AGREEMENT — 0.98%
$344,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $344,013 (collateralized by Federal Home Loan Bank, par value $344,000, 3.30%, maturing on 9/14/07; total market value $344,505) (Cost $344,000)	$344,000

TOTAL INVESTMENTS (Cost $30,789,894)	100.04%	$35,066,322
OTHER ASSETS AND LIABILITIES (NET)	(0.04)	(12,984)

NET ASSETS	100.00%	$35,053,338

†	Non-income producing security

ADR—American Depositary Receipt

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Health Care	26.68%	$9,352,169
Consumer Discretionary	25.39	8,898,413
Information Technology	23.37	8,190,994
Financial	9.48	3,321,351
Industrials	7.49	2,626,668
Consumer Staples	3.22	1,128,825
Telecommunication	2.15	753,279
Transportation	1.06	372,008
Repurchase Agreement	0.98	344,000
Energy	0.22	78,615

Total Investments	100.04%	$35,066,322
Other Assets and Liabilities (Net)	(0.04)	(12,984)

Net Assets	100.00%	$35,053,338

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Small Cap Fund

Shares		Value (Note 1)
COMMON STOCKS — 96.64%
	CONSUMER DISCRETIONARY — 18.91%
200,000	†A.C. Moore Arts & Crafts, Inc.	$4,936,000
450,000	†BJ’s Wholesale Club, Inc.	12,303,000
500,000	†Corinthian Colleges, Inc.	6,735,000
200,000	Nu Skin Enterprises, Inc., Class A	4,702,000
550,000	Oakley, Inc.	6,545,000
240,000	†Panera Bread Co., Class A	9,007,200
550,000	†Scientific Games Corp., Class A	10,499,500
1,000,000	†Sotheby’s Holdings, Inc., Class A	15,720,000
260,000	Thor Industries, Inc.	6,882,200
240,000	†Urban Outfitters, Inc.	8,229,600

		85,559,500

	ENERGY — 6.69%
440,000	†Cal Dive International, Inc.	15,672,800
200,000	Helmerich & Payne, Inc.	5,738,000
240,000	†Oceaneering International, Inc.	8,841,600

		30,252,400

	FINANCIAL — 13.65%
600,000	†E*TRADE Group, Inc.	6,852,000
350,000	Jefferies Group, Inc.	12,064,500
1,200,000	†Knight Trading Group, Inc.	11,016,000
1,300,000	LaBranche & Co., Inc.	10,985,000
60,000	Park National Corp.	7,633,800
240,000	†Philadelphia Consolidated Holding Co.	13,188,000

		61,739,300

	HEALTH CARE — 13.19%
300,000	Arrow International, Inc.	8,970,000
400,000	†Kensey Nash Corp.	10,472,000
320,000	†LifePoint Hospitals, Inc.	9,574,400
600,000	†Odyssey HealthCare, Inc.	10,650,000
1,000,000	†Orthovita, Inc.	4,450,000
400,000	†VCA Antech, Inc.	8,232,000
220,000	†Zoll Medical Corp.	7,326,000

		59,674,400

	INDUSTRIALS — 9.89%
200,000	Kennametal, Inc.	9,030,000
1,600,000	†Quanta Services, Inc.	9,680,000

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
200,000	Simpson Manufacturing Co., Inc.	$12,640,000
500,000	†Thomas & Betts Corp.	13,410,000

		44,760,000

	INFORMATION TECHNOLOGY — 13.98%
340,000	†CACI International, Inc., Class A	17,945,200
500,000	†Dendrite International, Inc.	8,025,000
450,000	†Forrester Research, Inc.	6,858,000
800,000	†Keane, Inc.	12,288,000
250,000	Renaissance Learning, Inc.	5,417,500
660,000	†RSA Security, Inc.	12,685,200

		63,218,900

	RAW/INTERMEDIATE MATERIALS — 6.79%
350,000	Cambrex Corp.	7,682,500
170,000	Quanex Corp.	8,717,600
250,000	Steel Dynamics, Inc.	9,645,000
300,000	†Stillwater Mining Co.	4,650,000

		30,695,100

	TECHNOLOGY — 9.30%
680,000	†CommScope, Inc.	14,688,000
80,000	†Flir Systems, Inc.	4,680,000
300,000	†Plantronics, Inc.	12,972,000
500,000	†Technitrol, Inc.	9,750,000

		42,090,000

	TRANSPORTATION — 2.68%
800,000	†Kansas City Southern	12,136,000

	UTILITIES — 1.56%
320,000	Aqua America, Inc.	7,075,200

	TOTAL COMMON STOCKS (Cost $344,126,888)	437,200,800

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Small Cap Fund — (continued)

Principal Amount		Value (Note 1)
REPURCHASE AGREEMENT — 3.22%
$14,553,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $14,553,546 (collateralized by Federal Home Loan Mortgage Corporation, par value $14,409,000, 4.50%, maturing on 7/15/13; total market value $14,688,084) (Cost $14,553,000)	$14,553,000

TOTAL INVESTMENTS (Cost $358,679,888)	99.86%	$451,753,800
OTHER ASSETS AND LIABILITIES (NET)	0.14	628,684

NET ASSETS	100.00%	$452,382,484

†	Non-income producing security

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	18.91%	$85,559,500
Information Technology	13.98	63,218,900
Financial	13.65	61,739,300
Health Care	13.19	59,674,400
Industrials	9.89	44,760,000
Technology	9.30	42,090,000
Raw/Intermediate Materials	6.79	30,695,100
Energy	6.69	30,252,400
Repurchase Agreement	3.22	14,553,000
Transportation	2.68	12,136,000
Utilities	1.56	7,075,200

Total Investments	99.86%	$451,753,800
Other Assets and Liabilities (Net)	0.14	628,684

Net Assets	100.00%	$452,382,484

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Value and Restructuring Fund

Shares		Value (Note 1)
COMMON STOCKS — 94.66%
	CONSUMER DISCRETIONARY — 21.65%
1,750,000	Black & Decker Corp.	$135,520,000
2,275,000	Centex Corp.	114,796,500
1,350,000	Harman International Industries, Inc.	145,462,500
1,125,000	Journal Communications, Inc., Class A	19,732,500
3,500,000	†Liberty Media Corp., Class A	30,520,000
1,850,000	Newell Rubbermaid, Inc.	37,074,000
1,900,000	TJX Cos., Inc.	41,876,000
850,000	Viacom, Inc., Class B	28,526,000
5,561,500	†XM Satellite Radio Holdings, Inc., Class A	172,517,730
2,025,000	†Zale Corp.	56,902,500

		782,927,730

	CONSUMER STAPLES — 7.48%
1,600,000	Avon Products, Inc.	69,888,000
1,725,000	ConAgra Foods, Inc.	44,349,750
2,100,000	†Dean Foods Co.	63,042,000
1,500,000	Kraft Foods, Inc., Class A	47,580,000
1,875,000	Loews Corp. — Carolina Group	45,693,750

		270,553,500

	ENERGY — 9.17%
2,000,000	Burlington Resources, Inc.	81,600,000
700,000	ConocoPhillips	57,995,000
1,500,000	Consol Energy, Inc.	52,335,000
1,050,000	Devon Energy Corp.	74,560,500
800,000	Noble Energy, Inc.	46,592,000
1,080,000	†Todco, Class A	18,738,000

		331,820,500

	FINANCIAL — 19.66%
1,250,000	Ace Ltd.	50,075,000
2,150,000	Amvescap plc ADR	23,585,500
1,650,000	@Apollo Investment Corp.	23,331,000
700,000	CIT Group, Inc.	26,173,000
1,375,000	Citigroup, Inc.	60,665,000
825,000	Freddie Mac	53,823,000
1,525,000	Friedman Billings Ramsey Group, Inc., Class A	29,127,500
1,550,000	JP Morgan Chase & Co.	61,581,500
675,000	Lehman Brothers Holdings, Inc.	53,811,000

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	FINANCIAL — (continued)
700,000	Loews Corp.	$40,950,000
2,250,000	MCG Capital Corp.	39,060,000
800,000	Mellon Financial Corp.	22,152,000
1,200,000	Metlife, Inc.	46,380,000
1,325,000	†MoneyGram International, Inc.	22,631,000
975,000	Morgan Stanley	48,067,500
800,000	PNC Financial Services Group, Inc.	43,280,000
700,000	†Primus Guaranty Ltd.	9,450,000
600,000	Washington Mutual, Inc.	23,448,000
450,000	XL Capital Ltd., Class A	33,295,500

		710,886,500

	HEALTH CARE — 3.77%
775,000	AmerisourceBergen Corp.	41,625,250
1,275,000	Bristol-Myers Squibb Co.	30,179,250
1,100,000	HCA, Inc.	41,965,000
600,000	Wyeth	22,440,000

		136,209,500

	INDUSTRIALS — 12.10%
900,000	†AGCO Corp.	20,358,000
2,100,000	Cendant Corp.	45,360,000
1,175,000	Deluxe Corp.	48,198,500
1,025,000	Empresa Brasileira de Aeronautica S.A. ADR	27,060,000
563,800	†Gol Linhas Aereas Inteligentes S.A. ADR	11,445,140
1,200,000	Overnite Corp.	37,716,000
1,050,000	Ryder System, Inc.	49,392,000
1,375,000	Tyco International Ltd.	42,157,500
1,050,000	Union Pacific Corp.	61,530,000
2,850,000	†United Rentals, Inc.	45,286,500
450,000	United Technologies Corp.	42,021,000
300,000	Viad Corp.	7,119,000

		437,643,640

	INFORMATION TECHNOLOGY — 6.85%
1,600,000	Harris Corp.	87,904,000
2,175,000	Nokia Oyj ADR	29,841,000
1,150,000	†Plantronics, Inc.	49,726,000
1,450,000	Texas Instruments, Inc.	30,856,000
1,900,000	†Unisys Corp.	19,608,000
2,300,000	†Vishay Intertechnology, Inc.	29,670,000

		247,605,000

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Value and Restructuring Fund — (continued)

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	RAW/INTERMEDIATE MATERIALS — 5.57%
825,000	Cambrex Corp.	$18,108,750
400,000	Eagle Materials, Inc., Class B	27,600,000
1,400,000	Georgia-Pacific Corp.	50,330,000
1,139,700	Lafarge North America, Inc.	53,440,533
850,000	PPG Industries, Inc.	52,088,000

		201,567,283

	REAL ESTATE — 3.25%
1,100,000	†Capital Lease Funding, Inc.	12,144,000
1,100,000	‡†Diamondrock Hospitality Co.	11,000,000
1,300,000	‡Fieldstone Investment Corp.	22,100,000
1,450,000	†Host Marriott Corp.	20,343,500
1,300,000	Luminent Mortgage Capital, Inc.	16,484,000
1,600,000	‡†Provident Senior Living Trust	24,000,000
545,454	†Saxon Capital, Inc.	11,639,988

		117,711,488

	TELECOMMUNICATION — 2.88%
1,600,000	America Movil S.A. de C.V., Series L ADR	62,448,000
1,750,000	†Nextel Communications, Inc., Class A	41,755,000

		104,203,000

	UTILITIES — 2.28%
7,000,000	†Calpine Corp.	20,300,000
1,000,000	Centerpoint Energy, Inc.	10,360,000
1,050,000	Duke Energy Corp.	24,034,500
649,275	Public Service Enterprise Group, Inc.	27,659,115

		82,353,615

	TOTAL COMMON STOCKS (Cost $2,535,155,654)	3,423,481,756

FOREIGN COMMON STOCKS — 1.55%
	ITALY — 1.02%
4,500,000	Enel S.p.A.	36,775,619

Shares		Value (Note 1)
FOREIGN COMMON STOCKS — (continued)
	UNITED KINGDOM — 0.53%
1,200,000	Severn Trent plc	$19,065,405

	TOTAL FOREIGN COMMON STOCKS (Cost $44,530,991)	55,841,024

CONVERTIBLE PREFERRED STOCKS — 2.91%
	CONSUMER DISCRETIONARY — 1.33%
995,000	†Adelphia Communications, Preferred Exchange, 7.50%, In Default	1,114,400
900,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	47,052,000

		48,166,400

	FINANCIAL — 0.24%
300,000	Genworth Financial, Inc., Preferred Exchange, 6.00%	8,760,000

	HEALTH CARE — 1.34%
900,000	Baxter International, Inc., Preferred Exchange, 7.00%	48,375,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $108,211,061)	105,301,400

Principal Amount
REPURCHASE AGREEMENT — 1.40%
$50,502,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $50,503,894 (collateralized by Federal National Mortgage Association Discount Note, par value $50,962,000, maturing on 3/16/05; total market value $50,502,323) (Cost $50,502,000)	$50,502,000

TOTAL INVESTMENTS (Cost $2,738,399,706)	100.52%	$3,635,126,180

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Value and Restructuring Fund — (continued)

Contracts		Value (Note 1)
CALL OPTIONS WRITTEN — (0.09)%
(1,000)	ConocoPhillips Expires 11/20/04 strike price 80	$(370,000)
(6,969)	Georgia-Pacific Corp. Expires 10/16/04 strike price 40	(34,845)
(2,865)	Harman International Industries, Inc. Expires 10/16/04 strike price 100	(2,377,950)
(310)	Harman International Industries, Inc. Expires 10/16/04 strike price 95	(347,200)

	TOTAL CALL OPTIONS WRITTEN (Premiums received $(1,631,714))	(3,129,995)

OTHER ASSETS AND LIABILITIES (NET)	(0.43)	(15,414,586)

NET ASSETS	100.00%	$3,616,581,599

†	Non-income producing security

plc—public limited company

ADR—American Depositary Receipt

@	Registered Investment Company
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $57,100,000 or 1.58% of net assets.

In Default—Security in default on income payments.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	22.98%	$831,094,130
Financial	19.90	719,646,500
Industrials	12.10	437,643,640
Energy	9.17	331,820,500
Consumer Staples	7.48	270,553,500
Information Technology	6.85	247,605,000
Raw/Intermediate Materials	5.57	201,567,283
Health Care	5.11	184,584,500
Utilities	3.83	138,194,639
Real Estate	3.25	117,711,488
Telecommunication	2.88	104,203,000
Repurchase Agreement	1.40	50,502,000

Total Investments	100.52%	$3,635,126,180
Call Options Written	(0.09)	(3,129,995)
Other Assets and Liabilities (Net)	(0.43)	(15,414,586)

Net Assets	100.00%	$3,616,581,599

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Mid Cap Value Fund

Shares		Value (Note 1)
COMMON STOCKS — 96.81%
	CONSUMER DISCRETIONARY — 26.27%
95,000	†Autozone, Inc.	$7,338,750
100,000	Best Buy Co., Inc.	5,424,000
140,000	Black & Decker Corp.	10,841,600
500,000	Blockbuster Inc., Class A	3,795,000
275,000	Brink’s Co.	8,296,750
500,000	Callaway Golf Co.	5,285,000
90,000	Centex Corp.	4,541,400
380,000	Limited Brands	8,470,200
310,000	Newell Rubbermaid, Inc.	6,212,400
150,000	Sherwin-Williams Co.	6,594,000
240,000	TJX Cos., Inc.	5,289,600
230,000	†Zale Corp.	6,463,000

		78,551,700

	CONSUMER STAPLES — 1.96%
195,000	†Dean Foods Co.	5,853,900

	ENERGY — 7.84%
120,000	Devon Energy Corp.	8,521,200
170,000	†Noble Corp.	7,641,500
130,000	Occidental Petroleum Corp.	7,270,900

		23,433,600

	FINANCIAL — 15.20%
160,000	Ace Ltd.	6,409,600
210,000	CIT Group, Inc.	7,851,900
300,000	Friedman Billings Ramsey Group, Inc., Class A	5,730,000
1,000,000	†Instinet Group, Inc.	5,000,000
80,000	Lehman Brothers Holdings, Inc.	6,377,600
125,000	RenaissanceRe Holdings Ltd.	6,447,500
350,000	Sovereign Bancorp, Inc.	7,637,000

		45,453,600

	HEALTH CARE — 6.83%
130,000	AmerisourceBergen Corp.	6,982,300
350,000	Health Management Associates, Inc., Class A	7,150,500
220,000	Shire Pharmaceuticals plc ADR	6,303,000

		20,435,800

	INDUSTRIALS — 15.44%
125,000	American Axle & Manufacturing Holdings, Inc.	3,657,500
290,000	Cendant Corp.	6,264,000

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
150,000	Empresa Brasileira de Aeronautica S.A. ADR	$3,960,000
75,200	†Infrasource Services, Inc.	789,600
170,000	Lincoln Electric Holdings, Inc.	5,314,200
170,000	Mueller Industries, Inc.	7,301,500
420,000	Onex Corp.	5,581,800
450,000	†United Rentals, Inc.	7,150,500
195,000	York International Corp.	6,160,050

		46,179,150

	INFORMATION TECHNOLOGY — 7.18%
1,000,000	†3com Corp.	4,200,000
250,000	Electronic Data Systems Corp.	4,847,500
155,000	Harris Corp.	8,515,700
310,000	Symbol Technologies, Inc.	3,918,400

		21,481,600

	RAW/INTERMEDIATE MATERIALS — 5.33%
253,000	Aracruz Celulose S.A. ADR	8,379,360
210,000	Georgia-Pacific Corp.	7,549,500

		15,928,860

	REAL ESTATE — 2.63%
165,000	St. Joe Co.	7,882,050

	TECHNOLOGY — 1.81%
420,000	†Vishay Intertechnology, Inc.	5,418,000

	TELECOMMUNICATION — 1.27%
260,000	†IDT Corp.	3,790,800

	UTILITIES — 5.05%
1,550,000	†Calpine Corp.	4,495,000
625,000	Centerpoint Energy, Inc.	6,475,000
450,000	†EL Paso Corp.	4,135,500

		15,105,500

	TOTAL COMMON STOCKS (Cost $237,539,458)	289,514,560

FOREIGN COMMON STOCKS — 1.69%
	NETHERLANDS — 1.69%
110,000	†Hunter Douglas NV (Cost $4,053,756)	5,053,574

CONVERTIBLE PREFERRED STOCKS — 1.24%
	ENERGY — 1.24%
275,000	Williams Cos., Inc., Preferred Exchange, 9.00% (Cost $2,753,989)	3,712,500

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Mid Cap Value Fund — (continued)

Principal Amount		Value (Note 1)
REPURCHASE AGREEMENTS — 1.15%
$3,420,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $3,420,128 (collateralized by Federal Home Loan Mortgage Corporation, par value $3,424,000, 3.30%, maturing on 9/14/07; total market value $3,425,016) (Cost $3,420,000)	$3,420,000

TOTAL INVESTMENTS (Cost $247,767,203)	100.89%	$301,700,634
OTHER ASSETS AND LIABILITIES (NET)	(0.89)	(2,650,140)

NET ASSETS	100.00%	$299,050,494

†	Non-income producing security

plc—public limited company

ADR—American Depositary Receipt

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	27.96%	$83,605,274
Industrials	15.44	46,179,150
Financial	15.20	45,453,600
Energy	9.08	27,146,100
Information Technology	7.18	21,481,600
Health Care	6.83	20,435,800
Raw/Intermediate Materials	5.33	15,928,860
Utilities	5.05	15,105,500
Real Estate	2.63	7,882,050
Consumer Staples	1.96	5,853,900
Technology	1.81	5,418,000
Telecommunication	1.27	3,790,800
Repurchase Agreement	1.15	3,420,000

Total Investments	100.89%	$301,700,634
Other Assets and Liabilities (Net)	(0.89)	(2,650,140)

Net Assets	100.00%	$299,050,494

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Energy and Natural Resources Fund

Shares		Value (Note 1)
COMMON STOCKS — 96.82%
	ENERGY — 63.21%
100,000	†BJ Services Co.	$5,241,000
93,940	BP plc ADR	5,404,368
100,000	Burlington Resources, Inc.	4,080,000
110,000	†Carrizo Oil & Gas, Inc.	1,049,400
35,000	†Cimarex Energy Co.	1,222,900
54,494	Devon Energy Corp.	3,869,619
180,000	†Energy Partners Ltd.	2,930,400
100,000	†Grant Prideco, Inc.	2,049,000
300,000	†Input/Output, Inc.	3,093,000
81,000	Kerr-McGee Corp.	4,637,250
295,000	Lyondell Chemical Co.	6,625,700
125,000	†Maverick Tube Corp.	3,851,250
255,000	†McMoRan Exploration Co.	3,322,650
50,000	Murphy Oil Corp.	4,338,500
112,000	†Nabors Industries Ltd.	5,303,200
85,000	†Newfield Exploration Co.	5,205,400
100,000	†Noble Corp.	4,495,000
40,000	Patina Oil and Gas Corp.	1,182,800
220,000	Patterson-UTI Energy, Inc.	4,188,800
65,000	Peabody Energy Corp.	3,867,500
125,000	Pioneer Natural Resources Co.	4,310,000
180,000	†Plains Exploration & Production Co.	4,294,800
124,100	†Premcor, Inc.	4,777,850
60,000	†Rowan Cos., Inc.	1,584,000
60,000	Schlumberger Ltd.	4,038,600
80,000	†Smith International, Inc.	4,858,400
81,000	†Southwestern Energy Co.	3,401,190
90,000	†Spinnaker Exploration Co.	3,153,600
130,000	Suncor Energy, Inc.	4,161,300
100,000	†Transocean Sedco Forex Inc	3,578,000
20,000	†Ultra Petroleum Corp.	981,000
137,500	XTO Energy, Inc.	4,466,000

		119,562,477

	INDUSTRIALS — 7.47%
186,676	Cemex S.A. de C.V. ADR	5,253,063
97,500	Florida Rock Industries, Inc.	4,776,525
275,000	†Willbros Group, Inc.	4,100,250

		14,129,838

	RAW/INTERMEDIATE MATERIALS — 15.67%
145,000	Aracruz Celulose S.A. ADR	4,802,400
130,000	Arch Coal, Inc.	4,613,700
150,000	Cia Vale do Rio Doce ADR	3,370,500

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	RAW/INTERMEDIATE MATERIALS — (continued)
115,000	Freeport-McMoRan Copper & Gold, Inc., Class B	$4,657,500
50,000	†International Steel Group, Inc.	1,685,000
185,000	MeadWestvaco Corp.	5,901,500
50,000	Phelps Dodge Corp.	4,601,500

		29,632,100

	REAL ESTATE — 2.91%
115,000	St. Joe Co.	5,493,550

	TRANSPORTATION — 4.51%
150,000	Teekay Shipping Corp.	6,463,500
130,000	†TOP Tankers, Inc.	2,074,800

		8,538,300

	UTILITIES — 3.05%
75,000	Western Gas Resources, Inc.	2,144,250
300,000	Williams Cos., Inc.	3,630,000

		5,774,250

	TOTAL COMMON STOCKS (Cost $137,736,008)	183,130,515

Principal Amount
REPURCHASE AGREEMENT — 2.80%
$5,287,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $5,287,198 (collateralized by Federal Home Loan Bank, par value $5,294,000, 3.30%, maturing on 9/14/07; total market value $5,294,765) (Cost $5,287,000)	5,287,000

TOTAL INVESTMENTS (Cost $143,023,008)	99.62%	$188,417,515
OTHER ASSETS AND LIABILITIES (NET)	0.38	725,496

NET ASSETS	100.00%	$189,143,011

†	Non-income producing security

plc—public limited company

ADR—American Depositary Receipt

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Energy and Natural Resources Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Energy	63.21%	$119,562,477
Raw/Intermediate Materials	15.67	29,632,100
Industrials	7.47	14,129,838
Transportation	4.51	8,538,300
Utilities	3.05	5,774,250
Real Estate	2.91	5,493,550
Repurchase Agreement	2.80	5,287,000

Total Investments	99.62%	$188,417,515
Other Assets and Liabilities (Net)	0.38	725,496

Net Assets	100.00%	$189,143,011

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Real Estate Fund

Shares		Value (Note 1)
COMMON STOCKS — 95.68%
	CONSUMER DISCRETIONARY — 2.99%
75,000	Starwood Hotels & Resorts Worldwide, Inc.	$3,481,500

	REAL ESTATE — 90.65%
85,000	AMB Property Corp.	3,146,700
215,000	Amerivest Properties, Inc.	1,440,500
60,000	Apartment Investment & Management Co., Class A	2,086,800
58,684	AvalonBay Communities, Inc.	3,533,950
75,500	Boston Properties, Inc.	4,181,945
75,000	Camden Property Trust	3,465,000
100,976	Catellus Development Corp.	2,676,874
150,000	Cedar Shopping Centers, Inc.	2,092,500
30,000	Centerpoint Properties Trust	1,307,400
105,000	Cousins Properties, Inc.	3,602,550
110,000	Duke Realty Corp.	3,652,000
169,620	Equity Office Properties Trust	4,622,145
116,720	Equity Residential	3,618,320
72,000	Federal Realty Investment Trust	3,168,000
48,000	Forest City Enterprises, Inc., Class A	2,644,800
115,000	General Growth Properties, Inc.	3,565,000
100,000	Healthcare Realty Trust, Inc.	3,904,000
102,500	Heritage Property Investment Trust	2,989,925
85,000	Highland Hospitality Corp.	969,000
50,000	Home Properties of New York, Inc.	1,978,000
133,800	†Host Marriott Corp.	1,877,214
67,500	Kimco Realty Corp.	3,462,750
85,000	Liberty Property Trust	3,386,400
45,000	Macerich Co.	2,398,050
55,000	Pan Pacific Retail Properties, Inc.	2,975,500
75,000	Parkway Properties, Inc.	3,483,750
75,000	Post Properties Inc	2,242,500
100,000	Prentiss Properties Trust	3,600,000
85,000	Prologis	2,995,400
71,200	Public Storage, Inc.	3,527,960
90,000	Simon Property Group, Inc.	4,826,700
60,000	St. Joe Co.	2,866,200
4,486	Trizec Canada, Inc.	63,118
120,513	Trizec Properties, Inc.	1,924,593
70,000	Vornado Realty Trust	4,387,600
88,875	Weingarten Realty Investors	2,933,764

		105,596,908

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	TRANSPORTATION — 2.04%
70,000	Alexander & Baldwin, Inc.	$2,372,300

	TOTAL COMMON STOCKS (Cost $85,754,448)	111,450,708

Principal Amount
REPURCHASE AGREEMENT — 4.37%
$5,096,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $5,096,191 (collateralized by Federal National Mortgage Association MTN, par value $4,675,000, 5.30%, maturing on 10/28/08; total market value $5,200,616) (Cost $5,096,000)	5,096,000

TOTAL INVESTMENTS (Cost $90,850,448)	100.05%	$116,546,708
OTHER ASSETS AND LIABILITIES (NET)	(0.05)	(57,554)

NET ASSETS	100.00%	$116,489,154

†	Non-income producing security

MTN—Medium Term Note

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Real Estate Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Real Estate	90.65%	$105,596,908
Repurchase Agreement	4.37	5,096,000
Consumer Discretionary	2.99	3,481,500
Transportation	2.04	2,372,300

Total Investments	100.05%	$116,546,708
Other Assets and Liabilities (Net)	(0.05)	(57,554)

Net Assets	100.00%	$116,489,154

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Equity Income Fund

Shares		Value (Note 1)
COMMON STOCKS — 89.61%
	CONSUMER DISCRETIONARY — 14.66%
173,300	Circuit City Stores, Inc.	$2,658,422
165,200	Leggett & Platt, Inc.	4,642,120
91,900	May Department Stores Co.	2,355,397
134,000	Newell Rubbermaid, Inc.	2,685,360
122,100	Snap-On, Inc.	3,365,076
194,000	†Time Warner, Inc.	3,131,160
246,300	Visteon Corp.	1,967,937

		20,805,472

	CONSUMER STAPLES — 8.49%
142,600	Albertson’s, Inc.	3,412,418
63,400	Altria Group, Inc.	2,982,336
90,200	Kraft Foods, Inc., Class A	2,861,144
121,900	Sara Lee Corp.	2,786,634

		12,042,532

	ENERGY — 5.20%
63,500	BP plc ADR	3,653,155
69,400	ChevronTexaco Corp.	3,722,616

		7,375,771

	FINANCIAL — 13.61%
58,816	Bank of America Corp.	2,548,498
67,650	Citigroup, Inc.	2,984,718
47,320	Comerica, Inc.	2,808,442
57,160	Morgan Stanley	2,817,988
91,410	US Bancorp	2,641,749
388,000	†Van der Moolen Holding NV ADR	2,560,800
147,500	W. P. Stewart & Co. Ltd.	2,948,525

		19,310,720

	HEALTH CARE — 8.67%
110,300	Bristol-Myers Squibb Co.	2,610,801
56,000	Eli Lilly & Co.	3,362,800
72,000	Medtronic, Inc.	3,736,800
78,400	Merck & Co., Inc.	2,587,200

		12,297,601

	INDUSTRIALS — 7.13%
40,000	Deluxe Corp.	1,640,800
87,800	General Electric Co.	2,948,324
59,975	Hubbell, Inc., Class B	2,688,679
90,600	RR Donnelley & Sons Co.	2,837,592

		10,115,395

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — 10.59%
305,000	AVX Corp.	$3,614,250
216,500	Electronic Data Systems Corp.	4,197,935
127,000	Microsoft Corp.	3,511,550
270,000	Nokia Oyj ADR	3,704,400

		15,028,135

	RAW/INTERMEDIATE MATERIALS — 6.50%
65,800	Eastman Chemical Co.	3,128,790
195,500	RPM, Inc.	3,450,575
100,000	Sonoco Products Co.	2,644,000

		9,223,365

	REAL ESTATE — 3.69%
88,000	Apartment Investment & Management Co., Class A	3,060,640
48,000	Rayonier, Inc.	2,171,520

		5,232,160

	TELECOMMUNICATION — 5.05%
253,300	AT&T Corp.	3,627,256
89,900	Verizon Communications, Inc.	3,540,262

		7,167,518

	UTILITIES — 6.02%
274,000	Centerpoint Energy, Inc.	2,838,640
178,200	Cleco Corp.	3,072,168
104,250	Vectren Corp.	2,625,015

		8,535,823

	TOTAL COMMON STOCKS (Cost $124,513,648)	127,134,492

PREFERRED STOCKS — 1.46%
	ENERGY — 1.46%
45,400	El Paso Tennessee Pipeline Co., Preferred Exchange, 8.25% (Cost $2,107,870)	2,068,537

CONVERTIBLE PREFERRED STOCKS — 4.38%
	CONSUMER DISCRETIONARY — 1.69%
46,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	2,404,880

	ENERGY — 2.69%
10,000	Calpine Capital Trust II, Preferred Exchange, 5.50%	501,250

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Equity Income Fund — (continued)

Shares		Value (Note 1)
CONVERTIBLE PREFERRED STOCKS — (continued)
	ENERGY — (continued)
95,400	El Paso Energy Capital Trust I, Preferred Exchange, 4.75%	$3,310,380

		3,811,630

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,755,882)	6,216,510

FOREIGN COMMON STOCKS — 2.49%
	NETHERLANDS — 0.46%
100,000	†Van der Moolen Holding NV	650,808

	UNITED KINGDOM — 2.03%
269,400	Pearson plc	2,881,080

	TOTAL FOREIGN COMMON STOCKS (Cost $3,747,173)	3,531,888

Principal Amount		Value (Note 1)
REPURCHASE AGREEMENT — 3.92%
$5,560,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $5,560,209 (collateralized by Federal Home Loan Bank, par value $5,567,000, 2.125%, maturing on 9/15/05; total market value $5,564,915) (Cost $5,560,000)	$5,560,000

TOTAL INVESTMENTS (Cost $141,684,573)	101.86%	$144,511,427
OTHER ASSETS & LIABILITIES (NET)	(1.86)	(2,643,587)

NET ASSETS	100.00%	$141,867,840

†	Non-income producing security

plc—public limited company

ADR —American Depositary Receipt

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	16.35%	$23,210,352
Financial	14.07	19,961,528
Information Technology	12.62	17,909,215
Energy	9.35	13,255,938
Health Care	8.67	12,297,601
Consumer Staples	8.49	12,042,532
Industrials	7.13	10,115,395
Raw/Intermediate Materials	6.50	9,223,365
Utilities	6.02	8,535,823
Telecommunication	5.05	7,167,518
Repurchase Agreement	3.92	5,560,000
Real Estate	3.69	5,232,160

Total Investments	101.86%	$144,511,427
Other Assets and Liabilities (Net)	(1.86)	(2,643,587)

Net Assets	100.00%	$141,867,840

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Equity Core Fund

Shares		Value (Note 1)
COMMON STOCKS — 92.39%
	CONSUMER DISCRETIONARY — 20.78%
4,500	†Autozone, Inc.	$347,625
6,750	†Cox Communications, Inc., Class A	223,628
12,000	Dillards Inc., Class A	236,880
14,000	Eastman Kodak Co.	451,080
14,500	Furniture Brands International, Inc.	363,660
11,000	John Wiley & Sons, Class A	351,450
12,000	Leggett & Platt, Inc.	337,200
6,000	†Timberland Co., Class A	340,800

		2,652,323

	CONSUMER STAPLES — 7.62%
6,500	Colgate-Palmolive Co.	293,670
10,000	Sysco Corp.	299,200
6,000	Wm. Wrigley Jr. Co.	379,860

		972,730

	ENERGY — 6.04%
8,000	Exxon Mobil Corp.	386,640
12,000	Suncor Energy, Inc.	384,120

		770,760

	FINANCIAL — 14.93%
12,000	American Capital Strategies Ltd.	376,080
5,000	American International Group, Inc.	339,950
4	†Berkshire Hathaway Inc., Class A	346,600
2,000	Lehman Brothers Holdings, Inc.	159,440
9,000	North Fork Bancorporation, Inc.	400,050
5,500	RenaissanceRe Holdings Ltd.	283,690

		1,905,810

	HEALTH CARE — 8.73%
6,500	Johnson & Johnson	366,145
7,000	Medtronic, Inc.	363,300
4,500	Novo-Nordisk A/S ADR	246,465
4,500	Pfizer, Inc.	137,700

		1,113,610

	INDUSTRIALS — 7.85%
11,000	General Electric Co.	369,380
30,000	Onex Corp.	398,700
4,000	Union Pacific Corp.	234,400

		1,002,480

	INFORMATION TECHNOLOGY — 10.35%
70,000	†3com Corp.	295,400

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	INFORMATION TECHNOLOGY — (continued)
10,000	Analog Devices, Inc.	$387,800
12,500	Molex Inc., Class A	328,875
7,000	Pitney Bowes, Inc.	308,700

		1,320,775

	RAW/INTERMEDIATE MATERIALS — 5.28%
10,000	Aracruz Celulose S.A. ADR	331,200
8,000	E.I. Dupont de Nemours & Co.	342,400

		673,600

	REAL ESTATE — 2.62%
7,000	St. Joe Co.	334,390

	UTILITIES — 8.19%
30,000	†AES Corp.	299,700
32,000	Centerpoint Energy, Inc.	331,520
45,000	†EL Paso Corp.	413,550

		1,044,770

	TOTAL COMMON STOCKS (Cost $11,551,875)	11,791,248

Principal Amount
REPURCHASE AGREEMENT — 5.87%
$749,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $749,028 (collateralized by Federal Home Loan Mortgage Corporation, par value $750,000, 3.30%, maturing on 9/14/07; total market value $750,103) (Cost $749,000)	749,000

TOTAL INVESTMENTS (Cost $12,300,875)	98.26%	$12,540,248
OTHER ASSETS & LIABILITIES (NET)	1.74	222,484

NET ASSETS	100.00%	$12,762,732

†	Non-income producing security

ADR—American Depositary Receipt

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Equity Core Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	20.78%	$2,652,323
Financial	14.93	1,905,810
Information Technology	10.35	1,320,775
Health Care	8.73	1,113,610
Utilities	8.19	1,044,770
Industrials	7.85	1,002,480
Consumer Staples	7.62	972,730
Energy	6.04	770,760
Repurchase Agreement	5.87	749,000
Raw/Intermediate Materials	5.28	673,600
Real Estate	2.62	334,390

Total Investments	98.26%	$12,540,248
Other Assets and Liabilities (Net)	1.74	222,484

Net Assets	100.00%	$12,762,732

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

International Fund

Shares		Value (Note 1)
COMMON STOCKS — 94.88%
	AUSTRALIA — 1.93%
57,000	News Corp. Ltd. ADR	$1,873,590
47,447	Rio Tinto Ltd.	1,304,962

		3,178,552

	BELGIUM — 4.68%
85,500	Dexia	1,588,617
6,870	Electrabel	2,468,464
77,400	Fortis	1,841,866
24,800	Umicore	1,809,594

		7,708,541

	BRAZIL — 2.13%
26,500	Aracruz Celulose S.A. ADR	877,680
129,300	†Gol Linhas Aereas Inteligentes S.A. ADR	2,624,790

		3,502,470

	CANADA — 0.76%
39,168	Suncor Energy, Inc.	1,250,355

	CHINA — 1.03%
3,237,000	CNOOC Ltd.	1,691,548

	FINLAND — 0.96%
112,900	Fortum Oyj	1,577,495

	FRANCE — 7.05%
62,228	AXA	1,259,008
46,400	BNP Paribas	2,996,697
16,956	Carrefour S.A.	797,518
30,300	†Cie Generale De Geophysique S.A.	2,030,279
21,726	Sanofi-Aventis	1,616,323
14,289	TotalFinaElf S.A.	2,910,498

		11,610,323

	GERMANY — 6.19%
11,700	Adidas-Salomon AG	1,632,603
130,000	Depfa Bank plc	1,772,831
41,310	Fielmann AG	2,467,867
15,305	Muenchener Rueckversicherungs AG	1,474,323
247,500	†SGL Carbon AG	2,843,404

		10,191,028

	GREECE — 0.80%
98,300	Hellenic Telecommunications Organization S.A.	1,320,999

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	HONG KONG — 2.04%
1,439,800	Cafe de Coral Holdings Ltd.	$1,560,174
3,348,100	Shun TAK Holdings Ltd.	1,792,540

		3,352,714

	INDIA — 2.70%
101,721	Gujarat Ambuja Cements Ltd. GDR	746,541
82,100	@India Fund, Inc.	1,949,875
70,100	‡State Bank of India GDR	1,741,985

		4,438,401

	INDONESIA — 2.25%
41,900	Freeport-McMoRan Copper & Gold, Inc., Class B	1,696,950
4,447,400	PT Telekomunikasi Indonesia	2,014,925

		3,711,875

	IRELAND — 2.28%
205,363	Anglo Irish Bank Corp. plc	3,762,147

	ITALY — 4.07%
1,151,500	†Cassa di Risparmio di Firenze S.p.A.	2,112,351
148,090	ENI S.p.A.	3,318,057
74,650	†Permasteelisa S.p.A.	1,264,636

		6,695,044

	JAPAN — 18.06%
22,600	Aflac, Inc.	886,146
521	Can Do Co., Ltd.	1,134,510
28,300	Canon, Inc.	1,330,073
348,963	†Chiyoda Corp.	2,643,779
92,300	Daikin Industries Ltd.	2,231,815
2,420	†eAccess Ltd.	2,239,622
484	Faith Inc.	1,356,948
64,700	FamilyMart Co., Ltd.	1,734,687
216	Japan Retail Fund Investment Corp.	1,616,840
58,600	JSR Corp.	946,405
6,900	Keyence Corp.	1,451,182
113	Millea Holdings, Inc.	1,455,882
121,400	Mimasu Semiconductor Industry Co., Ltd.	1,561,903
200	Mitsubishi Tokyo Financial Group, Inc.	1,667,649
290,700	Mitsui Osk Lines Ltd.	1,743,435

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

International Fund — (continued)

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	JAPAN — (continued)
129,300	Nissan Motor Co., Ltd.	$1,407,794
111,700	Sharp Corp.	1,536,426
148,200	Toppan Printing Co., Ltd.	1,453,561
85,900	Toys R Us Japan Ltd.	1,324,956

		29,723,613

	MALAYSIA — 0.85%
747,500	Public Bank Berhad	1,396,645

	MEXICO — 2.33%
81,900	Cemex S.A. de C.V. ADR	2,304,666
47,500	Telefonos de Mexico S.A. de C.V., Class L, ADR	1,532,825

		3,837,491

	NETHERLANDS — 0.90%
49,375	Heineken Nv	1,486,488

	NORWAY — 4.71%
614,400	†Stolt Offshore S.A.	2,929,843
321,000	Telenor ASA	2,443,920
223,400	†Yara International ASA	2,372,889

		7,746,652

	RUSSIA — 1.13%
14,970	Lukoil Co. ADR	1,856,280

	SOUTH KOREA — 1.64%
6,800	Samsung Electronics	2,704,646

	SPAIN — 2.96%
36,550	Fomento de Construcciones Y Contratas S.A.	1,356,860
78,100	Repsol YPF S.A.	1,714,963
120,122	Telefonica S.A.	1,797,758

		4,869,581

	SWEDEN — 0.35%
161,000	†Ortivus AB	583,830

	SWITZERLAND — 5.11%
105	Lindt & Spruengli AG (Registered Shares)	1,252,903
38,580	Novartis AG (Registered Shares)	1,798,155
28,510	Roche Holding AG	2,945,295
34,300	UBS AG (Registered Shares)	2,414,487

		8,410,840

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	TAIWAN — 1.42%
110,320	AU Optronics Corp. ADR	$1,381,206
89,300	@iShares MSCI Taiwan Index Fund	955,510

		2,336,716

	THAILAND — 2.30%
2,031,200	Dhipaya Insurance Public Co., Ltd. (Foreign Shares)	828,661
238,000	Siam Cement Public Co., Ltd. (Foreign Shares)	1,528,256
659,600	Siam Commercial Bank Public Co., Ltd. (Foreign Shares)	704,581
1,273,600	Thai Union Frozen Products Public Co., Ltd. (Foreign Shares)	728,650

		3,790,148

	UNITED KINGDOM — 14.25%
131,946	Alliance Unichem plc	1,591,353
493,616	BAE Systems plc	2,007,517
323,700	BG Group plc	2,173,136
88,800	Carpetright plc	1,690,437
252,600	Davis Service Group plc	1,691,240
116,978	GlaxoSmithKline plc	2,521,078
258,100	Lloyds TSB Group plc	2,015,297
61,773	Reckitt Benckiser plc	1,513,518
74,121	Royal Bank of Scotland Group plc	2,140,644
483,592	Serco Group plc	1,881,429
1,182,346	Vodafone Group plc	2,829,505
400,776	William Morrison Supermarkets	1,396,056

		23,451,210

	TOTAL COMMON STOCKS (Cost $134,943,404)	156,185,632

PREFERRED STOCKS — 2.60%
	GERMANY — 1.61%
1,663	†Porsche AG	1,080,579
31,800	Rhoen Klinikum AG-Vorzugsakt	1,569,950

		2,650,529

	SOUTH KOREA — 0.99%
63,135	Hyundai Motor Co., Ltd.	1,633,889

	TOTAL PREFERRED STOCKS (Cost $3,173,547)	4,284,418

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

International Fund — (continued)

Principal Amount		Value (Note 1)
REPURCHASE AGREEMENT — 2.65%
	UNITED STATES — 2.65%
$4,355,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $4,355,163 (collateralized by Federal National Mortgage Association, par value $3,995,000, 5.30%, maturing on 10/28/08; total market value $4,444,389) (Cost $4,355,000)	$4,355,000

TOTAL INVESTMENTS## (Cost $142,471,951)	100.13%	$164,825,050
OTHER ASSETS & LIABILITIES (NET)	(0.13)	(209,743)

NET ASSETS (NET)	100.00%	$164,615,307

ADR—American Depositary Receipt

†	Non-income producing security

plc—public limited company

GDR—Global Depositary Receipt

@	Registered Investment Company
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, this security amounted to $1,741,985 or 1.06% of net assets.
##	The Fund also owns 25,200 Rights in Compania Vale do Rio Doce which are fair valued at zero. Such rights are valued using methods determined in good faith by the Valuation Committee of the Board of Directors.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Financials	22.09%	$36,359,287
Energy	13.02	21,437,473
Consumer Discretionary	12.68	20,879,765
Capital Goods	9.78	16,096,638
Health Care	7.67	12,625,984
Telecommunications	7.25	11,939,932
Technology	6.50	10,695,508
Consumer Staples	4.96	8,156,512
Materials	4.73	7,788,189
Industrials	4.65	7,654,073
Transportation	2.65	4,368,225
Repurchase Agreement	2.65	4,355,000
Utilities	1.50	2,468,464

Total Investments	100.13%	$164,825,050
Other Assets and Liabilities (Net)	(0.13)	(209,743)

Net Assets	100.00%	$164,615,307

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Pacific/Asia Fund

Shares		Value (Note 1)
COMMON STOCKS — 94.10%
	AUSTRALIA — 3.45%
70,100	News Corp. Ltd. ADR	$2,304,187
54,986	Rio Tinto Ltd.	1,512,311

		3,816,498

	CHINA — 9.71%
10,574,887	Champion Technology Holding	1,695,117
33,200	CNOOC Ltd. ADR	1,746,320
2,618,000	Huaneng Power	2,115,067
3,600,000	Launch Tech Co., Ltd.	957,932
1,988,400	People’s Food Holdings Ltd.	1,370,007
64,400	†Sina Corp.	1,641,556
6,987,000	Symphony Holdings Ltd.	1,236,471

		10,762,470

	HONG KONG — 10.64%
2,047,800	Cafe de Coral Holdings Ltd.	2,219,005
5,627,900	Convenience Retail Asia Ltd.	1,840,350
1,092,200	Hong Kong Land Holdings Ltd.	2,151,634
5,190,600	Shun TAK Holdings Ltd.	2,778,997
297,000	Sun Hung Kai Properties Ltd.	2,799,354

		11,789,340

	INDIA — 4.51%
155,854	Gujarat Ambuja Cements Ltd. GDR	1,143,828
120,600	@India Fund, Inc.	2,864,250
39,800	‡State Bank of India GDR	989,030

		4,997,108

	INDONESIA — 5.53%
90,652,600	†Bank Internasional Indonesia	1,583,451
56,700	Freeport-McMoRan Copper & Gold, Inc., Class B	2,296,350
4,957,800	PT Telekomunikasi Indonesia	2,246,165

		6,125,966

	JAPAN — 44.30%
25,572	Aflac, Inc.	1,002,678
2,025	†BB Net Corp.	1,653,586
603	Can Do Co., Ltd.	1,313,070
33,600	Canon, Inc.	1,579,168
453,745	†Chiyoda Corp.	3,437,618
94,300	Daikin Industries Ltd.	2,280,175

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	JAPAN — (continued)
2,860	†eAccess Ltd.	$2,646,827
29,300	Eneserve Corp.	967,672
548	Faith Inc.	1,536,379
73,600	FamilyMart Co., Ltd.	1,973,307
291,400	Fujitec Co., Ltd.	1,411,855
137,700	Hitachi High-Technologies Corp.	1,912,795
110,400	Honda Motor Co., Ltd. ADR	2,689,344
312	Japan Retail Fund Investment Corp.	2,335,435
116,500	JSR Corp.	1,881,504
8,300	Keyence Corp.	1,745,625
132	Millea Holdings, Inc.	1,700,676
197,650	Mimasu Semiconductor Industry Co., Ltd.	2,542,918
295	Mitsubishi Tokyo Financial Group, Inc.	2,459,783
445,800	Mitsui Osk Lines Ltd.	2,673,627
204,300	Nissan Motor Co., Ltd.	2,224,380
116,000	Nomura Holdings Inc.	1,489,271
97,500	Sato Corp.	2,406,206
196,500	Toppan Printing Co., Ltd.	1,927,292
83,500	Toys R Us Japan Ltd.	1,287,937

		49,079,128

	MALAYSIA — 2.55%
1,514,700	Public Bank Berhad	2,830,097

	SOUTH KOREA — 1.97%
5,498	Samsung Electronics	2,186,786

	TAIWAN — 5.25%
908,253	Asia Vital Components	828,845
163,935	AU Optronics Corp. ADR	2,052,466
163,600	@iShares MSCI Taiwan Index Fund	1,750,520
622,600	Min Aik Technology Co. Ltd.	1,182,152

		5,813,983

	THAILAND — 6.19%
8,284,800	Home Product Center Public Co., Ltd. (Foreign Shares)	799,981
6,730,100	IT City Public Co., Ltd. (Foreign Shares)	1,031,651
1,630,600	†Kasikornbank Public Co., Ltd. (Foreign Shares)	1,830,366

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Pacific/Asia Fund — (continued)

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	THAILAND — (continued)
272,200	Siam Cement Public Co., Ltd. (Foreign Shares)	$1,747,863
2,528,200	Thai Union Frozen Products Public Co., Ltd. (Foreign Shares)	1,446,429

		6,856,290

	TOTAL COMMON STOCKS (Cost $101,209,328)	104,257,666

PREFERRED STOCKS — 2.42%
	SOUTH KOREA — 2.42%
103,500	Hyundai Motor Co., Ltd. (Cost $1,603,874)	2,678,506

Principal Amount		Value (Note 1)
REPURCHASE AGREEMENT — 2.82%
	UNITED STATES — 2.82%
$3,126,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $3,126,117 (collateralized by Federal Home Loan Bank, par value $3,130,000, 3.30%, maturing on 9/14/07; total market value $3,130,591) (Cost $3,126,000)	3,126,000

TOTAL INVESTMENTS (Cost $105,939,202)	99.34%	$110,062,172
OTHER ASSETS AND LIABILITIES (NET)	0.66	725,937

NET ASSETS	100.00%	$110,788,109

ADR—American	Depositary Receipt
†	Non-income producing security

GDR—Global Depositary Receipt

@	Registered Investment Company
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, this security amounted to $989,030 or 0.89% of net assets.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Financial	25.78%	$28,565,541
Consumer Discretionary	20.82	23,068,197
Technology	17.99	19,929,934
Capital Goods	8.73	9,677,492
Materials	5.14	5,690,166
Industrials	4.07	4,507,966
Consumer Staples	3.66	4,052,907
Telecommunication	3.56	3,941,282
Repurchase Agreement	2.82	3,126,000
Utilities	2.78	3,082,740
Transportation	2.41	2,673,627
Energy	1.58	1,746,320

Total Investments	99.34%	$110,062,172
Other Assets and Liabilities (Net)	0.66	725,937

Net Assets	100.00%	$110,788,109

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Emerging Markets Fund

Shares		Value (Note 1)
COMMON STOCKS — 85.57%
	ARGENTINA — 0.63%
146,000	†IRSA Inversiones y Representaciones S.A. GDR	$1,184,060

	BRAZIL — 5.78%
56,700	Aracruz Celulose S.A. ADR	1,877,904
154,500	Cia Vale do Rio Doce	3,469,360
45,500	†Gol Linhas Aereas Inteligentes S.A. ADR	923,650
254,200	Tele Centro Oeste Celular Participacoes S.A. ADR	2,592,840
67,500	Telemig Celular Participacoes S.A. ADR	1,922,400

		10,786,154

	CHILE — 2.22%
245,939	Cia de Telecomunicaciones de Chile S.A. ADR	2,727,463
25,292	Vina Concha y Toro S.A. ADR	1,416,352

		4,143,815

	CHINA — 8.25%
8,317,300	Chaoda Modern Agriculture Holdings Ltd.	2,773,127
167,952	China Mobile (Hong Kong) Ltd. ADR	2,569,665
7,452,000	China Petroleum & Chemical Corp., Class H	3,034,105
1,900,519	Dazhong Transportation (Group) Co., Ltd., Class B	1,151,714
3,542,400	People’s Food Holdings Ltd.	2,440,713
134,000	†Sina Corp.	3,415,660

		15,384,984

	CZECH REPUBLIC — 1.57%
221,100	Cesky Telecom A.S.	2,932,225

	HUNGARY — 1.21%
101,200	OTP Bank Rt.	2,264,325

	INDIA — 4.56%
190,317	Gujarat Ambuja Cements Ltd. GDR	1,396,755
178,650	ICICI Bank Ltd. ADR	2,465,370
116,900	@India Fund, Inc.	2,776,375
75,200	‡State Bank of India GDR	1,868,720

		8,507,220

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	INDONESIA — 3.24%
13,627,700	†Indocement Tunggal Prakarsa Tbk PT	$2,901,094
6,953,200	PT Telekomunikasi Indonesia	3,150,194

		6,051,288

	MALAYSIA — 6.00%
738,400	Genting Berhad	3,283,937
1,990,050	Public Bank Berhad	3,718,251
1,422,200	Telekom Malaysia Berhad	4,191,748

		11,193,936

	MEXICO — 9.97%
70,000	America Movil S.A. de C.V., Series L ADR	2,732,100
89,620	Cemex S.A. de C.V. ADR	2,521,907
108,500	Grupo Aeroportuario del Sureste S.A. de C.V. ADR	2,397,850
385,555	Grupo Elektra S.A.	2,586,710
1,009,900	Grupo Televisa S.A. CPO	2,652,620
96,090	Telefonos de Mexico S.A. de C.V., Class L, ADR	3,100,824
765,715	Wal-Mart de Mexico S.A. de C.V., Series V	2,598,831

		18,590,842

	RUSSIA — 4.13%
29,450	Lukoil Co. ADR	3,651,800
32,200	MMC Norilsk Nickel ADR	2,044,700
148,100	Rostelecom ADR	2,003,793

		7,700,293

	SOUTH AFRICA — 6.56%
1,127,300	African Bank Investments Ltd.	2,261,564
197,200	Gold Fields Ltd. ADR	2,691,780
125,700	Harmony Gold	1,710,297
277,255	Nedcor Ltd.	2,547,749
267,000	Telkom South Africa Ltd.	3,034,934

		12,246,324

	SOUTH KOREA — 14.19%
128,900	Hana Bank	3,067,182
166,938	KT Corp. ADR	3,016,570
148,600	LG Cable Ltd.	2,271,264
3,860	Lotte Chilsung Beverage Co.	2,772,227
28,000	†NCSoft Corp.	2,302,736

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Emerging Markets Fund — (continued)

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	SOUTH KOREA — (continued)
25,870	Samsung Electronics	$10,289,587
141,185	SK Telecom Co., Ltd. ADR	2,746,048

		26,465,614

	SPAIN — 1.36%
115,800	Repsol YPF S.A.	2,542,801

	TAIWAN — 6.53%
91,770	AU Optronics Corp. ADR	1,148,960
665,628	Hon Hai Precision Industry Co., Ltd.	2,292,566
1,939,453	President Chain Store Corp.	2,848,946
4,072,670	Ritek Corp.	1,612,523
1,997,858	Synnex Technology International Corp.	2,852,403
216,096	Taiwan Semiconductor Manufacturing Co., Ltd.	275,448
160,600	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,146,684

		12,177,530

	THAILAND — 3.82%
6,285,700	BEC World PCL (Foreign Shares)	2,731,263
15,074,700	Home Product Center Public Co., Ltd. (Foreign Shares)	1,455,614
456,700	Siam Cement Public Co., Ltd. (Foreign Shares)	2,932,582

		7,119,459

	TURKEY — 2.10%
432,800	‡Akbank T.A.S. ADR	3,909,699

	UNITED KINGDOM — 1.62%
126,268	Old Mutual plc	261,048
1,349,200	Old Mutual plc (South Africa shares)	2,767,162

		3,028,210

	VENEZUELA — 1.83%
151,599	Compania Anonima Nacional Telefonos de Venezuela ADR	3,415,525

	TOTAL COMMON STOCKS (Cost $137,983,024)	159,644,304

Shares		Value (Note 1)
PREFERRED STOCKS — 7.69%
	BRAZIL — 6.09%
59,322	Banco Bradesco S.A.	$3,115,494
79,073,600	Compania Siderurgica	3,363,187
148,700	Petrobras S.A.	4,883,851

		11,362,532

	SOUTH KOREA — 1.60%
115,400	Hyundai Motor Co., Ltd.	2,986,470

	TOTAL PREFERRED STOCKS (Cost $9,446,649)	14,349,002

Principal Amount
REPURCHASE AGREEMENT — 5.10%
	UNITED STATES — 5.10%
$9,506,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $9,506,356 (collateralized by Federal National Mortgage Association, par value $8,721,000, 5.30%, maturing on 10/28/08; total market value $9,701,134) (Cost $9,506,000)	9,506,000

TOTAL INVESTMENTS## (Cost $156,935,673)	98.36%	$183,499,306
OTHER ASSETS AND LIABILITIES (NET)	1.64	3,065,793

NET ASSETS	100.00%	$186,565,099

†	Non-income producing security

GDR—Global Depositary Receipt

ADR—American Depositary Receipt

@	Registered Investment Company
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $5,778,419 or 3.10% of net assets.

plc—public limited company

##	The Fund also owns 45,600 Rights in Compania Vale do Rio Doce which are fair valued at zero. Such rights are valued using methods determined in good faith by the Valuation Committee of the Board of Directors.

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Emerging Markets Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Telecommunication	25.62%	$47,791,478
Financial	17.26	32,206,999
Technology	13.58	25,336,567
Consumer Discretionary	7.67	14,304,894
Energy	7.56	14,112,557
Capital Goods	6.27	11,689,100
Industrials	5.48	10,224,848
Repurchase Agreement	5.10	9,506,000
Materials	3.87	7,224,356
Consumer Staples	3.55	6,629,292
Transportation	2.40	4,473,215

Total Investments	98.36%	$183,499,306
Other Assets and Liabilities (Net)	1.64	3,065,793

Net Assets	100.00%	$186,565,099

See Notes to Financial Statements.

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

	Blended Equity Fund	Large Cap Growth Fund	Optimum Growth Fund
ASSETS:
Investments, at cost–see accompanying portfolios	$330,975,663	$138,543,122	$30,789,894

Investments, at value (excluding Repurchase Agreements) (Note 1)	$522,581,224	$143,796,117	$34,722,322
Repurchase Agreements, at value (Note 1)	9,355,000	10,511,000	344,000
Cash	737	428	107
Dividends receivable	618,876	23,528	14,433
Interest receivable	351	394	13
Receivable for investments sold	—	—	—
Receivable for fund shares sold	277,819	215,383	600

Total Assets	532,834,007	154,546,850	35,081,475
LIABILITIES:
Payable for investments purchased	—	—	—
Options written, at value (Premiums received: Value and Restructuring Fund — $1,631,714)	—	—	—
Payable for fund shares redeemed	217,835	29,570	3,295
Investment advisory fees payable (Note 2)	252,713	65,050	7,519
Administration fees payable (Note 2)	66,437	18,717	4,323
Shareholder servicing fees payable (Note 2)	134,529	25,228	5,251
Directors’/Trustees’ fees and expenses payable (Note 2)	2,229	653	220
Accrued expenses and other payables	127,735	44,002	7,529

Total Liabilities	801,478	183,220	28,137

NET ASSETS	$532,032,529	$154,363,630	$35,053,338

NET ASSETS consist of:
Undistributed net investment income (accumulated net investment loss)	$549,578	$(424,676)	$(6,215)
Accumulated net realized gain (loss) on investments, written options, and foreign currency translations	6,078,326	(139,167,693)	(8,956,374)
Unrealized appreciation of investments, written options, and foreign currency translations	200,960,561	15,763,995	4,276,428
Par value (Note 5)	15,980	20,645	34
Paid in capital in excess of par value	324,428,084	278,171,359	39,739,465

Net Assets	$532,032,529	$154,363,630	$35,053,338

Net Assets:
Shares	$532,032,529	$154,363,630	$4,996,559
Institutional shares	—	—	30,056,779
Shares outstanding (Note 5):
Shares	15,979,555	20,644,932	487,568
Institutional shares	—	—	2,873,941
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Shares	$33.29	$7.48	$10.25

Institutional shares	—	—	$10.46

See Notes to Financial Statements.

Small Cap Fund	Value and Restructuring Fund	Mid Cap Value Fund	Energy and Natural Resources Fund

$358,679,888	$2,738,399,706	$247,767,203	$143,023,008

$437,200,800	$3,584,624,180	$298,280,634	$183,130,515
14,553,000	50,502,000	3,420,000	5,287,000
96	242,702	534	273
18,750	4,941,131	263,285	200,575
546	4,144	128	198
—	—	—	5,145,222
1,180,983	8,268,166	443,662	502,117

452,954,175	3,648,582,323	302,408,243	194,265,900

—	22,046,233	3,084,365	4,915,139
—	3,129,995	—	—
154,983	3,303,432	4,397	46,732
211,812	1,740,300	136,924	82,452
54,320	439,485	36,577	22,309
73,482	570,345	52,123	940
1,846	15,485	2,101	743
75,248	755,449	41,262	54,574

571,691	32,000,724	3,357,749	5,122,889

$452,382,484	$3,616,581,599	$299,050,494	$189,143,011

$(1,312,410)	$3,970,000	$473,576	$22,141
829,481	(173,608,265)	(1,320,946)	6,242,407
93,073,912	895,221,303	53,933,431	45,394,507
29,445	95,188	195	9,881
359,762,056	2,890,903,373	245,964,238	137,474,075

$452,382,484	$3,616,581,599	$299,050,494	$189,143,011

$452,382,484	$3,568,821,227	$196,681,464	$189,143,011
—	47,760,372	102,369,030	—

29,445,238	93,930,362	12,832,952	9,880,614
—	1,257,265	6,667,055	—

$15.36	$37.99	$15.33	$19.14

—	$37.99	$15.35	—

See Notes to Financial Statements.

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

	Real Estate Fund	Equity Income Fund
ASSETS:
Investments, at cost–see accompanying portfolios	$90,850,448	$141,684,573

Investments, at value (excluding Repurchase Agreements) (Note 1)	$111,450,708	$138,951,427
Repurchase Agreements, at value (Note 1)	5,096,000	5,560,000
Cash	682	618
Foreign currency	—	—
Dividends receivable	586,209	376,587
Interest receivable	191	209
Receivable for investments sold	—	—
Receivable for fund shares sold	372,423	683,239
Foreign withholding tax receivable	—	—

Total Assets	117,506,213	145,572,080
LIABILITIES:
Payable for investments purchased	813,071	3,573,284
Payable for fund shares redeemed	93,477	1,919
Due to custodian bank	—	—
Foreign taxes payable	—	—
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	—
Investment advisory fees payable (Note 2)	61,908	57,796
Administration fees payable (Note 2)	14,345	17,241
Shareholder servicing fees payable (Note 2)	18,247	28,562
Directors’/Trustees’ fees and expenses payable (Note 2)	476	759
Payable to adviser	—	—
Accrued expenses and other payables	15,535	24,679

Total Liabilities	1,017,059	3,704,240

NET ASSETS	$116,489,154	$141,867,840

NET ASSETS consist of:
Undistributed net investment income	$795,665	$790,283
Accumulated net realized gain (loss) on investments and foreign currency translations	2,812,584	347,651
Unrealized appreciation of investments and foreign currency translations	25,696,260	2,826,854
Par value (Note 5)	12,954	182
Paid in capital in excess of par value	87,171,691	137,902,870

Net Assets	$116,489,154	$141,867,840

Shares of Common Stock Outstanding (Note 5)	12,953,948	18,204,182

NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):	$8.99	$7.79

See Notes to Financial Statements.

Equity Core Fund	International Fund	Pacific/Asia Fund	Emerging Markets Fund

$12,300,875	$142,471,951	$105,939,202	$156,935,673

$11,791,248	$160,470,050	$106,936,172	$173,993,306
749,000	4,355,000	3,126,000	9,506,000
924	—	—	11,351
—	—	38,948	2,557,937
16,334	376,778	383,286	462,946
28	163	117	356
—	—	517,308	—
286,200	195,378	162,807	534,345
—	252,336	—	2,994

12,843,734	165,649,705	111,164,638	187,069,235

—	—	—	—
53,405	512,255	8,489	141,145
—	87,765	63,075	—
—	216,571	140,791	161,071
—	—	1,673	—
1,058	114,590	79,518	150,152
1,402	26,535	18,333	28,999
—	13,569	13,805	—
69	692	527	789
14,639	—	—	—
10,429	62,421	50,318	21,980

81,002	1,034,398	376,529	504,136

$12,762,732	$164,615,307	$110,788,109	$186,565,099

$11,085	$1,025,168	$259,540	$2,500,065

(15,931)	(140,931,868)	(23,874,976)	4,494,534
239,373	22,166,560	3,982,547	26,362,796
13	14,668	14,174	24,351
12,528,192	282,340,779	130,406,824	153,183,353

$12,762,732	$164,615,307	$110,788,109	$186,565,099

1,272,115	14,668,423	14,174,238	24,351,477

$10.03	$11.22	$7.82	$7.66

See Notes to Financial Statements.

Excelsior Funds

Statements of Operations

Six Months Ended September 30, 2004 (Unaudited)

	Blended Equity Fund	Large Cap Growth Fund	Optimum Growth Fund
INVESTMENT INCOME:
Dividend income	$4,085,979	$271,882	$141,214
Interest income	13,766	49,962	2,027
Less: Foreign taxes withheld	(23,897)	(8,996)	(1,700)

Total Income	4,075,848	312,848	141,541
EXPENSES:
Investment advisory fees (Note 2)	2,054,116	525,385	117,055
Shareholder servicing fees — Shares (Note 2)	684,705	168,124	5,303
Shareholder servicing fees — Institutional shares (Note 2)	—	—	12,386
Administration fees (Note 2)	415,326	106,219	27,311
Transfer agent fees	98,301	64,916	16,972
Legal and audit fees	68,804	22,518	10,874
Shareholder reports	19,754	5,365	1,976
Registration and filing fees	10,513	7,098	10,406
Custodian fees	8,791	3,124	1,821
Directors’/Trustees’ fees and expenses (Note 2)	6,258	1,535	1,118
Miscellaneous expenses	14,456	3,999	1,106

Total Expenses	3,381,024	908,283	206,328
Fees waived and reimbursed by:
Investment Adviser (Note 2)	(405,327)	(147,680)	(52,510)
Administrator (Note 2)	(92,015)	(23,079)	(6,062)

Net Expenses	2,883,682	737,524	147,756

NET INVESTMENT INCOME (LOSS)	1,192,166	(424,676)	(6,215)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on:
Security transactions	7,752,502	(734,779)	377,293
Foreign currency transactions	—	—	—
Written options	—	—	—

Total net realized gain (loss)	7,752,502	(734,779)	377,293
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	(13,940,547)	(3,217,024)	(1,673,949)

Net realized and unrealized gain (loss) on investments, foreign currency transactions and written options	(6,188,045)	(3,951,803)	(1,296,656)

Net increase (decrease) in net assets resulting from operations	$(4,995,879)	$(4,376,479)	$(1,302,871)

See Notes to Financial Statements.

Small Cap Fund	Value and Restructuring Fund	Mid Cap Value Fund	Energy and Natural Resources Fund

$654,572	$32,147,660	$2,363,377	$1,068,240
55,993	303,088	15,523	26,648
—	(386,046)	(33,781)	(10,929)

710,565	32,064,702	2,345,119	1,083,959

1,172,472	10,096,904	924,510	485,642
468,992	4,088,399	230,881	169,975
—	—	37,267	—
296,212	2,551,973	215,713	122,743
51,465	919,765	54,901	106,134
50,709	389,687	39,752	25,055
14,054	137,551	12,068	7,892
12,439	44,744	14,482	7,842
9,520	106,207	8,658	4,808
4,340	37,109	8,402	1,788
10,224	85,291	7,785	4,603

2,090,427	18,457,630	1,554,419	936,482

(3,651)	—	(77,547)	(5,889)
(63,801)	(557,110)	(47,237)	(26,487)

2,022,975	17,900,520	1,429,635	904,106

(1,312,410)	14,164,182	915,484	179,853

7,678,734	18,108,219	1,415,333	11,856,964
—	(2,871)	2,133	—
—	1,519,009	—	—

7,678,734	19,624,357	1,417,466	11,856,964
14,246,990	26,464,643	(9,283,688)	14,063,934

21,925,724	46,089,000	(7,866,222)	25,920,898

$20,613,314	$60,253,182	$(6,950,738)	$26,100,751

See Notes to Financial Statements.

Excelsior Funds

Statements of Operations

Six Months Ended September 30, 2004 (Unaudited)

	Real Estate Fund	Equity Income Fund
INVESTMENT INCOME:
Dividend income	$2,281,705	$2,028,132
Interest income	17,528	20,514
Less: Foreign taxes withheld	(269)	(4,740)

Total Income	2,298,964	2,043,906
EXPENSES:
Investment advisory fees (Note 2)	540,334	453,791
Shareholder servicing fees — Shares (Note 2)	129,681	151,264
Administration fees (Note 2)	81,965	91,757
Transfer agent fees	33,726	9,712
Legal and audit fees	22,366	18,593
Registration and filing fees	9,128	8,597
Shareholder reports	4,315	3,632
Custodian fees	3,118	9,145
Directors’/Trustees’ fees and expenses (Note 2)	1,257	3,556
Amortization of organizational costs	—	34,348
Miscellaneous expenses	3,291	3,551

Total Expenses	829,181	787,946
Fees waived and reimbursed by:
Investment Adviser (Note 2)	(161,175)	(131,307)
Administrator (Note 2)	(17,826)	(19,651)

Net Expenses	650,180	636,988

NET INVESTMENT INCOME	1,648,784	1,406,918

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on:
Security transactions	3,591,050	(10,397)
Foreign currency transactions	—	1,085

Total net realized gain (loss)	3,591,050	(9,312)
Change in unrealized appreciation (depreciation) of investments and foreign currency translations during the period (net of foreign tax on unrealized appreciation: $0, $0, $0, $(22,140), $1,731 and $(8,086), respectively)	(3,890,355)	320,602

Net realized and unrealized gain (loss) on investments foreign currency transactions and written options	(299,305)	311,290

Net increase (decrease) in net assets resulting from operations	$1,349,479	$1,718,208

See Notes to Financial Statements.

Equity Core Fund	International Fund	Pacific/Asia Fund	Emerging Markets Fund

$55,250	$2,402,743	$1,182,735	$4,566,322
2,644	21,662	19,550	23,759
(184)	(240,614)	(100,513)	(537,150)

57,710	2,183,791	1,101,772	4,052,931

25,851	768,213	555,524	1,138,859
—	176,690	133,326	136,664
5,223	153,643	111,105	182,218
4,250	41,850	24,378	85,625
5,282	26,472	19,837	28,230
1,169	11,617	7,154	12,890
272	8,629	4,604	5,082
4,592	66,007	47,007	129,698
152	1,786	1,206	1,975
14,639	—	—	—
659	6,954	4,660	6,750

62,089	1,261,861	908,801	1,727,991

(24,794)	(80,958)	(54,685)	(144,481)
(1,008)	(25,422)	(18,554)	(30,644)

36,287	1,155,481	835,562	1,552,866

21,423	1,028,310	266,210	2,500,065

(15,931)	6,749,602	5,831,755	10,220,203
—	(14,109)	(33,529)	(39,533)

(15,931)	6,735,493	5,798,226	10,180,670

239,373	(6,225,811)	(15,138,733)	(16,776,101)

223,442	509,682	(9,340,507)	(6,595,431)

$244,865	$1,537,992	$(9,074,297)	$(4,095,366)

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	Blended Equity Fund	Large Cap Growth Fund	Optimum Growth Fund
Six Months Ended September 30, 2004 (Unaudited)
Net investment income (loss)	$1,192,166	$(424,676)	$(6,215)
Net realized gain (loss) on investments and foreign currency transactions	7,752,502	(734,779)	377,293
Net realized gain on written options	—	—	—
Change in unrealized appreciation (depreciation) of investments, foreign currency translations and written options during the period	(13,940,547)	(3,217,024)	(1,673,949)

Net increase in net assets resulting from operations	(4,995,879)	(4,376,479)	(1,302,871)
Distributions to shareholders:
From net investment income
Shares	(1,116,825)	—	—
Institutional shares	—	—	—

Total distributions	(1,116,825)	—	—

Increase (decrease) in net assets from fund share transactions (Note 5)
Shares	(35,096,304)	31,509,372	102,731
Institutional shares	—	—	(1,095,752)

Total from fund share transactions	(35,096,304)	31,509,372	(993,021)

Net increase (decrease) in net assets	(41,209,008)	27,132,893	(2,295,892)
NET ASSETS:
Beginning of period	573,241,537	127,230,737	37,349,230

End of period (1)	$532,032,529	$154,363,630	$35,053,338

(1) Including undistributed net investment income (accumulated net investment loss)	$549,578	$(424,676)	$(6,215)

Year Ended March 31, 2004
Net investment income (loss)	$2,526,256	$(733,372)	$(86,090)
Net realized gain (loss) on securities transactions	10,797,205	(1,591,302)	4,630,950
Net realized gain on written options	—	—	—
Change in unrealized appreciation/depreciation of investments, foreign currency translations and written options during the year	135,044,927	28,354,319	4,965,379

Net increase in net assets resulting from operations	148,368,388	26,029,645	9,510,239
Distributions to shareholders:
From net investment income
Shares	(2,883,929)	—	—
Institutional shares	—	—	(16,211)

Total distributions	(2,883,929)	—	(16,211)

Increase (decrease) in net assets from fund share transactions (Note 5)
Shares	(41,255,598)	27,306,627	(1,079,885)
Institutional shares	—	—	(2,974,033)

Total from fund share transactions	(41,255,598)	27,306,627	(4,053,918)

Net increase (decrease) in net assets	104,228,861	53,336,272	5,440,110
NET ASSETS:
Beginning of year	469,012,676	73,894,465	31,909,120

End of year (2)	$573,241,537	$127,230,737	$37,349,230

(2) Including undistributed net investment income	$474,237	—	—

See Notes to Financial Statements.

Small Cap Fund	Value and Restructuring Fund	Mid Cap Value Fund	Energy and Natural Resources Fund

$(1,312,410)	$14,164,182	$915,484	$179,853
7,678,734	18,105,348	1,417,466	11,856,964
—	1,519,009	—	—

14,246,990	26,464,643	(9,283,688)	14,063,934

20,613,314	60,253,182	(6,950,738)	26,100,751

—	(16,781,844)	(338,673)	(363,778)
—	(262,357)	(293,547)	—

—	(17,044,201)	(632,220)	(363,778)

79,312,654	281,668,030	14,794,260	13,370,647
—	8,610,786	4,390,110	—

79,312,654	290,278,816	19,184,370	13,370,647

99,925,968	333,487,797	11,601,412	39,107,620

352,456,516	3,283,093,802	287,449,082	150,035,391

$452,382,484	$3,616,581,599	$299,050,494	$189,143,011

$(1,312,410)	$3,970,000	$473,576	$22,141

$(541,330)	$18,590,937	$637,981	$523,355
31,762,314	26,130,547	3,623,320	8,036,767
—	(1,694,222)	—	—
99,769,816	978,738,539	74,173,832	30,299,792

130,990,800	1,021,765,801	78,435,133	38,859,914

—	(16,015,057)	(306,909)	(355,796)
—	(230,193)	(226,937)	—

—	(16,245,250)	(533,846)	(355,796)

65,141,731	691,737,456	51,526,480	19,090,869
—	27,115,289	31,858,348	—

65,141,731	718,852,745	83,384,828	19,090,869

196,132,531	1,724,373,296	161,286,115	57,594,987

156,323,985	1,558,720,506	126,162,967	92,440,404

$352,456,516	$3,283,093,802	$287,449,082	$150,035,391

—	$6,850,019	$190,312	$206,066

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	Real Estate Fund	Equity Income Fund*
Six Months Ended September 30, 2004 (Unaudited)
Net investment income	$1,648,784	$1,406,918
Net realized gain (loss) on investments and foreign currency transactions	3,591,050	(9,312)
Change in unrealized appreciation (depreciation) of investments and foreign currency translations during the period	(3,890,355)	320,602

Net increase (decrease) in net assets resulting from operations	1,349,479	1,718,208
Distributions to shareholders:
From net investment income	(860,262)	(1,050,487)
From net realized gain on investments	(3,523,292)	—

Total distributions	(4,383,554)	(1,050,487)

Increase (decrease) in net assets from fund share transactions (Note 5)	(3,351,255)	41,175,768

Net increase (decrease) in net assets	(6,385,330)	41,843,489
NET ASSETS:
Beginning of period	122,874,484	100,024,351

End of period (1)	$116,489,154	$141,867,840

(1) Including undistributed net investment income	$795,665	$790,283

Year Ended March 31, 2004
Net investment income	$3,597,428	$624,670
Net realized gain (loss) on investments and foreign currency transactions	6,155,479	356,963
Change in unrealized appreciation/depreciation of investments and foreign currency translations during the year	27,077,288	2,506,252

Net increase in net assets resulting from operations	36,830,195	3,487,885
Distributions to shareholders:
From net investment income	(3,935,500)	(219,601)
From net realized gain on investments	(734,269)	—

Total distributions	(4,669,769)	(219,601)

Increase (decrease) in net assets from fund share transactions (Note 5)	11,339,921	96,756,067

Net increase in net assets	43,500,347	100,024,351
NET ASSETS:
Beginning of year	79,374,137	—

End of year (2)	$122,874,484	$100,024,351

(2) Including undistributed net investment income	$622,225	$433,852

*	Equity Income Fund commenced operations on September 30, 2003.
**	Equity Core Fund commenced operations on March 31, 2004.

See Notes to Financial Statements.

Equity Core Fund**	International Fund	Pacific/Asia Fund	Emerging Markets Fund

$21,423	$1,028,310	$266,210	$2,500,065
(15,931)	6,735,493	5,798,226	10,180,670
239,373	(6,225,811)	(15,138,733)	(16,776,101)

244,865	1,537,992	(9,074,297)	(4,095,366)

(10,338)	(29,357)	(112,049)	—
—	—	—	—

(10,338)	(29,357)	(112,049)	—

12,528,205	32,964,089	5,144,293	(18,500,722)

12,762,732	34,472,724	(4,042,053)	(22,596,088)

—	130,142,583	114,830,162	209,161,187

$12,762,732	$164,615,307	$110,788,109	$186,565,099

$11,085	$1,025,168	$259,540	$2,500,065

$—	$988,225	$121,228	$776,071
—	(2,852,794)	3,252,695	1,657,874
—	54,917,465	22,866,250	47,032,218

—	53,052,896	26,240,173	49,466,163

—	(926,946)	—	(925,467)
—	—	—	—

—	(926,946)	—	(925,467)

—	(11,662,599)	61,259,593	130,571,102

—	40,463,351	87,499,766	179,111,798

—	89,679,232	27,330,396	30,049,389

$—	$130,142,583	$114,830,162	$209,161,187

—	$27,632	$105,379	—

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations	Dividends From Net Investment Income		Distributions From Net Realized Gain on Investments and Options
BLENDED EQUITY FUND — (04/25/85*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$33.64	$0.08		$(0.36)		$(0.28)	$(0.07)		—
Year Ended March 31,
2004	25.67	0.14		7.99		8.13	(0.16)		—
2003	35.17	0.17		(7.97)		(7.80)	(0.15)		$(1.55)
2002	35.99	0.10		(0.67)		(0.57)	(0.08)		(0.17)
2001	50.63	0.01		(13.31)		(13.30)	(0.01)		(1.33)
2000	42.51	0.03		9.54		9.57	(0.06)		(1.39)
LARGE CAP GROWTH FUND — (10/01/97*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$7.71	$(0.02	)(2)	$(0.21	)(2)	$(0.23)	—		—
Year Ended March 31,
2004	5.79	(0.05	)(2)	1.97	(2)	1.92	—		—
2003	8.83	(0.01	)(2)	(3.03	)(2)	(3.04)	—		—
2002	10.06	(0.06)		(1.17)		(1.23)	—		—
2001	18.98	(0.08)		(8.84)		(8.92)	—		—
2000	14.30	(0.06)		4.74		4.68	—		—
OPTIMUM GROWTH FUND — (06/01/96*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$10.63	$(0.01	)(2)	$(0.37	)(2)	$(0.38)	—		—
Year Ended March 31,
2004	8.16	(0.04	)(2)	2.51	(2)	2.47	—		—
2003	11.76	(0.01	)(2)	(3.59	)(2)	(3.60)	—	(3)	—
2002	12.94	(0.20	)(2)	(0.98	)(2)	(1.18)	—		—
2001	30.57	(0.10)		(12.08)		(12.18)	—		$(5.45)
2000	27.40	(0.11)		7.16		7.05	—		(3.88)
SMALL CAP FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$14.59	$(0.05	)(2)	$0.82	(2)	$0.77	—		—
Year Ended March 31,
2004	8.47	(0.02	)(2)	6.14	(2)	6.12	—		—
2003	12.19	(0.03	)(2)	(3.69	)(2)	(3.72)	—		—
2002	10.06	0.03		2.14		2.17	$(0.04	)(4)	—
2001	15.39	0.07		(4.41)		(4.34)	(0.07)		$(0.92)
2000	9.27	—		6.12		6.12	—		—
VALUE AND RESTRUCTURING FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$37.57	$0.15		$0.46		$0.61	$(0.19)		—
Year Ended March 31,
2004	23.66	0.24		13.90		14.14	(0.23)		—
2003	32.63	0.17		(9.01)		(8.84)	(0.13)		—
2002	30.69	0.08		1.94		2.02	(0.08)		—
2001	33.89	0.60		(3.21)		(2.61)	(0.59)		—
2000	23.88	0.07		10.03		10.10	(0.09)		—

* Commencement of Operations

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by advisor and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.
(3)	Amount represents less than $0.01 per share.
(4)	Includes a return of capital of $(0.01).
(5)	Not Annualized
(6)	Annualized

See Notes to Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate	Fee Waiver (Note 2)

$(0.07)	$33.29	(0.84	)%(5)	$532,033	1.05	%(6)	1.23	%(6)	0.43	%(6)	0%	$0.03

(0.16)	33.64	31.75%		573,242	0.99%		1.10%		0.45%		24%	0.03
(1.70)	25.67	(22.45)%		469,013	0.96%		1.11%		0.59%		36%	0.04
(0.25)	35.17	(1.58)%		683,100	0.97%		1.08%		0.29%		43%	0.04
(1.34)	35.99	(26.72)%		724,180	0.99%		1.06%		0.03%		36%	0.03
(1.45)	50.63	22.90%		993,409	0.97%		1.02%		0.08%		24%	0.02

—	$7.48	(2.98	)%(5)	$154,364	1.05	%(6)	1.29	%(6)	(0.60	)%(6)	9%	$0.01

—	7.71	33.16%		127,231	1.05%		1.18%		(0.74)%		79%	0.01
—	5.79	(34.43)%		73,894	1.04%		1.21%		(0.21)%		56%	0.01
—	8.83	(12.23)%		189,247	1.00%		1.10%		(0.50)%		10%	0.01
—	10.06	(47.00)%		277,504	1.01%		1.08%		(0.50)%		20%	0.01
—	18.98	32.73%		498,314	1.01%		1.07%		(0.48)%		20%	0.01

—	$10.25	(3.57	)%(5)	$4,997	0.93	%(6)	1.25	%(6)	(0.14	)%(6)	23%	$0.02

—	10.63	30.27%		5,082	1.03%		1.29%		(0.43)%		97%	0.03
—	8.16	(30.60)%		4,863	1.04%		1.16%		(0.13)%		61%	0.01
—	11.76	(9.12)%		8,749	1.04%		1.32%		(0.37)%		43%	0.04
$(5.45)	12.94	(45.34)%		13,249	1.05%		1.20%		(0.53)%		46%	0.03
(3.88)	30.57	27.40%		21,967	1.05%		1.18%		(0.43)%		44%	0.03

—	$15.36	5.28	%(5)	$452,382	1.03	%(6)	1.07	%(6)	(0.67	)%(6)	22%	—

—	14.59	72.26%		352,457	0.83%		0.98%		(0.20)%		82%	$0.02
—	8.47	(30.52)%		156,324	0.83%		1.05%		(0.31)%		105%	0.02
$(0.04)	12.19	21.61%		171,601	0.84%		0.98%		0.19%		144%	0.01
(0.99)	10.06	(28.69)%		87,180	0.89%		1.04%		0.57%		132%	0.02
—	15.39	65.91%		107,941	0.92%		1.03%		0.01%		134%	0.01

$(0.19)	$37.99	1.63	%(5)	$3,568,821	1.06	%(6)	1.10	%(6)	0.84	%(6)	4%	$0.01

(0.23)	37.57	60.06%		3,244,851	0.99%		1.14%		0.78%		4%	0.05
(0.13)	23.66	(27.13)%		1,558,721	0.99%		1.12%		0.65%		16%	0.03
(0.08)	32.63	6.60%		2,408,053	0.94%		1.02%		0.27%		8%	0.02
(0.59)	30.69	(7.74)%		1,822,710	0.95%		1.02%		1.66%		15%	0.03
(0.09)	33.89	42.41%		1,207,244	0.90%		1.03%		0.25%		20%	0.03

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations	Dividends From Net Investment Income		Distributions From Net Realized Gain on Investments and Options
MID CAP VALUE FUND — (06/01/96*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$15.75	$0.04	(4)	$(0.43	)(4)	$(0.39)	$(0.03)		—
Year Ended March 31,
2004	10.24	0.03	(4)	5.51	(4)	5.54	(0.03)		—
2003	13.29	0.02	(4)	(3.05	)(4)	(3.03)	(0.02)		—
2002	11.99	0.27	(4)	1.41	(4)	1.68	(0.02)		$(0.36)
2001	21.34	0.37		(1.27)		(0.90)	(0.37)		(8.08)
2000	15.35	0.01		6.35		6.36	(0.05)		(0.32)
ENERGY AND NATURAL RESOURCES FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$16.45	$0.02		$2.71		$2.73	$(0.04)		—
Year Ended March 31,
2004	11.72	0.06		4.71		4.77	(0.04)		—
2003	14.40	0.04		(2.67)		(2.63)	(0.05)		—
2002	15.41	0.10		(0.58)		(0.48)	(0.10)		$(0.43)
2001	15.21	0.07		1.60		1.67	(0.07)		(1.40)
2000	11.02	0.04		4.72		4.76	(0.06)		(0.51)
REAL ESTATE FUND — (10/01/97*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$9.17	$0.13	(4)	$0.04	(4)	$0.17	$(0.07)		$(0.28)
Year Ended March 31,
2004	6.61	0.29	(4)	2.64	(4)	2.93	(0.31)		(0.06)
2003	7.10	0.28	(4)	(0.52	)(4)	(0.24)	(0.25)		—
2002	6.09	0.31		1.01		1.32	(0.31	)(6)	—
2001	5.21	0.33		0.89		1.22	(0.34	)(6)	—
2000	5.50	0.34		(0.31)		0.03	(0.32)		—
EQUITY INCOME FUND — (09/30/03*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$7.76	$0.08		$0.02		$0.10	$(0.07)		—
Period Ended March 31, 2004	7.00	0.07		0.73		0.80	(0.04)		—
EQUITY CORE FUND — (03/31/04*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$10.00	$0.03		$0.02		$0.05	$(0.02)		—

* Commencement of Operations

(1)	Not annualized
(2)	Annualized
(3)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by advisor and administrator.
(4)	For comparative purposes per share amounts are based on average shares outstanding.
(5)	Amount represents less than $0.01 per share.
(6)	Includes a return of capital of $(0.08) and $(0.02) for the years ended March 31, 2001 and March 31, 2002, respectively.

See Notes to Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate	Fee Waiver (Note 2)

$(0.03)	$15.33	(2.49	)%(1)	$196,681	1.06	%(2)	1.15	%(2)	0.58	%(2)	7%	$0.01

(0.03)	15.75	54.21%		186,720	0.99%		1.23%		0.24%		13%	0.03
(0.02)	10.24	(22.81)%		81,146	1.01%		1.15%		0.20%		28%	0.02
(0.38)	13.29	14.23%		50,477	1.05%		1.16%		0.59%		24%	0.01
(8.45)	11.99	(0.84)%		2,371	1.03%		1.26%		0.97%		95%	0.09
(0.37)	21.34	41.60%		336	1.05%		1.20%		0.02%		45%	0.05

$(0.04)	$19.14	16.63	%(1)	$189,143	1.11	%(2)	1.15	%(2)	0.22	%(2)	45%	—

(0.04)	16.45	40.84%		150,035	0.99%		1.13%		0.45%		91%	$0.02
(0.05)	11.72	(18.30)%		92,440	1.01%		1.19%		0.35%		78%	0.02
(0.53)	14.40	(2.82)%		129,169	0.98%		1.12%		0.77%		73%	0.02
(1.47)	15.41	11.98%		102,850	0.99%		1.05%		0.46%		59%	0.01
(0.57)	15.21	44.61%		71,126	0.97%		1.08%		0.37%		138%	0.01

$(0.35)	$8.99	2.11	%(1)	$116,489	1.20	%(2)	1.53	%(2)	3.04	%(2)	10%	—

(0.37)	9.17	45.65%		122,874	1.20%		1.35%		3.67%		38%	$0.01
(0.25)	6.61	(3.49)%		79,374	1.17%		1.23%		4.09%		23%	—	(5)
(0.31)	7.10	22.37%		91,308	1.20%		1.33%		4.53%		25%	0.01
(0.34)	6.09	24.03%		44,237	1.20%		1.36%		5.52%		29%	0.01
(0.32)	5.21	0.58%		33,703	1.20%		1.41%		6.17%		27%	0.01

$(0.07)	$7.79	1.32	%(1)	$141,868	1.05	%(2)	1.30	%(2)	2.32	%(2)	6%	$0.01
(0.04)	7.76	11.48	%(1)	100,024	1.05	%(2)	1.17	%(2)	2.44	%(2)	6%	—	(5)

$(0.02)	$10.03	0.46%		$12,763	1.05%		1.80%		0.62%		6%	$0.04

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) of Investments and Options		Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments and Options
INTERNATIONAL FUND — (07/21/87*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$11.28	$0.07		$(0.13)		$(0.06)	— (6)	—
Year Ended March 31,
2004	6.83	0.09		4.44		4.53	$(0.08)	—
2003	9.75	0.10		(2.99)		(2.89)	(0.03)	—
2002	11.75	0.03		(1.43)		(1.40)	(0.08)	$(0.52)
2001	20.02	(0.05)		(7.49)		(7.54)	(0.13)	(0.60)
2000	12.52	(0.03)		7.57		7.54	—	(0.04)
PACIFIC/ASIA FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$8.44	$0.02		$(0.63)		$(0.61)	$(0.01)	—
Year Ended March 31,
2004	5.21	0.01	(3)	3.22	(3)	3.23	—	—
2003	6.68	0.01	(3)	(1.43	)(3)	(1.42)	(0.05)	—
2002	6.59	0.02	(3)	0.09	(3)	0.11	(0.02)	—
2001	11.89	(0.06	)(3)	(4.88	)(3)	(4.94)	(0.36)	—
2000	6.61	0.02		5.26		5.28	—	—
EMERGING MARKETS FUND — (01/02/98*)
Shares:
Six Months Ended September 30, 2004 (Unaudited)	$7.67	$0.10		$(0.11)		$(0.01)	—	—
Year Ended March 31,
2004	4.12	0.05		3.55		3.60	$(0.05)	—
2003	4.95	0.02		(0.84)		(0.82)	(0.01)	—
2002	4.43	0.01		0.53		0.54	(0.02)	—
2001	7.35	(0.01)		(2.91)		(2.92)	—	—
2000	4.04	(0.02)		3.35		3.33	(0.02)	—

* Commencement of Operations

(1)	Total returns do not reflect the 2% fee assessed on the redemption of shares within 30 days of purchase, which was implemented effective June 1, 2000.
(2)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by advisor and administrator.
(3)	For comparative purposes per share amounts are based on average shares outstanding.
(4)	Not annualized
(5)	Annualized
(6)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return (1)		Net Assets, End of Period (000)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (2)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate	Fee Waiver (Note 2)

—	$11.22	(0.51	)%(4)	$164,615	1.50	%(5)	1.64	%(5)	1.33	%(5)	27%	$0.01

$(0.08)	11.28	66.51%		130,143	1.38%		1.49%		0.92%		58%	0.01
(0.03)	6.83	(29.72)%		89,679	1.40%		1.57%		0.55%		73%	0.01
(0.60)	9.75	(12.25)%		167,280	1.23%		1.53%		0.44%		50%	0.03
(0.73)	11.75	(38.41)%		302,067	1.41%		1.53%		(0.29)%		55%	0.02
(0.04)	20.02	60.30%		473,773	1.40%		1.51%		(0.36)%		25%	0.01

$(0.01)	$7.82	(7.25	)%(4)	$110,788	1.50	%(5)	1.63	%(5)	0.48	%(5)	41%	$0.01

—	8.44	62.00%		114,830	1.45%		1.58%		0.20%		58%	0.01
(0.05)	5.21	(21.44)%		27,330	1.51%		1.68%		0.15%		73%	0.01
(0.02)	6.68	1.62%		23,541	1.43%		1.74%		0.35%		94%	0.02
(0.36)	6.59	(41.79)%		31,995	1.50%		1.66%		(0.63)%		75%	0.02
—	11.89	79.88%		88,535	1.49%		1.58%		(0.48)%		105%	—

—	$7.66	(0.13	)%(4)	$186,565	1.70	%(5)	1.89	%(5)	2.74	%(5)	13%	$0.01

$(0.05)	7.67	87.57%		209,161	1.65%		1.92%		0.81%		14%	0.02
(0.01)	4.12	(16.62)%		30,049	1.61%		1.84%		0.51%		43%	0.01
(0.02)	4.95	12.16%		22,847	1.59%		1.93%		0.78%		31%	0.01
—	4.43	(39.73)%		12,258	1.65%		2.09%		(0.16)%		30%	0.02
(0.02)	7.35	82.77%		17,203	1.65%		2.03%		(0.60)%		57%	0.01

See Notes to Financial Statements.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, and operate the Funds (as defined below) as open-ended diversified management investment companies with the exception of Energy and Natural Resources Fund and Real Estate Fund, each of which are non-diversified.

Excelsior Fund and the Trust currently offer shares in fifteen and nine managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund, Value and Restructuring Fund, Energy and Natural Resources Fund, Real Estate Fund, International Fund, Pacific/Asia Fund and Emerging Markets Fund, portfolios of Excelsior Fund and Optimum Growth Fund, Mid Cap Value Fund, Equity Income Fund and Equity Core Fund, portfolios of the Trust (the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust (collectively the “Funds”) in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Optimum Growth Fund, Value and Restructuring Fund and Mid Cap Value Fund offer two classes of shares: Institutional shares and Shares. The Financial Highlights of the Institutional shares as well as the Financial Statements for the remaining portfolios of Excelsior Fund and the Trust are presented separately.

(a) Portfolio valuation:

Investments in securities that are traded on a recognized domestic exchange are valued at the last quoted sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the “Service”) based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Directors/Trustees. The Funds’ Fair Value

Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Directors/Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, the security will be valued in accordance with the Committee’s fair valuation procedures. In addition, price movements are monitored among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Committee, the security will be fair valued.

Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

(b) Forward foreign currency exchange contracts:

The Funds’ participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities.

Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

The Pacific/Asia Fund had the following forward foreign currency contracts outstanding as of September 30, 2004:

Settlement Dates	Currency to Receive	In Exchange For	Unrealized (Depreciation)
Foreign Currency Purchases:
10/01/05-10/05/05	THB 21,429,483	$515,638	$(1,673)

Currency Legend: THB Thailand Baht

(c) Covered call options written:

Each Fund may engage in writing covered call options. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires, is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or is delivered upon exercise. As a result, the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period and to the risk that market values increase beyond the option exercise price, in each case to the extent not offset by the net premium. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

During the six months ended September 30, 2004, the Value and Restructuring Fund had the following written option transactions:

Written Option Transactions	Number of Contracts	Premiums
Outstanding, beginning of period	(15,385)	$(2,153,485)
Options written	(11,144)	(1,631,714)
Options expired	13,635	1,839,302
Options terminated in closing purchase transactions	1,750	314,183

Outstanding, end of period	(11,144)	$(1,631,714)

(d) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend.

(e) Concentration of risks:

The Energy and Natural Resources Fund and Real Estate Fund may concentrate their investments in issuers conducting business in the same industry. To the extent that they do so, each Fund may be subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The International Fund, Pacific/Asia Fund and Emerging Markets Fund invest primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. In addition, to the extent that a Fund focuses its investments in a particular region, the effects of political and economic events in that region on the value of an investment in a Fund will be magnified. Some countries in which the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

(f) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

If the value of the underlying securities falls below the value of the repurchase price, the Funds will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(g) Distributions to shareholders:

Dividends equal to all or substantially all of each Fund’s net investment income will be declared and paid as follows: for the Blended Equity Fund, Large Cap Growth Fund, Optimum Growth Fund, Small Cap Fund, Value and Restructuring Fund, Mid Cap Value Fund, Energy and Natural Resources Fund, Real Estate Fund, Equity Income Fund and Equity Core Fund, dividends will be declared and paid at least quarterly; and for the International Fund, Pacific/Asia Fund and Emerging Markets Fund, dividends will be declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(h) Expense allocation:

Expenses incurred by the Excelsior Fund and the Trust with respect to any two or more of their respective Funds are allocated in proportion to the average net assets of each of their respective Funds, except where allocations of direct expenses to each Fund can be fairly made. Expenses directly attributable to a Fund are charged to that Fund. Shareholder servicing fees relating to a specific class are charged directly to that class.

(i) Organization and offering costs:

Organization costs of the Equity Income Fund which commenced operations on September 30, 2003 and the Equity Core Fund which commenced operations on March 31, 2004, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months.

2.    Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. (together the “Adviser”), acting through their respective registered investment advisory divisions, U.S. Trust NY Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to each Fund. For the services provided pursuant to the Investment Advisory Agreements, the Adviser receives a fee, computed daily and paid monthly, at the following annual contractual rates:

Blended Equity Fund	0.75%
Large Cap Growth Fund	0.75%
Optimum Growth Fund	0.65%
Small Cap Fund	0.60%
Value and Restructuring Fund	0.60%
Mid Cap Value Fund	0.65%
Energy and Natural Resources Fund	0.60%
Real Estate Fund	1.00%
Equity Income Fund	0.75%
Equity Core Fund	0.75%
International Fund	1.00%
Pacific/Asia Fund	1.00%
Emerging Markets Fund	1.25%

Fees may be reduced subject to voluntary or contractual waivers, as discussed below, and therefore actual fees may be less than those reflected above. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A., SEI Investments Global Funds Services and Federated Services Company (a wholly-owned subsidiary of Federated Investors, Inc.) (collectively, the “Administrators”) provide administrative services to Excelsior Fund and the Trust. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) and the Trust (excluding the international equity Funds of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the International Fund, Pacific/Asia Fund and Emerging Markets Fund. For the five month period ended August 31, 2004, U.S. Trust Company, N.A. voluntarily agreed to waive a portion of its administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Fund. For the six months ended September 30, 2004, administration fees charged to the Funds by U.S. Trust Company, N.A. were as follows:

	Administration Fees	Waiver of Administration Fees	Net Administration Fees
Blended Equity Fund	$337,522	$(92,015)	$245,507
Large Cap Growth Fund	86,325	(23,079)	63,246
Optimum Growth Fund	22,193	(6,062)	16,131
Small Cap Fund	240,830	(63,801)	177,029
Value and Restructuring Fund	2,073,864	(557,110)	1,516,754
Mid Cap Value Fund	175,274	(47,237)	128,037
Energy and Natural Resources Fund	99,753	(26,487)	73,266
Real Estate Fund	66,590	(17,826)	48,764
Equity Income Fund	74,561	(19,651)	54,910
Equity Core Fund	4,248	(1,008)	3,240
International Fund	131,876	(25,422)	106,454
Pacific/Asia Fund	95,362	(18,554)	76,808
Emerging Markets Fund	156,400	(30,644)	125,756

From time to time the Adviser, in its sole discretion, may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2004, the Adviser has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses, to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

Blended Equity Fund	1.05%
Large Cap Growth Fund	1.05%
Optimum Growth Fund — Shares	1.05%
Small Cap Fund	1.05%
Value and Restructuring Fund — Shares	1.14%
Mid Cap Value Fund — Shares	1.14%
Energy and Natural Resources Fund	1.25%
Real Estate Fund	1.20%
Equity Income Fund — Shares	1.05%
Equity Core Fund — Shares	1.05%
International Fund	1.50%
Pacific/Asia Fund	1.50%
Emerging Markets Fund	1.70%
Optimum Growth Fund — Institutional shares	0.80%
Value and Restructuring Fund — Institutional shares	0.89%
Mid Cap Value Fund — Institutional shares	0.89%

The Funds have entered into shareholder servicing agreements with various service organizations, which may include Charles Schwab & Co., Inc. and U.S. Trust. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of its shares held by each service organizations’ customers. For the six months ended September 30, 2004, shareholder servicing fees paid to Charles Schwab & Co., Inc. and U.S. Trust were as follows:

Blended Equity Fund	$647,236
Large Cap Growth Fund	160,443
Optimum Growth Fund	14,669
Small Cap Fund	456,827
Value and Restructuring Fund	2,124,693
Mid Cap Value Fund	241,546
Energy and Natural Resources Fund	127,648
Real Estate Fund	115,675
Equity Income Fund	148,901
International Fund	176,196
Pacific/Asia Fund	126,143
Emerging Markets Fund	139,031

Edgewood Services, Inc. (the “Distributor”) (a wholly-owned subsidiary of Federated Investors, Inc.), serves as the distributor of Excelsior Fund and the Trust. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of Optimum Growth Fund and Mid Cap Value Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Fund Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Fund’s outstanding shares. The Trust has voluntarily agreed to stop charging fees under the Distribution Plan and no fees have been charged for the six months ended September 30, 2004.

Effective July 31, 2004, each Independent Director and Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated investment companies managed by the Adviser. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000, and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. Prior to July 31, 2004, each Independent Director of Excelsior Fund received an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended. The Chairman received an additional annual fee of $7,500. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Independent Trustees of the Trust received an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. The Chairman of the Board received an additional annual fee of $5,000. Each member of the Nominating Committee received an annual fee of $1,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.    Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2004, purchases, sales and maturities of securities, excluding short-term investments, for the Funds aggregated:

	Purchases	Sales and Maturities
Blended Equity Fund	$1,891,587	$38,685,573
Large Cap Growth Fund	38,020,071	11,918,861
Optimum Growth Fund	8,078,443	8,731,612
Small Cap Fund	156,044,425	82,861,649
Value and Restructuring Fund	419,270,877	142,414,462
Mid Cap Value Fund	45,582,448	18,448,309
Energy and Natural Resources Fund	88,829,911	71,022,827
Real Estate Fund	11,051,264	17,007,882
Equity Income Fund	51,197,493	6,559,963
Equity Core Fund	11,985,941	418,136
International Fund	71,857,916	39,384,727
Pacific/Asia Fund	53,006,624	43,736,505
Emerging Markets Fund	21,985,001	30,474,810

4.    Federal Taxes:

It is the policy of Excelsior Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each year.

Net realized and unrealized gains of the Funds derived in certain countries are subject to certain foreign taxation.

Dividends and distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, passive foreign investment companies, partnership income, deferral of losses on wash sales, dividends received from real estate investment trusts (REITs), and net capital losses and net currency losses incurred after October 31 through the end of the fiscal year (“Post-October losses”). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that these differences arise. Accordingly, the following reclassifications as of September 30, 2004 were made to/from the following accounts:

	Accumulated Net Investment Loss	Accumulated Net Realized Gain	Paid-In-Capital
Real Estate Fund*	$(615,082)	$837,421	$(222,339)

*	The Real Estate Fund has a tax year end of June 30.

The estimated tax character of dividends and distributions declared for the six months ended September 30, 2004 and the tax character of dividends and distributions declared during the year ended March 31, 2004, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Blended Equity Fund
Six months ended September 30, 2004*	$1,116,825	—	—	$1,116,825
Year ended March 31, 2004	2,883,929	—	—	2,883,929
Optimum Growth Fund
Six months ended September 30, 2004*	—	—	—	—
Year ended March 31, 2004 (1)	16,211	—	—	16,211
Value and Restructuring Fund
Six months ended September 30, 2004*	17,044,201	—	—	17,044,201
Year ended March 31, 2004	16,245,250	—	—	16,245,250
Mid Cap Value Fund
Six months ended September 30, 2004*	632,220	—	—	632,220
Year ended March 31, 2004	533,846	—	—	533,846
Energy and Natural Resources Fund
Six months ended September 30, 2004*	363,778	—	—	363,778
Year ended March 31, 2004	355,796	—	—	355,796
Real Estate Fund
Six months ended September 30, 2004*	637,923	$3,523,292	$222,339	4,383,554
Year ended March 31, 2004 (2)	3,725,211	944,558	—	4,669,769
Equity Income Fund
Six months ended September 30, 2004*	1,050,487	—	—	1,050,487
Period ended March 31, 2004	219,601	—	—	219,601
Equity Core Fund
Six months ended September 30, 2004*	10,338	—	—	10,338
International Fund
Six months ended September 30, 2004*	29,357	—	—	29,357
Year ended March 31, 2004	926,946	—	—	926,946
Pacific/Asia Fund
Six months ended September 30, 2004*	112,049	—	—	112,049
Year ended March 31, 2004	—	—	—	—
Emerging Markets Fund
Six months ended September 30, 2004*	—	—	—	—
Year ended March 31, 2004 (3)	925,467	—	—	925,467

*	Tax character of distributions cannot be determined until the Fund has completed its taxable year ending March 31, 2005 (June 30, 2005 for Real Estate Fund), therefore distributions have currently been reflected as paid from ordinary and long-term capital gains for the Real Estate Fund.
(1)	Included in the Optimum Growth Fund’s distributions from ordinary income is $114 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distribution.
(2)	Included in the Real Estate Fund’s distributions from ordinary income paid in the tax year ended June 30, 2003 is $48,314 in excess of investment company taxable income, which in accordance with applicable law, is taxable to shareholders as ordinary income distributions.
(3)	Included in the Emerging Markets Fund’s distributions from ordinary income is $117,480 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

As of March 31, 2004, (except for Real Estate Fund which is as of June 30, 2004), the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Ordinary Income	Undistributed Long-Term Capital Gain	Post- October Losses	Capital Loss Carryforward	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total
Blended Equity Fund	$474,237	—	—	$(1,487,442)	$214,714,374	—	$213,701,169
Large Cap Growth Fund	—	—	—	(138,432,914)	18,981,019	—	(119,451,895)
Optimum Growth Fund	—	—	—	(9,333,667)	5,950,377	—	(3,383,290)
Small Cap Fund	—	—	—	(6,849,253)	78,826,922	—	71,977,669
Value and Restructuring Fund	10,261,903	—	—	(192,190,351)	864,868,838	$(566,333)	682,374,057
Mid Cap Value Fund	31,715	—	$(2,144,019)	(594,394)	63,375,717	—	60,669,019
Energy and Natural Resources Fund	206,066	—	—	(5,614,557)	31,330,573	—	25,922,082
Real Estate Fund (1)	773,671	$1,771,420	—	—	29,571,154	—	32,116,245
Equity Income Fund	790,815	—	—	—	2,506,252	—	3,297,067
International Fund	28,706	—	—	(115,057,250)	27,478,290	(239,787)	(87,790,041)
Pacific/Asia Fund	111,556	—	—	(29,373,967)	18,961,102	(145,234)	(10,446,543)
Emerging Markets Fund	—	—	—	(5,474,003)	43,095,917	(169,153)	37,452,761

(1)	The components of distributable earnings for the Real Estate Fund are as of the portfolio’s tax year end of June 30, 2004.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2004, the following Funds had capital loss carryforwards available to offset future net realized capital gains through the indicated expiration dates:

	Expiration Date March 31, 2007	Expiration Date March 31, 2008	Expiration Date March 31, 2009	Expiration Date March 31, 2010	Expiration Date March 31, 2011	Expiration Date March 31, 2012	Total
Blended Equity Fund	—	—	—	—	$1,487,442	—	$1,487,442
Large Cap Growth Fund	—	$8,373,927	—	$24,653,640	83,374,895	$22,030,452	138,432,914
Optimum Growth Fund	—	—	—	—	9,333,667	—	9,333,667
Small Cap Fund	—	—	—	—	6,849,253	—	6,849,253
Value and Restructuring Fund	$304,980	16,725,188	—	16,920,230	130,876,419	27,363,534	192,190,351
Mid Cap Value Fund	—	—	—	—	594,394	—	594,394
Energy and Natural Resources Fund	—	—	—	1,984,232	3,630,325	—	5,614,557
International Fund	—	—	—	36,134,068	63,781,999	15,141,183	115,057,250
Pacific/Asia Fund	8,091,129	—	$4,613,175	13,687,497	2,982,166	—	29,373,967
Emerging Markets Fund	—	1,664,175	612,121	418,044	800,038	1,979,625	5,474,003

The Emerging Markets Fund acquired $30,036,744 of capital loss carryforwards from its merger with the Latin America Fund and the International Fund acquired $32,286,998 of capital loss carryforwards from its merger with the Pan European Fund. However, future utilization of the capital loss carryforwards is limited to a maximum of $1,059,501 and $6,514,230 for the Emerging Markets Fund

and International Fund, respectively, included in the above totals, pursuant to Sections 382-383 of the Internal Revenue Code, as amended.

During the year ended March 31, 2004, certain Funds utilized capital loss carryforwards in the following amounts to offset realized capital gains:

Blended Equity Fund	$3,471,862
Optimum Growth Fund	3,165,557
Small Cap Fund	23,022,434
Mid Cap Value Fund	5,622,674
Energy and Natural Resources Fund	2,009,778

During the year ended June 30, 2003, the Real Estate Fund utilized capital loss carryforwards totaling $3,838,191 to offset realized capital gains.

At September 30, 2004, aggregate gross unrealized appreciation for all securities and call options written for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities and call options written for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blended Equity Fund	$331,162,396	$206,576,717	$(5,802,889)	$200,773,828
Large Cap Growth Fund	138,543,122	22,708,754	(6,944,759)	15,763,995
Optimum Growth Fund	30,789,894	5,614,063	(1,337,635)	4,276,428
Small Cap Fund	358,679,888	101,452,328	(8,378,416)	93,073,912
Value and Restructuring Fund	2,740,655,814	1,053,837,210	(162,496,839)	891,340,371
Mid Cap Value Fund	247,608,603	66,764,049	(12,672,018)	54,092,031
Energy and Natural Resources Fund	143,023,008	45,916,245	(521,738)	45,394,507
Real Estate Fund	90,875,604	26,370,749	(699,645)	25,671,104
Equity Income Fund	141,684,573	8,757,625	(5,930,771)	2,826,854
Equity Core Fund	12,300,875	659,089	(419,716)	239,373
International Fund	142,672,518	29,352,401	(7,199,869)	22,152,532
Pacific/Asia Fund	106,238,438	8,934,825	(5,111,091)	3,823,734
Emerging Markets Fund	157,147,809	33,023,309	(6,671,812)	26,351,497

5.    Capital Transactions:

Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 2.25 billion shares of the Blended Equity Fund; 1.5 billion shares of the Value and Restructuring Fund; 1 billion shares each of the Large Cap Growth Fund, Small Cap Fund, Energy and Natural Resources Fund and Pacific/Asia Fund; 875 million shares of the International Fund; and 500 million shares each of Real Estate Fund and Emerging Markets Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

A redemption fee of 2% of the value of the shares redeemed or exchanged is imposed on shares of the International Fund, Pacific/Asia Fund and Emerging Markets Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Funds.

Capital Share Transactions

	Blended Equity Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	694,574	$23,100,684	2,516,258	$76,921,408
Issued as reinvestment of dividends	7,897	266,365	24,290	719,595
Redeemed	(1,760,963)	(58,463,353)	(3,775,754)	(118,896,601)

Net (Decrease)	(1,058,492)	$(35,096,304)	(1,235,206)	$(41,255,598)

	Large Cap Growth Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	5,960,486	$44,927,435	8,064,149	$57,523,780
Redeemed	(1,811,349)	(13,418,063)	(4,333,821)	(30,217,153)

Net Increase	4,149,137	$31,509,372	3,730,328	$27,306,627

	Optimum Growth Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold
Shares	53,471	$565,625	141,356	$1,421,285
Institutional shares	44,545	474,435	261,957	2,566,343
Issued as reinvestment of dividends
Institutional shares	—	—	576	5,027
Redeemed
Shares	(43,968)	(462,894)	(259,194)	(2,501,170)
Institutional shares	(146,943)	(1,570,187)	(542,028)	(5,545,403)

Net (Decrease)	(92,895)	$(993,021)	(397,333)	$(4,053,918)

	Small Cap Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	7,802,791	$116,147,677	21,479,092	$245,816,096
Redeemed	(2,517,906)	(36,835,023)	(15,766,201)	(180,674,365)

Net Increase	5,284,885	$79,312,654	5,712,891	$65,141,731

	Value and Restructuring Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold
Shares	15,773,597	$580,996,957	38,649,596	$1,265,514,960
Institutional shares	403,059	14,688,151	1,036,754	27,794,739
Issued as reinvestment of dividends
Shares	354,533	13,194,142	408,200	11,870,494
Institutional shares	1,278	47,541	1,230	36,028
Redeemed
Shares	(8,565,527)	(312,523,069)	(18,583,380)	(585,647,998)
Institutional shares	(165,189)	(6,124,906)	(19,867)	(715,478)

Net Increase	7,801,751	$290,278,816	21,492,533	$718,852,745

	Mid Cap Value Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold
Shares	2,599,841	$39,616,861	9,417,352	$127,160,451
Institutional shares	575,281	8,889,535	3,131,670	45,488,248
Issued as reinvestment of dividends
Shares	6,746	105,281	7,386	94,100
Institutional shares	6,274	98,105	179	2,276
Redeemed
Shares	(1,631,466)	(24,927,882)	(5,489,526)	(75,728,071)
Institutional shares	(298,444)	(4,597,530)	(1,138,246)	(13,632,176)

Net Increase	1,258,232	$19,184,370	5,928,815	$83,384,828

	Energy and Natural Resources Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	2,057,854	$35,358,159	4,504,249	$64,768,581
Issued as reinvestment of dividends	12,819	214,209	15,674	206,503
Redeemed	(1,312,382)	(22,201,721)	(3,287,604)	(45,884,215)

Net Increase	758,291	$13,370,647	1,232,319	$19,090,869

	Real Estate Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	1,992,379	$16,745,258	8,266,532	$63,671,391
Issued as reinvestment of dividends	146,533	1,218,941	71,903	551,312
Redeemed	(2,581,358)	(21,315,454)	(6,950,905)	(52,882,782)

Net Increase (Decrease)	(442,446)	$(3,351,255)	1,387,530	$11,339,921

	Equity Income Fund*
	Six Months Ended 09/30/04		Period Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	6,264,584	$48,509,378	13,207,804	$99,187,559
Issued as reinvestment of dividends	24,785	193,207	5,633	41,579
Redeemed	(971,780)	(7,526,817)	(326,844)	(2,473,071)

Net Increase	5,317,589	$41,175,768	12,886,593	$96,756,067

	Equity Core Fund**
	Six Months Ended 09/30/04
	Shares	Amounts
Sold	1,326,239	$13,062,559
Issued as reinvestment of dividends	348	3,443
Redeemed	(54,472)	(537,797)

Net Increase	1,272,115	$12,528,205

	International Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	3,477,811	$37,824,895	2,860,938	$27,374,650
Issued as reinvestment of dividends	540	5,983	12,649	129,149
Issued in connection with merger	2,163,596	22,740,352	—	—
Redeemed	(2,513,000)	(27,615,234)	(4,454,816)	(39,226,864)
Redemption Fee	—	8,093	—	60,466

Net Increase (Decrease)	3,128,947	$32,964,089	(1,581,229)	$(11,662,599)

*	Equity Income Fund commenced operations on September 30, 2003.
**	Equity Core Fund commenced operations on March 31, 2004.

	Pacific/Asia Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	3,254,975	$26,214,849	11,858,691	$85,179,338
Issued as reinvestment of dividends	3,310	26,777	—	—
Redeemed	(2,696,633)	(21,113,299)	(3,493,012)	(23,959,144)
Redemption Fee	—	15,966	—	39,399

Net Increase	561,652	$5,144,293	8,365,679	$61,259,593

	Emerging Markets Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	6,764,705	$49,998,492	25,421,706	$167,022,946
Issued as reinvestment of dividends	—	—	55,746	372,970
Redeemed	(9,678,838)	(68,557,885)	(5,499,805)	(36,825,422)
Redemption Fee	—	58,671	—	608

Net Increase (Decrease)	(2,914,133)	$(18,500,722)	19,977,647	$130,571,102

6.    Line of Credit:

The Funds and other affiliated funds participate in a $50 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the redemption of Fund shares. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, equal to an annual rate of 0.15% of the average daily unused portion of the line of credit, is allocated among the participating Funds at the end of each quarter, and is included in miscellaneous expenses on the statements of operations. For the six months ended September 30, 2004, the Funds had no borrowings under the agreement.

7.    Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.    Legal Proceedings:

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been cooperating with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions suits have been filed against the Companies and the Adviser: Mike Sayegh v. Janus Capital Corp.et al., (filed October 22, 2003 in Los Angeles Superior Court); James Page Jr. v. Charles Schwab et al. (filed on November 20, 2003 in the United States District Court for the Northern District of California); A. Joseph Szydlowski v. Charles Schwab et al. (filed December 4, 2003 in the United States District Court for the Southern District of New York); Wilson v. Excelsior Funds, et al. (filed December 10, 2003 in the United States District Court for the Southern District of New York); and John R. Granelli v. Charles Schwab, et al. (filed January 20, 2004 in the United States District Court for the Southern District of New York). While details in each suit vary, in general each alleges that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of the Companies. Each seeks unspecified monetary damages and related equitable relief.

In addition, two derivative actions, styled Richard Elliott v. Charles Schwab Corporation, et al., No 04 CV 2262 (S.D.N.Y.) and Lou Ann Murphy v. Charles Schwab Corporation et al., (No. 04 CV 3547 (E.D. Penn.), purportedly brought on behalf of Excelsior High Yield Fund and Excelsior Funds Trust, seek unspecific damages arising from alleged violations of Section 36 of the Investment Company Act, 15 U.S.C. § 80a-35(b) and breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings. Lead plaintiffs have been appointed and additional defendants have been added (generally consisting of current and former directors and officers of the Companies and entities who timed or facilitated timing in the Excelsior Funds). The seven lawsuits discussed above were consolidated into two new amended complaints, one for the class actions and one for the derivative actions, that were filed on or about September 29, 2004.

The plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The plaintiffs in the consolidated derivative action are seeking on behalf of the Companies unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The Maryland court is expected to establish a briefing schedule prior to year end for motions to dismiss the actions, and the defendants will not be required to answer the complaints until such motions have been decided. Discovery in the actions is currently stayed, although a motion to lift the stay is expected to be filed on or about December 10, 2004 and decided on or after March 1, 2005.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

9.    Merger:

On November 14, 2003, the Board of Directors of Excelsior Fund approved a proposed Plan of Reorganization (the “Plan”) of the Pan European Fund into the International Fund. Pan European Fund’s shareholders approved the proposed Plan at a special meeting held on April 7, 2004, and reconvened on April 21, 2004 and May 12, 2004.

At the close of business on May 14, 2004, in accordance with the Plan, all of the assets and liabilities of the Pan European Fund were transferred to the International Fund and all shares of the Pan European Fund were reclassified as shares of International Fund, and each holder of shares of Pan European Fund was issued full and fractional shares of the International Fund with the same aggregate dollar value as the shareholder had in the Pan European Fund immediately before the transaction. In accordance with the Plan, 2,704,403 shares of the Pan European Fund were exchanged for 2,163,596 shares of the International Fund in a tax-free exchange.

The value of the Pan European Fund on May 14, 2004 was $22,740,352, which included $952,224 in unrealized gains, $(1,417) of accumulated net investment losses, and $(32,409,541) of accumulated net realized losses on investments. Upon the business combination of the Pan European Fund and International Fund on May 14, 2004, the value of the International Fund combined with the Pan European Fund was $130,318,203.

10.    Subsequent events:

Upon the recommendation of the Adviser, the Board of Trustees of the Optimum Growth Fund has determined that it is in the best interests of the Fund and its shareholders to liquidate the Fund. This determination was made after the Fund had been advised by the Trustee of the Defined Benefit Plan for Employees of U.S. Trust Corporation that it has determined to effect a withdrawal of its Fund investment, which currently constitutes approximately 50% of the Fund’s total assets. The Trustees concluded that, because of the small remaining size of the Fund following the redemptions, it was in the best interests of the Fund’s shareholders that the Fund be liquidated and terminated on or about January 31, 2005. The Fund has discontinued accepting requests to purchase shares or process exchanges into the Fund effective November 26, 2004. Share purchases through dividend reinvestment or other automatic contribution programs will continue to be processed through the liquidation date.

11.    Change in Independent Registered Public Accounting Firm:

The Funds’ Boards of Directors/Trustees and Joint Audit Committee, on October 28, 2004, terminated Ernst & Young, LLP (“E&Y”) as the Funds’ independent registered public accounting firm as a result of concerns regarding their independence at the time of the issuance of their report on the Funds’ March 31, 2004 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., which is an affiliate of the Adviser. During the period in which E&Y served as independent registered public accounting firm for the Funds, there was no disagreement between E&Y and the Funds on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures. The Boards of Directors/Trustees of the Funds, their Chief Financial Officer and the Joint Audit Committee have reviewed the Funds’ March 31, 2004 financial statements and have concluded that they were prepared in accordance with all disclosed accounting policies and that they fairly represent, in all material respects, the financial condition of the Funds as of the date of those statements. The Boards and the Joint Audit Committee have engaged Deloitte & Touche LLP (“D&T”) as the Funds’ independent registered public accounting firm, and D&T will perform a re-audit of the Funds’ March 31, 2004 financial statements. The results of this re-audit will be reported to the Funds and their shareholders upon its completion.

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder in the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee applicable to certain of the Funds and (2) ongoing, or operating costs which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If this fee were applied, your costs would have been higher.

	Beginning Account Value 3/31/2004	Ending Account Value 9/30/2004	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Blended Equity Fund — Shares	$1,000.00	$991.60	1.05%	$5.24
Large Cap Growth Fund — Shares	1,000.00	970.20	1.05	5.19
Optimum Growth Fund — Shares	1,000.00	964.30	0.93	4.58
Small Cap Fund — Shares	1,000.00	1,052.80	1.03	5.30
Value and Restructuring Fund — Shares	1,000.00	1,016.30	1.06	5.36
Mid Cap Value Fund — Shares	1,000.00	975.10	1.06	5.25
Energy and Natural Resources Fund — Shares	1,000.00	1,166.30	1.11	6.03
Real Estate Fund — Shares	1,000.00	1,021.10	1.20	6.08
Equity Income Fund — Shares	1,000.00	1,013.20	1.05	5.30
Equity Core Fund — Shares	1,000.00	1,004.60	1.05	5.28
International Fund — Shares	1,000.00	994.90	1.50	7.50
Pacific/Asia Fund — Shares	1,000.00	927.50	1.50	7.25
Emerging Markets Fund — Shares	1,000.00	998.70	1.70	8.52

Hypothetical 5% Return
Blended Equity Fund — Shares	1,000.00	1,019.80	1.05	5.32
Large Cap Growth Fund — Shares	1,000.00	1,019.80	1.05	5.32
Optimum Growth Fund — Shares	1,000.00	1,020.41	0.93	4.71
Small Cap Fund — Shares	1,000.00	1,019.90	1.03	5.22
Value and Restructuring Fund — Shares	1,000.00	1,019.75	1.06	5.37
Mid Cap Value Fund — Shares	1,000.00	1,019.75	1.06	5.37
Energy and Natural Resources Fund — Shares	1,000.00	1,019.50	1.11	5.62
Real Estate Fund — Shares	1,000.00	1,019.05	1.20	6.07
Equity Income Fund — Shares	1,000.00	1,019.80	1.05	5.32
Equity Core Fund — Shares	1,000.00	1,019.80	1.05	5.32
International Fund — Shares	1,000.00	1,017.55	1.50	7.59
Pacific/Asia Fund — Shares	1,000.00	1,017.55	1.50	7.59
Emerging Markets Fund — Shares	1,000.00	1,016.55	1.70	8.59

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

SA-EQUITIES-0904

Institutional Shares

MONEY FUND

VALUE AND RESTRUCTURING FUND

EQUITY FUND

OPTIMUM GROWTH FUND

MID CAP VALUE FUND

INTERNATIONAL EQUITY FUND

TOTAL RETURN BOND FUND

INCOME FUND

HIGH YIELD FUND

SEMI-ANNUAL REPORT

September 30, 2004

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 881-9358, and (ii) on the Commission’s website at http://www.sec.gov.

Beginning on the fiscal quarter ended December 31, 2004, Excelsior Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. Excelsior Funds Form N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Excelsior Funds Trust and Excelsior Funds, Inc. are distributed by Edgewood Services, Inc.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND IS SUBJECT TO RISK OF PRINCIPAL.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Money Fund

Principal Amount		Rate	Value (Note 1)
CERTIFICATES OF DEPOSIT — 7.48%
$ 75,000,000	Washington Mutual Corp., 10/01/04	1.590%	$75,000,000
50,000,000	Wells Fargo Co., 11/03/04	1.770	50,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $125,000,000)		125,000,000

COMMERCIAL PAPER — 38.84%
75,000,000	American Express Credit Corp., Discount Note, 10/06/04	1.700	74,982,292
75,000,000	BNP Paribas, Discount Note, 10/01/04	1.870	75,000,000
75,000,000	Danske Bank, Discount Note, 11/03/04	1.765	74,878,656
75,000,000	Dexia, Discount Note, 11/03/04	1.775	74,877,969
75,000,000	General Electric Company, Discount Note, 11/03/04	1.770	74,878,312
50,000,000	*Goldman Sachs, 11/09/04	1.660	50,000,000
75,000,000	IBM Corp., 10/05/04	1.720	74,985,667
75,000,000	‡Ranger Funding, Discount Note, 11/05/04	1.790	74,869,479
75,000,000	UBS Finance Corp., Discount Note, 10/05/04	1.760	74,985,333

	TOTAL COMMERCIAL PAPER (Cost $649,457,708)		649,457,708

CORPORATE BONDS — 5.72%
70,000,000	*Countrywide Home Loan Corp., MTN, 01/18/05	1.670	70,001,901
25,645,000	*Wells Fargo Co., MTN, 10/01/04	2.100	25,645,000

	TOTAL CORPORATE BONDS (Cost $95,646,901)		95,646,901

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS — 44.76%
100,000,000	Federal Home Loan Bank, Discount Note, 10/15/04	1.740	99,932,333
350,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 11/24/04	1.780	349,065,500

Principal Amount		Rate	Value (Note 1)
U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS — (continued)
$100,000,000	Federal National Mortgage Association, Discount Note, 11/15/04	1.790%	$99,776,250
200,000,000	Federal National Mortgage Association, Discount Note, 11/05/04	1.760	199,657,778

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (Cost $748,431,861)		748,431,861

Shares
SHORT-TERM INVESTMENT — 0.01%
175,501	@Dreyfus Government Cash Management Fund (Cost $175,501)		175,501

Principal Amount
REPURCHASE AGREEMENT — 3.29%
$ 55,000,000	Morgan Stanley Dean Witter, 1.83%, dated 9/30/04, due 10/01/04, to be repurchased at $55,002,796 (collateralized by U.S. Government obligations ranging in par value $500,000-$25,750,000, 0.00%-7.00%, 6/13/05-1/27/23; total market value $55,003,092) (Cost $55,000,000)		55,000,000

TOTAL INVESTMENTS (Cost $1,673,711,971)	100.10%	$1,673,711,971
OTHER ASSETS & LIABILITIES (NET)	(0.10)	(1,704,102)

NET ASSETS	100.00%	$1,672,007,869

Discount	Note—The rate reported is the discount rate at the time of purchase.
*	Variable rate security—The rate disclosed is as of September 30, 2004.
‡	Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, this security amounted to $74,869,479 or 4.48% of net assets.

MTN—Medium Term Note

@ Registered Investment Company

See Notes to Financial Statements.

1

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Value
U.S. Government Agency Mortgage Obligations	44.76%	$748,431,861
Commercial Paper	38.84	649,457,708
Certificates of Deposit	7.48	125,000,000
Corporate Bonds	5.72	95,646,901
Repurchase Agreement	3.29	55,000,000
Registered Investment Company	0.01	175,501

Total Investments	100.10%	$1,673,711,971
Other Assets & Liabilities (Net)	(0.10)	(1,704,102)

Net Assets	100.00%	$1,672,007,869

See Notes to Financial Statements.

2

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Value and Restructuring Fund

Shares		Value (Note 1)
COMMON STOCKS — 94.66%
	CONSUMER DISCRETIONARY — 21.65%
1,750,000	Black & Decker Corp.	$135,520,000
2,275,000	Centex Corp.	114,796,500
1,350,000	Harman International Industries, Inc.	145,462,500
1,125,000	Journal Communications, Inc., Class A	19,732,500
3,500,000	†Liberty Media Corp., Class A	30,520,000
1,850,000	Newell Rubbermaid, Inc.	37,074,000
1,900,000	TJX Cos., Inc.	41,876,000
850,000	Viacom, Inc., Class B	28,526,000
5,561,500	†XM Satellite Radio Holdings, Inc., Class A	172,517,730
2,025,000	†Zale Corp.	56,902,500

		782,927,730

	CONSUMER STAPLES — 7.48%
1,600,000	Avon Products, Inc.	69,888,000
1,725,000	ConAgra Foods, Inc.	44,349,750
2,100,000	†Dean Foods Co.	63,042,000
1,500,000	Kraft Foods, Inc., Class A	47,580,000
1,875,000	Loews Corp. — Carolina Group	45,693,750

		270,553,500

	ENERGY — 9.17%
2,000,000	Burlington Resources, Inc.	81,600,000
700,000	ConocoPhillips	57,995,000
1,500,000	Consol Energy, Inc.	52,335,000
1,050,000	Devon Energy Corp.	74,560,500
800,000	Noble Energy, Inc.	46,592,000
1,080,000	†Todco, Class A	18,738,000

		331,820,500

	FINANCIAL — 19.66%
1,250,000	Ace Ltd.	50,075,000
2,150,000	Amvescap plc ADR	23,585,500
1,650,000	@Apollo Investment Corp.	23,331,000
700,000	CIT Group, Inc.	26,173,000
1,375,000	Citigroup, Inc.	60,665,000
825,000	Freddie Mac	53,823,000
1,525,000	Friedman Billings Ramsey Group, Inc., Class A	29,127,500
1,550,000	JP Morgan Chase & Co.	61,581,500
675,000	Lehman Brothers Holdings, Inc.	53,811,000

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	FINANCIAL — (continued)
700,000	Loews Corp.	$40,950,000
2,250,000	MCG Capital Corp.	39,060,000
800,000	Mellon Financial Corp.	22,152,000
1,200,000	Metlife, Inc.	46,380,000
1,325,000	†MoneyGram International, Inc.	22,631,000
975,000	Morgan Stanley	48,067,500
800,000	PNC Financial Services Group, Inc.	43,280,000
700,000	†Primus Guaranty Ltd.	9,450,000
600,000	Washington Mutual, Inc.	23,448,000
450,000	XL Capital Ltd., Class A	33,295,500

		710,886,500

	HEALTH CARE — 3.77%
775,000	AmerisourceBergen Corp.	41,625,250
1,275,000	Bristol-Myers Squibb Co.	30,179,250
1,100,000	HCA, Inc.	41,965,000
600,000	Wyeth	22,440,000

		136,209,500

	INDUSTRIALS — 12.10%
900,000	†AGCO Corp.	20,358,000
2,100,000	Cendant Corp.	45,360,000
1,175,000	Deluxe Corp.	48,198,500
1,025,000	Empresa Brasileira de Aeronautica S.A. ADR	27,060,000
563,800	†Gol Linhas Aereas Inteligentes S.A. ADR	11,445,140
1,200,000	Overnite Corp.	37,716,000
1,050,000	Ryder System, Inc.	49,392,000
1,375,000	Tyco International Ltd.	42,157,500
1,050,000	Union Pacific Corp.	61,530,000
2,850,000	†United Rentals, Inc.	45,286,500
450,000	United Technologies Corp.	42,021,000
300,000	Viad Corp.	7,119,000

		437,643,640

	INFORMATION TECHNOLOGY — 6.85%
1,600,000	Harris Corp.	87,904,000
2,175,000	Nokia Oyj ADR	29,841,000
1,150,000	†Plantronics, Inc.	49,726,000
1,450,000	Texas Instruments, Inc.	30,856,000
1,900,000	†Unisys Corp.	19,608,000
2,300,000	†Vishay Intertechnology, Inc.	29,670,000

		247,605,000

See Notes to Financial Statements.

3

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Value and Restructuring Fund — (continued)

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	RAW/INTERMEDIATE MATERIALS — 5.57%
825,000	Cambrex Corp.	$18,108,750
400,000	Eagle Materials, Inc., Class B	27,600,000
1,400,000	Georgia-Pacific Corp.	50,330,000
1,139,700	Lafarge North America, Inc.	53,440,533
850,000	PPG Industries, Inc.	52,088,000

		201,567,283

	REAL ESTATE — 3.25%
1,100,000	†Capital Lease Funding, Inc.	12,144,000
1,100,000	‡ †Diamondrock Hospitality Co.	11,000,000
1,300,000	‡Fieldstone Investment Corp.	22,100,000
1,450,000	†Host Marriott Corp.	20,343,500
1,300,000	Luminent Mortgage Capital, Inc.	16,484,000
1,600,000	‡ †Provident Senior Living Trust	24,000,000
545,454	†Saxon Capital, Inc.	11,639,988

		117,711,488

	TELECOMMUNICATION — 2.88%
1,600,000	America Movil S.A. de C.V., Series L ADR	62,448,000
1,750,000	†Nextel Communications, Inc., Class A	41,755,000

		104,203,000

	UTILITIES — 2.28%
7,000,000	†Calpine Corp.	20,300,000
1,000,000	Centerpoint Energy, Inc.	10,360,000
1,050,000	Duke Energy Corp.	24,034,500
649,275	Public Service Enterprise Group, Inc.	27,659,115

		82,353,615

	TOTAL COMMON STOCKS (Cost $2,535,155,654)	3,423,481,756

FOREIGN COMMON STOCKS — 1.55%
	ITALY — 1.02%
4,500,000	Enel S.p.A.	36,775,619

	UNITED KINGDOM — 0.53%
1,200,000	Severn Trent plc	19,065,405

	TOTAL FOREIGN COMMON STOCKS (Cost $44,530,991)	55,841,024

Shares		Value (Note 1)
CONVERTIBLE PREFERRED STOCKS — 2.91%
	CONSUMER DISCRETIONARY — 1.33%
995,000	†Adelphia Communications, Preferred Exchange, 7.50%, In Default	$1,114,400
900,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	47,052,000

		48,166,400

	FINANCIAL — 0.24%
300,000	Genworth Financial, Inc., Preferred Exchange, 6.00%	8,760,000

	HEALTH CARE — 1.34%
900,000	Baxter International, Inc., Preferred Exchange, 7.00%	48,375,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $108,211,061)	105,301,400

Principal Amount
REPURCHASE AGREEMENT — 1.40%
$50,502,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $50,503,894 (collateralized by Federal National Mortgage Association Discount Note, par value $50,962,000, maturing on 3/16/05; total market value $50,502,323) (Cost $50,502,000)	50,502,000

TOTAL INVESTMENTS (Cost $2,738,399,706)	100.52%	$3,635,126,180

Contracts
CALL OPTIONS WRITTEN — (0.09)%
(1,000)	ConocoPhillips Expires 11/20/04 strike price 80	$ (370,000)
(6,969)	Georgia-Pacific Corp. Expires 10/16/04 strike price 40	(34,845)

See Notes to Financial Statements.

4

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Value and Restructuring Fund — (continued)

Contracts		Value (Note 1)
CALL OPTIONS WRITTEN — (continued)
(2,865)	Harman International Industries, Inc. Expires 10/16/04 strike price 100	$ (2,377,950)
(310)	Harman International Industries, Inc. Expires 10/16/04 strike price 95	(347,200)

	TOTAL CALL OPTIONS WRITTEN (Premiums received $(1,631,714))	(3,129,995)

OTHER ASSETS AND LIABILITIES (NET)	(0.43)	(15,414,586)

NET ASSETS	100.00%	$3,616,581,599

†	Non-income producing security

plc—public limited company

ADR—American Depositary Receipt

@ Registered Investment Company

‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $57,100,000 or 1.58% of net assets.

In Default—Security in default on income payments.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	22.98%	$831,094,130
Financial	19.90	719,646,500
Industrials	12.10	437,643,640
Energy	9.17	331,820,500
Consumer Staples	7.48	270,553,500
Information Technology	6.85	247,605,000
Raw/Intermediate Materials	5.57	201,567,283
Health Care	5.11	184,584,500
Utilities	3.83	138,194,639
Real Estate	3.25	117,711,488
Telecommunication	2.88	104,203,000
Repurchase Agreement	1.40	50,502,000

Total Investments	100.52%	$3,635,126,180
Call Options Written	(0.09)	(3,129,995)
Other Assets and Liabilities (Net)	(0.43)	(15,414,586)

Net Assets	100.00%	$3,616,581,599

See Notes to Financial Statements.

5

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Equity Fund

Shares		Value (Note 1)
COMMON STOCKS — 96.45%
	CONSUMER DISCRETIONARY — 15.22%
38,467	†Coach, Inc.	$1,631,770
22,566	Federated Department Stores	1,025,174
66,003	†Fossil, Inc.	2,041,473
60,668	John Wiley & Sons, Class A	1,938,343
17,229	†Mohawk Industries, Inc.	1,367,810
48,640	News Corp., Ltd. ADR	1,523,891

		9,528,461

	CONSUMER STAPLES — 4.55%
44,234	Sysco Corp.	1,323,481
28,696	Wal-Mart Stores, Inc.	1,526,627

		2,850,108

	ENERGY — 10.45%
28,192	Apache Corp.	1,412,701
19,609	BP plc ADR	1,128,106
18,099	ConocoPhillips	1,499,502
29,826	Exxon Mobil Corp.	1,441,491
22,429	†Nabors Industries Ltd.	1,062,013

		6,543,813

	FINANCIAL — 19.54%
36,978	Allstate Corp.	1,774,574
25,464	American International Group, Inc.	1,731,297
43,165	Citigroup, Inc.	1,904,440
20,829	Goldman Sachs Group, Inc.	1,942,096
11,027	Hartford Financial Services Group, Inc.	682,902
13,824	Lehman Brothers Holdings, Inc.	1,102,049
34,634	US Bancorp	1,000,923
35,081	Wells Fargo & Co.	2,091,880

		12,230,161

	HEALTH CARE — 15.33%
15,402	†Amgen, Inc.	874,680
11,748	†Anthem, Inc.	1,025,013
31,658	†Barr Pharmaceuticals	1,311,591
22,666	Johnson & Johnson	1,276,776
29,546	Medtronic, Inc.	1,533,437
53,575	Pfizer, Inc.	1,639,395
32,543	Teva Pharmaceutical Industries ADR	844,491
10,413	†WellPoint Health Networks	1,094,302

		9,599,685

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	INDUSTRIALS — 10.62%
16,925	Caterpillar, Inc.	$1,361,616
37,536	Danaher Corp.	1,924,846
46,959	General Electric Co.	1,576,883
19,145	Illinois Tool Works, Inc.	1,783,740

		6,647,085

	INFORMATION TECHNOLOGY — 14.92%
52,183	†Accenture Ltd., Class A	1,411,550
20,212	Analog Devices, Inc.	783,821
39,658	†Applied Materials, Inc.	653,961
52,350	†Cisco Systems, Inc.	944,918
36,768	Intel Corp.	736,463
10,233	International Business Machines Corp.	877,377
10,417	†Lexmark International, Inc.	875,132
59,276	Microsoft Corp.	1,638,389
23,000	SAP AG ADR	895,850
24,622	Texas Instruments, Inc.	523,956

		9,341,417

	RAW/INTERMEDIATE MATERIALS — 2.73%
51,662	Aracruz Celulose S.A. ADR	1,711,046

	REAL ESTATE — 3.09%
40,490	St. Joe Co.	1,934,207

	TOTAL COMMON STOCKS (Cost $52,900,426)	60,385,983

Principal Amount
REPURCHASE AGREEMENT — 3.51%
$2,201,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $2,201,083 (collateralized by Federal Home Loan Bank, par value $2,204,000, 3.30%, maturing on 9/14/07; total market value $2,204,233) (Cost $2,201,000)	2,201,000

TOTAL INVESTMENTS (Cost $55,101,426)	99.96%	$62,586,983
OTHER ASSETS & LIABILITIES (NET)	0.04	23,092

NET ASSETS	100.00%	$62,610,075

†	Non-income producing security

ADR—American Depositary Receipt

plc—public limited company

See Notes to Financial Statements.

6

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Equity Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Financial	19.54%	$12,230,161
Health Care	15.33	9,599,685
Consumer Discretionary	15.22	9,528,461
Information Technology	14.92	9,341,417
Industrials	10.62	6,647,085
Energy	10.45	6,543,813
Consumer Staples	4.55	2,850,108
Repurchase Agreement	3.51	2,201,000
Real Estate	3.09	1,934,207
Raw/Intermediate Materials	2.73	1,711,046

Total Investments	99.96%	$62,586,983
Other Assets and Liabilities (Net)	0.04	23,092

Net Assets	100.00%	$62,610,075

See Notes to Financial Statements.

7

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Optimum Growth Fund

Shares		Value (Note 1)
COMMON STOCKS — 99.06%
	CONSUMER DISCRETIONARY — 25.39%
14,100	Anheuser Busch Cos., Inc.	$704,295
20,200	Carnival Corp.	955,258
10,900	Home Depot, Inc.	427,280
11,200	†Kohl’s Corp.	539,728
14,400	Lowe’s Cos., Inc.	782,640
1,700	†Mohawk Industries, Inc.	134,963
31,400	News Corp., Ltd. ADR	983,762
20,500	Petsmart, Inc.	580,970
27,500	Procter & Gamble Co.	1,488,300
15,100	†Starbucks Corp.	686,295
28,200	†Univision Communications, Inc.	891,402
13,600	Wal-Mart Stores, Inc.	723,520

		8,898,413

	CONSUMER STAPLES — 3.22%
9,600	Coca-Cola Co.	384,480
15,300	PepsiCo, Inc.	744,345

		1,128,825

	ENERGY — 0.22%
1,500	†BJ Services Co.	78,615

	FINANCIAL — 9.48%
5,000	American International Group, Inc.	339,950
5,100	Chicago Mercantile Exchange Holdings, Inc.	822,630
8,700	Fannie Mae	551,580
9,400	Lehman Brothers Holdings, Inc.	749,368
19,100	SLM Corp.	851,860
100	Wells Fargo & Co.	5,963

		3,321,351

	HEALTH CARE — 26.68%
3,800	Abbott Laboratories	160,968
9,400	Alcon, Inc.	753,880
12,500	†Amgen, Inc.	709,875
18,800	†Boston Scientific Corp.	746,924
23,200	†Caremark Rx, Inc.	744,024
11,800	Eli Lilly & Co.	708,590
29,600	†Gilead Sciences, Inc.	1,106,152
9,000	Guidant Corp.	594,360
14,010	Medtronic, Inc.	727,119
6,900	†Patterson Cos., Inc.	528,195
27,120	Pfizer, Inc.	829,872
32,600	Teva Pharmaceutical Industries ADR	845,970

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	HEALTH CARE — (continued)
2,400	UnitedHealth Group, Inc.	$176,976
9,100	†Zimmer Holdings, Inc.	719,264

		9,352,169

	INDUSTRIALS — 7.49%
1,300	3M Co.	103,961
5,200	†Apollo Group, Inc., Class A	381,524
10,100	†Career Education Corp.	287,143
37,600	General Electric Co.	1,262,608
400	Illinois Tool Works, Inc.	37,268
9,600	Lockheed Martin Corp.	535,488
200	United Technologies Corp.	18,676

		2,626,668

	INFORMATION TECHNOLOGY — 23.37%
20,900	Analog Devices, Inc.	810,502
13,600	†Broadcom Corp., Class A	370,872
12,800	†Cisco Systems, Inc.	231,040
26,300	†Dell, Inc.	934,702
14,300	†Electronic Arts, Inc.	657,657
1,100	International Business Machines Corp.	94,314
17,300	†Kla-Tencor Corp.	717,431
21,100	Microsoft Corp.	583,204
8,400	Qualcomm, Inc.	327,852
6,900	Research In Motion Ltd.	526,677
23,400	SAP AG ADR	911,430
10,050	†Symantec Corp.	552,047
30,700	Symbol Technologies, Inc.	388,048
20,100	Texas Instruments, Inc.	427,728
37,000	†Veritas Software Corp.	657,490

		8,190,994

	TELECOMMUNICATION — 2.15%
19,300	America Movil S.A. de C.V., Series L ADR	753,279

	TRANSPORTATION — 1.06%
4,900	United Parcel Service, Inc.	372,008

	TOTAL COMMON STOCKS (Cost $30,445,894)	34,722,322

See Notes to Financial Statements.

8

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Optimum Growth Fund — (continued)

Principal Amount		Value (Note 1)
REPURCHASE AGREEMENT — 0.98%
$344,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $344,013 (collateralized by Federal Home Loan Bank, par value $344,000, 3.30%, maturing on 9/14/07; total market value $344,505) (Cost $344,000)	$344,000

TOTAL INVESTMENTS (Cost $30,789,894)	100.04%	$35,066,322
OTHER ASSETS AND LIABILITIES (NET)	(0.04)	(12,984)

NET ASSETS	100.00%	$35,053,338

†	Non-income producing security

ADR—American Depositary Receipt

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Health Care	26.68%	$9,352,169
Consumer Discretionary	25.39	8,898,413
Information Technology	23.37	8,190,994
Financial	9.48	3,321,351
Industrials	7.49	2,626,668
Consumer Staples	3.22	1,128,825
Telecommunication	2.15	753,279
Transportation	1.06	372,008
Repurchase Agreement	0.98	344,000
Energy	0.22	78,615

Total Investments	100.04%	$35,066,322
Other Assets and Liabilities (Net)	(0.04)	(12,984)

Net Assets	100.00%	$35,053,338

See Notes to Financial Statements.

9

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Mid Cap Value Fund

Shares		Value (Note 1)
COMMON STOCKS — 96.81%
	CONSUMER DISCRETIONARY — 26.27%
95,000	†Autozone, Inc.	$7,338,750
100,000	Best Buy Co., Inc.	5,424,000
140,000	Black & Decker Corp.	10,841,600
500,000	Blockbuster Inc., Class A	3,795,000
275,000	Brink’s Co.	8,296,750
500,000	Callaway Golf Co.	5,285,000
90,000	Centex Corp.	4,541,400
380,000	Limited Brands	8,470,200
310,000	Newell Rubbermaid, Inc.	6,212,400
150,000	Sherwin-Williams Co.	6,594,000
240,000	TJX Cos., Inc.	5,289,600
230,000	†Zale Corp.	6,463,000

		78,551,700

	CONSUMER STAPLES — 1.96%
195,000	†Dean Foods Co.	5,853,900

	ENERGY — 7.84%
120,000	Devon Energy Corp.	8,521,200
170,000	†Noble Corp.	7,641,500
130,000	Occidental Petroleum Corp.	7,270,900

		23,433,600

	FINANCIAL — 15.20%
160,000	Ace Ltd.	6,409,600
210,000	CIT Group, Inc.	7,851,900
300,000	Friedman Billings Ramsey Group, Inc., Class A	5,730,000
1,000,000	†Instinet Group, Inc.	5,000,000
80,000	Lehman Brothers Holdings, Inc.	6,377,600
125,000	RenaissanceRe Holdings Ltd.	6,447,500
350,000	Sovereign Bancorp, Inc.	7,637,000

		45,453,600

	HEALTH CARE — 6.83%
130,000	AmerisourceBergen Corp.	6,982,300
350,000	Health Management Associates, Inc., Class A	7,150,500
220,000	Shire Pharmaceuticals plc ADR	6,303,000

		20,435,800

	INDUSTRIALS — 15.44%
125,000	American Axle & Manufacturing Holdings, Inc.	3,657,500
290,000	Cendant Corp.	6,264,000
150,000	Empresa Brasileira de Aeronautica S.A. ADR	3,960,000

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	INDUSTRIALS — (continued)
75,200	†Infrasource Services, Inc.	$789,600
170,000	Lincoln Electric Holdings, Inc.	5,314,200
170,000	Mueller Industries, Inc.	7,301,500
420,000	Onex Corp.	5,581,800
450,000	†United Rentals, Inc.	7,150,500
195,000	York International Corp.	6,160,050

		46,179,150

	INFORMATION TECHNOLOGY — 7.18%
1,000,000	†3com Corp.	4,200,000
250,000	Electronic Data Systems Corp.	4,847,500
155,000	Harris Corp.	8,515,700
310,000	Symbol Technologies, Inc.	3,918,400

		21,481,600

	RAW/INTERMEDIATE MATERIALS — 5.33%
253,000	Aracruz Celulose S.A. ADR	8,379,360
210,000	Georgia-Pacific Corp.	7,549,500

		15,928,860

	REAL ESTATE — 2.63%
165,000	St. Joe Co.	7,882,050

	TECHNOLOGY — 1.81%
420,000	†Vishay Intertechnology, Inc.	5,418,000

	TELECOMMUNICATION — 1.27%
260,000	†IDT Corp.	3,790,800

	UTILITIES — 5.05%
1,550,000	†Calpine Corp.	4,495,000
625,000	Centerpoint Energy, Inc.	6,475,000
450,000	†EL Paso Corp.	4,135,500

		15,105,500

	TOTAL COMMON STOCKS (Cost $237,539,458)	289,514,560

FOREIGN COMMON STOCKS — 1.69%
	NETHERLANDS — 1.69%
110,000	†Hunter Douglas NV (Cost $4,053,756)	5,053,574

CONVERTIBLE PREFERRED STOCKS — 1.24%
	ENERGY — 1.24%
275,000	Williams Cos., Inc., Preferred Exchange, 9.00% (Cost $2,753,989)	3,712,500

See Notes to Financial Statements.

10

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Mid Cap Value Fund — (continued)

Principal Amount		Value (Note 1)
REPURCHASE AGREEMENT — 1.15%
$3,420,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $3,420,128 (collateralized by Federal Home Loan Mortgage Corporation, par value $3,424,000, 3.30%, maturing on 9/14/07; total market value $3,425,016) (Cost $3,420,000)	$3,420,000

TOTAL INVESTMENTS (Cost $247,767,203)	100.89%	$301,700,634
OTHER ASSETS AND LIABILITIES (NET)	(0.89)	(2,650,140)

NET ASSETS	100.00%	$299,050,494

†	Non-income producing security

plc—public limited company

ADR—American Depositary Receipt

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	27.96%	$83,605,274
Industrials	15.44	46,179,150
Financial	15.20	45,453,600
Energy	9.08	27,146,100
Information Technology	7.18	21,481,600
Health Care	6.83	20,435,800
Raw/Intermediate Materials	5.33	15,928,860
Utilities	5.05	15,105,500
Real Estate	2.63	7,882,050
Consumer Staples	1.96	5,853,900
Technology	1.81	5,418,000
Telecommunication	1.27	3,790,800
Repurchase Agreement	1.15	3,420,000

Total Investments	100.89%	$301,700,634
Other Assets and Liabilities (Net)	(0.89)	(2,650,140)

Net Assets	100.00%	$299,050,494

See Notes to Financial Statements.

11

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

International Equity Fund

Shares		Value (Note 1)
COMMON STOCKS — 96.79%
	AUSTRALIA — 1.88%
11,500	News Corp. Ltd. ADR	$378,005
8,775	Rio Tinto Ltd.	241,344

		619,349

	BELGIUM — 4.68%
16,800	Dexia	312,149
1,400	Electrabel	503,035
15,200	Fortis	361,710
5,000	Umicore	364,838

		1,541,732

	BRAZIL — 2.37%
7,400	Aracruz Celulose S.A. ADR	245,088
26,400	†Gol Linhas Aereas Inteligentes ADR	535,920

		781,008

	CANADA — 1.04%
10,755	Suncor Energy, Inc.	343,331

	CHINA — 1.05%
662,000	CNOOC Ltd.	345,939

	FINLAND — 0.97%
22,800	Fortum Oyj	318,573

	FRANCE — 6.85%
12,600	AXA	254,925
10,600	BNP Paribas	684,590
200	Carrefour S.A.	9,407
5,900	†Cie Generale De Geophysique S.A.	395,335
4,408	Sanofi-Aventis	327,937
2,879	TotalFinaElf S.A.	586,418

		2,258,612

	GERMANY — 6.58%
2,300	Adidas-Salomon AG	320,939
27,000	Depfa Bank plc	368,203
9,300	Fielmann AG	555,584
3,157	Muenchener Rueckversicherungs AG	304,112
53,950	†SGL Carbon AG	619,805

		2,168,643

	GREECE — 0.68%
16,600	Hellenic Telecommunications Organization S.A.	223,078

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	HONG KONG — 2.05%
291,700	Cafe de Coral Holdings Ltd.	$316,087
674,000	Shun TAK Holdings Ltd.	360,853

		676,940

	INDIA — 2.48%
20,229	Gujarat Ambuja Cements Ltd. GDR	148,463
16,000	@India Fund, Inc.	380,000
11,600	‡State Bank of India GDR	288,260

		816,723

	INDONESIA — 2.28%
8,200	Freeport-McMoRan Copper & Gold, Inc., Class B	332,100
926,400	PT Telekomunikasi Indonesia	419,712

		751,812

	IRELAND — 2.44%
43,901	Anglo Irish Bank Corp. plc	804,244

	ITALY — 4.06%
246,400	†Cassa di Risparmio di Firenze S.p.A.	452,004
29,850	ENI S.p.A.	668,810
12,950	†Permasteelisa S.p.A.	219,384

		1,340,198

	JAPAN — 18.33%
4,300	Aflac, Inc.	168,603
100	Can Do Co., Ltd.	217,756
6,500	Canon, Inc.	305,494
70,946	†Chiyoda Corp.	537,494
19,000	Daikin Industries Ltd.	459,420
545	†eAccess Ltd.	504,378
82	Faith Inc.	229,896
12,000	FamilyMart Co., Ltd.	321,735
44	Japan Retail Fund Investment Corp.	329,356
11,900	JSR Corp.	192,188
1,400	Keyence Corp.	294,443
22	Millea Holdings, Inc.	283,446
25,000	Mimasu Semiconductor Industry Co., Ltd.	321,644
41	Mitsubishi Tokyo Financial Group, Inc.	341,868
67,500	Mitsui Osk Lines Ltd.	404,822
25,900	Nissan Motor Co., Ltd.	281,994
22,600	Sharp Corp.	310,862
32,700	Toppan Printing Co., Ltd.	320,725
14,000	Toys R Us Japan Ltd.	215,942

		6,042,066

See Notes to Financial Statements.

12

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

International Equity Fund — (continued)

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	MALAYSIA — 0.82%
144,300	Public Bank Berhad	$269,613

	MEXICO — 2.37%
16,700	Cemex S.A. de C.V. ADR	469,938
9,700	Telefonos de Mexico S.A. de C.V., Class L, ADR	313,019

		782,957

	NETHERLANDS — 0.91%
10,000	Heineken Nv	301,061

	NORWAY — 4.93%
133,000	†Stolt Offshore S.A.	634,227
67,100	Telenor ASA	510,863
45,400	†Yara International ASA	482,226

		1,627,316

	RUSSIA — 1.16%
3,080	Lukoil Co. ADR	381,920

	SOUTH KOREA — 1.62%
1,340	Samsung Electronics	532,974

	SPAIN — 2.98%
6,900	Fomento de Construcciones Y Contratas S.A.	256,151
15,900	Repsol YPF S.A.	349,141
25,258	Telefonica S.A.	378,014

		983,306

	SWEDEN — 0.48%
43,900	†Ortivus AB	159,193

	SWITZERLAND — 5.09%
19	Lindt & Spruengli AG (Registered Shares)	226,716
7,260	Novartis AG (Registered Shares)	338,378
6,200	Roche Holding AG	640,506
6,700	UBS AG (Registered Shares)	471,634

		1,677,234

	TAIWAN — 1.60%
22,000	AU Optronics Corp. ADR	275,440
23,500	@iShares MSCI Taiwan Index Fund	251,450

		526,890

Shares		Value (Note 1)
COMMON STOCKS — (continued)
	THAILAND — 2.61%
594,500	Dhipaya Insurance Public Co., Ltd. (Foreign Shares)	$242,536
48,100	Siam Cement Public Co., Ltd. (Foreign Shares)	308,862
149,000	Siam Commercial Bank Public Co., Ltd. (Foreign Shares)	159,161
263,900	Thai Union Frozen Products Public Co., Ltd. (Foreign Shares)	150,982

		861,541

	UNITED KINGDOM — 14.48%
27,400	Alliance Unichem plc	330,462
97,336	BAE Systems plc	395,862
65,800	BG Group plc	441,743
18,900	Carpetright plc	359,789
47,100	Davis Service Group plc	315,350
24,367	GlaxoSmithKline plc	525,151
49,300	Lloyds TSB Group plc	384,944
12,480	Reckitt Benckiser plc	305,776
16,311	Royal Bank of Scotland Group plc	471,068
91,463	Serco Group plc	355,840
248,855	Vodafone Group plc	595,542
83,554	William Morrison Supermarkets	291,050

		4,772,577

	TOTAL COMMON STOCKS (Cost $26,828,944)	31,908,830

PREFERRED STOCKS — 2.67%
	GERMANY — 1.66%
340	†Porsche AG	220,924
6,600	Rhoen Klinikum AG-Vorzugsakt	325,839

		546,763

	SOUTH KOREA — 1.01%
12,800	Hyundai Motor Co., Ltd.	331,255

	TOTAL PREFERRED STOCKS (Cost $626,661)	878,018

See Notes to Financial Statements.

13

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

International Equity Fund — (continued)

Principal Amount		Value (Note 1)
REPURCHASE AGREEMENT — 0.44%
$146,000	JP Morgan Chase Securities, Inc., 1.35%, dated 9/30/04, to be repurchased on 10/01/04, repurchase price $146,005 (collateralized by Federal Home Loan Bank, par value $146,000, 3.30%, maturing on 9/14/07; total market value $146,214) (Cost $146,000)	$146,000

TOTAL INVESTMENTS (Cost $27,601,605)	99.90%	$32,932,848
OTHER ASSETS & LIABILITIES (NET)	0.10	33,070

NET ASSETS	100.00%	$32,965,918

ADR—American Depositary Receipt

†	Non-income producing security

plc—public limited company

GDR—Global Depositary Receipt

@	Registered Investment Company
‡	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $288,260 or 0.87% of net assets.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Market Value
Financial	22.93%	$7,559,789
Energy	13.52	4,455,046
Consumer Discretionary	12.75	4,202,567
Capital Goods	9.85	3,248,039
Health Care	8.03	2,647,465
Telecommunications	7.40	2,440,228
Technology	6.55	2,158,775
Industrials	4.75	1,565,843
Consumer Staples	4.67	1,539,515
Materials	4.63	1,525,804
Transportation	2.85	940,742
Utilities	1.53	503,035
Repurchase Agreement	0.44	146,000

Total Investments	99.90%	$32,932,848
Other Assets and Liabilities (Net)	0.10	33,070

Net Assets	100.00%	$32,965,918

See Notes to Financial Statements.

14

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Total Return Bond Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
ASSET BACKED SECURITY — 2.36%
$ 3,336,936	California Infrastructure PG&E, 1997-1 A8 (Cost $3,360,637)	6.48%	12/26/09	$3,614,787

COLLATERALIZED MORTGAGE OBLIGATION — 1.90%
2,848,061	Countrywide Alternative Loan Trust, 2004-16CB 1A2 (Cost $2,894,702)	5.50	07/25/34	2,902,649

COMMERCIAL MORTAGE-BACKED SECURITIES — 24.27%
3,635,042	*Asset Securitization Corp., 1997-D4 A4	7.75	04/14/29	4,212,397
1,020,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	1,023,426
3,397,361	DLJ Commercial Mortgage Corp., 2000-CF1 A1A	7.45	06/10/33	3,591,003
1,760,000	*Greenwich Capital Commercial Funding Corp., 2004-GG1 A7	5.32	06/10/36	1,834,229
2,707	LB Commercial Conduit Mortgage Trust, 1999-C1 A1	6.41	06/15/31	2,831
1,071,155	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	1,084,226
3,000,000	Mortgage Capital Funding, Inc. 1996-MC1 G	7.15	06/15/06	3,175,440
3,054,296	1997-MC2 D	7.12	11/20/27	3,322,899
707,116	1998-MC1 A1	6.42	03/18/30	713,797
3,828,624	1998-MC1 C	6.95	03/18/30	4,204,855
2,624,113	*Nomura Asset Securities Corp., 1998-D6 A4	7.62	03/15/30	3,104,303
5,162,189	Salomon Brothers Mortgage Securities VII, 2001-C2 A2	6.17	02/13/10	5,580,593
3,260,783	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	3,611,743
1,600,000	*Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	08/15/41	1,673,866

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $35,048,251)			37,135,608

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — 30.40%
$ 3,743,000	American Express Co.	5.50%	09/12/06	$3,920,085
3,183,350	Bank One Corp.	7.88	08/01/10	3,756,353
2,615,510	British Telecommunications plc	8.88	12/15/30	3,436,006
1,376,584	CIT Group, Inc.	7.38	04/02/07	1,509,673
3,161,841	Countrywide Home Loans, Inc. MTN	4.25	12/19/07	3,220,443
2,796,186	DaimlerChrysler NA Holding Corp.	6.40	05/15/06	2,942,329
1,901,407	Deutsche Telekom International Finance, Multi-Coupon Bond	8.50	06/15/10	2,279,004
2,563,000	Ford Motor Credit Co.	7.50	03/15/05	2,619,506
5,205,208	General Electric Capital Corp. MTN	6.00	06/15/12	5,718,697
	General Motors Acceptance Corp.
798,442		8.00	11/01/31	826,380
1,493,000		6.88	09/15/11	1,566,191
2,060,922	Household Finance Corp.	8.00	07/15/10	2,435,967
2,300,000	International Lease Finance Corp.	4.50	05/01/08	2,375,104
1,776,654	JP Morgan Chase & Co.	5.75	01/02/13	1,891,735
3,277,000	Lehman Brothers Holdings, Inc.	8.25	06/15/07	3,694,277
1,430,000	Sprint Capital Corp.	8.38	03/15/12	1,731,924
1,030,000	Time Warner Cos., Inc.	7.25	10/15/17	1,163,292
1,316,359	Weyerhaeuser Co.	6.88	12/15/33	1,427,872

	TOTAL CORPORATE BONDS (Cost $43,337,119)			46,514,838

FOREIGN GOVERNMENT OBLIGATION — 1.29%
1,875,000	United Mexican States MTN (Cost $1,909,550)	6.38	01/16/13	1,974,375

TAX-EXEMPT SECURITIES — 2.74%
2,000,000	Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, Series A	5.00	10/01/16	2,210,000
1,800,000	California State, Infrastructure & Economic Development Bank, Bay Area Toll Bridges Project, Series A	5.25	07/01/16	1,986,750

	TOTAL TAX-EXEMPT SECURITIES (Cost $4,223,727)			4,196,750

See Notes to Financial Statements.

15

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Total Return Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 27.73%
	AGENCY BONDS AND NOTES — 4.69%
$ 4,000,000	Federal Home Loan Bank, Discount Note	1.73%	10/20/04	$3,996,348
2,824,201	Freddie Mac	6.25	07/15/32	3,185,024

				7,181,372

	MORTGAGE-BACKED SECURITIES — 10.90%
136,379	Federal National Mortgage Association Pool # 190319	6.50	02/01/32	143,150
116,766	Pool # 252212	6.50	01/01/29	122,787
102,361	Pool # 254406	6.50	08/01/32	107,445
57,456	Pool # 502922	6.50	07/01/29	60,381
11,895	Pool # 509676	6.50	08/01/29	12,500
64,094	Pool # 535506	6.50	08/01/30	67,357
48,079	Pool # 535911	6.50	05/01/31	50,466
193,060	Pool # 535923	6.50	05/01/31	202,645
82,638	Pool # 535933	6.50	05/01/31	86,741
47,144	Pool # 545264	6.50	09/01/31	49,485
21,228	Pool # 545697	6.50	06/01/32	22,282
32,254	Pool # 545699	6.50	06/01/32	33,856
222,543	Pool # 545759	6.50	07/01/32	233,596
13,069	Pool # 547757	6.50	11/01/30	13,718
18,014	Pool # 556702	6.50	11/01/30	18,908
193,275	Pool # 559894	6.50	04/01/31	202,871
40,751	Pool # 562567	6.50	02/01/31	42,774
11,059	Pool # 581332	6.50	05/01/31	11,608
36,281	Pool # 583053	6.50	05/01/31	38,082
9,381	Pool # 591237	6.50	08/01/31	9,847
68,774	Pool # 662505	6.50	10/01/32	72,190
2,797,319	Pool # 702861	5.00	04/01/18	2,847,947
2,814,001	Pool # 746247	4.50	10/01/33	2,716,939
3,559,239	Federal National Mortgage Association ARM Pool # 728826	4.11	07/01/33	3,600,254
4,220,445	Government National Mortgage Association Pool # 3414	5.00	07/20/33	4,200,750
8,088	Pool # 356873	6.50	05/15/23	8,540
51,796	Pool # 479087	8.00	01/15/30	56,530
483,158	Pool # 479088	8.00	01/15/30	527,314
392,875	Government National Mortgage Association ARM Pool # 80185	3.38	04/20/28	401,023
239,514	Pool # 80205	3.38	06/20/28	242,461
459,771	Pool # 80311	3.50	08/20/29	465,323

				16,669,770

Principal Amount		Rate	Maturity Date	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
	U.S. GOVERNMENT SECURITIES — 12.14%
	U.S. Treasury Inflation Indexed Note
$ 4,619,760		3.88%	01/15/09	$5,200,649
1,171,080		3.63	04/15/28	1,485,899
	U.S. Treasury Principal Only STRIPS
9,130,000		—	05/15/17	5,017,117
14,736,882		—	02/15/20	6,866,768

				18,570,433

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $41,121,223)			42,421,575

Shares
SHORT-TERM INVESTMENTS — 9.62%
7,361,478	@Dreyfus Government Cash Management Fund			7,361,478
7,361,477	@Fidelity U.S. Treasury II Fund			7,361,477

TOTAL SHORT-TERM INVESTMENTS (Cost $14,722,955)		14,722,955

TOTAL INVESTMENTS (Cost $146,618,164)	100.31%	$153,483,537
OTHER ASSETS & LIABILITIES (NET)	(0.31)	(479,821)

TOTAL NET ASSETS	100.00%	$153,003,716

*	Variable Rate Security—The rate disclosed is as of September 30, 2004.

plc—public limited company

MTN—Medium	Term Note
Multi-Coupon	Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.
Discount	Note—The rate reported is the discount rate at time of purchase.
ARM—Adjustable	Rate Mortgage
STRIPS—Separately	Traded Registered Interest and Principal Securities
@	Registered Investment Company

See Notes to Financial Statements.

16

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Total Return Bond Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Market Value
Corporate Bonds	30.40%	$46,514,838
U.S. Government and Agency Obligations	27.73	42,421,575
Commercial Mortgage-Backed Securities	24.27	37,135,608
Registered Investment Companies	9.62	14,722,955
Tax-Exempt Securities	2.74	4,196,750
Asset Backed Security	2.36	3,614,787
Collateralized Mortgage Obligation	1.90	2,902,649
Foreign Government Obligation	1.29	1,974,375

Total Investments	100.31%	$153,483,537
Other Assets and Liabilities (Net)	(0.31)	(479,821)

Net Assets	100.00%	$153,003,716

See Notes to Financial Statements.

17

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Income Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
ASSET BACKED SECURITY — 1.26%
$1,353,064	California Infrastructure PG&E, 1997-1 A8 (Cost $1,493,093)	6.48%	12/26/09	$1,465,728

COMMERCIAL MORTAGE-BACKED SECURITIES — 18.71%
589,958	*Asset Securitization Corp., 1997-D4 A4	7.75	04/14/29	683,661
1,491,201	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	1,530,812
1,780,000	CS First Boston Mortgage Securities Corp., 2001-CK3 A2	6.04	06/15/34	1,851,153
1,781,813	DLJ Commercial Morgage Corp., 2000-CF1 A1A	7.45	06/10/33	1,883,373
2,000,000	‡DLJ Mortgage Acceptance Corp., 1996-CF2 A3	7.38	11/12/21	2,133,135
1,781,000	*GMAC Commercial Mortgage, 1999-C1 D	7.07	05/15/33	1,981,531
1,053,934	*Merrill Lynch Mortgage Investors, Inc., 1995-C2 C	7.44	06/15/21	1,091,206
1,076,914	Morgan Stanley Dean Witter Capital I, 2000-LIFE A1	7.42	11/15/36	1,168,513
173,845	2003-TOP9 A2	4.74	11/13/36	175,966
2,050,704	Mortgage Capital Funding, Inc., 1997-MC2 D	7.12	11/20/27	2,231,049
114,763	1998-MC1 A1	6.42	03/18/30	115,848
621,376	1998-MC1 C	6.95	03/18/30	682,437
2,123,497	Nomura Asset Securities Corp., 1995-MD3 A1B	8.15	04/04/27	2,160,746
425,887	*Nomura Asset Securities Corp., 1998-D6 A4	7.62	03/15/30	503,821
2,232,811	Salomon Brothers Mortgage Securities VII, 2001-C2 A2	6.17	02/13/10	2,413,784
964,217	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	1,067,996

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,540,673)			21,675,031

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — 28.48%
$1,250,000	Anheuser-Busch Co., Inc.	4.70%	04/15/12	$1,279,878
516,650	Bank One Corp.	7.88	08/01/10	609,647
1,900,000	Bottling Group llc	2.45	10/16/06	1,879,820
1,484,490	British Telecommunications plc	8.88	12/15/30	1,950,180
600,000	Caterpillar Financial Services Corp. MTN	3.00	02/15/07	596,698
	CIT Group, Inc.
223,416		7.38	04/02/07	245,016
740,000		2.88	09/29/06	735,992
1,688,159	Countrywide Home Loans, Inc. MTN	4.25	12/19/07	1,719,447
1,100,000	Credit Suisse First Boston (USA), Inc.	3.88	01/15/09	1,099,248
1,743,814	DaimlerChrysler NA Holding Corp.	6.40	05/15/06	1,834,954
308,593	Deutsche Telekom International Finance, Multi-Coupon Bond	8.50	06/15/10	369,876
750,000	Ford Motor Co.	7.45	07/16/31	735,000
825,000	Ford Motor Credit Co.	6.88	02/01/06	863,298
844,792	General Electric Capital Corp. MTN	6.00	06/15/12	928,130
1,171,558	General Motors Acceptance Corp.	8.00	11/01/31	1,212,552
1,221,000	Goldman Sachs Group, Inc.	6.13	02/15/33	1,226,405
1,209,078	Household Finance Corp.	8.00	07/15/10	1,429,105
380,000	International Lease Finance Corp.	4.50	05/01/08	392,409
1,388,346	JP Morgan Chase & Co.	5.75	01/02/13	1,478,275
1,100,000	*Lehman Brothers Holdings	1.75	04/20/07	1,099,986
1,760,000	‡MBIA Global Funding, llc	2.88	11/30/06	1,748,780
1,500,000	Merrill Lynch & Co. MTN	5.00	02/03/14	1,502,114
1,200,000	Metlife, Inc.	5.00	11/24/13	1,207,056
1,200,000	Morgan Stanley	4.75	04/01/14	1,161,691
1,175,000	Nisource Finance Corp.	7.88	11/15/10	1,388,542
4,851,000	Resolution Funding Corp., Principal Only STRIPS	—	07/15/20	2,138,462
1,375,000	Southwest Airlines Co.	5.50	11/01/06	1,421,756
683,641	Weyerhaeuser Co.	6.88	12/15/33	741,554

	TOTAL CORPORATE BONDS (Cost $32,054,536)			32,995,871

See Notes to Financial Statements.

18

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS — 0.82%
	United Mexican States
$ 300,000		10.38%	02/17/09	$369,000
545,000		6.63	03/03/15	577,700

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $900,137)			946,700

TAX-EXEMPT SECURITIES — 2.13%
530,000	California State, Economic Recovery Series A	5.25	07/01/14	602,213
1,640,000	Michigan State Trunk Line, Series A	5.25	11/01/14	1,869,600

	TOTAL TAX-EXEMPT SECURITIES (Cost $2,440,898)			2,471,813

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 43.39%
	AGENCY BONDS AND NOTES — 6.37%
2,600,000	Fannie Mae	3.25	02/15/09	2,561,002
3,000,000	Fannie Mae, Zero Coupon	6.19	10/09/19	1,303,020
3,115,799	Freddie Mac	6.25	07/15/32	3,513,877

				7,377,899

	MORTGAGE-BACKED SECURITIES — 34.73%
22,241	Federal Home Loan Mortgage Corporation Pool # C74339	5.00	12/01/32	22,112
3,573,899	Pool # E96460	5.00	05/01/18	3,637,466
1,023,062	Pool # M80779	5.00	11/01/09	1,045,776
3,479,896	Pool # M80812	4.50	04/01/10	3,528,041
22,134	Federal National Mortgage Association Pool # 190319	6.50	02/01/32	23,233
435,096	Pool # 251502	6.50	02/01/13	461,337
18,951	Pool # 252212	6.50	01/01/29	19,928
195,120	Pool # 252806	7.50	10/01/29	209,204
16,613	Pool # 254406	6.50	08/01/32	17,438
301,752	Pool # 443194	5.50	10/01/28	307,787
7,998	Pool # 450846	5.50	12/01/28	8,157
495,948	Pool # 452035	5.50	11/01/28	505,867
3,490	Pool # 454758	5.50	12/01/28	3,560
9,313	Pool # 485994	5.50	01/01/29	9,498
9,325	Pool # 502922	6.50	07/01/29	9,800
1,930	Pool # 509676	6.50	08/01/29	2,029
10,402	Pool # 535506	6.50	08/01/30	10,932
7,803	Pool # 535911	6.50	05/01/31	8,190
31,333	Pool # 535923	6.50	05/01/31	32,889
13,412	Pool # 535933	6.50	05/01/31	14,078
7,651	Pool # 545264	6.50%	09/01/31	8,031
36,118	Pool # 545759	6.50	07/01/32	37,912
2,121	Pool # 547757	6.50	11/01/30	2,226

Principal Amount		Rate	Maturity Date	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
	MORTGAGE-BACKED SECURITIES — (continued)
$ 2,924	Pool # 556702	6.50	11/01/30	$3,069
31,368	Pool # 559894	6.50	04/01/31	32,925
796,213	Pool # 561435	5.50	11/01/29	812,137
6,614	Pool # 562567	6.50	02/01/31	6,942
421,041	Pool # 578543	5.50	04/01/31	428,274
5,888	Pool # 583053	6.50	05/01/31	6,181
117,186	Pool # 627259	5.50	02/01/32	119,075
1,565,882	Pool # 632551	5.50	02/01/32	1,591,122
673,377	Pool # 632576	5.50	02/01/32	684,941
769,618	Pool # 645136	6.50	06/01/32	807,843
1,044,058	Pool # 650173	5.00	11/01/32	1,037,179
11,162	Pool # 662505	6.50	10/01/32	11,716
4,565,491	Pool # 675859	6.00	01/01/33	4,730,948
294,500	Pool # 689251	5.00	02/01/33	292,154
356,815	Pool # 689256	5.00	02/01/33	353,973
2,452,690	Pool # 704440	5.00	05/01/18	2,497,081
111,988	Pool # 710585	5.50	05/01/33	113,716
2,309,513	Pool # 777206	4.00	05/01/19	2,253,642
220,086	Pool # C74469	5.00	12/01/32	218,804
42,199	Pool # C74676	5.00	12/01/32	41,953
2,456,848	Federal National Mortgage Association ARM Pool # 786423	4.63	07/01/34	2,498,482
98,019	Government National Mortgage Association Pool # 434772	9.00	06/15/30	108,539
145,822	Pool # 471660	7.50	03/15/28	157,232
252,723	Pool # 472028	6.50	05/15/28	267,444
203,723	Pool # 475847	6.50	06/15/28	215,590
8,406	Pool # 479087	8.00	01/15/30	9,175
78,415	Pool # 479088	8.00	01/15/30	85,582
218,070	Pool # 503711	7.00	05/15/29	232,769
88,655	Pool # 525556	8.00	01/15/30	96,788
31,622	Pool # 525945	9.00	07/15/30	35,015
952,435	Pool # 575441	6.50	12/15/31	1,006,062
1,801,970	Pool # 598127	5.50	03/15/18	1,879,782
2,471,516	Pool # 607668	5.50	02/15/18	2,578,241
1,195,128	Pool # 615639	4.50	09/15/33	1,160,689
306,254	Pool # 780086	8.50	11/15/17	338,546
944,931	Pool # 780548	8.50	12/15/17	1,044,566
805,572	Pool # 780865	9.50	11/15/17	910,983
357,905	Pool # 781036	8.00	10/15/17	391,346
557,096	Pool # 781084	9.00	12/15/17	625,462
63,763	Government National Mortgage Association ARM Pool # 80185	3.38	04/20/28	65,085
318,373	Pool # 80205	3.38	06/20/28	322,290
241,183	Pool # 80311	3.50	08/20/29	244,095

				40,242,929

See Notes to Financial Statements.

19

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
	U.S. GOVERNMENT SECURITIES — 2.29%
$ 477,299	U.S. Treasury Inflationary Index Note	2.38%	01/15/25	$497,230
775,000	U.S. Treasury Note	4.00	02/15/14	769,006
2,968,118	U.S. Treasury Principal Only STRIPS	—	02/15/20	1,383,018

				2,649,254

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $49,459,855)			50,270,082

Shares
SHORT-TERM INVESTMENTS — 4.76%
2,756,490	@Dreyfus Government Cash Management Fund			2,756,490
2,756,490	@Fidelity U.S. Treasury II Fund			2,756,490

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,512,980)			5,512,980

TOTAL INVESTMENTS (Cost $113,402,172)	99.55%	$115,338,205
OTHER ASSETS & LIABILITIES (NET)	0.45	516,827

TOTAL NET ASSETS	100.00%	$115,855,032

*	Variable Rate Security—The rate disclosed is as of September 30, 2004.
‡	Security exempt from registration under rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $3,881,915 or 3.35% of net assets.

llc—limited liability company

plc—public limited company

MTN—Medium Term Note

Multi-Coupon	Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.
STRIPS—Separately	Traded Registered Interest and Principal Securities
Zero	Coupon Bond—Rate disclosed is the effective yield at the time of purchase.

ARM—Adjustable Rate Mortgage

@	Registered Investment Company

See Notes to Financial Statements.

20

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

Income Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Market Value
U.S. Government and Agency Obligations	43.39%	$50,270,082
Corporate Bonds	28.48	32,995,871
Commercial Mortgage-Backed Securities	18.71	21,675,031
Registered Investment Companies	4.76	5,512,980
Tax-Exempt Securities	2.13	2,471,813
Asset Backed Security	1.26	1,465,728
Foreign Government Obligations	0.82	946,700

Total Investments	99.55%	$115,338,205
Other Assets and Liabilities (Net)	0.45	516,827

Net Assets	100.00%	$115,855,032

See Notes to Financial Statements.

21

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

High Yield Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — 89.67%
	ADVANCED MATERIALS/PRODUCTS — 1.22%
$ 2,215,000	Hexcel Corp.	9.75%	01/15/09	$2,325,750

	ADVERTISING PERIODICALS — 1.24%
976,000	Dex Media West llc/ Dex Media Finance Co., Series B	9.88	08/15/13	1,146,800
1,000,000	‡RH Donnelley Finance Corp.	10.88	12/15/12	1,212,500

				2,359,300

	AGRICULTURAL CHEMICALS — 2.74%
2,500,000	IMC Global, Inc., Series B	11.25	06/01/11	2,950,000
2,000,000	Terra Capital, Inc.	11.50	06/01/10	2,260,000

				5,210,000

	AUTO – TRUCK PARTS & EQUIPMENT — 3.58%
2,500,000	‡Collins & Aikman Products Co.	12.88	08/15/12	2,306,250
2,000,000	Dana Corp.	9.00	08/15/11	2,415,000
2,000,000	Visteon Corp.	8.25	08/01/10	2,105,000

				6,826,250

	CABLE TV — 1.92%
2,000,000	Charter Communications Holdings llc/ Charter Communications Holdings Capital Corp.	8.63	04/01/09	1,555,000
2,000,000	CSC Holdings, Inc., Series B	7.63	04/01/11	2,107,500

				3,662,500

	CASINO HOTELS — 11.73%
2,000,000	Ameristar Casinos, Inc.	10.75	02/15/09	2,270,000
1,000,000	‡Aztar Corp.	7.88	06/15/14	1,060,000
1,000,000	Boyd Gaming Corp.	8.75	04/15/12	1,115,000
	Caesars Entertainment, Inc.
1,000,000		9.38	02/15/07	1,115,000
2,000,000		8.88	09/15/08	2,280,000
500,000	‡Herbst Gaming, Inc.,	8.13	06/01/12	512,500
1,680,000	Kerzner International Ltd.	8.88	08/15/11	1,841,700
2,000,000	MGM Mirage, Inc.	8.50	09/15/10	2,272,500
2,000,000	Penn National Gaming, Inc.	8.88	03/15/10	2,192,500
1,000,000	Penn National Gaming, Inc., Series B	11.13	03/01/08	1,080,000

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	CASINO HOTELS — (continued)
$ 3,000,000	Pinnacle Entertainment, Inc., Series B	9.25%	02/15/07	$3,075,000
1,000,000	Resorts International Hotel and Casino, Inc.	11.50	03/15/09	1,150,000
2,250,000	River Rock Entertainment Authority	9.75	11/01/11	2,368,125

				22,332,325

	CELLULAR TELECOM — 1.09%
1,000,000	Centennial Cellular Operating Co./ Centennial Communications Corp.	10.13	06/15/13	1,052,500
1,000,000	Western Wireless Corp.	9.25	07/15/13	1,020,000

				2,072,500

	CHEMICALS – DIVERSIFIED — 2.95%
2,000,000	Equistar Chemicals L.P./Equistar Funding Corp.	10.63	05/01/11	2,280,000
	Lyondell Chemical Co.
1,000,000		10.50	06/01/13	1,155,000
2,000,000		9.50	12/15/08	2,182,500

				5,617,500

	CHEMICALS – PLASTICS — 1.11%
	PolyOne Corp.
1,000,000		10.63	05/15/10	1,095,000
1,000,000		8.88	05/01/12	1,020,000

				2,115,000

	CHEMICALS – SPECIALTY — 0.83%
1,500,000	‡Crompton Corp.	9.88	08/01/12	1,575,000

	COAL — 1.10%
2,000,000	Massey Energy Co.	6.95	03/01/07	2,100,000

	COMMERCIAL SERVICES — 1.14%
2,000,000	Iron Mountain, Inc.	8.63	04/01/13	2,170,000

	COMPUTER SERVICES — 0.54%
1,000,000	Unisys Corp.	7.88	04/01/08	1,027,500

	CONSUMER PRODUCTS — 1.14%
2,000,000	Armkel llc/Armkel Finance	9.50	08/15/09	2,180,000

See Notes to Financial Statements.

22

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	CONTAINERS – METAL/GLASS — 6.40%
$ 2,500,000	Ball Corp.	6.88%	12/15/12	$2,662,500
3,000,000	Crown European Holdings S.A.	10.88	03/01/13	3,487,500
4,000,000	Owens-Illinois, Inc.	7.50	05/15/10	4,090,000
1,000,000	US Can Corp.	10.88	07/15/10	1,027,500
1,000,000	US Can Corp., Series B	12.38	10/01/10	920,000

				12,187,500

	CONTAINERS – PAPER/PLASTIC — 1.41%
1,000,000	‡Intertape Polymer US, Inc.	8.50	08/01/14	1,010,000
2,000,000	Radnor Holdings, Inc.	11.00	03/15/10	1,680,000

				2,690,000

	DISTRIBUTION/WHOLESALE — 1.04%
2,000,000	Nebraska Book Co., Inc.	8.63	03/15/12	1,990,000

	ELECTRIC – GENERATION — 1.76%
3,000,000	AES Corp.	9.50	06/01/09	3,352,500

	ELECTRIC – INTEGRATED — 3.60%
3,000,000	CMS Energy Corp.	9.88	10/15/07	3,333,750
3,305,000	PSEG Energy Holdings llc	7.75	04/16/07	3,528,087

				6,861,837

	ELECTRONIC COMPONENTS – SEMICONDUCTORS — 0.56%
1,000,000	Fairchild Semiconductor International, Inc.	10.50	02/01/09	1,070,000

	FOOD – MISCELLANEOUS/DIVERSIFIED — 1.16%
2,000,000	Del Monte Corp., Series B	9.25	05/15/11	2,200,000

	FORESTRY — 1.59%
2,950,000	Tembec Industries, Inc.	8.63	06/30/09	3,023,750

	FUNERAL SERVICES & RELATED ITEMS — 1.13%
2,000,000	Service Corp. International	7.70	04/15/09	2,155,000

	GAS – DISTRIBUTION — 1.13%
2,000,000	SEMCO Energy, Inc.	7.75	05/15/13	2,155,000

	HOME FURNISHINGS — 0.53%
1,000,000	‡Sealy Mattress Co.	8.25	06/15/14	1,010,000

	LIFE/HEALTH INSURANCE — 1.09%
2,000,000	‡Americo Life, Inc.	7.88	05/01/13	2,082,614

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	MACHINE TOOLS & RELATED PRODUCTS — 0.64%
$ 1,250,000	Thermadyne Holdings Corp.	9.25%	02/01/14	$1,215,625

	MACHINERY – FARM — 1.13%
2,000,000	AGCO Corp.	9.50	05/01/08	2,160,000

	MEDICAL – HOSPITALS — 0.55%
1,000,000	‡IASIS Healthcare llc/ IASIS Capital Corp.	8.75	06/15/14	1,047,500

	MEDICAL PRODUCTS & SERVICES — 0.52%
1,000,000	‡Encore Medical IHC, Inc., When-Issued	9.75	10/01/12	987,500

	METAL – ALUMINUM — 2.37%
10,033,000	‡Ormet Corp., In Default	11.00	08/15/08	4,514,850

	METALS – PROCESSORS & FABRICATORS — 0.82%
500,000	‡Mueller Group, Inc.	10.00	05/01/12	540,000
1,000,000	‡Transportation Technologies Industries, Inc.	12.50	03/31/10	1,026,250

				1,566,250

	MISCELLANEOUS MANUFACTURING — 1.44%
2,000,000	IPC Acquisition Corp.	11.50	12/15/09	2,200,000
500,000	Reddy Ice Group, Inc.	8.88	08/01/11	538,750

				2,738,750

	MULTI-LINE INSURANCE — 1.11%
2,128,000	Allmerica Financial Corp.	7.63	10/15/25	2,117,360

	MUSIC — 0.87%
1,600,000	‡Warner Music Group	7.38	04/15/14	1,656,000

	NON-HAZARDOUS WASTE DISPOSAL — 0.87%
1,565,000	Allied Waste North America, Series B	10.00	08/01/09	1,647,163

	OFFICE AUTOMATION & EQUIPMENT — 0.85%
1,500,000	Xerox Corp.	7.63	06/15/13	1,620,000

	OIL - EXPLORATION & PRODUCTION — 0.85%
1,500,000	Baytex Energy Ltd.	9.63	07/15/10	1,612,500

	OIL - REFINING & MARKETING — 1.85%
3,000,000	Premcor Refining Group, Inc.	9.50	02/01/13	3,532,500

	PAPER & RELATED PRODUCTS — 3.42%
2,500,000	Caraustar Industries, Inc.	9.88	04/01/11	2,675,000

See Notes to Financial Statements.

23

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	PAPER & RELATED PRODUCTS — (continued)
$ 1,500,000	Norske Skog Canada, Series D	8.63%	06/15/11	$1,627,500
2,000,000	Stone Container Corp.	9.75	02/01/11	2,215,000

				6,517,500

	PHYSICIANS PRACTICE MANAGEMENT — 0.81%
1,000,000	Ameripath, Inc.	10.50	04/01/13	1,020,000
500,000	‡US Oncology, Inc.	9.00	08/15/12	517,500

				1,537,500

	REAL ESTATE INVESTMENT TRUST — 0.59%
1,000,000	La Quinta Properties, Inc.	8.88	03/15/11	1,120,000

	RENTAL AUTO/EQUIPMENT — 0.98%
2,000,000	United Rentals North America, Inc.	7.75	11/15/13	1,875,000

	RETAIL – ARTS & CRAFTS — 1.14%
2,000,000	Michaels Stores, Inc.	9.25	07/01/09	2,170,000

	RETAIL – DISCOUNT — 0.53%
1,000,000	ShopKo Stores, Inc.	9.25	03/15/22	1,015,000

	RETAIL – DRUG STORE — 0.52%
1,000,000	‡Jean Coutu Group, Inc.	8.50	08/01/14	992,500

	RETAIL – MAJOR DEPARTMENT STORE — 0.89%
1,000,000	JC Penny Co., Inc.	8.00	03/01/10	1,138,750
500,000	Saks, Inc.	8.25	11/15/08	550,000

				1,688,750

	SATELLITE TELECOM — 0.79%
1,000,000	‡Inmarsat Finance plc	7.63	06/30/12	992,500
500,000	‡PanAmSat Corp.	9.00	08/15/14	520,000

				1,512,500

	SEISMIC DATA COLLECTION — 1.67%
3,000,000	Compagnie Generale de Geophysique S.A.	10.63	11/15/07	3,177,000

	SOAP & CLEANING PREPARATION — 1.18%
2,000,000	Johnsondiversey, Inc., Series B	9.63	05/15/12	2,240,000

	STEEL – PRODUCERS — 2.09%
2,500,000	AK Steel Corp.	7.75	06/15/12	2,443,750
1,298,000	United States Steel llc	10.75	08/01/08	1,531,640

				3,975,390

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	TELEPHONE – INTEGRATED — 4.67%
$ 500,000	Cincinnati Bell Telephone Co. MTN	6.33%	12/30/05	$497,500
3,000,000	Cincinnati Bell, Inc.	8.38	01/15/14	2,737,500
1,000,000	Eircom Funding	8.25	08/15/13	1,095,000
1,000,000	Madison River Capital llc/Madison River Financial Corp.	13.25	03/01/10	1,060,000
3,000,000	‡Qwest Services Corp.	13.50	12/15/10	3,502,500

				8,892,500

	TRANSPORTATION – MARINE — 1.78%
3,000,000	Overseas Shipholding Group	8.75	12/01/13	3,390,000

	TRANSPORTATION – RAIL — 1.01%
1,750,000	Kansas City Southern Railway	9.50	10/01/08	1,916,250

	TOTAL CORPORATE BONDS (Cost $167,670,212)			170,787,714

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 8.45%
16,100,000	Federal Home Loan Bank, Discount Note (Cost $16,099,329)	1.50	10/01/04	16,099,329

Shares
WARRANTS — 0.00%
8,500	†Mikohn Gaming Corp., Expires 08/15/08 (Cost $17,500)			3,400

TOTAL INVESTMENTS (Cost $183,787,041)	98.12%	$186,890,443
OTHER ASSETS & LIABILITIES (NET)	1.88	3,585,510

NET ASSETS	100.00%	$190,475,953

llc—Limited Liability Company

‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $27,065,964 or 14.21% of net assets.

L.P.—Limited Partnership

In Default—Security in default on interest payments.

When-Issued—Security purchased prior to its date of issuance.

plc—public limited company

MTN—Medium Term Note

Discount	Note—The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.
†	Non-income producing security

See Notes to Financial Statements.

24

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

High Yield Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Value
Services	19.16%	$36,488,288
Basic Materials	19.01	36,215,240
Industrials	13.29	25,307,625
Consumer Discretionary	10.97	20,896,000
U.S. Government and Agency Obligations	8.45	16,099,329
Technology	7.11	13,547,500
Utilities	6.49	12,369,337
Consumer Staples	3.48	6,620,000
Financials	2.79	5,319,974
Transportation	2.79	5,306,250
Energy	2.70	5,145,000
Health Care	1.88	3,572,500
Warrants	—	3,400

Total Investments	98.12%	$186,890,443
Other Assets & Liabilities (Net)	1.88	3,585,510

Net Assets	100.00%	$190,475,953

See Notes to Financial Statements.

25

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

	Money Fund	Value and Restructuring Fund	Equity Fund	Optimum Growth Fund
ASSETS:
Investments, at cost — see accompanying portfolios	$1,673,711,971	$2,738,399,706	$55,101,426	$30,789,894

Investments, at value (excluding Repurchase Agreements) (Note 1)	$1,618,711,971	$3,584,624,180	$60,385,983	$34,722,322
Repurchase Agreements, at value (Note 1)	55,000,000	50,502,000	2,201,000	344,000
Cash	—	242,702	228	107
Dividends receivable	—	4,941,131	57,616	14,433
Interest receivable	590,698	4,144	83	13
Receivable for investments sold	—	—	—	—
Receivable for fund shares sold	172,978	8,268,166	—	600
Foreign withholding tax receivable	—	—	—	—

Total Assets	1,674,475,647	3,648,582,323	62,644,910	35,081,475
LIABILITIES:
Payable for investments purchased	—	22,046,233	—	—
Payable for fund shares redeemed	314,664	3,303,432	—	3,295
Payable for dividends declared	1,431,976	—	—	—
Options written, at value (premiums received: Value and Restructuring Fund — $1,631,714)	—	3,129,995	—	—
Foreign taxes payable	—	—	—	—
Investment advisory fees payable (Note 2)	4,481	1,740,300	21,562	7,519
Administration fees payable (Note 2)	213,705	439,485	7,820	4,323
Shareholder servicing fees payable (Note 2)	259,310	570,345	—	5,251
Trustees’/Directors’ fees and expenses payable (Note 2)	6,958	15,485	413	220
Due to custodian bank	—	—	—	—
Accrued expenses and other payables	236,684	755,449	5,040	7,529

Total Liabilities	2,467,778	32,000,724	34,835	28,137

NET ASSETS	$1,672,007,869	$3,616,581,599	$62,610,075	$35,053,338

NET ASSETS consist of:
Undistributed net investment income (distributions in excess of net investment income/accumulated net investment loss)	$—	$3,970,000	$68,079	$(6,215)
Accumulated net realized gain (loss) on investments, written options, and foreign currency transactions	(45,989)	(173,608,265)	(15,519,725)	(8,956,374)
Unrealized appreciation of investments, written options, and foreign currency translations	—	895,221,303	7,485,557	4,276,428
Par value (Note 5)	1,672,253	95,188	80	34
Paid in capital in excess of par value	1,670,381,605	2,890,903,373	70,576,084	39,739,465

Net Assets	$1,672,007,869	$3,616,581,599	$62,610,075	$35,053,338

Net Assets:
Institutional shares	$454,191,322	$47,760,372	$62,610,075	$30,056,779
Shares	1,217,816,547	3,568,821,227	—	4,996,559
Shares outstanding (Note 5)
Institutional shares	454,192,985	1,257,265	7,952,726	2,873,941
Shares	1,218,060,280	93,930,362	—	487,568
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Institutional shares	$1.00	$37.99	$7.87	$10.46

Shares	$1.00	$37.99	—	$10.25

See Notes to Financial Statements.

26

Mid Cap Value Fund	International Equity Fund	Total Return Bond Fund	Income Fund	High Yield Fund

$247,767,203	$27,601,605	$146,618,164	$113,402,172	$183,787,041

$298,280,634	$32,786,848	$153,483,537	$115,338,205	$186,890,443
3,420,000	146,000	—	—	—
534	—	—	—	92,831
263,285	79,477	—	—	—
128	5	1,170,190	895,324	4,015,906
—	—	—	—	4,144,375
443,662	—	—	—	385,097
—	50,976	—	—	—

302,408,243	33,063,306	154,653,727	116,233,529	195,528,652

—	—	1,067,453	—	2,743,140
3,084,365	—	360	—	1,369,538
4,397	—	501,951	319,395	771,583

—	—	—	—	—
—	54,827	—	—	—
136,924	10,510	30,356	22,140	84,347
36,577	5,357	18,817	14,507	23,621
52,123	33	7,335	228	39,405

2,101	159	666	680	1,111
—	17,446	—	—	—
41,262	9,056	23,073	21,547	19,954

3,357,749	97,388	1,650,011	378,497	5,052,699

$299,050,494	$32,965,918	$153,003,716	$115,855,032	$190,475,953

$473,576	$337,334	$(14,590)	$(86,778)	$(1,324,853)
(1,320,946)	(22,358,541)	1,621,947	127,349	(63,057,678)

53,933,431	5,281,415	6,865,373	1,936,033	3,103,402
195	49	204	164	404
245,964,238	49,705,661	144,530,782	113,878,264	251,754,678

$299,050,494	$32,965,918	$153,003,716	$115,855,032	$190,475,953

$102,369,030	$32,965,918	$153,003,716	$115,855,032	$21,542,228
196,681,464	—	—	—	168,933,725

6,667,055	4,947,743	20,369,003	16,359,498	4,564,338
12,832,952	—	—	—	35,789,341

$15.35	$6.66	$7.51	$7.08	$4.72

$15.33	—	—	—	$4.72

See Notes to Financial Statements.

27

Excelsior Funds

Statements of Operations

Six Months Ended September 30, 2004 (Unaudited)

	Money Fund	Value and Restructuring Fund	Equity Fund	Optimum Growth Fund
INVESTMENT INCOME:
Dividend income	$—	$32,147,660	$427,122	$141,214
Interest income	10,386,447	303,088	2,901	2,027
Less: Foreign taxes withheld	—	(386,046)	(2,305)	(1,700)

Total Income	10,386,447	32,064,702	427,718	141,541
EXPENSES:
Investment advisory fees (Note 2)	2,061,459	10,096,904	220,224	117,055
Shareholder servicing fees — Shares (Note 2)	1,466,202	4,088,399	—	5,303
Shareholder servicing fees — Institutional shares (Note 2)	—	—	27	12,386
Administration fees (Note 2)	1,250,281	2,551,973	51,381	27,311
Legal and audit fees	195,655	389,687	14,514	10,874
Transfer agent fees	70,052	919,765	2,491	16,972
Shareholder reports	26,224	137,551	2,924	1,976
Custodian fees	22,419	106,207	3,912	1,821
Registration and filing fees	22,257	44,744	7,906	10,406
Trustees’/Directors’ fees and expenses (Note 2)	19,550	37,109	2,144	1,118
Miscellaneous expenses	42,980	85,291	2,268	1,106

Total Expenses	5,177,079	18,457,630	307,791	206,328
Fees waived and reimbursed by:
Investment adviser (Note 2)	(1,736,972)	—	(58,499)	(52,510)
Administrator (Note 2)	(273,411)	(557,110)	(11,488)	(6,062)

Net Expenses	3,166,696	17,900,520	237,804	147,756

NET INVESTMENT INCOME (LOSS)	7,219,751	14,164,182	189,914	(6,215)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on:
Security transactions	1,698	18,108,219	1,060,616	377,293
Foreign currency transactions	—	(2,871)	—	—
Written options	—	1,519,009	—	—

Total net realized gain (loss)	1,698	19,624,357	1,060,616	377,293
Change in unrealized appreciation (depreciation) of investments, foreign currency translations, and written options during the period	—	26,464,643	(1,813,117)	(1,673,949)

Net realized and unrealized gain (loss) on investments, foreign currency transactions, and written options	1,698	46,089,000	(752,501)	(1,296,656)

Net increase (decrease) in net assets resulting from operations	$7,221,449	$60,253,182	$(562,587)	$(1,302,871)

*	Net of $8,109 foreign tax on unrealized appreciation.

See Notes to Financial Statements.

28

Mid Cap Value Fund	International Equity Fund	Total Return Bond Fund	Income Fund	High Yield Fund

$2,363,377	$546,419	$—	$—	$—
15,523	3,256	3,828,842	2,859,520	6,770,088
(33,781)	(62,847)	—	—	—

2,345,119	486,828	3,828,842	2,859,520	6,770,088

924,510	165,829	495,635	373,593	708,595
230,881	—	—	—	186,163

37,267	29	7,624	265	—
215,713	33,166	115,634	87,156	134,291
39,752	10,798	24,283	19,849	26,794
54,901	2,311	2,968	2,674	17,905
12,068	1,375	7,179	4,927	7,280
8,658	19,817	7,104	10,015	3,397
14,482	6,987	9,664	8,872	18,172
8,402	1,084	5,035	3,575	5,376
7,785	2,313	9,391	11,644	11,460

1,554,419	243,709	684,517	522,570	1,119,433

(77,547)	(88,488)	(276,682)	(215,244)	(194,162)
(47,237)	(5,562)	(25,533)	(19,160)	(29,194)

1,429,635	149,659	382,302	288,166	896,077

915,484	337,169	3,446,540	2,571,354	5,874,011

1,415,333	1,613,598	(306,424)	(125,813)	182,742
2,133	(3,706)	—	—	—
—	—	—	—	—

1,417,466	1,609,892	(306,424)	(125,813)	182,742

(9,283,688)	(2,089,347)*	(2,992,918)	(1,771,603)	138,520

(7,866,222)	(479,455)	(3,299,342)	(1,897,416)	321,262

$(6,950,738)	$(142,286)	$147,198	$673,938	$6,195,273

See Notes to Financial Statements.

29

Excelsior Funds

Statements of Changes in Net Assets

	Money Fund	Value and Restructuring Fund	Equity Fund
Six Months Ended September 30, 2004 (Unaudited)
Net investment income (loss)	$7,219,751	$14,164,182	$189,914
Net realized gain (loss) on security transactions and foreign currency transactions	1,698	18,105,348	1,060,616
Net realized gain on written options	—	1,519,009	—
Change in unrealized appreciation (depreciation) of investments, foreign currency translations, and written options during the period	—	26,464,643	(1,813,117)

Net increase (decrease) in net assets resulting from operations	7,221,449	60,253,182	(562,587)
Distributions to shareholders:
From net investment income
Institutional shares	(2,502,481)	(262,357)	(197,875)
Shares	(4,717,270)	(16,781,844)	—

Total distributions to shareholders	(7,219,751)	(17,044,201)	(197,875)

Increase (decrease) in net assets from fund share transactions (Note 5)
Institutional shares	(15,998,032)	8,610,786	(9,896,723)
Shares	76,253,008	281,668,030	—

Total from fund share transactions	60,254,976	290,278,816	(9,896,723)

Net increase (decrease) in net assets	60,256,674	333,487,797	(10,657,185)
NET ASSETS:
Beginning of period	1,611,751,195	3,283,093,802	73,267,260

End of period (1)	$1,672,007,869	$3,616,581,599	$62,610,075

(1) Including undistributed net investment income (distribution in excess of net investment income/accumulated net investment loss)	—	$3,970,000	$68,079

Year Ended March 31, 2004
Net investment income (loss)	$14,865,550	$18,590,937	$420,451
Net realized gain (loss) on security transactions and foreign currency transactions	(23,975)	26,130,547	(2,888,080)
Net realized (loss) on written options	—	(1,694,222)	—
Change in unrealized appreciation (depreciation) of investments, foreign currency translations, and written options during the year	—	978,738,539	22,668,609

Net increase in net assets resulting from operations	14,841,575	1,021,765,801	20,200,980
Distributions to shareholders:
From net investment income
Institutional shares	(4,902,755)	(230,193)	(476,278)
Shares	(9,962,795)	(16,015,057)	—
From net realized gains
Institutional shares	—	—	—
Shares	—	—	—
From tax return of capital
Institutional shares	—	—	—
Shares	—	—	—

Total distributions to shareholders	(14,865,550)	(16,245,250)	(476,278)

Increase (decrease) in net assets from fund share transactions (Note 5)
Net proceeds from shares sold
Institutional shares	(77,930,018)	27,115,289	(12,665,525)
Shares	(646,272,448)	691,737,456	—

Total from fund share transactions	(724,202,466)	718,852,745	(12,665,525)

Net increase (decrease) in net assets	(724,226,441)	1,724,373,296	7,059,177
NET ASSETS:
Beginning of year	2,335,977,636	1,558,720,506	66,208,083

End of year (2)	$1,611,751,195	$3,283,093,802	$73,267,260

(2) Including undistributed net investment income (distribution in excess of net investment income).	—	$6,850,019	$76,040

See Notes to Financial Statements.

30

Optimum Growth Fund	Mid Cap Value Fund	International Equity Fund	Total Return Bond Fund	Income Fund	High Yield Fund

$(6,215)	$915,484	$337,169	$3,446,540	$2,571,354	$5,874,011

377,293	1,417,466	1,609,892	(306,424)	(125,813)	182,742
—	—	—	—	—	—

(1,673,949)	(9,283,688)	(2,089,347)	(2,992,918)	(1,771,603)	138,520

(1,302,871)	(6,950,738)	(142,286)	147,198	673,938	6,195,273

—	(293,547)	(65,782)	(3,461,130)	(2,658,132)	(717,716)
—	(338,673)	—	—	—	(4,859,554)

—	(632,220)	(65,782)	(3,461,130)	(2,658,132)	(5,577,270)

(1,095,752)	4,390,110	(2,424,169)	(4,374,516)	1,796,117	(1,151,438)
102,731	14,794,260	—	—	—	16,892,641

(993,021)	19,184,370	(2,424,169)	(4,374,516)	1,796,117	15,741,203

(2,295,892)	11,601,412	(2,632,237)	(7,688,448)	(188,077)	16,359,206

37,349,230	287,449,082	35,598,155	160,692,164	116,043,109	174,116,747

$35,053,338	$299,050,494	$32,965,918	$153,003,716	$115,855,032	$190,475,953

$(6,215)	$473,576	$337,334	$(14,590)	$(86,778)	$(1,324,853)

$(86,090)	$637,981	$479,286	$8,723,613	$5,660,377	$14,179,264
4,630,950	3,623,320	1,459,695	6,258,133	970,223	(26,899,527)
—	—	—	—	—	—

4,965,379	74,173,832	16,169,741	(3,766,022)	231,309	57,311,938

9,510,239	78,435,133	18,108,722	11,215,724	6,861,909	44,591,675

(16,211)	(226,937)	(478,646)	(8,824,881)	(5,960,426)	(1,882,202)
—	(306,909)	—	—	—	(8,984,610)

—	—	—	(5,161,373)	(1,148,222)	—
—	—	—	—	—	—

—	—	—	—	—	(510,855)
—	—	—	—	—	(2,649,803)

(16,211)	(533,846)	(478,646)	(13,986,254)	(7,108,648)	(14,027,470)

(2,974,033)	31,858,348	(11,055,877)	(108,072,548)	11,074,869	(20,356,959)
(1,079,885)	51,526,480	—	—	—	(4,682,644)

(4,053,918)	83,384,828	(11,055,877)	(108,072,548)	11,074,869	(25,039,603)

5,440,110	161,286,115	6,574,199	(110,843,078)	10,828,130	5,524,602

31,909,120	126,162,967	29,023,956	271,535,242	105,214,979	168,592,145

$37,349,230	$287,449,082	$35,598,155	$160,692,164	$116,043,109	$174,116,747

—	$190,312	$65,947	—	—	$(1,621,594)

See Notes to Financial Statements.

31

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments
MONEY FUND — (12/16/99*)
Institutional shares:
Six Months Ended September 30, 2004 (Unaudited)	$1.00	$0.01		—	(7)	$0.01	$(0.01)	—
Year Ended March 31,
2004	1.00	0.01		—		0.01	(0.01)	—
2003	1.00	0.01		—	(7)	0.01	(0.01)	—
2002	1.00	0.03		—	(7)	0.03	(0.03)	—
2001	1.00	0.06		—		0.06	(0.06)	—
2000	1.00	0.02		—		0.02	(0.02)	—
VALUE AND RESTRUCTURING FUND — (9/30/02*)
Institutional shares:
Six Months Ended September 30, 2004 (Unaudited)	$37.56	$0.20	(4)	$0.46	(4)	$0.66	$(0.23)	—
Year Ended March 31, 2004	23.65	0.32	(4)	13.89	(4)	14.21	(0.30)	—
Period Ended March 31, 2003	22.92	0.22		0.59		0.81	(0.08)	—
EQUITY FUND — (1/16/95*)
Six Months Ended September 30, 2004 (Unaudited)	$7.96	$0.02		$(0.09)		$(0.07)	$(0.02)	—
Year Ended March 31,
2004	6.04	0.05		1.92		1.97	(0.05)	—
2003	7.68	0.05		(1.63)		(1.58)	(0.05)	$(0.01)
2002	8.74	0.04		(0.41)		(0.37)	(0.03)	(0.66)
2001	17.48	0.02		(4.30)		(4.28)	(0.02)	(4.44)
2000	14.96	0.02		3.73		3.75	(0.03)	(1.20)
OPTIMUM GROWTH FUND — (6/1/96*)
Institutional shares:
Six Months Ended September 30, 2004 (Unaudited)	$10.84	$—	(4)(7)	$(0.38	)(4)	$(0.38)	—	—
Year Ended March 31,
2004	8.31	(0.02	)(4)	2.56	(4)	2.54	$(0.01)	—
2003	11.95	0.01	(4)	(3.65	)(4)	(3.64)	— (7)	—
2002	13.11	(0.01	)(4)	(1.15	)(4)	(1.16)	—	—
2001	30.83	(0.06)		(12.21)		(12.27)	—	$(5.45)
2000	27.55	(0.05)		7.21		7.16	—	(3.88)

* Commencement of Operations.

(1)	Not Annualized
(2)	Annualized
(3)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(4)	For comparative purposes per share amounts are based on average shares outstanding.
(5)	Amount represents less than $1,000.
(6)	The information presented reflects the impact of the low level of assets at the beginning of the period and throughout the period ended March 31, 2003. Percentage amounts to less than 0.005%.
(7)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

32

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)		Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (3)		Ratio of Net Investment (Loss) Income to Average Net Assets		Portfolio Turnover Rate

$(0.01)	$1.00	0.53	%(1)	$454,191		0.21	%(2)	0.45	%(2)	1.05	%(2)	n/a

(0.01)	1.00	0.87%		470,189		0.25%		0.53%		0.86%		n/a
(0.01)	1.00	1.41%		548,126		0.24%		0.49%		1.41%		n/a
(0.03)	1.00	2.98%		309,829		0.25%		0.54%		2.83%		n/a
(0.06)	1.00	6.19%		282,659		0.25%		0.49%		6.09%		n/a
(0.02)	1.00	1.70	%(1)	272,997		0.25	%(2)	0.49	%(2)	5.72	%(2)	n/a

$(0.23)	$37.99	1.78	%(1)	$47,760		0.82	%(2)	0.85	%(2)	1.08	%(2)	4%
(0.30)	37.56	60.46%		38,243		0.74%		0.89%		1.00%		4%
(0.08)	23.65	3.54	%(1)	—	(5)	0.00	%(2)(6)	0.00	%(2)(6)	1.90	%(2)	16%

$(0.02)	$7.87	(0.85	)%(1)	$62,610		0.70	%(2)	0.91	%(2)	0.56	%(2)	1%

(0.05)	7.96	32.68%		73,267		0.70%		0.90%		0.58%		28%
(0.06)	6.04	(20.65)%		66,208		0.69%		0.85%		0.81%		29%
(0.69)	7.68	(4.51)%		100,426		0.70%		0.89%		0.43%		29%
(4.46)	8.74	(29.47)%		122,573		0.70%		0.88%		0.16%		30%
(1.23)	17.48	25.75%		211,601		0.70%		0.90%		0.13%		27%

—	$10.46	(3.51	)%(1)	$30,057		0.80	%(2)	1.12	%(2)	(0.02	)%(2)	23%

$(0.01)	10.84	30.52%		32,267		0.80%		1.06%		(0.21)%		97%
—	8.31	(30.42)%		27,046		0.79%		0.89%		0.14%		61%
—	11.95	(8.85)%		39,277		0.78%		1.05%		(0.11)%		43%
(5.45)	13.11	(45.26)%		41,994		0.80%		0.95%		(0.28)%		46%
(3.88)	30.83	27.66%		85,889		0.80%		0.93%		(0.18)%		44%

See Notes to Financial Statements.

33

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Dividends From Net Investment Income		Distributions From Net Realized Gain on Investments
MID CAP VALUE FUND — (6/1/96*)
Institutional shares:
Six Months Ended September 30, 2004 (Unaudited)	$15.78	$0.06	(4)	$(0.44	)(4)	$(0.38)	$(0.05)		—
Year Ended March 31,
2004	10.25	0.07	(4)	5.51	(4)	5.58	(0.05)		—
2003	13.28	0.05	(4)	(3.04	)(4)	(2.99)	(0.04)		—
2002	11.97	0.04	(4)	1.67	(4)	1.71	(0.04)		$(0.36)
2001	21.32	0.40		(1.27)		(0.87)	(0.40)		(8.08)
2000	15.33	0.06		6.34		6.40	(0.09)		(0.32)
INTERNATIONAL EQUITY FUND — (1/24/95*)
Six Months Ended September 30, 2004 (Unaudited)	$6.69	$0.07		$(0.09)		$(0.02)	$(0.01)		—
Year Ended March 31,
2004	4.09	0.08		2.59		2.67	(0.07)		—
2003	5.85	0.07		(1.77)		(1.70)	(0.06)		—
2002	6.93	0.04		(0.86)		(0.82)	(0.06)		$(0.20)
2001	13.78	0.02		(4.39)		(4.37)	(0.02)		(2.46)
2000	8.45	0.01		5.39		5.40	(0.03)		(0.04)
TOTAL RETURN BOND FUND — (1/19/95*)
Six Months Ended September 30, 2004 (Unaudited)	$7.66	$0.17		$(0.15)		$0.02	$(0.17)		—
Year Ended March 31,
2004	7.78	0.34		0.08		0.42	(0.34)		$(0.20)
2003	7.37	0.40		0.48		0.88	(0.40)		(0.07)
2002	7.46	0.43		(0.09)		0.34	(0.43)		—
2001	7.01	0.44		0.45		0.89	(0.44)		—
2000	7.32	0.41		(0.31)		0.10	(0.41)		—
INCOME FUND — (1/16/95*)
Six Months Ended September 30, 2004 (Unaudited)	$7.21	$0.16		$(0.13)		$0.03	$(0.16)		—
Year Ended March 31,
2004	7.21	0.34		0.07		0.41	(0.34)		$(0.07)
2003	6.93	0.39		0.31		0.70	(0.39)		(0.03)
2002	7.01	0.40		(0.04)		0.36	(0.40)		(0.04)
2001	6.66	0.43		0.35		0.78	(0.43)		—
2000	7.00	0.41		(0.33)		0.08	(0.41)		(0.01)
HIGH YIELD FUND — (10/31/00*)
Institutional shares:
Six Months Ended September 30, 2004 (Unaudited)	$4.71	$0.16	(4)	—	(4)	$0.16	$(0.15)		—
Year Ended March 31,
2004	3.99	0.35	(4)	$0.72	(4)	1.07	(0.35	)(5)	—
2003	6.20	0.93	(4)	(1.58	)(4)	(0.65)	(1.56	)(6)	—
2002	7.26	1.09		(1.01)		0.08	(1.10)		$(0.04)
Period Ended March 31,
2001	7.00	0.28		0.26		0.54	(0.28)		—

* Commencement of Operations.

(1)	Not Annualized
(2)	Annualized
(3)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(4)	For comparative purposes per share amounts are based on average shares outstanding.
(5)	Includes a tax return of capital of $(0.08).
(6)	Includes a tax return of capital of $(0.51).

See Notes to Financial Statements.

34

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (3)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.05)	$15.35	(2.44	)%(1)	$102,369	0.89	%(2)	0.98	%(2)	0.76	%(2)	7%

(0.05)	15.78	54.60%		100,729	0.74%		0.98%		0.49%		13%
(0.04)	10.25	(22.58)%		45,017	0.76%		0.91%		0.44%		28%
(0.40)	13.28	14.53%		53,900	0.80%		0.95%		0.33%		24%
(8.48)	11.97	(1.99)%		40,993	0.80%		0.96%		2.27%		95%
(0.41)	21.32	41.92%		53,978	0.80%		0.95%		0.31%		45%

$(0.01)	$6.66	(0.25	)%(1)	$32,966	0.90	%(2)	1.47	%(2)	2.03	%(2)	21%

(0.07)	6.69	65.55%		35,598	0.90%		1.44%		1.32%		59%
(0.06)	4.09	(29.26)%		29,024	0.87%		1.29%		1.07%		71%
(0.26)	5.85	(12.16)%		52,405	0.90%		1.38%		0.75%		52%
(2.48)	6.93	(36.32)%		74,240	0.90%		1.41%		0.20%		52%
(0.07)	13.78	64.29%		124,060	0.90%		1.45%		0.11%		43%

$(0.17)	$7.51	0.29	%(1)	$153,004	0.50	%(2)	0.90	%(2)	4.51	%(2)	16%

(0.54)	7.66	5.61%		160,692	0.50%		0.89%		4.32%		43%
(0.47)	7.78	12.27%		271,535	0.50%		0.82%		5.15%		106%
(0.43)	7.37	4.65%		285,551	0.50%		0.87%		5.70%		113%
(0.44)	7.46	13.19%		304,882	0.50%		0.87%		6.27%		110%
(0.41)	7.01	1.47%		264,671	0.50%		0.88%		5.85%		115%

$(0.16)	$7.08	0.49	%(1)	$115,855	0.50	%(2)	0.91	%(2)	4.46	%(2)	14%

(0.41)	7.21	5.81%		116,043	0.50%		0.89%		4.47%		57%
(0.42)	7.21	10.36%		105,215	0.50%		0.81%		5.38%		59%
(0.44)	6.93	5.18%		111,309	0.50%		0.87%		5.54%		88%
(0.43)	7.01	12.18%		107,193	0.50%		0.87%		6.49%		119%
(0.42)	6.66	1.16%		99,209	0.50%		0.90%		6.08%		125%

$(0.15)	$4.72	3.52	%(1)	$21,542	0.80	%(2)	1.05	%(2)	6.83	%(2)	39%

(0.35)	4.71	27.76%		22,641	0.80%		1.11%		7.91%		170%
(1.56)	3.99	(10.30)%		37,250	0.83%		1.10%		19.14%		153%
(1.14)	6.20	1.53%		48,241	0.78%		1.10%		17.81%		311%

(0.28)	7.26	7.88	%(1)	17,862	0.80	%(2)	1.22	%(2)	9.63	%(2)	169	%(2)

See Notes to Financial Statements.

35

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended and operate the Funds (as defined below), as open-ended diversified management investment companies.

Excelsior Fund and the Trust currently offer shares in fifteen and nine managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund, Value and Restructuring Fund, portfolios of Excelsior Fund, and Equity Fund, Optimum Growth Fund, Mid Cap Value Fund, International Equity Fund, Total Return Bond Fund, Income Fund and High Yield Fund, portfolios of the Trust (the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Money Fund, Value and Restructuring Fund, Optimum Growth Fund, Mid Cap Value Fund and High Yield Fund offer two classes of Shares: Institutional shares and Shares. The Financial Highlights of the Shares as well as the financial statements for the remaining portfolios of Excelsior Fund and the Trust are presented separately.

It is the Money Fund’s policy, to the extent possible, to maintain a constant net asset value per share of $1.00. The Fund has adopted certain investment portfolio valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Fund will not vary.

(a) Portfolio valuation:

Investments in securities that are traded on a recognized domestic exchange are valued at the last quoted sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the “Service”) based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

36

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Directors/Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Directors/Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, the security will be valued in accordance with the Committee’s fair valuation procedures. In addition, price movements are monitored among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Committee, the security will be fair valued.

Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

Investments held by the Money Fund are valued at amortized cost, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

37

(b) Forward foreign currency exchange contracts:

The Funds’ participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities.

Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

(c) Covered call options written:

Each Fund may engage in writing covered call options. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires, is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or is delivered upon exercise. As a result, the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period and to the risk that market values increase beyond the option exercise price, in each case to the extent not offset by the net premium. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

38

During the six months ended September 30, 2004, the Value and Restructuring Fund had the following written option transactions:

Written Option Transactions	Number of Contracts	Premiums
Outstanding, beginning of period	(15,385)	$(2,153,485)
Option written	(11,144)	(1,631,714)
Options expired	13,635	1,839,302
Options terminated in closing purchase transactions	1,750	314,183

Outstanding, end of period	(11,144)	$(1,631,714)

(d) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend.

(e) Concentration of risks:

The International Equity Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. Some countries in which the Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The High Yield Fund is subject to special risks associated with investments in high yield bonds, which involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the security.

(f) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

39

If the value of the underlying securities falls below the value of the repurchase price, the Funds will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(g) TBA purchase commitments:

The Total Return Bond Fund and Income Fund may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

(h) Mortgage dollar rolls:

The Total Return Bond Fund and Income Fund may enter into mortgage dollar rolls (principally in securities referred to as TBAs, see note 1(g)) in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to purchase similar, but not identical, securities at an agreed upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation in consideration for entering into the commitment to purchase. The Funds must maintain liquid securities having a value not less than the purchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon purchase price of those securities.

(i) Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a fund’s net asset value if the Fund makes such investments while remaining substantially fully invested.

(j) Distributions to shareholders:

Dividends equal to all or substantially all of each Fund’s net investment income will be declared and paid as follows: for the Money Fund, Total Return Bond Fund, Income Fund and High Yield Fund, dividends will be declared daily and paid monthly; for the Value and Restructuring Fund, Equity Fund, Optimum Growth Fund and Mid Cap Value Fund, dividends will be declared and paid at least quarterly; and for the International Equity Fund, dividends will be declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(k) Expense allocation:

Expenses incurred by Excelsior Fund and the Trust with respect to any two or more of their respective Funds are allocated in proportion to the average net assets of each of their respective

40

Funds, except where allocations of direct expenses to each Fund can be fairly made. Expenses directly attributable to a Fund are charged to that Fund. Shareholder servicing fees relating to a specific class are charged directly to that class.

2.    Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. (together the “Adviser”), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to each Fund. For the services provided pursuant to the Investment Advisory Agreements, the Adviser receives a fee, computed daily and paid monthly, at the following annual contractual percentages of each Fund’s average daily net assets:

Money Fund	0.25%
Value and Restructuring Fund	0.60%
Equity Fund	0.65%
Optimum Growth Fund	0.65%
Mid Cap Value Fund	0.65%
International Equity Fund	1.00%
Total Return Bond Fund	0.65%
Income Fund	0.65%
High Yield Fund	0.80%

Fees may be reduced subject to voluntary or contractual waivers, as discussed below, and therefore actual fees may be less than those reflected above. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A., SEI Investments Global Funds Services and Federated Services Company (a wholly-owned subsidiary of Federated Investors, Inc.) (collectively, the “Administrators”) provide administrative services to Excelsior Fund and the Trust. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Fund for the period paid. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the International Equity Fund, International Fund, Pacific/Asia Fund and Emerging Markets Fund. For the five month period ended August 31, 2004, U.S. Trust Company, N.A. voluntarily agreed to waive a portion of its administration fee in an amount equal to an annual rate of 0.04% of the

41

average daily net assets of each Fund. For the six months ended September 30, 2004, administration fees charged by U.S. Trust Company, N.A. were as follows:

	Administration Fees	Waiver of Administration Fees	Net Administration Fees
Money Fund	$1,016,059	$(273,411)	$742,648
Value and Restructuring Fund	2,073,864	(557,110)	1,516,754
Equity Fund	41,752	(11,488)	30,264
Optimum Growth Fund	22,193	(6,062)	16,131
Mid Cap Value Fund	175,274	(47,237)	128,037
International Equity Fund	28,466	(5,562)	22,904
Total Return Bond Fund	93,968	(25,533)	68,435
Income Fund	70,831	(19,160)	51,671
High Yield Fund	109,155	(29,194)	79,961

From time to time the Adviser, in its sole discretion, may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2004, the Adviser has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses, to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

Money Fund — Institutional shares	0.25%
Value and Restructuring Fund — Institutional shares	0.89%
Equity Fund — Institutional shares	0.70%
Optimum Growth Fund — Institutional shares	0.80%
Mid Cap Value Fund — Institutional shares	0.89%
International Equity Fund — Institutional shares	0.90%
Total Return Bond Fund — Institutional shares	0.50%
Income Fund — Institutional shares	0.50%
High Yield Fund — Institutional shares	0.80%
Money Fund — Shares	0.50%
Value and Restructuring — Shares	1.14%
Optimum Growth Fund — Shares	1.05%
Mid Cap Value Fund — Shares	1.14%
High Yield Fund — Shares	1.05%

The Funds have entered into shareholder servicing agreements with various service organizations, which may include Charles Schwab & Co., Inc. and U.S. Trust. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of its shares held by each service organizations’ customers (excluding the Money Fund). Each service organization receives a fee, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Money Fund’s Shares and up to 0.15% of the average daily net assets of the Money Fund’s Institutional

42

Shares. For the six months ended September 30, 2004, shareholder servicing fees paid to Charles Schwab & Co., Inc. and U.S. Trust were as follows:

Money Fund	$1,452,271
Value and Restructuring Fund	2,124,693
Equity Fund	6
Optimum Growth Fund	14,669
Mid Cap Value Fund	241,546
Total Return Bond Fund	5,334
Income Fund	42
High Yield Fund	170,962

Edgewood Services, Inc. (the “Distributor”) (a wholly-owned subsidiary of Federated Investors, Inc.), serves as the distributor of Excelsior Fund and the Trust. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of Optimum Growth Fund, Mid Cap Value Fund and High Yield Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Fund Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Fund’s outstanding shares. The Trust has voluntarily agreed to stop charging fees under the Distribution Plan and no fees have been charged for the six months ended September 30, 2004.

Effective July 31, 2004, each Independent Director and Trustee of the Excelsior Fund and the Trust receives a total annual fee of $100,000 paid by the Funds and other affiliated investment companies managed by the Adviser. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000, and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. Prior to July 31, 2004, each Independent Director of Excelsior Fund received an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended. The Chairman received an additional annual fee of $7,500. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Independent Trustees of the Trust received an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. The Chairman of the Board received an additional annual fee of $5,000. Each member of the Nominating Committee received an annual fee of $1,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

43

3.    Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2004, purchases, sales and maturities of securities, excluding short-term investments and U.S. Government Agency obligations, for the Funds aggregated:

	Purchases	Sales & Maturities
Value and Restructuring Fund	$419,270,877	$142,414,462
Equity Fund	978,674	12,539,073
Optimum Growth Fund	8,078,443	8,731,612
Mid Cap Value Fund	45,582,448	18,448,309
International Equity Fund	6,815,487	8,179,084
Total Return Bond Fund	13,610,578	12,551,033
Income Fund	5,861,115	3,343,506
High Yield Fund	65,240,985	63,646,461

For the six months ended September 30, 2004, purchases, sales and maturities of U.S. Government Agency obligations for the Funds aggregated:

	Purchases	Sales & Maturities
Total Return Bond Fund	$7,454,453	$17,100,755
Income Fund	8,947,551	11,795,520

4.    Federal Taxes:

It is the policy of Excelsior Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve month periods ending October 31 and December 31 each year.

Net realized and unrealized gains of the Funds derived in certain countries are subject to foreign taxation.

Dividends and distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, passive foreign investment companies, deferral of losses on wash sales, and net capital losses and net currency losses incurred after October 31 through the end of the fiscal year (“Post-October losses”). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that these differences arise.

44

The estimated tax character of dividends and distributions declared for the six months ended September 30, 2004 and the tax character of dividends and distributions declared during the year ended March 31, 2004, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Money Fund
Six Months Ended September 30, 2004*	$7,219,751	—	—	$7,219,751
Year Ended March 31, 2004	14,865,550	—	—	14,865,550
Value and Restructuring Fund
Six Months Ended September 30, 2004*	17,044,201			17,044,201
Year Ended March 31, 2004	16,245,250	—	—	16,245,250
Equity Fund
Six Months Ended September 30, 2004*	197,875			197,875
Year Ended March 31, 2004	476,278	—	—	476,278
Optimum Growth Fund
Six Months Ended September 30, 2004*	—			—
Year Ended March 31, 2004(1)	16,211	—	—	16,211
Mid Cap Value Fund
Six Months Ended September 30, 2004*	632,220			632,220
Year Ended March 31, 2004	533,846	—	—	533,846
International Equity Fund
Six Months Ended September 30, 2004*	65,782	—	—	65,782
Year Ended March 31, 2004	478,646	—	—	478,646
Total Return Bond Fund
Six Months Ended September 30, 2004*	3,461,130	—	—	3,461,130
Year Ended March 31, 2004	10,812,380	$3,173,874	—	13,986,254
Income Fund
Six Months Ended September 30, 2004*	2,658,132	—	—	2,658,132
Year Ended March 31, 2004	6,871,085	237,563	—	7,108,648
High Yield Fund
Six Months Ended September 30, 2004*	5,577,270			5,577,270
Year Ended March 31, 2004	10,866,812	—	$3,160,658	14,027,470

*	Tax character of distributions cannot be determined until the Fund has completed its taxable year ending March 31, 2005, therefore distributions have currently been reflected as paid from ordinary income.
(1)	Included in the Optimum Growth Fund’s distributions from ordinary income is $114 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

45

As of March 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Ordinary Income	Long-Term Capital Gain	Post- October Losses	Capital Loss Carryforward	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total
Money Fund	$946,177	—	—	$(47,687)	—	$(946,177)	$(47,687)
Value and Restructuring Fund	10,261,903	—	—	(192,190,351)	$864,868,838	(566,333)	682,374,057
Equity Fund	76,038	—	$(3,239,658)	(13,212,970)	9,170,963	—	(7,205,627)
Optimum Growth Fund	—	—	—	(9,333,667)	5,950,377	—	(3,383,290)
Mid Cap Value Fund	31,715	—	(2,144,019)	(594,394)	63,375,717	—	60,669,019
International Equity Fund	65,869	—	—	(23,756,246)	7,221,486	(62,833)	(16,531,724)
Total Return Bond Fund	954,641	$1,616,883	—	—	9,832,759	(617,621)	11,786,662
Income Fund	453,788	276,425	—	—	3,675,113	(444,528)	3,960,798
High Yield Fund	—	—	(3,430,494)	(59,742,362)	2,983,328	(1,707,604)	(61,897,132)

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2004, the following Funds had capital loss carryforwards available to offset future net realized capital gains through the indicated expiration dates:

	Expiration Date March 31, 2005	Expiration Date March 31, 2007	Expiration Date March 31, 2008	Expiration Date March 31, 2010	Expiration Date March 31, 2011	Expiration Date March 31, 2012	Total
Money Fund	$12,049	—	—	—	$11,663	$23,975	$47,687
Value and Restructuring Fund	—	$304,980	$16,725,188	$16,920,230	130,876,419	27,363,534	192,190,351
Equity Fund	—	—	—	—	11,842,225	1,370,745	13,212,970
Optimum Growth Fund	—	—	—	—	9,333,667	—	9,333,667
Mid Cap Value Fund	—	—	—	—	594,394	—	594,394
International Equity Fund	—	—	—	5,940,562	16,143,552	1,672,132	23,756,246
High Yield Fund	—	—	—	2,181,571	17,456,849	40,103,942	59,742,362

At September 30, 2004, aggregate gross unrealized appreciation for all securities and call options written for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities and call options written for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Value and Restructuring Fund	$2,740,655,814	$1,053,837,210	$(162,496,839)	$891,340,371
Equity Fund	55,229,137	11,733,545	(4,375,699)	7,357,846
Optimum Growth Fund	30,789,894	5,614,063	(1,337,635)	4,276,428
Mid Cap Value Fund	247,608,603	66,764,049	(12,672,018)	54,092,031
International Equity Fund	27,813,817	6,532,767	(1,413,736)	5,119,031
Total Return Bond Fund	146,643,696	6,955,870	(116,029)	6,839,841
Income Fund	113,434,695	2,429,213	(525,703)	1,903,510
High Yield Fund	183,787,041	6,950,753	(3,847,351)	3,103,402

For federal tax purposes, the Money Fund’s aggregate tax cost is equal to book cost.

46

5.    Capital Transactions:

Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 4 billion shares of the Money Fund; and 1.5 billion shares of the Value and Restructuring Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

A redemption fee of 2% of the value of the shares redeemed or exchanged is imposed on shares of the International Equity Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund.

	Money Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amount	Shares	Amount
Sold
Institutional shares	1,568,275,067	$1,568,275,067	2,751,605,010	$2,751,605,010
Shares	1,785,895,679	1,785,895,679	4,664,084,234	4,664,084,234
Issued as reinvestment of dividends
Institutional shares	873,839	873,839	2,186,353	2,186,353
Shares	428,297	428,297	784,932	784,932
Redeemed
Institutional shares	(1,585,146,938)	(1,585,146,938)	(2,831,721,381)	(2,831,721,381)
Shares	(1,710,070,968)	(1,710,070,968)	(5,311,141,614)	(5,311,141,614)

Net Increase (Decrease)	60,254,976	$60,254,976	(724,202,466)	$(724,202,466)

	Value and Restructuring Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amount	Shares	Amount
Sold
Institutional shares	403,059	$14,688,151	1,036,754	$27,794,739
Shares	15,773,597	580,996,957	38,649,596	1,265,514,960
Issued as reinvestment of dividends
Institutional shares	1,278	47,541	1,230	36,028
Shares	354,533	13,194,142	408,200	11,870,494
Redeemed
Institutional shares	(165,189)	(6,124,906)	(19,867)	(715,478)
Shares	(8,565,527)	(312,523,069)	(18,583,380)	(585,647,998)

Net Increase	7,801,751	$290,278,816	21,492,533	$718,852,745

47

	Equity Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amount	Shares	Amount
Sold	303,344	$2,370,396	725,837	$5,053,703
Issued as reinvestment of dividends	195	1,549	432	3,075
Redeemed	(1,561,011)	(12,268,668)	(2,471,061)	(17,722,303)

Net (Decrease)	(1,257,472)	$(9,896,723)	(1,744,792)	$(12,665,525)

	Optimum Growth Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amount	Shares	Amount
Sold
Institutional shares	44,545	$474,435	261,957	$2,566,343
Shares	53,471	565,625	141,356	1,421,285
Issued as reinvestment of dividends
Institutional shares	—	—	576	5,027
Redeemed
Institutional shares	(146,943)	(1,570,187)	(542,028)	(5,545,403)
Shares	(43,968)	(462,894)	(259,194)	(2,501,170)

Net (Decrease)	(92,895)	$(993,021)	(397,333)	$(4,053,918)

	Mid Cap Value Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amount	Shares	Amount
Sold
Institutional shares	575,281	$8,889,535	3,131,670	$45,488,248
Shares	2,599,841	39,616,861	9,417,352	127,160,451
Issued as reinvestment of dividends
Institutional shares	6,274	98,105	179	2,276
Shares	6,746	105,281	7,386	94,100
Redeemed
Institutional shares	(298,444)	(4,597,530)	(1,138,246)	(13,632,176)
Shares	(1,631,466)	(24,927,882)	(5,489,526)	(75,728,071)

Net Increase	1,258,232	$19,184,370	5,928,815	$83,384,828

	International Equity Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amount	Shares	Amount
Sold	106,114	$686,962	418,845	$2,379,118
Issued as reinvestment of dividends	40	259	1,107	6,566
Redeemed	(480,374)	(3,111,390)	(2,195,599)	(13,441,737)
Redemption fee	—	—	—	176

Net (Decrease)	(374,220)	$(2,424,169)	(1,775,647)	$(11,055,877)

48

	Total Return Bond Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amount	Shares	Amount
Sold	1,059,033	$7,898,444	4,137,791	$31,647,140
Issued as reinvestment of dividends	13,241	98,131	88,484	673,212
Redeemed	(1,669,081)	(12,371,091)	(13,364,713)	(102,819,304)
Redemption in-kind	—	—	(4,810,960)	(37,573,596)

Net (Decrease)	(596,807)	$(4,374,516)	(13,949,398)	$(108,072,548)

	Income Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amount	Shares	Amount
Sold	628,876	$4,405,734	1,664,784	$12,013,218
Contribution in-kind	—	—	5,189,723	37,573,596
Issued as reinvestment of dividends	96,813	678,266	257,966	1,846,929
Redeemed	(466,033)	(3,287,883)	(5,614,327)	(40,358,874)

Net Increase	259,656	$1,796,117	1,498,146	$11,074,869

	High Yield Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amount	Shares	Amount
Sold
Institutional shares	163,454	$756,084	1,199,226	$5,249,685
Shares	12,359,841	57,615,996	32,989,833	146,064,602
Issued as reinvestment of dividends
Institutional shares	14	63	6,757	29,643
Shares	159,358	745,419	367,138	1,637,682
Redeemed
Institutional shares	(409,918)	(1,907,585)	(5,737,764)	(25,636,287)
Shares	(8,913,307)	(41,468,774)	(34,133,033)	(152,384,928)

Net Increase (Decrease)	3,359,442	$15,741,203	(5,307,843)	$(25,039,603)

6.    Line of Credit:

The Funds and other affiliated funds participate in a $50 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the redemption of Fund shares. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, equal to an annual rate of 0.15% of the average daily unused portion of the line of credit, is allocated among the participating Funds at the end of each quarter, and is included in miscellaneous expenses on the statements of operations. For the six months ended September 30, 2004, the Funds had no borrowings under the agreement.

49

7.    Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.    Legal Proceedings:

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been cooperating with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions suits have been filed against the Companies and the Adviser: Mike Sayegh v. Janus Capital Corp.et al., (filed October 22, 2003 in Los Angeles Superior Court); James Page Jr. v. Charles Schwab et al. (filed on November 20, 2003 in the United States District Court for the Northern District of California); A. Joseph Szydlowski v. Charles Schwab et al. (filed December 4, 2003 in the United States District Court for the Southern District of New York); Wilson v. Excelsior Funds, et al. (filed December 10, 2003 in the United States District Court for the Southern District of New York); and John R. Granelli v. Charles Schwab, et al. (filed January 20, 2004 in the United States District Court for the Southern District of New York). While details in each suit vary, in general each alleges that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of the Companies. Each seeks unspecified monetary damages and related equitable relief.

In addition, two derivative actions, styled Richard Elliott v. Charles Schwab Corporation, et al., No 04 CV 2262 (S.D.N.Y.) and Lou Ann Murphy v. Charles Schwab Corporation et al., (No. 04 CV 3547 (E.D. Penn.), purportedly brought on behalf of Excelsior High Yield Fund and Excelsior Funds Trust, seek unspecific damages arising from alleged violations of Section 36 of the Investment Company Act, 15 U.S.C. § 80a-35(b) and breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings. Lead plaintiffs have been appointed and additional defendants have been added (generally consisting of current and former directors and officers of the Companies and entities who timed or facilitated timing in the Excelsior

50

Funds). The seven lawsuits discussed above were consolidated into two new amended complaints, one for the class actions and one for the derivative actions, that were filed on or about September 29, 2004.

The plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The plaintiffs in the consolidated derivative action are seeking on behalf of the Companies unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The Maryland court is expected to establish a briefing schedule prior to year end for motions to dismiss the actions, and the defendants will not be required to answer the complaints until such motions have been decided. Discovery in the actions is currently stayed, although a motion to lift the stay is expected to be filed on or about December 10, 2004 and decided on or after March 1, 2005.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

9.    Subsequent events:

Upon the recommendation of the Adviser, the Board of Trustees of the Optimum Growth Fund has determined that it is in the best interests of the Fund and its shareholders to liquidate the Fund. This determination was made after the Fund had been advised by the Trustee of the Defined Benefit Plan for Employees of U.S. Trust Corporation that it has determined to effect a withdrawal of its Fund investment, which currently constitutes approximately 50% of the Fund’s total assets. The Trustees concluded that, because of the small remaining size of the Fund following the redemptions, it was in the best interests of the Fund’s shareholders that the Fund be liquidated and terminated on or about January 31, 2005. The Fund has discontinued accepting requests to purchase shares or process exchanges into the Fund effective November 26, 2004. Share purchases through dividend reinvestment or other automatic contribution programs will continue to be processed through the liquidation date.

10.    Change in Independent Registered Public Accounting Firm:

The Funds’ Boards of Directors/Trustees and Joint Audit Committee, on October 28, 2004, terminated Ernst & Young, LLP (“E&Y”) as the Funds’ independent registered public accounting firm as a result of concerns regarding their independence at the time of the issuance of their report on the Funds’ March 31, 2004 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., which is an affiliate of the Adviser. During the period in which E&Y served as independent registered public accounting firm for the Funds, there was no disagreement between E&Y and the Funds on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures. The Boards of Directors/Trustees of the Funds, their Chief Financial Officer and the Joint Audit Committee

51

have reviewed the Funds’ March 31, 2004 financial statements and have concluded that they were prepared in accordance with all disclosed accounting policies and that they fairly represent, in all material respects, the financial condition of the Funds as of the date of those statements. The Boards and the Joint Audit Committee have engaged Deloitte & Touche LLP (“D&T”) as the Funds’ independent registered public accounting firm, and D&T will perform a re-audit of the Funds’ March 31, 2004 financial statements. The results of this re-audit will be reported to the Funds and their shareholders upon its completion.

52

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder in the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee applicable to certain of the Funds and (2) ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

53

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these fees were applied, your costs would have been higher.

	Beginning Account Value 03/31/04	Ending Account Value 09/30/04	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Money Fund — Institutional shares	$1,000.00	$1,005.30	0.21%	$1.06
Value and Restructuring Fund — Institutional shares	1,000.00	1,017.80	0.82	4.15
Equity Fund — Institutional shares	1,000.00	991.50	0.70	3.49
Optimum Growth Fund — Institutional shares	1,000.00	964.90	0.80	3.94
Mid Cap Value Fund — Institutional shares	1,000.00	975.60	0.89	4.41
International Equity Fund — Institutional shares	1,000.00	997.50	0.90	4.51
Total Return Bond Fund — Institutional shares	1,000.00	1,002.90	0.50	2.51
Income Fund — Institutional shares	1,000.00	1,004.90	0.50	2.51
High Yield Fund — Institutional shares	1,000.00	1,035.20	0.80	4.08

Hypothetical 5% Return
Money Fund — Institutional shares	1,000.00	1,024.02	0.21	1.07
Value and Restructuring Fund — Institutional shares	1,000.00	1,020.96	0.82	4.15
Equity Fund — Institutional shares	1,000.00	1,021.56	0.70	3.55
Optimum Growth Fund — Institutional shares	1,000.00	1,021.06	0.80	4.05
Mid Cap Value Fund — Institutional shares	1,000.00	1,020.61	0.89	4.51
International Equity Fund — Institutional shares	1,000.00	1,020.56	0.90	4.56
Total Return Bond Fund — Institutional shares	1,000.00	1,022.56	0.50	2.54
Income Fund — Institutional shares	1,000.00	1,022.56	0.50	2.54
High Yield Fund — Institutional shares	1,000.00	1,021.06	0.80	4.05

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

SA-Inst-0904

54

FIXED INCOME FUNDS

SEMI-ANNUAL REPORT

September 30, 2004

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call 1-800-446-1012, from overseas, call 617-483-7297.

Internet	Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Beginning on the fiscal quarter ended December 31, 2004, Excelsior Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. Excelsior Funds Form N-Q will be available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Managed Income Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
ASSET BACKED SECURITIES — 2.88%
$ 4,709,938	CIT RV Trust, 1999-A A4	6.16%	06/15/13	$4,777,761
3,000,000	Residential Asset Mortgage Products, Inc., 2003-RZ4 A2	2.81	07/25/27	2,979,285

	TOTAL ASSET BACKED SECURITIES (Cost $7,612,935)			7,757,046

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.96%
4,690,924	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	4,780,833
3,106,670	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	3,189,191

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,950,774)			7,970,024

COMMERCIAL MORTAGE-BACKED SECURITIES — 22.70%
2,050,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	2,056,887
5,144,581	Chase Commercial Mortgage Securities Corp., 1997-2 D	6.60	12/19/29	5,598,996
2,345,000	*Greenwich Capital Commercial Funding Corp., 2004-GG1 A7	5.32	06/10/36	2,443,901
2,000,000	‡Morgan Stanley Capital I, 1997-C1 F	6.85	02/15/20	2,158,518
5,000,000	Morgan Stanley Capital I, 1999-WF1 B	6.32	11/15/31	5,435,450
4,374,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C	7.50	10/15/33	5,070,321
4,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G	7.15	06/15/06	4,233,920
1,400,000	*Mortgage Capital Funding, Inc., 1996-MC2 D	7.26	10/20/06	1,502,117
1,160,000	*Mortgage Capital Funding, Inc., 1997-MC2 C	6.88	11/20/27	1,260,980
4,200,000	Mortgage Capital Funding, Inc., 1997-MC2 D	7.12	11/20/27	4,569,359
1,849,837	Mortgage Capital Funding, Inc., 1998-MC1 A1	6.42	03/18/30	1,867,314

Principal Amount		Rate	Maturity Date	Value (Note 1)
COMMERCIAL MORTAGE-BACKED SECURITIES — (continued)
$ 4,250,000	Mortgage Capital Funding, Inc., 1998-MC1 C	6.95%	03/18/30	$4,667,639
7,567,240	Nomura Asset Securities Corp., 1995-MD3 A1B	8.15	04/04/27	7,699,978
3,500,000	*Nomura Asset Securities Corp., 1998-D6 A4	7.62	03/15/30	4,140,470
5,000,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	5,078,631
3,200,000	*Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	08/15/41	3,347,733

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $58,997,784)			61,132,214

CORPORATE BONDS — 20.46%
700,000	AK Steel Corp.	7.75	06/15/12	684,250
1,550,000	‡America Movil S.A.	4.13	03/01/09	1,511,238
4,750,000	Bank One Texas N.A.	6.25	02/15/08	5,141,875
1,000,000	British Telecommunications plc	8.88	12/15/30	1,313,704
1,500,000	CIT Group, Inc.	7.38	04/02/07	1,645,021
500,000	CMS Energy Corp.	9.88	10/15/07	555,625
2,000,000	Comcast Cable Communications	6.88	06/15/09	2,222,936
2,000,000	DaimlerChrysler N.A. Holding Corp.	7.20	09/01/09	2,250,000
	Deutsche Telekom International Finance
1,260,000		9.25	06/01/32	1,756,275
1,500,000		8.75	06/15/30	1,938,750
2,700,000	Ford Motor Credit Co.	7.50	03/15/05	2,759,527
250,000	Hercules, Inc.	11.13	11/15/07	296,875
3,850,000	Household Finance Corp.	8.00	07/15/10	4,550,619
900,000	IMC Global Inc., Series B	10.88	06/01/08	1,091,250
1,995,000	International Lease Finance Corp.	4.50	05/01/08	2,060,145
3,000,000	Lehman Brothers Holdings, Inc.	7.75	01/15/05	3,045,000
4,000,000	Merrill Lynch & Co. MTN	5.00	02/03/14	4,005,636
870,000	PSEG Energy Holdings, Inc.	8.63	02/15/08	959,175
800,000	‡Qwest Services Corp.	13.50	12/15/10	934,000

See Notes to Financial Statements.

1

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Managed Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
$ 2,215,000	Sprint Capital Corp.	8.38%	03/15/12	$2,682,666
1,600,000	Time Warner Cos., Inc.	7.25	10/15/17	1,807,056
5,190,000	US Bancorp MTN	6.88	12/01/04	5,229,402
5,000,000	Wal-Mart Stores	4.13	02/15/11	5,007,350
1,500,000	Weyerhaeuser Co.	6.88	12/15/33	1,627,070

	TOTAL CORPORATE BONDS (Cost $51,557,196)			55,075,445

FOREIGN GOVERNMENT OBLIGATION — 1.17%
3,000,000	United Mexican States MTN (Cost $3,055,280)	6.38	01/16/13	3,159,000

TAX-EXEMPT SECURITIES — 4.00%
2,000,000	Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, Series A	5.00	10/01/16	2,210,000
2,500,000	California State, Infrastructure & Economic Development Bank, Bay Area Toll Bridges Project, Series A	5.25	07/01/16	2,759,375
2,500,000	Houston, Texas, Utility Systems Revenue Bonds, Series A	5.25	05/15/16	2,787,500
2,700,000	Indiana Bond Bank, Revenue Bonds, Series B	5.00	02/01/15	3,020,625

	TOTAL TAX-EXEMPT SECURITIES (Cost $10,466,949)			10,777,500

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 36.32%
	AGENCY BONDS AND NOTES — 4.90%
7,400,000	Fannie Mae, Zero Coupon	6.29	10/09/19	3,214,116
10,000,000	Federal Home Loan Bank, Discount Note	1.73	10/20/04	9,990,870

				13,204,986

	MORTGAGE-BACKED SECURITIES — 26.33%
4,912,702	Federal Home Loan Mortgage Corporation, Pool # A20105	5.00	04/01/34	4,870,245
4,901,640	Pool # C01811	5.00	04/01/34	4,859,279
188,596	Pool # C71221	5.00	09/01/32	187,497
3,193,244	Federal National Mortgage Association, Pool # 763704	5.00	04/01/34	3,163,652
2,984,809	Pool # 781126	5.00	05/01/34	2,957,148
9,948,401	Pool # 782208	5.00	05/01/34	9,856,206

Principal Amount		Rate	Maturity Date	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
	MORTGAGE-BACKED SECURITIES — (continued)
$ 4,123,209	Federal National Mortgage Association ARM Pool # 612514	3.99%	05/01/33	$4,169,417
4,302,377	Pool # 728826	4.11	07/01/33	4,351,956
	Government National Mortgage Association
927,505	Pool # 2562	6.00	03/20/28	963,870
3,868,789	Pool # 3413	4.50	07/20/33	3,747,633
22,489,328	Pool # 3414	5.00	07/20/33	22,384,380
3,614,272	Pool # 3442	5.00	09/20/33	3,598,941
1,218,434	Pool # 267812	8.50	06/15/17	1,349,651
91,036	Pool # 532751	9.00	08/15/30	100,807
504,876	Pool # 568670	6.50	04/15/32	533,220
658,296	Pool # 780548	8.50	12/15/17	727,708
688,708	Pool # 780865	9.50	11/15/17	778,826
1,167,116	Pool # 781084	9.00	12/15/17	1,310,342
971,618	Government National Mortgage Association ARM Pool # 80311	3.50	08/20/29	983,352

				70,894,130

	U.S. GOVERNMENT SECURITIES — 5.09%
2,342,160	U.S. Treasury Inflation Indexed Note	3.63	04/15/28	2,971,798
	U.S. Treasury Principal Only STRIPS
8,710,000		—	05/15/17	4,786,319
4,000,000		—	05/15/17	2,211,640
8,000,000		—	02/15/20	3,727,664

				13,697,421

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $94,963,313)			97,796,537

Shares
SHORT-TERM INVESTMENTS — 9.25%
12,445,870	@Dreyfus Government Cash Management Fund			12,445,870
12,445,869	@Fidelity U.S. Treasury II Fund			12,445,869

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,891,739)			24,891,739

TOTAL INVESTMENTS (Cost $259,495,970)	99.74%	$268,559,505
OTHER ASSETS & LIABILITIES (NET)	0.26	708,757

TOTAL NET ASSETS	100.00%	$269,268,262

See Notes to Financial Statements.

2

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Managed Income Fund — (continued)

*	Variable Rate Security—The rate disclosed is as of September 30, 2004.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $4,603,756 or 1.71% of net assets.

plc—public limited company

MTN—Medium Term Note

Zero Coupon—Rate disclosed is the effective yield at the time of purchase.

Discount Note—The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

ARM—Adjustable Rate Mortgage

STRIPS—Separately Traded Registered Interest and Principal Securities

@	Registered Investment Company

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government and Agency Obligations	36.32%	$97,796,537
Commercial Mortgage-Backed Securities	22.70	61,132,214
Corporate Bonds	20.46	55,075,445
Registered Investment Companies	9.25	24,891,739
Tax-Exempt Securities	4.00	10,777,500
Collateralized Mortgage Obligations	2.96	7,970,024
Asset-Backed Securities	2.88	7,757,046
Foreign Government Obligation	1.17	3,159,000

Total Investments	99.74%	$268,559,505
Other Assets & Liabilities (Net)	0.26	708,757

Net Assets	100.00%	$269,268,262

See Notes to Financial Statements.

3

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Intermediate-Term Managed Income Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
ASSET BACKED SECURITIES — 5.90%
$ 2,000,000	‡Capital One Master Trust, 2001-6 C	6.70%	06/15/11	$2,164,375
3,485,000	*Capital One Multi-Asset Execution Trust, 2003-A1 A1	2.15	01/15/09	3,502,104
1,580,000	*Capital One Multi-Asset Execution Trust, 2003-B1 B1	2.93	02/17/09	1,602,330
2,590,000	*Chase Credit Card Master Trust, 2001-1 C	2.61	06/16/08	2,606,053
4,081,504	Chase Funding Mortgage Loan Asset Backed Certificates, 2002-4 1A3	3.44	04/25/23	4,089,636
1,522,159	*Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2	2.11	04/25/33	1,526,861
2,380,000	*Household Affinity Credit Card Master Note, 2003-3 C	2.74	08/15/08	2,401,571
2,000,000	*‡MBNA Master Credit Card Trust USA, 2000-K C	2.56	03/17/08	1,998,125
949,821	MMCA Automobile Trust, 2002-2 A3	3.67	07/17/06	951,100
2,324,380	*Residential Asset Mortgage Products, Inc., 2003-RS8 AI1	2.00	08/25/21	2,324,808

	TOTAL ASSET BACKED SECURITIES (Cost $23,142,103)			23,166,963

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.25%
6,213,157	Bear Stearns ARM, 2004-1 11A3	3.55	04/25/34	6,248,391
6,362,460	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	6,531,463

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,793,446)			12,779,854

COMMERCIAL MORTAGE-BACKED SECURITIES — 16.79%
2,825,073	*‡Banc of America Large Loan, 2003-BBA2 A1	1.92	11/15/15	2,825,098

Principal Amount		Rate	Maturity Date	Value (Note 1)
COMMERCIAL MORTAGE-BACKED SECURITIES — (continued)
$ 2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B	7.23%	01/17/32	$2,354,183
3,476,000	*Commercial Mortgage Asset Trust, 1999-C2 C	7.80	11/17/32	4,266,498
3,400,000	‡DLJ Mortgage Acceptance Corp., 1996-CF2 A3	7.38	11/12/21	3,626,330
4,581,041	1997-CF2 A1B	6.82	10/15/30	4,930,651
3,725,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C	6.59	05/15/33	4,114,547
1,923,411	LB-UBS Commercial Mortgage Trust, 2001-C2 A1	6.27	06/15/20	2,057,660
3,713,081	Midland Realty Acceptance Corp., Series 1996-C2 B	7.34	01/25/29	4,023,352
3,070,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	3,107,462
2,402,770	Mortgage Capital Funding, Inc., 1996-MC2 C	7.22	12/21/26	2,572,977
4,682,142	Mortgage Capital Funding, Inc., 1997-MC2 A2	6.66	11/20/27	5,014,416
2,500,000	Mortgage Capital Funding, Inc., 1998-MC1 C	6.95	03/18/30	2,745,670
2,500,000	Nationslink Funding Corp., 1999-2 B	7.53	06/20/31	2,826,770
3,410,000	Nomura Asset Securities Corp., 1998-D6 A1B	6.59	03/15/30	3,736,184
4,025,000	*Nomura Asset Securities Corp., 1998-D6 A4	7.37	03/15/30	4,761,540
1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	1,589,450
6,375,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	6,475,255

See Notes to Financial Statements.

4

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Intermediate-Term Managed Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
COMMERCIAL MORTAGE-BACKED SECURITIES — (continued)
$4,700,000	*Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23%	08/15/41	$4,916,983

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $63,554,807)			65,945,026

CORPORATE BONDS — 32.26%
500,000	AK Steel Corp.	7.75	06/15/12	488,750
2,600,000	Alcan, Inc.	5.20	01/15/14	2,669,100
4,370,000	Allstate Corp.	5.38	12/01/06	4,576,137
1,720,000	‡America Movil S.A.	4.13	03/01/09	1,676,986
3,525,000	Bottling Group llc	2.45	10/16/06	3,487,561
4,155,000	Caterpillar Financial Services Corp. MTN	2.35	09/15/06	4,101,978
500,000	Cincinnati Bell, Inc.	8.38	01/15/14	456,250
4,580,000	CIT Group, Inc.	2.88	09/29/06	4,555,195
500,000	CMS Energy Corp.	9.88	10/15/07	555,625
250,000	Compagnie Generale de Geophysique S.A.	10.63	11/15/07	264,750
2,925,000	Continental Cablevision	9.00	09/01/08	3,429,563
4,210,000	*Countrywide Home Loans, Inc. MTN	2.28	06/02/06	4,230,477
1,775,000	Credit Suisse First Boston (USA), Inc.	3.88	01/15/09	1,773,786
2,010,000	DaimlerChrysler NA Holding Corp.	4.05	06/04/08	2,028,016
6,000,000	FedEx Corp.	2.65	04/01/07	5,901,912
2,255,000	Ford Motor Credit Co.	5.80	01/12/09	2,336,744
3,585,000	General Motors Nova Scotia Finance Co.	6.85	10/15/08	3,801,405
250,000	Hercules, Inc.	11.13	11/15/07	296,875
5,550,000	Household Finance Corp.	8.00	07/15/10	6,559,983
350,000	IMC Global Inc., Series B	10.88	06/01/08	424,375
2,355,000	International Lease Finance Corp.	6.38	03/15/09	2,579,702
	J.P. Morgan Chase & Co.
1,750,000		6.63	03/15/12	1,964,261
4,050,000		5.25	05/30/07	4,255,983
5,300,000	*John Deere Capital Corp. MTN	1.83	07/11/05	5,308,973
3,435,000	Legg Mason, Inc.	6.75	07/02/08	3,782,955
2,075,000	Mercantile Bancorp.	7.30	06/15/07	2,283,452
4,000,000	Merrill Lynch & Co., Inc. MTN	3.00	04/30/07	3,967,636

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
$5,000,000	Morgan Stanley	4.75%	04/01/14	$4,840,380
2,000,000	‡Nationwide Life Global Funding, Inc.	5.35	02/15/07	2,090,060
1,930,000	Nisource Finance Corp.	7.88	11/15/10	2,280,754
3,000,000	North Fork Backcorp., Inc.	5.88	08/15/12	3,208,206
2,280,000	Ocean Energy, Inc.	7.25	10/01/11	2,589,661
1,945,000	Prudential Financial, Inc.	5.10	09/20/14	1,946,675
1,200,000	‡Qwest Services Corp.	13.50	12/15/10	1,401,000
1,750,000	Susquehanna Bancshares, Inc.	6.05	11/01/12	1,847,626
1,575,000	Telefonos de Mexico S.A. de CV	4.50	11/19/08	1,579,629
4,185,000	*Textron Financial Corp. MTN	2.91	04/24/06	4,255,337
	Time Warner, Inc.
2,375,000		6.75	04/15/11	2,634,818
4,260,000		5.63	05/01/05	4,336,378
3,750,000	US Bank NA	2.87	02/01/07	3,725,310
	Wachovia Corp.
1,530,000		5.25	08/01/14	1,564,027
5,000,000		3.50	08/15/08	4,984,760
2,150,000	*Wells Fargo Bank NA	7.80	06/15/10	2,223,315
3,295,000	Weyerhauser Co.	5.25	12/15/09	3,448,583

	TOTAL CORPORATE BONDS (Cost $123,831,001)			126,714,949

FOREIGN GOVERNMENT OBLIGATION — 0.53%
1,960,000	United Mexican States (Cost $1,914,993)	6.63	03/03/15	2,077,600

TAX-EXEMPT SECURITY — 0.73%
2,600,000	California State, Infrastructure & Economic Development Bank, Bay Area Toll Bridges Project, Series A (Cost $2,840,968)	5.25	07/01/16	2,869,750

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 38.29%
	AGENCY BONDS AND NOTES — 11.42%
8,000,000	Fannie Mae	3.63	01/19/07	8,083,112
	Federal Home Loan Mortgage Corporation
3,355,000		5.13	07/15/12	3,524,062
5,670,000		3.00	09/29/06	5,665,702
8,000,000		2.88	11/03/06	7,973,936

See Notes to Financial Statements.

5

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited) Intermediate-Term Managed Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
	AGENCY BONDS AND NOTES — (continued)
	Federal National Mortgage Association
$ 11,200,000		7.25%	01/15/10	$12,988,080
4,050,000		5.50	07/18/12	4,122,839
2,454,000		2.25	02/28/06	2,443,337
50,000	Freddie Mac MTN	2.85	01/05/07	49,906

				44,850,974

	MORTGAGE-BACKED SECURITIES — 7.98%
	Federal National Mortgage Association
2,555,000	Pool # 385538	4.79	11/01/12	2,591,624
1,467,077	Pool # 545290	7.50	10/01/16	1,561,784
363,321	Pool # 577218	6.00	04/01/31	376,602
7,931	Pool # 578823	5.50	04/01/31	8,067
2,715,415	Pool # 624250	6.00	01/01/17	2,849,241
293,620	Pool # 625797	6.00	01/01/17	308,091
1,157,892	Pool # 709693	5.50	06/01/28	1,180,895
770,198	Pool # 709698	5.50	06/01/33	782,084
4,836,499	Federal National Mortgage Association ARM Pool # 704372	4.50	05/01/33	4,881,780
2,597,071	* Pool # 728826	4.11	07/01/33	2,626,999
112,537	Government National Mortgage Association Pool # 3078	5.50	05/20/31	114,602
4,195,874	Pool # 3319	5.00	12/20/32	4,177,453
4,595,419	Pool # 3442	5.00	09/20/33	4,575,926
22,647	Pool # 195801	8.50	01/15/17	24,867
10,338	Pool # 195833	8.50	04/15/17	11,352
8,431	Pool # 212760	8.50	04/15/17	9,257
4,287	Pool # 334299	8.00	05/15/23	4,717
465,812	Pool # 367412	6.00	11/15/23	483,540
2,022,395	Pool # 604726	4.50	10/15/33	1,964,117
2,914,225	Pool # 608288	4.50	09/15/33	2,830,248

				31,363,246

	U.S. GOVERNMENT SECURITIES — 18.89%
	***U.S. Treasury Bills
5,000,000		1.57	11/12/04	4,991,145
5,000,000		1.42	10/28/04	4,994,530
	U.S. Treasury Notes
1,910,000		5.75	08/15/10	2,129,268
20,555,000		5.00	02/15/11	22,098,886
3,600,000		4.25	11/15/13	3,646,408
25,565,000		2.00	08/31/05	25,526,064
23,240,000	U.S. Treasury Principal Only STRIPS	—	02/15/20	10,828,864

				74,215,165

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $148,989,274)			150,429,385

Shares		Value (Note 1)
SHORT-TERM INVESTMENTS — 1.71%
3,366,452	@Dreyfus Government Cash Management Fund	$3,366,452
3,366,451	@Fidelity U.S. Treasury II Fund	3,366,451

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,732,903)	6,732,903

TOTAL INVESTMENTS (Cost $383,799,495)	99.46%	$390,716,430
OTHER ASSETS & LIABILITIES (NET)	0.54	2,139,671

NET ASSETS	100.00%	$392,856,101

‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $20,712,625 or 5.27% of net assets.
*	Variable Rate Security—The rate disclosed is as of September 30, 2004.

ARM—Adjustable Rate Mortgage

llc—Limited Liability Company

MTN—Medium Term Note

**	The rate shown is the effective yield at the time of purchase.

STRIPS—Separately Traded Registered Interest and Principal Securities

@	Registered Investment Company

See Notes to Financial Statements.

6

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited) Intermediate-Term Managed Income Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government and Agency Obligations	38.29%	$150,429,385
Corporate Bonds	32.26	126,714,949
Commercial Mortgage-Backed Securities	16.79	65,945,026
Asset-Backed Securities	5.90	23,166,963
Collateralized Mortgage Obligations	3.25	12,779,854
Registered Investment Companies	1.71	6,732,903
Tax-Exempt Security	0.73	2,869,750
Foreign Government Obligation	0.53	2,077,600

Total Investments	99.46%	$390,716,430
Other Assets & Liabilities (Net)	0.54	2,139,671

Net Assets	100.00%	$392,856,101

See Notes to Financial Statements.

7

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Short-Term Government Securities Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
ASSET BACKED SECURITIES — 2.41%
$ 5,000,000	Citifinancial Mortgage Securities, Inc., Step Bond, 2003-4 AF2	2.66%	10/25/33	$4,989,984
6,000,000	Residential Asset Mortgage Products, Inc., 2004-RS6 AI3	4.54	08/25/28	6,071,139

	TOTAL ASSET BACKED SECURITIES (Cost $11,072,660)			11,061,123

COLLATERALIZED MORTGAGE OBLIGATIONS — 32.36%
8,114,498	*Bank of America Mortgage Securities, 2004-B 2A2	4.16	03/25/34	8,108,152
7,290,110	*Bear Stearns ARM, 2004-1 11A3	3.55	04/25/34	7,331,451
5,912,929	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	6,026,260
6,122,697	Federal Home Loan Mortgage Corporation 2659 NC	4.00	04/15/15	6,164,744
11,659,000	2731 EA	3.50	01/15/11	11,717,044
6,640,000	2743 HA	4.50	11/15/09	6,750,940
6,200,000	2752 PA	3.50	11/15/08	6,241,551
3,303,736	2766 BV	4.50	02/15/12	3,325,087
6,500,000	2772 YA	3.50	12/15/11	6,545,131
8,835,000	2807 NL	3.50	01/15/15	8,892,246
8,835,000	2808 PA	4.00	09/15/12	8,937,589
8,577,050	2836 TA	5.00	10/15/27	8,693,645
6,919,000	Federal National Mortgage Association 1997-M5 C	6.74	08/25/07	7,474,887
162,506	2001-51 GD	5.50	10/25/25	162,749
6,151,833	2002-89 CA	5.00	04/25/16	6,278,257
8,600,000	2003-16 PB	4.50	11/25/12	8,688,181
8,379,620	2003-89 DX	3.50	05/25/15	8,412,767
8,991,000	2004-1 HA	3.50	03/25/11	9,040,165
7,379,567	2004-W4 A1	2.75	06/25/34	7,340,749
10,000,000	2004-50 MA	4.50	05/25/19	10,159,016
1,902,446	Federal National Mortgage Association ACES, 2001-M2 A	6.22	01/25/09	1,978,170

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $149,370,369)			148,268,781

Principal Amount		Rate	Maturity Date	Value (Note 1)
COMMERCIAL MORTAGE-BACKED SECURITIES — 6.66%
$ 6,990,000	Chase Commercial Mortgage Securities Corp., 1996-2 C	6.90%	11/19/28	$7,490,141
6,000,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2	3.84	10/08/08	6,057,116
2,755,050	LB Commercial Conduit Mortgage Trust, 1998-C1 A2	6.40	02/18/30	2,796,626
5,028,684	* ‡Morgan Stanley Capital, 1996-C1 C	7.45	02/15/28	5,206,922
5,000,000	Mortgage Capital Funding, Inc., 1996-MC1 C	7.80	06/15/28	5,314,818
350,949	Mortgage Capital Funding, Inc., 1996-MC2 A3	7.01	09/20/06	363,612
3,214,760	Nationslink Funding Corp., 1998-2 A1	6.00	08/20/30	3,299,533

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $31,308,954)			30,528,768

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 57.00%
	AGENCY BONDS AND NOTES — 14.63%
3,000,000	Fannie Mae	3.63	01/19/07	3,031,167
25,210,000	Federal Home Loan Bank	3.38	09/14/07	25,351,176
15,000,000	Federal Home Loan Mortgage Corporation	3.88	02/15/05	15,108,975
	Freddie Mac MTN
13,250,000		2.15	02/17/06	13,179,656
10,500,000		2.05	07/14/06	10,374,934

				67,045,908

	MORTGAGE-BACKED SECURITIES — 21.67%
759,304	Federal Home Loan Mortgage Corporation Pool # C68593	7.00	11/01/28	808,871
5,971,305	Pool # E01582	6.00	01/01/19	6,261,491
3,502,336	Pool # M90903	4.00	03/01/09	3,534,966
5,765,113	*Federal Home Loan Mortgage Corporation ARM, Pool # 1B1081	3.84	09/01/33	5,880,891
1,847,147	Federal National Mortgage Association Pool # 253509	7.50	11/01/15	1,966,390
1,748,059	Pool # 254196	6.00	02/01/17	1,834,210

See Notes to Financial Statements.

8

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Short-Term Government Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
	MORTGAGE-BACKED SECURITIES — (continued)
	Federal National Mortgage Association — (continued)
$ 4,821,438	Pool # 254475	6.50%	10/01/17	$5,107,469
1,664,026	Pool # 323572	7.50	01/01/29	1,788,360
2,459,307	Pool # 323597	6.50	01/01/29	2,585,810
2,811,520	Pool # 375575	6.60	12/01/07	3,023,801
755,573	Pool # 516210	8.00	08/01/14	806,952
78,393	Pool # 517390	8.00	11/01/11	83,757
797,911	Pool # 535377	8.00	06/01/15	852,264
2,849,156	Pool # 535863	6.00	03/01/16	2,992,270
652,016	Pool # 535981	8.00	01/01/16	696,395
2,839,034	Pool # 555412	6.00	04/01/18	2,979,638
494,526	Pool # 612310	6.00	09/01/16	518,899
3,146,831	Pool # 634195	7.50	10/01/28	3,381,959
2,331,980	Pool # 382316	3.86	04/01/10	2,293,606
7,016,723	Pool # 766684	4.48	03/01/34	7,112,591
6,953,296	Pool # 770870	4.35	04/01/34	6,997,762
5,734,685	Pool # 780840	4.50	06/01/34	5,803,543
8,324,112	Pool # 786076	4.80	07/01/34	8,487,932
	Federal National Mortgage Association ARM
891,072	*Pool # 545362	5.78	12/01/31	912,600
10,720,790	Pool # 786423	4.63	07/01/34	10,902,467
7,150,000	Federal National Mortgage Association, TBA	5.50	10/15/18	7,386,844
	Government National Mortgage Association
848,964	Pool # 780240	8.50	09/15/09	893,797
216,750	Pool # 780752	8.50	04/15/10	237,364
886,747	Pool # 781036	8.00	10/15/17	969,601
1,153,557	Pool # 781181	9.00	12/15/09	1,245,248
	*Government National Mortgage Association ARM
635,995	Pool # 8378	4.75	07/20/18	643,785
294,858	Pool # 80385	3.25	03/20/30	294,384

				99,285,917

Principal Amount		Rate	Maturity Date	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
	U.S. GOVERNMENT SECURITIES — 20.70%
$ 10,000,000	U.S. Treasury Bonds	10.38%	11/15/09	$10,102,300
10,551,780	U.S. Treasury Inflationary Index Note	3.63	01/15/08	11,571,926
	U.S. Treasury Notes
21,390,000		2.75	07/31/06	21,470,212
22,500,000		2.50	05/31/06	22,509,675
29,500,000		1.63	02/28/06	29,199,248

				94,853,361

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $261,209,096)			261,185,186

Shares
SHORT-TERM INVESTMENTS — 2.82%
6,470,645	@Dreyfus Government Cash Management Fund			6,470,645
6,470,645	@Fidelity U.S. Treasury II Fund			6,470,645

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,941,290)			12,941,290

TOTAL INVESTMENTS (Cost $465,902,369)	101.25%	$463,985,148
OTHER ASSETS & LIABILITIES (NET)	(1.25)	(5,721,383)

NET ASSETS	100.00%	$458,263,765

Step	Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2004.
*	Variable Rate Security—The rate disclosed is as of September 30, 2004.

ARM—Adjustable Rate Mortgage

ACES—Alternative Credit Enhancement Structure

‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $5,206,922 or 1.14% of net assets.

MTN—Medium Term Note

TBA—Securities traded under delayed delivery commitments settling after September 30, 2004. Income on these securities will not be earned until settle date.

@	Registered Investment Company

See Notes to Financial Statements.

9

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Short-Term Government Securities Fund — (continued)

See Notes to Financial Statements.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government and Agency Obligations	57.00%	$261,185,186
Collateralized Mortgage Obligations	32.36	148,268,781
Commercial Mortgage-Backed Securities	6.66	30,528,768
Registered Investment Companies	2.82	12,941,290
Asset-Backed Securities	2.41	11,061,123

Total Investments	101.25%	$463,985,148
Other Assets & Liabilities (Net)	(1.25)	(5,721,383)

Net Assets	100.00%	$458,263,765

10

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

High Yield Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — 89.67%
	ADVANCED MATERIALS/PRODUCTS — 1.22%
$ 2,215,000	Hexcel Corp.	9.75%	01/15/09	$2,325,750

	ADVERTISING PERIODICALS — 1.24%
976,000	Dex Media West llc/ Dex Media Finance Co., Series B	9.88	08/15/13	1,146,800
1,000,000	‡RH Donnelley Finance Corp.	10.88	12/15/12	1,212,500

				2,359,300

	AGRICULTURAL CHEMICALS — 2.74%
2,500,000	IMC Global, Inc., Series B	11.25	06/01/11	2,950,000
2,000,000	Terra Capital, Inc.	11.50	06/01/10	2,260,000

				5,210,000

	AUTO – TRUCK PARTS & EQUIPMENT — 3.58%
2,500,000	‡Collins & Aikman Products Co.	12.88	08/15/12	2,306,250
2,000,000	Dana Corp.	9.00	08/15/11	2,415,000
2,000,000	Visteon Corp.	8.25	08/01/10	2,105,000

				6,826,250

	CABLE TV — 1.92%
2,000,000	Charter Communications Holdings llc/ Charter Communications Holdings Capital Corp.	8.63	04/01/09	1,555,000
2,000,000	CSC Holdings, Inc., Series B	7.63	04/01/11	2,107,500

				3,662,500

	CASINO HOTELS — 11.73%
2,000,000	Ameristar Casinos, Inc.	10.75	02/15/09	2,270,000
1,000,000	‡Aztar Corp.	7.88	06/15/14	1,060,000
1,000,000	Boyd Gaming Corp.	8.75	04/15/12	1,115,000
	Caesars Entertainment, Inc.
1,000,000		9.38	02/15/07	1,115,000
2,000,000		8.88	09/15/08	2,280,000
500,000	‡Herbst Gaming, Inc.,	8.13	06/01/12	512,500
1,680,000	Kerzner International Ltd.	8.88	08/15/11	1,841,700
2,000,000	MGM Mirage, Inc.	8.50	09/15/10	2,272,500
2,000,000	Penn National Gaming, Inc.	8.88	03/15/10	2,192,500
1,000,000	Penn National Gaming, Inc., Series B	11.13	03/01/08	1,080,000

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	CASINO HOTELS — (continued)
$ 3,000,000	Pinnacle Entertainment, Inc., Series B	9.25%	02/15/07	$3,075,000
1,000,000	Resorts International Hotel and Casino, Inc.	11.50	03/15/09	1,150,000
2,250,000	River Rock Entertainment Authority	9.75	11/01/11	2,368,125

				22,332,325

	CELLULAR TELECOM — 1.09%
1,000,000	Centennial Cellular Operating Co./ Centennial Communications Corp.	10.13	06/15/13	1,052,500
1,000,000	Western Wireless Corp.	9.25	07/15/13	1,020,000

				2,072,500

	CHEMICALS – DIVERSIFIED — 2.95%
2,000,000	Equistar Chemicals L.P./Equistar Funding Corp.	10.63	05/01/11	2,280,000
	Lyondell Chemical Co.
1,000,000		10.50	06/01/13	1,155,000
2,000,000		9.50	12/15/08	2,182,500

				5,617,500

	CHEMICALS – PLASTICS — 1.11%
	PolyOne Corp.
1,000,000		10.63	05/15/10	1,095,000
1,000,000		8.88	05/01/12	1,020,000

				2,115,000

	CHEMICALS – SPECIALTY — 0.83%
1,500,000	‡Crompton Corp.	9.88	08/01/12	1,575,000

	COAL — 1.10%
2,000,000	Massey Energy Co.	6.95	03/01/07	2,100,000

	COMMERCIAL SERVICES — 1.14%
2,000,000	Iron Mountain, Inc.	8.63	04/01/13	2,170,000

	COMPUTER SERVICES — 0.54%
1,000,000	Unisys Corp.	7.88	04/01/08	1,027,500

	CONSUMER PRODUCTS — 1.14%
2,000,000	Armkel llc/Armkel Finance	9.50	08/15/09	2,180,000

See Notes to Financial Statements.

11

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	CONTAINERS – METAL/GLASS — 6.40%
$ 2,500,000	Ball Corp.	6.88%	12/15/12	$2,662,500
3,000,000	Crown European Holdings S.A.	10.88	03/01/13	3,487,500
4,000,000	Owens-Illinois, Inc.	7.50	05/15/10	4,090,000
1,000,000	US Can Corp.	10.88	07/15/10	1,027,500
1,000,000	US Can Corp., Series B	12.38	10/01/10	920,000

				12,187,500

	CONTAINERS – PAPER/PLASTIC — 1.41%
1,000,000	‡Intertape Polymer US, Inc.	8.50	08/01/14	1,010,000
2,000,000	Radnor Holdings, Inc.	11.00	03/15/10	1,680,000

				2,690,000

	DISTRIBUTION/WHOLESALE — 1.04%
2,000,000	Nebraska Book Co., Inc.	8.63	03/15/12	1,990,000

	ELECTRIC – GENERATION — 1.76%
3,000,000	AES Corp.	9.50	06/01/09	3,352,500

	ELECTRIC – INTEGRATED — 3.60%
3,000,000	CMS Energy Corp.	9.88	10/15/07	3,333,750
3,305,000	PSEG Energy Holdings llc	7.75	04/16/07	3,528,087

				6,861,837

	ELECTRONIC COMPONENTS – SEMICONDUCTORS — 0.56%
1,000,000	Fairchild Semiconductor International, Inc.	10.50	02/01/09	1,070,000

	FOOD – MISCELLANEOUS/DIVERSIFIED — 1.16%
2,000,000	Del Monte Corp., Series B	9.25	05/15/11	2,200,000

	FORESTRY — 1.59%
2,950,000	Tembec Industries, Inc.	8.63	06/30/09	3,023,750

	FUNERAL SERVICES & RELATED ITEMS — 1.13%
2,000,000	Service Corp. International	7.70	04/15/09	2,155,000

	GAS – DISTRIBUTION — 1.13%
2,000,000	SEMCO Energy, Inc.	7.75	05/15/13	2,155,000

	HOME FURNISHINGS — 0.53%
1,000,000	‡Sealy Mattress Co.	8.25	06/15/14	1,010,000

	LIFE/HEALTH INSURANCE — 1.09%
2,000,000	‡Americo Life, Inc.	7.88	05/01/13	2,082,614

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	MACHINE TOOLS & RELATED PRODUCTS — 0.64%
$ 1,250,000	Thermadyne Holdings Corp.	9.25%	02/01/14	$1,215,625

	MACHINERY – FARM — 1.13%
2,000,000	AGCO Corp.	9.50	05/01/08	2,160,000

	MEDICAL – HOSPITALS — 0.55%
1,000,000	‡IASIS Healthcare llc/ IASIS Capital Corp.	8.75	06/15/14	1,047,500

	MEDICAL PRODUCTS & SERVICES — 0.52%
1,000,000	‡Encore Medical IHC, Inc., When- Issued	9.75	10/01/12	987,500

	METAL – ALUMINUM — 2.37%
10,033,000	‡Ormet Corp., In Default	11.00	08/15/08	4,514,850

	METALS – PROCESSORS & FABRICATORS — 0.82%
500,000	‡Mueller Group, Inc.	10.00	05/01/12	540,000
1,000,000	‡Transportation Technologies Industries, Inc.	12.50	03/31/10	1,026,250

				1,566,250

	MISCELLANEOUS MANUFACTURING — 1.44%
2,000,000	IPC Acquisition Corp.	11.50	12/15/09	2,200,000
500,000	Reddy Ice Group, Inc.	8.88	08/01/11	538,750

				2,738,750

	MULTI-LINE INSURANCE — 1.11%
2,128,000	Allmerica Financial Corp.	7.63	10/15/25	2,117,360

	MUSIC — 0.87%
1,600,000	‡Warner Music Group	7.38	04/15/14	1,656,000

	NON-HAZARDOUS WASTE DISPOSAL — 0.87%
1,565,000	Allied Waste North America, Series B	10.00	08/01/09	1,647,163

	OFFICE AUTOMATION & EQUIPMENT — 0.85%
1,500,000	Xerox Corp.	7.63	06/15/13	1,620,000

	OIL – EXPLORATION & PRODUCTION — 0.85%
1,500,000	Baytex Energy Ltd.	9.63	07/15/10	1,612,500

	OIL – REFINING & MARKETING — 1.85%
3,000,000	Premcor Refining Group, Inc.	9.50	02/01/13	3,532,500

	PAPER & RELATED PRODUCTS — 3.42%
2,500,000	Caraustar Industries, Inc.	9.88	04/01/11	2,675,000

See Notes to Financial Statements.

12

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	PAPER & RELATED PRODUCTS — (continued)
$ 1,500,000	Norske Skog Canada, Series D	8.63%	06/15/11	$1,627,500
2,000,000	Stone Container Corp.	9.75	02/01/11	2,215,000

				6,517,500

	PHYSICIANS PRACTICE MANAGEMENT — 0.81%
1,000,000	Ameripath, Inc.	10.50	04/01/13	1,020,000
500,000	‡US Oncology, Inc.	9.00	08/15/12	517,500

				1,537,500

	REAL ESTATE INVESTMENT TRUST — 0.59%
1,000,000	La Quinta Properties, Inc.	8.88	03/15/11	1,120,000

	RENTAL AUTO/EQUIPMENT — 0.98%
2,000,000	United Rentals North America, Inc.	7.75	11/15/13	1,875,000

	RETAIL – ARTS & CRAFTS — 1.14%
2,000,000	Michaels Stores, Inc.	9.25	07/01/09	2,170,000

	RETAIL – DISCOUNT — 0.53%
1,000,000	ShopKo Stores, Inc.	9.25	03/15/22	1,015,000

	RETAIL – DRUG STORE — 0.52%
1,000,000	‡Jean Coutu Group, Inc.	8.50	08/01/14	992,500

	RETAIL – MAJOR DEPARTMENT STORE — 0.89%
1,000,000	JC Penny Co., Inc.	8.00	03/01/10	1,138,750
500,000	Saks, Inc.	8.25	11/15/08	550,000

				1,688,750

	SATELLITE TELECOM — 0.79%
1,000,000	‡Inmarsat Finance plc	7.63	06/30/12	992,500
500,000	‡PanAmSat Corp.	9.00	08/15/14	520,000

				1,512,500

	SEISMIC DATA COLLECTION — 1.67%
3,000,000	Compagnie Generale de Geophysique S.A.	10.63	11/15/07	3,177,000

	SOAP & CLEANING PREPARATION — 1.18%
2,000,000	Johnsondiversey, Inc., Series B	9.63	05/15/12	2,240,000

	STEEL – PRODUCERS — 2.09%
2,500,000	AK Steel Corp.	7.75	06/15/12	2,443,750
1,298,000	United States Steel llc	10.75	08/01/08	1,531,640

				3,975,390

Principal Amount		Rate	Maturity Date	Value (Note 1)
CORPORATE BONDS — (continued)
	TELEPHONE – INTEGRATED — 4.67%
$ 500,000	Cincinnati Bell Telephone Co. MTN	6.33%	12/30/05	$497,500
3,000,000	Cincinnati Bell, Inc.	8.38	01/15/14	2,737,500
1,000,000	Eircom Funding	8.25	08/15/13	1,095,000
1,000,000	Madison River Capital llc/Madison River Financial Corp.	13.25	03/01/10	1,060,000
3,000,000	‡Qwest Services Corp.	13.50	12/15/10	3,502,500

				8,892,500

	TRANSPORTATION – MARINE — 1.78%
3,000,000	Overseas Shipholding Group	8.75	12/01/13	3,390,000

	TRANSPORTATION – RAIL — 1.01%
1,750,000	Kansas City Southern Railway	9.50	10/01/08	1,916,250

	TOTAL CORPORATE BONDS (Cost $167,670,212)			170,787,714

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 8.45%
16,100,000	Federal Home Loan Bank, Discount Note (Cost $16,099,329)	1.50	10/01/04	16,099,329

Shares
WARRANTS — 0.00%
8,500	†Mikohn Gaming Corp., Expires 08/15/08 (Cost $17,500)			3,400

TOTAL INVESTMENTS (Cost $183,787,041)	98.12%	$186,890,443
OTHER ASSETS & LIABILITIES (NET)	1.88	3,585,510

NET ASSETS	100.00%	$190,475,953

llc—Limited Liability Company

‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $27,065,964 or 14.21% of net assets.

L.P.—Limited Partnership

In Default—Security in default on interest payments.

When-Issued—Security purchased prior to its date of issuance.

plc—public limited company

MTN—Medium Term Note

Discount	Note—The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.
†	Non-income producing security

See Notes to Financial Statements.

13

Excelsior Funds Trust

Portfolio of Investments — September 30, 2004 (Unaudited)

High Yield Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Sector Diversification	% of Net Assets	Value
Services	19.16%	$36,488,288
Basic Materials	19.01	36,215,240
Industrials	13.29	25,307,625
Consumer Discretionary	10.97	20,896,000
U.S. Government and Agency Obligations	8.45	16,099,329
Technology	7.11	13,547,500
Utilities	6.49	12,369,337
Consumer Staples	3.48	6,620,000
Financials	2.79	5,319,974
Transportation	2.79	5,306,250
Energy	2.70	5,145,000
Health Care	1.88	3,572,500
Warrants	—	3,400

Total Investments	98.12%	$186,890,443
Other Assets & Liabilities (Net)	1.88	3,585,510

Net Assets	100.00%	$190,475,953

See Notes to Financial Statements.

14

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Long-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — 83.84%
$3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA)	5.000%	06/15/15	$3,325,440
3,000,000	Connecticut State Health & Education, Connecticut State University Revenue Bonds, Series E, (FGIC)	5.000	11/01/33	3,082,080
3,000,000	Florida State Jea St. Johns River Power Park System Revenue Bonds, 17th Series	5.250	10/01/13	3,332,790
2,800,000	#Marshall County, West Virginia, Pollution Control Authority, Mountaineer Carbon Revenue Bonds	1.720	12/01/20	2,800,000
3,000,000	Maryland State, Health and Higher Education, Johns Hopkins University Revenue Bonds, Series A	5.000	07/01/38	3,076,560
5,000,000	Maryland State, State and Local Facilities General Obligation Bonds, 1st Series	5.000	08/01/16	5,557,100
3,000,000	#New Jersey, Sports and Exposition Authority Revenue Bonds, Series B-1, (MBIA)	1.680	03/01/21	3,000,000
3,000,000	New York City, New York, Municipal Water and Sewer Authority Revenue Bonds, Series 2004-C	5.000	06/15/35	3,050,520
3,000,000	New York State, Environmental Facilities Revenue Bonds, Series I	5.000	06/15/33	3,072,030
3,000,000	North Carolina State, Public Improvement General Obligation Bonds, Series A	5.000	03/01/16	3,324,930
3,000,000	North Carolina State, University of North Carolina Revenue Bonds	5.000	12/01/33	3,070,650

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$3,000,000	Orange County, California, Sanitation District Certificates of Participation, (FGIC)	5.000%	02/01/33	$3,062,010
3,000,000	Orlando & Orange County Expressway Authority Revenue Bonds, Series B, (AMBAC)	5.000	07/01/35	3,061,530
3,000,000	#Palm Beach County, Florida, School Board Certificates of Participation, Series B, (AMBAC)	1.720	08/01/29	3,000,000
3,000,000	#Pennsylvania State University Revenue Bonds, Series A	1.670	04/01/31	3,000,000
3,000,000	Seattle, Washington, Municipal Light & Power Revenue Bonds, (FSA)	5.000	11/01/28	3,061,290
3,000,000	University of California Revenue Bonds, Multi-Purpose Projects, Series Q, (FSA)	5.000	09/01/34	3,062,550

	TOTAL TAX-EXEMPT SECURITIES (Cost $53,913,990)			54,939,480

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 10.42%
3,000,000	Houston, Texas, Water & Sewer Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100)	5.000	12/01/30	3,366,510
3,000,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100)	5.500	05/01/16	3,460,680

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $6,210,599)			6,827,190

See Notes to Financial Statements.

15

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

Shares		Value (Note 1)
SHORT-TERM INVESTMENTS — 0.27%
175,806	@BlackRock Muni Fund	$175,806
1	@Dreyfus Tax Exempt Cash Fund	1

	TOTAL SHORT-TERM INVESTMENTS (Cost $175,807)	175,807

TOTAL INVESTMENTS (Cost $60,300,396)	94.53%	$61,942,477
OTHER ASSETS & LIABILITIES (NET)	5.47	3,581,922

NET ASSETS	100.00%	$65,524,399

FSA—Financial Security Assurance

FGIC—Financial Guaranty Insurance Corp.

#	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of September 30, 2004.

MBIA—Municipal Bond Insurance Assoc.

AMBAC—American Municipal Bond Assurance Corp.

@	Registered Investment Company

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately 10% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

State Diversification	% of Net Assets	Value
Florida	14.34%	$9,394,320
Maryland	13.18	8,633,660
Pennsylvania	9.86	6,460,680
North Carolina	9.76	6,395,580
California	9.35	6,124,560
New York	9.34	6,122,550
Texas	5.14	3,366,510
Nevada	5.07	3,325,440
Connecticut	4.70	3,082,080
Washington	4.67	3,061,290
New Jersey	4.58	3,000,000
West Virginia	4.27	2,800,000
Registered Investment Companies	0.27	175,807

Total Investments	94.53%	$61,942,477
Other Assets & Liabilities (Net)	5.47	3,581,922

Net Assets	100.00%	$65,524,399

See Notes to Financial Statements.

16

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — 88.07%
$10,000,000	#Alaska State Housing Finance Authority, Capital Project Revenue Bonds, Series C, (MBIA)	1.710%	07/01/22	$10,000,000
10,000,000	Clark County, Nevada, School District General Obligation Bonds, Series B, (FSA)	5.000	06/15/12	11,160,800
10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A	5.250	11/15/10	11,247,500
10,000,000	Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure, Series A, (FGIC)	5.500	10/01/10	11,367,000
10,000,000	Cook County, Illinois, General Obligation Bonds, Series D, (AMBAC)	5.250	11/15/11	11,233,400
10,000,000	Dallas, Texas, Water Works & Sewer System Revenue Bonds, (FSA)	5.375	10/01/12	11,424,100
10,000,000	Detroit, Michigan, Sewer Disposal Revenue Bonds, Series A, (FSA)	5.000	07/01/14	11,088,600
10,000,000	Florida State Division Board Finance Department, General Services Revenue Bonds, Series A, Department of Environmental Protection-Preservation 2000, (FSA)	6.000	07/01/13	11,909,100
10,000,000	Florida State Jea St. Johns River Power Park System Revenue Bonds, 17th Series	5.250	10/01/13	11,109,300
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA)	5.500	02/01/12	11,413,200
10,000,000	Illinois State General Obligation Bonds, First Series, (MBIA)	5.500	08/01/14	11,541,800

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Illinois State Sales Tax Revenue Bonds, First Series, (FSA)	5.250%	06/15/13	$11,285,600
14,800,000	#Iowa State, Finance Authority, Multifamily Housing Village Court Association Revenue Bonds, Series B	1.710	11/01/15	14,800,000
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA)	6.500	12/15/11	12,105,100
14,710,000	#Kansas State Department of Transportation Highway Revenue Bonds, Series C-1	1.720	09/01/19	14,710,000
10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA)	5.000	07/01/13	11,160,300
10,000,000	Maryland State General Obligation Bonds, State & Local Facilities Loan, 1st Series	5.250	03/01/13	11,397,300
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA)	5.250	10/15/14	11,270,300
10,000,000	New Jersey State General Obligation Bonds, Series D	6.000	02/15/11	11,624,500
20,000,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series C, (FSA)	5.500	12/15/10	22,697,400
10,000,000	New York State Dormitory Authority, State University Educational Facilities Revenue Bonds, Series B, (FSA)	5.250	05/15/11	11,263,200

See Notes to Financial Statements.

17

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Pennsylvania State General Obligation Bonds	5.500%	02/01/13	$11,487,100
10,000,000	Pennsylvania State General Obligation Bonds, First Series, (MBIA)	5.250	02/01/12	11,307,400
10,000,000	Pennsylvania State General Obligations Bonds, Second Series, (FGIC)	5.250	10/01/14	11,446,300
10,000,000	South Carolina State Public Services Authority Revenue Bonds, Series A, (FSA)	5.500	01/01/11	11,381,800
14,000,000	#Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Project, Series B	1.740	07/01/37	14,000,000

	TOTAL TAX-EXEMPT SECURITIES (Cost $304,014,706)			315,431,100

TAX-EXEMPT SECURITY — BACKED BY LETTERS OF CREDIT — 2.79%
	PNC BANK N.A.
10,000,000	#Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Revenue Bonds, Series E-3 (Cost $10,000,000)	1.670	11/01/14	10,000,000

TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — 6.30%
10,000,000	Chicago, Illinois, Metropolitan Water Reclamation District Authority General Obligation Bonds, Series A (Escrowed to Maturity)	5.250	12/01/10	11,279,600

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — (continued)
$10,000,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series A (Escrowed to Maturity)	5.250%	06/15/11	$11,290,300

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $21,058,656)			22,569,900

Shares
SHORT-TERM INVESTMENTS — 1.84%
6,583,062	@BlackRock Muni Fund			6,583,062
1	@Dreyfus Tax Exempt Cash Fund			1

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,583,063)			6,583,063

TOTAL INVESTMENTS (Cost $341,656,425)	99.00%	$354,584,063
OTHER ASSETS & LIABILITIES (NET)	1.00	3,568,463

NET ASSETS	100.00%	$358,152,526

#	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of September 30, 2004.

MBIA—Municipal Bond Insurance Assoc.

FSA—Financial Security Assurance

FGIC—Financial Guaranty Insurance Corp.

AMBAC—American Municipal Bond Assurance Corp.

@	Registered Investment Company

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately, 9% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

18

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

State Diversification	% of Net Assets	Value
New Jersey	12.73%	$45,612,200
Illinois	12.66	45,340,400
Pennsylvania	12.35	44,240,800
Alaska	6.70	24,000,000
Colorado	6.52	23,352,600
Florida	6.43	23,018,400
Michigan	6.24	22,358,900
Iowa	4.13	14,800,000
Kansas	4.11	14,710,000
Texas	3.19	11,424,100
Hawaii	3.19	11,413,200
Maryland	3.18	11,397,300
South Carolina	3.18	11,381,800
Connecticut	3.17	11,367,000
New York	3.14	11,263,200
Nevada	3.12	11,160,800
California	3.12	11,160,300
Registered Investment Companies	1.84	6,583,063

Total Investments	99.00%	$354,584,063
Other Assets & Liabilities (Net)	1.00	3,568,463

Net Assets	100.00%	$358,152,526

See Notes to Financial Statements.

19

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Short-Term Tax-Exempt Securities Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — 95.80%
$15,000,000	California State, Economic Recovery General Obligation Bonds, Series A	5.000%	07/01/07	$16,159,800
10,000,000	#Detroit, Michigan, Water Supply System Revenue Bonds, Series C, (FGIC)	1.700	07/01/29	10,000,000
10,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series A	5.000	06/01/07	10,739,600
6,000,000	Georgia State Road & Thruway Authority Revenue Bonds	4.000	10/01/07	6,337,500
13,500,000	#Gwinnett County, Georgia, Development Authority Revenue Bonds, Civic & Cultural Center Project	1.660	09/01/31	13,500,000
10,000,000	Massachusetts State General Obligation Bonds, Series B	4.000	08/01/06	10,372,300
22,500,000	Memphis, Tennessee, Electric System Revenue Bonds, Series A, (FSA)	5.000	12/01/07	24,338,250
10,025,000	#Metropolitan Government of Nashville & Davidson County, Tennessee, Health & Educational Facilities Revenue Bonds, Vanderbilt University, Series C-2	1.650	10/01/30	10,025,000
10,000,000	#Michigan State, Technological University Revenue Bonds, Series A, (AMBAC)	1.670	10/01/18	10,000,000
11,000,000	Montgomery County, Maryland, General Obligation Bonds, Series A	5.000	11/01/07	11,964,700
5,000,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Series B	4.000	11/15/05	5,120,950

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	New Jersey State, Economic Development Authority Revenue Bonds, School Facilities, Series F	5.000%	06/15/07	$10,728,300
10,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Future Tax, Sub-Series D-1	5.000	11/01/07	10,842,800
13,500,000	#New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, (AMBAC)	1.680	01/01/32	13,500,000
13,500,000	#Orlando, Florida, Utilities Commission Water & Electric Revenue Bonds, Series A	1.700	10/01/17	13,500,000
11,800,000	#Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Carnegie Mellon University Project, Series C	1.710	11/01/29	11,800,000
10,350,000	#Pennsylvania State University Revenue Bonds, Series A	1.670	03/01/32	10,350,000
10,000,000	Seattle, Washington, Municipal Light & Power Revenue Bonds, (FSA)	5.000	11/01/06	10,599,600
11,000,000	Texas State Public Finance Authority General Obligation Bonds, Series A	5.250	10/01/07	11,975,370
22,000,000	Texas State Public Finance Authority Revenue Bonds, Series A, (FSA)	5.000	12/15/07	23,818,740
5,000,000	#Uinta County, Wyoming, Pollution Control Revenue Bonds, Chevron USA, Inc. Project Revenue Bonds,	1.730	08/15/20	5,000,000

See Notes to Financial Statements.

20

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$ 8,000,000	University of Maryland Revenue Bonds, Auxiliary Facility & Tuition, Series A	5.000%	04/01/05	$8,135,440
7,350,000	#University of Minnesota Revenue Bonds, Series A	1.580	08/01/31	7,350,000

	TOTAL TAX-EXEMPT SECURITIES (Cost $266,026,937)			266,158,350

TAX-EXEMPT SECURITY — BACKED BY LETTERS OF CREDIT — 3.60%
	BNP PARIBAS
10,000,000	#New York State Housing Finance Agency Service Revenue Bonds, Series E (Cost $10,000,000)	1.680	03/15/27	10,000,000

Shares
SHORT-TERM INVESTMENTS — 0.07%
193,517	@BlackRock Muni Fund			193,517
1	@Dreyfus Tax Exempt Cash Fund			1

	TOTAL SHORT-TERM INVESTMENTS (Cost $193,518)			193,518

TOTAL INVESTMENTS (Cost $276,220,455)	99.47%	$276,351,868
OTHER ASSETS & LIABILITIES (NET)	0.53	1,471,318

NET ASSETS	100.00%	$277,823,186

#	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of September 30, 2004.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

AMBAC—American Municipal Bond Assurance Corp.

@ Registered Investment Company

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately, 4% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

21

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

State Diversification	% of Net Assets	Value
New York	14.20%	$39,463,750
Texas	12.88	35,794,110
Tennessee	12.37	34,363,250
Florida	8.73	24,239,600
Pennsylvania	7.97	22,150,000
Maryland	7.23	20,100,140
Michigan	7.20	20,000,000
Georgia	7.14	19,837,500
California	5.82	16,159,800
New Jersey	3.86	10,728,300
Washington	3.82	10,599,600
Massachusetts	3.73	10,372,300
Minnesota	2.65	7,350,000
Wyoming	1.80	5,000,000
Registered Investment Companies	0.07	193,518

Total Investments	99.47%	$276,351,868
Other Assets & Liabilities (Net)	0.53	1,471,318

Net Assets	100.00%	$277,823,186

See Notes to Financial Statements.

22

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — 92.95%
$ 7,245,000	#Babylon, New York, General Obligation Bonds, (AMBAC)	1.660%	09/01/17	$7,245,000
10,000,000	Long Island Power Authority, New York Electric Authority, Revenue Bonds, Series A, (AMBAC)	5.500	12/01/09	11,261,800
10,000,000	Long Island Power Authority, New York Electric Authority, Revenue Bonds, Series A, (AMBAC)	5.500	12/01/11	11,446,400
15,000,000	Nassau County, New York, Interim Finance Authority, Revenue Bonds, Series B, (AMBAC)	5.000	11/15/12	16,812,600
1,650,000	#New York City, New York, Municipal Water & Sewer System Authority, Revenue Bonds	1.730	06/15/18	1,650,000
7,000,000	New York City, New York, Transitional Finance Authority, Revenue Bonds, Series A	5.250	11/01/10	7,839,370
10,000,000	New York State, Dormitory Authority Revenue Bonds, Series B	5.250	05/15/12	11,082,600
5,000,000	New York State, Dormitory Authority, New York University Revenue Bonds, Series A, (AMBAC)	5.750	07/01/12	5,852,700
7,000,000	New York State, Dormitory Authority, State Personal Income Tax Revenue Bonds, Series A	5.500	03/15/12	7,979,230
7,000,000	New York State, Environmental Facilities Revenue Bonds, Municipal Water Project, Series K	5.000	06/15/12	7,832,790

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$ 5,000,000	New York State, Local Government Assistance Authority Revenue Bonds, Series A-1, (FSA)	5.000%	04/01/12	$5,559,900
7,000,000	New York State, Thruway Authority Revenue Bonds, Local Highway & Bridge Project, Series C	5.500	04/01/12	8,019,410
5,000,000	New York State, Thruway Authority Revenue Bonds, Series A, (MBIA)	5.000	04/01/11	5,548,300
10,000,000	New York State, Thruway Authority Service Construction Revenue Bonds, Local Highway & Bridge Project	5.500	04/01/14	11,230,500
5,000,000	New York State, Urban Development Revenue Bonds, Correctional Facilities, Series A	6.500	01/01/10	5,797,600
2,900,000	#Port Authority New York & New Jersey Special Obligation Revenue Bonds, Versatile Structure Obligations, Series 2	1.730	05/01/19	2,900,000
5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA)	6.000	07/01/11	5,912,150
6,700,000	#Suffolk County, New York, Water Authority, Bond Anticipation Notes	1.690	01/01/08	6,700,000
5,800,000	#Westchester County, New York, Health Revenue Bonds, Series C-1	1.350	11/01/19	5,800,000

	TOTAL TAX-EXEMPT SECURITIES (Cost $141,948,397)			146,470,350

See Notes to Financial Statements.

23

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITY — ESCROWED IN U.S. GOVERNMENTS — 5.15%
$ 7,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA), (Prefunded 07/01/13 @100) (Cost $8,026,950)	5.375%	07/01/21	$8,111,810

Shares
OTHER INVESTMENTS — 0.62%
974,857	@BlackRock Institutional New York Money Market Fund			974,857
1	@Dreyfus New York Tax Exempt Cash Fund			1

	TOTAL OTHER INVESTMENTS (Cost $974,858)			974,858

TOTAL INVESTMENTS (Cost $150,950,205)	98.72%	$155,557,018
OTHER ASSETS & LIABILITIES (NET)	1.28	2,017,967

NET ASSETS	100.00%	$157,574,985

#	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of September 30, 2004.

AMBAC—American Municipal Bond Assurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Assoc.

@	Registered Investment Company

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately, 5% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	89.25%	$140,637,160
General Obligation Bonds	4.60	7,245,000
Bond Anticipation Notes	4.25	6,700,000
Registered Investment Companies	0.62	974,858

Total Investments	98.72%	$155,557,018
Other Assets & Liabilities (Net)	1.28	2,017,967

Net Assets	100.00%	$157,574,985

See Notes to Financial Statements.

24

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

California Tax-Exempt Income Fund

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — 90.74%
$ 545,000	Alameda-Contra Costa, California, Certificates of Participation, Transportation District, (AMBAC)	4.000%	08/01/12	$568,113
595,000	Berkeley, California, Unified School District, General Obligation Bonds, (FGIC)	4.375	08/01/06	622,662
35,000	California Educational Facilities Authority, Santa Clara University Revenue Bonds, (MBIA)	4.900	09/01/06	37,030
750,000	California Educational Facilities Authority, Stanford University Revenue Bonds, Series R	5.000	11/01/11	839,857
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC)	4.500	02/01/13	1,075,350
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series T	5.000	12/01/11	1,093,370
500,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series U	4.000	12/01/06	522,170
750,000	California State Infrastructure & Economic Revenue Bonds, Bay Area Toll Bridges, Series A, (FSA)	5.000	07/01/11	831,217
250,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series D, (MBIA)	4.850	09/01/08	271,900

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	California State, Department of Water Resources Revenue Bonds, Series Y, (FGIC)	5.000%	12/01/10	$1,114,590
1,000,000	California State, Economic Recovery General Obligation Bonds, Series A, (FGIC)	5.250	07/01/14	1,137,120
750,000	California State, General Obligation Bonds	6.250	04/01/08	841,537
750,000	California State, General Obligation Bonds, (MBIA)	7.500	10/01/07	864,848
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment	5.000	07/01/13	1,116,030
315,000	Central Coast, Water Authority, California, Revenue Bonds, State Water Project, Series A, (AMBAC)	6.000	10/01/05	328,608
1,000,000	Central Valley School District Financing Authority, California, School District General Obligation Bonds, Series A, (MBIA)	6.150	08/01/09	1,157,420
1,100,000	Cerritos, California, Public Financing Authority Tax Allocation Bonds, Redevelopment Project, Series A, (AMBAC)	3.000	11/01/10	1,099,989
545,000	Chino Basin, California, Regional Financing Authority Municipal Water District Sewer System Project, (AMBAC)	7.000	08/01/05	569,160
350,000	Contra Costa County, California, Certificates of Participation, Capital Projects, (AMBAC)	4.625	02/01/07	371,312

See Notes to Financial Statements.

25

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

California Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$ 550,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)	6.000%	03/01/07	$601,678
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)	6.000	03/01/08	1,121,200
750,000	East Bay, California, Regional Park District Authority General Obligation Bonds	5.000	09/01/07	811,425
250,000	Escondido, California, Unified School District General Obligation Bonds, Series A, (FGIC)	5.000	09/01/08	273,690
1,150,000	Fairfield-Suisun, Unified School District, California, General Obligation Bonds, (MBIA)	4.250	08/01/10	1,229,396
975,000	Foothill-De Anza, California, Community College District, General Obligation Bonds, (FGIC)	5.000	08/01/14	1,072,871
155,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC)	4.800	09/01/06	163,700
750,000	Glendale, California, Unified School District General Obligation Bonds, Series D, (MBIA)	4.500	09/01/13	798,000
745,000	Los Altos, California, School District General Obligation Bonds, Series A, (FSA)	5.000	08/01/06	787,942
300,000	Los Angeles County, California, Public Works Financing Authority, Revenue Bonds, Regional Park & Open Space District, Series A	5.250	10/01/05	311,274

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$ 500,000	Los Angeles, California, Department of Airports Revenue Bonds, Series A, (FGIC)	6.000%	05/15/05	$513,285
150,000	Los Angeles, California, Municipal Improvement Revenue Bonds, Series A, (FSA)	4.875	02/01/06	156,237
750,000	Los Angeles, California, Municipal Improvement Revenue Bonds, Series B, (AMBAC)	4.600	02/01/06	778,500
1,000,000	Los Angeles, California, Sanitation Equipment Revenue Bonds, Series A, (FSA)	5.000	02/01/10	1,102,840
500,000	Los Angeles, California, Unified School District General Obigation Bonds, Series F, (FSA)	4.500	07/01/13	539,295
1,000,000	Los Angeles, California, Wastewater System Revenue Bonds, Series A, (FGIC)	5.500	06/01/10	1,134,680
1,000,000	Los Angeles, California, Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1	5.000	07/01/14	1,106,490
370,000	Marin, California, Municipal Water District Revenue Bonds, (AMBAC)	4.000	07/01/10	390,361
700,000	Metropolitan Water District of Southern California, General Obligation Bonds	4.250	03/01/08	747,299
1,000,000	Metropolitan Water District of Southern California, General Obligation Bonds, Series A	3.000	03/01/08	1,026,760
960,000	Metropolitan Water District of Southern California, Revenue Bonds	5.750	07/01/09	1,093,968
120,000	Metropolitan Water District of Southern California, Revenue Bonds, Series B	5.250	07/01/07	129,422

See Notes to Financial Statements.

26

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

California Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Modesto, California, Irrigation District Financing Authority Certificates of Participation, Series A, (MBIA)	4.000%	07/01/09	$1,062,010
975,000	Modesto, California, Irrigation District Financing Authority Revenue Bonds, Series A, (MBIA)	5.450	10/01/07	1,063,442
1,000,000	Moulton-Niguel, California, Water District General Obligation Bonds, (AMBAC)	4.000	09/01/10	1,056,500
500,000	Napa County, California, Flood Protection & Watershed Improvement Revenue Bonds, Series A, (FGIC)	5.000	06/15/13	543,225
250,000	Northern California Power Agency, Public Power Revenue Bonds, Geothermal Project, Series A, (AMBAC)	5.500	07/01/05	257,145
125,000	Northern California Power Agency, Public Power Revenue Bonds, Series A, (AMBAC)	5.600	07/01/06	133,004
250,000	Novato, California, General Obligation Bonds, Series A, (MBIA)	6.250	08/01/07	277,445
1,100,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 1st Senior, (AMBAC)	6.000	02/15/08	1,231,637
1,000,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 2nd Senior, (FGIC)	6.000	02/15/07	1,092,260
1,000,000	Oxnard, California, Wastewater District Financing Authority Revenue Bonds, (FGIC)	3.500	06/01/09	1,041,430

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA)	5.500%	08/01/10	$1,135,460
250,000	Sacramento County, California, Certificates of Participation, Public Facilities Project, (MBIA)	4.875	02/01/05	252,695
255,000	Sacramento, California, City Financing Authority Lease Revenue Bonds, Series A, (AMBAC)	5.050	11/01/06	271,618
300,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project, (MBIA)	5.500	08/01/07	327,972
255,000	San Bernardino County, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (MBIA)	4.625	03/01/05	258,205
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC)	5.000	11/01/11	1,116,450
250,000	San Diego, California, General Obligation Bonds, Public Safety Communication Project	6.500	07/15/08	284,565
1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC)	5.200	05/15/13	1,042,230
300,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, Series B, (FGIC)	5.000	05/15/08	325,386
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA)	5.000	08/01/11	1,112,730

See Notes to Financial Statements.

27

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

California Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$ 875,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds	5.500%	07/01/07	$954,240
1,500,000	San Francisco, California, City & County Airports Commission Airport Revenue Bonds, 2nd Series, Issue 20, (MBIA)	5.000	05/01/06	1,575,255
1,000,000	San Francisco, California, City & County General Obligation Bonds, (FSA)	5.000	06/15/08	1,097,680
680,000	San Francisco, California, City & County General Obligation Bonds, Series 1, (FGIC)	4.500	06/15/05	693,886
1,020,000	San Francisco, California, City & County Parking Authority Revenue Bonds, Parking Meter Project, Series 1, (FGIC)	4.000	06/01/06	1,057,444
500,000	San Jose, California, Redevelopment Agency Tax Allocation Bonds, Merged Area Redevelopment Project, (AMBAC)	5.000	08/01/07	540,520
625,000	San Jose, California, Redevelopment Agency Tax Allocation Bonds, Merged Area Redevelopment Project, (AMBAC)	4.750	08/01/05	641,263
750,000	San Mateo County, California, Transportation District, Sales Tax Revenue Bonds, Series A, (FSA)	5.000	06/01/09	830,160
800,000	San Mateo–Foster City, California, School District, General Obligation Bonds, (FSA)	4.000	09/01/13	830,200

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — (continued)
$ 510,000	Santa Barbara, California, Waterfront Certificates of Participation, (AMBAC)	4.125%	10/01/12	$539,335
1,075,000	Santa Clara County, California, Financing Authority, Series A, (AMBAC)	4.500	05/15/12	1,128,094
500,000	Santa Clara County, California, Transportation District, Sales Tax Revenue Bonds, Series A	4.500	06/01/06	522,415
1,000,000	Santa Rosa, California, Wastewater System Revenue Bonds, Series B	4.000	09/01/11	1,052,500
1,000,000	Southern California Public Power Authority Revenue Bonds, Series A, (MBIA)	5.250	07/01/09	1,108,550
1,000,000	Southern California Public Power Authority Revenue Bonds, Southern Transmission, Series B, (FSA)	4.250	07/01/11	1,066,280
600,000	University of California Revenue Bonds, Multi-Purpose Projects, Series F, (FGIC)	5.000	09/01/08	642,420

	TOTAL TAX- EXEMPT SECURITIES (Cost $56,556,225)			58,518,247

TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — 3.57%
100,000	California Educational Facilities Authority Revenue Bonds, Santa Clara University Project, (MBIA) (Escrowed to Maturity)	4.900	09/01/06	105,974

See Notes to Financial Statements.

28

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

California Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value (Note 1)
TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS — (continued)
$ 125,000	Los Angeles, California, Department of Water & Power Revenue Bonds, (AMBAC) (Escrowed to Maturity)	4.600%	08/15/06	$126,762
40,000	Metropolitan Water District of Southern California, Revenue Bonds (Escrowed to Maturity)	5.750	07/01/09	45,755
80,000	Metropolitan Water District of Southern California, Revenue Bonds (Prerefunded 07/01/06 @ 102)	5.250	07/01/07	86,484
125,000	Northern California Power Agency, Public Power Revenue Bonds, Series A, (AMBAC) (Escrowed to Maturity)	5.600	07/01/06	133,336
400,000	Sacramento County, California, Sanitation District Revenue Bonds (Escrowed to Maturity)	5.500	12/01/05	417,924
825,000	San Bernardino County, California, Certificates of Participation, Medical Center Financing Project, Series A, (MBIA) (Prerefunded 08/01/05 @ 102)	5.500	08/01/22	868,709
500,000	San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds, (FGIC) (Prerefunded 07/01/05 @ 101)	5.500	07/01/20	519,880

	TOTAL TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS (Cost $2,234,706)			2,304,824

Shares		Value (Note 1)
SHORT-TERM INVESTMENTS — 4.74%
1,526,443	@BlackRock California Money Fund	$1,526,443
1,528,300	@Federated California Money Fund	1,528,300

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,054,743)	3,054,743

TOTAL INVESTMENTS (Cost $61,845,674)	99.05%	$63,877,814
OTHER ASSETS & LIABILITIES (NET)	0.95	614,569

NET ASSETS	100.00%	$64,492,383

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

MBIA—Municipal Bond Insurance Assoc.

FSA—Financial Security Assurance

@	Registered Investment Company

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately 4% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

29

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

California Tax-Exempt Income Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	55.58%	$35,848,047
General Obligation Bonds	25.04	16,150,541
Certificates of Participation	6.57	4,237,887
Registered Investment Companies	4.74	3,054,743
Tax Allocation Bonds	3.54	2,281,772
Prerefunded	2.29	1,475,073
Escrowed to Maturity	1.29	829,751

Total Investments	99.05%	$63,877,814
Other Assets & Liabilities (Net)	0.95	614,569

Net Assets	100.00%	$64,492,383

See Notes to Financial Statements.

30

[THIS PAGE INTENTIONALLY LEFT BLANK]

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

	Managed Income Fund	Intermediate- Term Managed Income Fund	Short-Term Government Securities Fund	High Yield Fund
ASSETS:
Investments, at cost–see accompanying portfolios	$259,495,970	$383,799,495	$465,902,369	$183,787,041

Investments, at value (Note 1)	$268,559,505	$390,716,430	$463,985,148	$186,890,443
Cash	—	—	—	92,831
Interest receivable	1,718,212	2,877,264	2,150,890	4,015,906
Receivable for investments sold	—	—	252,111	4,144,375
Receivable for fund shares sold	232,567	709,441	835,009	385,097

Total Assets	270,510,284	394,303,135	467,223,158	195,528,652
LIABILITIES:
Payable for dividends declared	681,517	1,038,750	981,882	771,583
Payable for investments purchased	—	—	7,391,312	2,743,140
Payable for fund shares redeemed	317,733	181,958	289,081	1,369,538
Investment advisory fees payable (Note 2)	85,263	33,385	47,832	84,347
Administration fees payable (Note 2)	32,798	48,312	57,197	23,621
Shareholder servicing fees payable (Note 2)	52,512	60,760	96,819	39,405
Directors’/Trustees’ fees and expenses payable (Note 2)	1,093	1,640	1,888	1,111
Due to custodian bank	—	9,730	—	—
Accrued expenses and other payables	71,106	72,499	93,382	19,954

Total Liabilities	1,242,022	1,447,034	8,959,393	5,052,699

NET ASSETS	$269,268,262	$392,856,101	$458,263,765	$190,475,953

NET ASSETS consist of:
Distributions in excess of net investment income	$(70,658)	$(91,239)	$(990,455)	$(1,324,853)
Accumulated net realized gain (loss) on investments	1,575,899	444,466	(4,135,703)	(63,057,678)
Unrealized appreciation (depreciation) of investments	9,063,535	6,916,935	(1,917,221)	3,103,402
Par value (Note 5)	28,898	53,803	64,494	404
Paid-in capital in excess of par value	258,670,588	385,532,136	465,242,650	251,754,678

Net Assets	$269,268,262	$392,856,101	$458,263,765	$190,475,953

Net Assets:
Shares	$269,268,262	$392,856,101	$458,263,765	$168,933,725
Institutional shares	—	—	—	21,542,228
Shares Outstanding (Note 5):
Shares	28,897,810	53,802,660	64,493,964	35,789,341
Institutional shares	—	—	—	4,564,338
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Shares	$9.32	$7.30	$7.11	$4.72

Institutional shares	—	—	—	$4.72

See Notes to Financial Statements.

32

Long-Term Tax-Exempt Fund	Intermediate- Term Tax-Exempt Fund	Short-Term Tax-Exempt Securities Fund	New York Intermediate- Term Tax-Exempt Fund	California Tax-Exempt Income Fund

$60,300,396	$341,656,425	$276,220,455	$150,950,205	$61,845,674

$61,942,477	$354,584,063	$276,351,868	$155,557,018	$63,877,814
—	—	—	—	—
734,379	4,326,396	2,834,261	2,184,960	702,635
3,000,000	—	—	—	—
37,139	268,960	173,897	311,635	90,000

65,713,995	359,179,419	279,360,026	158,053,613	64,670,449

126,535	735,070	271,583	296,373	146,221
—	—	—	—	—
4,182	54,288	1,101,335	68,376	5,629
13,983	56,943	34,407	42,612	—
8,244	45,019	35,080	19,545	5,795
16,749	69,899	42,554	26,673	9,927

287	1,716	1,582	742	318
—	—	—	—	—
19,616	63,958	50,299	24,307	10,176

189,596	1,026,893	1,536,840	478,628	178,066

$65,524,399	$358,152,526	$277,823,186	$157,574,985	$64,492,383

$—	$—	$—	$—	$—
(903,636)	1,544,163	(274,416)	893,417	16,486
1,642,081	12,927,638	131,413	4,606,813	2,032,140
6,495	37,208	38,641	17,605	8,716
64,779,459	343,643,517	277,927,548	152,057,150	62,435,041

$65,524,399	$358,152,526	$277,823,186	$157,574,985	$64,492,383

$65,524,399	$358,152,526	$277,823,186	$157,574,985	$64,492,383
—	—	—	—	—

6,495,016	37,208,209	38,640,930	17,604,994	8,715,731
—	—	—	—	—

$10.09	$9.63	$7.19	$8.95	$7.40

—	—	—	—	—

See Notes to Financial Statements.

33

Excelsior Funds

Statements of Operations

Six Months Ended September 30, 2004 (Unaudited)

	Managed Income Fund	Intermediate- Term Managed Income Fund	Short-Term Government Securities Fund	High Yield Fund
INVESTMENT INCOME:
Interest income	$6,644,412	$7,985,701	$6,924,315	$6,770,088

EXPENSES:
Investment advisory fees (Note 2)	973,556	683,559	679,712	708,595
Shareholder servicing fees — Shares (Note 2)	314,133	468,730	566,428	186,163
Administration fees (Note 2)	196,839	296,179	343,579	134,291
Transfer agent fees	84,489	21,624	54,477	17,905
Legal and audit fees	36,199	51,334	58,118	26,794
Registration and filing fees	14,047	9,373	12,456	18,172
Shareholder reports	8,617	11,449	14,007	7,280
Custodian fees	6,899	11,525	11,125	3,397
Directors’/Trustees’ fees and expenses (Note 2)	2,966	4,462	5,165	5,376
Miscellaneous expenses	11,577	17,979	16,954	11,460

Total Expenses	1,649,322	1,576,214	1,762,021	1,119,433
Fees waived and reimbursed by:
Investment adviser (Note 2)	(434,589)	(414,180)	(323,350)	(194,162)
Administrator (Note 2)	(43,265)	(65,368)	(75,529)	(29,194)

Net Expenses	1,171,468	1,096,666	1,363,142	896,077

NET INVESTMENT INCOME	5,472,944	6,889,035	5,561,173	5,874,011

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on security transactions	354,264	(123,515)	(2,654,477)	182,742
Change in unrealized appreciation/depreciation of investments during the period	(3,564,652)	(5,525,234)	(3,732,334)	138,520

Net realized and unrealized gain (loss) on investments	(3,210,388)	(5,648,749)	(6,386,811)	321,262

Net increase (decrease) in net assets resulting from operations	$2,262,556	$1,240,286	$(825,638)	$6,195,273

See Notes to Financial Statements.

34

Long-Term Tax-Exempt Fund	Intermediate- Term Tax-Exempt Fund	Short-Term Tax-Exempt Securities Fund	New York Intermediate- Term Tax-Exempt Fund	California Tax-Exempt Income Fund

$1,163,486	$6,044,662	$2,575,994	$2,648,075	$1,179,225

168,253	645,296	458,683	405,501	160,547
81,098	451,710	366,949	194,641	77,063
51,026	279,576	231,874	122,977	48,690
13,217	16,694	7,063	6,076	3,812
14,437	48,704	42,032	25,261	13,065
8,233	10,435	7,381	7,757	6,855
2,456	12,191	9,173	5,231	1,998
3,148	8,614	7,762	4,620	3,630
1,501	8,083	6,715	3,593	1,385
3,991	13,964	12,061	7,110	8,830

347,360	1,495,267	1,149,693	782,767	325,875

(66,125)	(231,735)	(177,883)	(104,910)	(151,868)
(11,284)	(61,864)	(51,897)	(27,280)	(13,023)

269,951	1,201,668	919,913	650,577	160,984

893,535	4,842,994	1,656,081	1,997,498	1,018,241

(355,446)	—	(322,246)	—	17,150
231,474	(3,154,409)	(1,299,129)	(768,916)	(885,006)

(123,972)	(3,154,409)	(1,621,375)	(768,916)	(867,856)

$769,563	$1,688,585	$34,706	$1,228,582	$150,385

See Notes to Financial Statements.

35

Excelsior Funds

Statements of Changes in Net Assets

	Managed Income Fund	Intermediate- Term Managed Income Fund	Short-Term Government Securities Fund
Six Months Ended September 30, 2004 (Unaudited)
Net investment income	$5,472,944	$6,889,035	$5,561,173
Net realized gain (loss) on security transactions	354,264	(123,515)	(2,654,477)
Change in unrealized appreciation (depreciation) of investments during the period	(3,564,652)	(5,525,234)	(3,732,334)

Net increase (decrease) in net assets resulting from operations	2,262,556	1,240,286	(825,638)
Distributions to shareholders:
From net investment income
Shares	(5,543,602)	(6,980,274)	(6,550,728)
Institutional shares	—	—	—

Total distributions	(5,543,602)	(6,980,274)	(6,550,728)

Increase (decrease) in net assets from fund share transactions (Note 5):
Shares	3,522,462	(14,671,238)	(3,577,564)
Institutional shares	—	—	—

Total from fund share transactions	3,522,462	(14,671,238)	(3,577,564)

Net increase (decrease) in net assets	241,416	(20,411,226)	(10,953,930)
NET ASSETS:
Beginning of period	269,026,846	413,267,327	469,217,695

End of period (1)	$269,268,262	$392,856,101	$458,263,765

(1) Including distributions in excess of net investment income	$(70,658)	$(91,239)	$(990,455)

Year Ended March 31, 2004
Net investment income	$11,400,699	$14,207,657	$10,940,751
Net realized gain (loss) on security transactions	2,230,517	4,745,495	1,337,588
Change in unrealized appreciation (depreciation) of investments during the year	1,241,354	1,253,132	(3,868,234)

Net increase in net assets resulting from operations	14,872,570	20,206,284	8,410,105
Distributions to shareholders:
From net investment income
Shares	(11,408,944)	(14,252,672)	(13,530,916)
Institutional shares	—	—	—
Tax return of capital
Shares	—	—	—
Institutional shares	—	—	—
From net realized gain on investments
Shares	(4,038,025)	(5,570,809)	(1,503,956)

Total distributions	(15,446,969)	(19,823,481)	(15,034,872)

Increase (decrease) in net assets from fund share transactions (Note 5):
Shares	(23,580,863)	8,257,424	(23,676,320)
Institutional Shares	—	—	—

Total from fund share transactions	(23,580,863)	8,257,424	(23,676,320)

Net increase (decrease) in net assets	(24,155,262)	8,640,227	(30,301,087)
NET ASSETS:
Beginning of year	293,182,108	404,627,100	499,518,782

End of year (1)	$269,026,846	$413,267,327	$469,217,695

(1) Including undistributed (distributions in excess of) net investment income	$—	$—	$(900)

See Notes to Financial Statements.

36

High Yield Fund	Long-Term Tax-Exempt Fund	Intermediate- Term Tax-Exempt Fund	Short-Term Tax-Exempt Securities Fund	New York Intermediate- Term Tax-Exempt Fund	California Tax-Exempt Income Fund

$5,874,011	$893,535	$4,842,994	$1,656,081	$1,997,498	$1,018,241
182,742	(355,446)	—	(322,246)	—	17,150
138,520	231,474	(3,154,409)	(1,299,129)	(768,916)	(885,006)

6,195,273	769,563	1,688,585	34,706	1,228,582	150,385

(4,859,554)	(893,659)	(4,848,539)	(1,668,766)	(1,999,523)	(1,019,505)
(717,716)	—	—	—	—	—

(5,577,270)	(893,659)	(4,848,539)	(1,668,766)	(1,999,523)	(1,019,505)

16,892,641	(7,134,595)	(26,311,296)	(81,146,391)	(19,761,145)	(1,532,873)
(1,151,438)	—	—	—	—	—

15,741,203	(7,134,595)	(26,311,296)	(81,146,391)	(19,761,145)	(1,532,873)

16,359,206	(7,258,691)	(29,471,250)	(82,780,451)	(20,532,086)	(2,401,993)

174,116,747	72,783,090	387,623,776	360,603,637	178,107,071	66,894,376

$190,475,953	$65,524,399	$358,152,526	$277,823,186	$157,574,985	$64,492,383

$(1,324,853)	$—	$—	$—	$—	$—

$14,179,264	$2,199,992	$10,391,572	$3,469,027	$4,388,322	$2,027,620
(26,899,527)	2,026,982	6,421,021	138,268	4,269,437	(664)
57,311,938	(1,032,776)	(435,500)	573,155	(1,558,337)	(12,855)

44,591,675	3,194,198	16,377,093	4,180,450	7,099,422	2,014,101

(8,984,610)	(2,199,868)	(10,386,027)	(3,456,342)	(4,385,426)	(2,026,301)
(1,882,202)	—	—	—	—	—

(2,649,803)	—	—	—	—	—
(510,855)	—	—	—	—	—

—	—	(13,530,881)	—	(5,786,218)	—

(14,027,470)	(2,199,868)	(23,916,908)	(3,456,342)	(10,171,644)	(2,026,301)

(4,682,644)	(23,176,722)	(11,938,064)	68,597,584	(6,220,877)	712,830
(20,356,959)	—	—	—	—	—

(25,039,603)	(23,176,722)	(11,938,064)	68,597,584	(6,220,877)	712,830

5,524,602	(22,182,392)	(19,477,879)	69,321,692	(9,293,099)	700,630

168,592,145	94,965,482	407,101,655	291,281,945	187,400,170	66,193,746

$174,116,747	$72,783,090	$387,623,776	$360,603,637	$178,107,071	$66,894,376

$(1,621,594)	$124	$5,545	$12,685	$2,025	$1,264

See Notes to Financial Statements.

37

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on investments		Total From Investment Operations	Dividends From Net Investment Income		Distributions From Net Realized Gain on Investments	Total Distributions
MANAGED INCOME FUND — (1/9/86*)
Six Months Ended September 30, 2004 (Unaudited)	$9.43	$0.20		$(0.11)		$0.09	$(0.20)		—	$(0.20)
Year Ended March 31,
2004	9.43	0.38		0.14		0.52	(0.38)		$(0.14)	(0.52)
2003	8.95	0.47		0.50		0.97	(0.48)		(0.01)	(0.49)
2002	9.11	0.49		(0.10)		0.39	(0.50)		(0.05)	(0.55)
2001	8.55	0.50		0.56		1.06	(0.50)		—	(0.50)
2000	8.99	0.47		(0.41)		0.06	(0.47)		(0.03)	(0.50)
INTERMEDIATE-TERM MANAGED INCOME FUND — (12/31/92*)
Six Months Ended September 30, 2004 (Unaudited)	$7.40	$0.13		$(0.10)		$0.03	$(0.13)		—	$(0.13)
Year Ended March 31,
2004	7.39	0.26		0.11		0.37	(0.26)		$(0.10)	(0.36)
2003	7.10	0.37		0.36		0.73	(0.40)		(0.04)	(0.44)
2002	7.18	0.39		(0.06)		0.33	(0.39)		(0.02)	(0.41)
2001	6.77	0.42		0.41		0.83	(0.42)		—	(0.42)
2000	7.13	0.40		(0.36)		0.04	(0.40)		—	(0.40)
SHORT-TERM GOVERNMENT SECURITIES FUND — (12/31/92*)
Six Months Ended September 30, 2004 (Unaudited)	$7.22	$0.08		$(0.09)		$(0.01)	$(0.10)		—	$(0.10)
Year Ended March 31,
2004	7.31	0.16		(0.03)		0.13	(0.20)		$(0.02)	(0.22)
2003	7.11	0.26		0.25		0.51	(0.26)		(0.05)	(0.31)
2002	7.09	0.33		0.05		0.38	(0.34)		(0.02)	(0.36)
2001	6.87	0.39		0.22		0.61	(0.39)		—	(0.39)
2000	7.04	0.35		(0.15)		0.20	(0.35)		(0.02)	(0.37)
HIGH YIELD FUND — (10/31/00*)
Shares
Six Months Ended September 30, 2004 (Unaudited)	$4.71	$0.15	(5)	$0.01	(5)	$0.16	$(0.15)		—	$(0.15)
Year Ended March 31,
2004	3.99	0.35	(5)	0.71	(5)	1.06	(0.34	)(6)	—	(0.34)
2003	6.20	0.88	(5)	(1.54	)(5)	(0.66)	(1.55	)(4)	—	(1.55)
2002	7.26	1.08		(1.01)		0.07	(1.09)		$(0.04)	(1.13)
Period Ended March 31, 2001	7.00	0.27		0.26		0.53	(0.27)		—	(0.27)

* Commencement of Operations.

(1)	Expense ratios before waiver to fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	Not Annualized
(3)	Annualized
(4)	Includes a tax return of capital of $(0.51).
(5)	For comparative purposes per share amounts are based on average shares outstanding.
(6)	Includes a tax return of capital of $(0.08).

See Notes to Financial Statements.

38

Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets(1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate		Fee Waivers (Note 2)

$9.32	0.96	%(2)	$269,268	0.90	%(3)	1.27	%(3)	4.20	%(3)	33%		$0.02

9.43	5.74%		269,027	0.87%		1.11%		4.06%		84%		0.02
9.43	11.07%		293,182	0.84%		0.95%		5.10%		120%		0.01
8.95	4.34%		247,804	0.87%		1.04%		5.39%		129%		0.02
9.11	12.80%		252,173	0.88%		1.01%		5.81%		99%		0.01
8.55	0.72%		220,480	0.88%		1.00%		5.42%		112%		0.01

$7.30	0.43	%(2)	$392,856	0.56	%(3)	0.80	%(3)	3.52	%(3)	31%		$0.01

7.40	5.25%		413,267	0.56%		0.69%		3.56%		85%		0.01
7.39	10.50%		404,627	0.53%		0.69%		4.56%		98%		0.01
7.10	4.60%		273,267	0.52%		0.69%		5.47%		117%		0.01
7.18	12.73%		219,600	0.56%		0.69%		6.11%		108%		0.01
6.77	0.59%		155,483	0.58%		0.65%		5.80%		122%		—

$7.11	(0.09	)%(2)	$458,264	0.60	%(3)	0.78	%(3)	2.45	%(3)	79%		$0.01

7.22	1.90%		469,218	0.53%		0.67%		2.26%		231%		0.01
7.31	7.27%		499,519	0.49%		0.64%		3.22%		170%		0.01
7.11	5.35%		193,780	0.51%		0.61%		4.33%		75%		0.01
7.09	9.14%		75,694	0.57%		0.67%		5.59%		118%		0.01
6.87	3.02%		59,307	0.54%		0.62%		5.07%		90%		0.01

$4.72	3.40	%(2)	$168,934	1.04	%(3)	1.29	%(3)	6.58	%(3)	39%		$0.01

4.71	27.45%		151,476	1.05%		1.36%		7.79%		170%		0.01
3.99	(10.49)%		131,342	1.08%		1.35%		18.06%		153%		0.01
6.20	1.27%		172,890	1.03%		1.35%		17.56%		310%		0.02
7.26	7.76	%(2)	57,670	1.05	%(3)	1.55	%(3)	9.43	%(3)	169	%(3)	0.01

See Notes to Financial Statements.

39

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on investments	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments	Total Distributions
LONG-TERM TAX-EXEMPT FUND — (02/05/86*)
Six Months Ended September 30, 2004 (Unaudited)	$10.08	$0.13	$0.01	$0.14	$(0.13)	—	$(0.13)
Year Ended March 31,
2004	9.95	0.26	0.13	0.39	(0.26)	—	(0.26)
2003	9.48	0.29	0.47	0.76	(0.29)	—	(0.29)
2002	9.62	0.36	(0.14)	0.22	(0.36)	—	(0.36)
2001	8.99	0.40	0.63	1.03	(0.40)	—	(0.40)
2000	9.87	0.42	(0.82)	(0.40)	(0.42)	$(0.06)	(0.48)
INTERMEDIATE-TERM TAX-EXEMPT FUND — (12/03/85*)
Six Months Ended September 30, 2004 (Unaudited)	$9.69	$0.13	$(0.06)	$0.07	$(0.13)	—	$(0.13)
Year Ended March 31,
2004	9.88	0.26	0.15	0.41	(0.26)	$(0.34)	(0.60)
2003	9.39	0.31	0.55	0.86	(0.31)	(0.06)	(0.37)
2002	9.57	0.35	(0.12)	0.23	(0.35)	(0.06)	(0.41)
2001	9.06	0.38	0.51	0.89	(0.38)	—	(0.38)
2000	9.49	0.37	(0.43)	(0.06)	(0.37)	—	(0.37)
SHORT-TERM TAX-EXEMPT SECURITIES FUND — (12/31/92*)
Six Months Ended September 30, 2004 (Unaudited)	$7.22	$0.04	$(0.03)	$0.01	$(0.04)	—	$(0.04)
Year Ended March 31,
2004	7.20	0.08	0.02	0.10	(0.08)	—	(0.08)
2003	7.17	0.12	0.03	0.15	(0.12)	—	(0.12)
2002	7.15	0.20	0.03	0.23	(0.20)	$(0.01)	(0.21)
2001	7.02	0.28	0.13	0.41	(0.28)	—	(0.28)
2000	7.17	0.25	(0.15)	0.10	(0.25)	—	(0.25)
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND — (05/31/90*)
Six Months Ended September 30, 2004 (Unaudited)	$8.97	$0.11	$(0.02)	$0.09	$(0.11)	—	$(0.11)
Year Ended March 31,
2004	9.12	0.22	0.14	0.36	(0.22)	$(0.29)	(0.51)
2003	8.74	0.27	0.51	0.78	(0.27)	(0.13)	(0.40)
2002	8.83	0.31	(0.09)	0.22	(0.31)	—	(0.31)
2001	8.34	0.33	0.49	0.82	(0.33)	—	(0.33)
2000	8.80	0.32	(0.37)	(0.05)	(0.32)	(0.09)	(0.41)
CALIFORNIA TAX-EXEMPT INCOME FUND — (10/01/96*)
Six Months Ended September 30, 2004 (Unaudited)	$7.49	$0.12	$(0.09)	$0.03	$(0.12)	—	$(0.12)
Year Ended March 31,
2004	7.49	0.24	—	0.24	(0.24)	—	(0.24)
2003	7.27	0.25	0.22	0.47	(0.25)	— (2)	(0.25)
2002	7.30	0.26	(0.02)	0.24	(0.26)	$(0.01)	(0.27)
2001	7.07	0.26	0.23	0.49	(0.26)	—	(0.26)
2000	7.25	0.26	(0.18)	0.08	(0.26)	—	(0.26)

* Commencement of Operations.

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	Amount represents less than $0.01 per share.
(3)	Not Annualized
(4)	Annualized

See Notes to Financial Statements.

40

Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets(1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate	Fee Waivers (Note 2)

$10.09	1.43	%(3)	$65,524	0.80	%(4)	1.03	%(4)	2.65	%(4)	51%	$0.01

10.08	4.01%		72,783	0.73%		0.80%		2.64%		111%	0.01
9.95	8.12%		94,965	0.70%		0.77%		2.99%		51%	0.01
9.48	2.29%		115,178	0.72%		0.82%		3.66%		35%	0.01
9.62	11.69%		135,515	0.77%		0.83%		4.33%		60%	0.01
8.99	(4.01)%		121,998	0.75%		0.83%		4.54%		78%	0.01

$9.63	0.70	%(3)	$358,153	0.65	%(4)	0.81	%(4)	2.62	%(4)	0%	$0.01

9.69	4.19%		387,624	0.56%		0.63%		2.60%		31%	0.01
9.88	9.31%		407,102	0.51%		0.59%		3.15%		48%	0.01
9.39	2.41%		370,018	0.52%		0.64%		3.67%		67%	0.01
9.57	10.07%		341,170	0.57%		0.64%		4.17%		84%	0.01
9.06	(0.58)%		292,671	0.57%		0.64%		4.06%		91%	0.01

$7.19	0.13	%(3)	$277,823	0.60	%(4)	0.75	%(4)	1.08	%(4)	10%	$0.01

7.22	1.40%		360,604	0.47%		0.59%		1.12%		99%	0.01
7.20	2.04%		291,282	0.46%		0.58%		1.57%		31%	0.01
7.17	3.20%		165,690	0.48%		0.55%		2.60%		111%	0.01
7.15	5.94%		83,336	0.58%		0.65%		3.97%		42%	—
7.02	1.39%		54,226	0.56%		0.63%		3.54%		130%	—

$8.95	1.02	%(3)	$157,575	0.80	%(4)	0.96	%(4)	2.46	%(4)	0%	$0.01

8.97	4.06%		178,107	0.68%		0.73%		2.41%		42%	—	(2)
9.12	8.96%		187,400	0.67%		0.72%		2.96%		43%	—	(2)
8.74	2.54%		178,608	0.67%		0.72%		3.53%		45%	—
8.83	10.02%		144,421	0.73%		0.75%		3.90%		39%	—
8.34	(0.51)%		126,378	0.73%		0.75%		3.82%		64%	—

$7.40	0.38	%(3)	$64,492	0.50	%(4)	1.01	%(4)	3.16	%(4)	7%	$0.02

7.49	3.19%		66,894	0.50%		0.90%		3.14%		15%	0.03
7.49	6.59%		66,194	0.46%		0.50%		3.36%		9%	—	(2)
7.27	3.32%		58,230	0.50%		0.87%		3.55%		4%	0.03
7.30	7.09%		54,605	0.50%		0.97%		3.69%		6%	0.03
7.07	1.13%		65,034	0.50%		0.95%		3.67%		16%	0.03

See Notes to Financial Statements.

41

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) was incorporated under the laws of the State of Maryland on August 8, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, and operate the Funds (as defined below) as open-ended diversified management investment companies with the exception of New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund, each of which are non-diversified.

Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust currently offer shares in fifteen, seven and nine managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Managed Income Fund, Intermediate-Term Managed Income Fund, Short-Term Government Securities Fund, portfolios of Excelsior Fund, Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund, portfolios of Excelsior Tax-Exempt Fund, and High Yield Fund, a portfolio of the Trust (the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The High Yield Fund offers two classes of shares:    Shares and Institutional shares. The Financial Highlights of the Institutional shares as well as the financial statements for the remaining portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are presented separately.

(a) Portfolio valuation:

Investments in securities that are traded on a recognized exchange are valued at the last quoted sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the “Service”) based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the bid side of the market. Short-term debt instruments with remaining maturities of 60 days or less, variable rate demand notes and securities without options exercisable within one year, are valued at amortized cost, which approximates market value. Bid price is used when no asked price is available. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

42

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Directors/Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Directors/Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, the security will be valued in accordance with the Committee’s fair valuation procedures. In addition, price movements are monitored among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Committee, the security will be fair valued.

Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for federal income tax purposes.

(b) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for

43

amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

(c) Concentration of risks:

The High Yield Fund is subject to special risks associated with investments in high yield bonds, which involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the security.

At September 30, 2004, approximately, 96% of the net assets of the New York Intermediate-Term Tax-Exempt Fund are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

At September 30, 2004, approximately, 94% of the net assets of the California Tax-Exempt Income Fund are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

(d) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

If the value of the underlying securities falls below the value of the repurchase price, the Funds will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(e) TBA Purchase Commitments:

The Managed Income Fund, Intermediate-Term Managed Income Fund and Short-Term Government Securities Fund may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

44

(f) Mortgage Dollar Rolls:

The Funds may enter into mortgage dollar rolls (principally in securities referred to as TBAs, see note 1(e)) in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation in consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

(g) Securities purchased on a when-issued basis:

Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a fund’s net asset value if the Fund makes such investments while remaining substantially fully invested.

(h) Distributions to shareholders:

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(i) Expense allocation:

Expenses incurred by Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust with respect to any two or more of their respective Funds are allocated in proportion to the average net assets of each of their respective Funds, except where allocations of direct expenses to each Fund can be fairly made. Expenses directly attributable to a Fund are charged to that Fund. Shareholder servicing fees relating to a specific class are charged directly to that class.

2.    Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. (together the “Adviser”), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Funds. For the services provided pursuant to the Investment Advisory Agreements, the Adviser receives a fee, computed daily and paid monthly, at the following annual contractual percentages of each Fund’s average daily net assets:

Managed Income Fund	0.75%
Intermediate-Term Managed Income Fund	0.35%
Short-Term Government Securities Fund	0.30%
High Yield Fund	0.80%
Long-Term Tax-Exempt Fund	0.50%
Intermediate-Term Tax-Exempt Fund	0.35%
Short-Term Tax-Exempt Securities Fund	0.30%
New York Intermediate-Term Tax-Exempt Fund	0.50%
California Tax-Exempt Income Fund	0.50%

45

Fees may be reduced subject to voluntary or contractual waivers, as discussed below, and therefore actual fees may be less than those reflected above. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A., SEI Investments Global Funds Services and Federated Services Company (a wholly-owned subsidiary of Federated Investors, Inc.) (collectively, the “Administrators”) provide administrative services to Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the five month period ended August 31, 2004, U.S. Trust Company, N.A. voluntarily agreed to waive a portion of its administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Fund. For the six months ended September 30, 2004, administration fees charged by U.S. Trust Company, N.A. were as follows:

	Administration Fees	Waiver of Administration Fees	Net Administration Fees
Managed Income Fund	$159,969	$(43,265)	$116,704
Intermediate-Term Managed Income Fund	240,676	(65,368)	175,308
Short-Term Government Securities Fund	279,213	(75,529)	203,684
High Yield Fund	109,155	(29,194)	79,961
Long-Term Tax-Exempt Fund	41,470	(11,284)	30,186
Intermediate-Term Tax-Exempt Fund	227,206	(61,864)	165,342
Short-Term Tax-Exempt Securities Fund	188,408	(51,897)	136,511
New York Intermediate-Term Tax-Exempt Fund	99,942	(27,280)	72,662
California Tax-Exempt Income Fund	39,569	(13,023)	26,546

From time to time, in its sole discretion, the Adviser may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2004, the Adviser has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses, to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

Managed Income Fund — Shares	0.90%
Intermediate-Term Managed Income Fund — Shares	0.65%
Short-Term Government Securities Fund — Shares	0.60%
High Yield Fund — Shares	1.05%
Long-Term Tax-Exempt Fund — Shares	0.80%
Intermediate-Term Tax-Exempt Fund — Shares	0.65%
Short-Term Tax-Exempt Securities Fund — Shares	0.60%
New York Intermediate-Term Tax-Exempt Fund — Shares	0.80%
California Tax-Exempt Income Fund — Shares	0.50%
High Yield Fund — Institutional Shares	0.80%

46

The Funds have entered into shareholder servicing agreements with various service organizations, which may include Charles Schwab & Co., Inc. and U.S. Trust. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of its shares held by each service organizations’ customers. For the six months ended September 30, 2004, shareholder servicing fees paid to Charles Schwab & Co., Inc. and U.S. Trust were as follows:

Managed Income Fund	$280,177
Intermediate-Term Managed Income Fund	464,218
Short-Term Government Securities Fund	524,154
High Yield Fund	170,962
Long-Term Tax-Exempt Fund	75,702
Intermediate-Term Tax-Exempt Fund	435,587
Short-Term Tax-Exempt Securities Fund	376,917
New York Intermediate-Term Tax-Exempt Fund	197,554
California Tax-Exempt Income Fund	78,747

Edgewood Services, Inc. (the “Distributor”) (a wholly-owned subsidiary of Federated Investors, Inc.), serves as the distributor of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of High Yield Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Fund Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of the Fund’s outstanding shares. The Trust has voluntarily agreed to stop charging fees under the Distribution Plan and no fees have been charged for the six months ended September 30, 2004.

Effective July 31, 2004, each Independent Director/Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated investment companies managed by the Adviser. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000, and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. Prior to July 31, 2004, each Independent Director of Excelsior Fund and Excelsior Tax-Exempt Fund received an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended. The Chairman received an additional annual fee of $7,500. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Independent Trustees of the Trust received an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. The Chairman of the Board received an additional annual fee of $5,000. Each member of the Nominating Committee received an annual fee of $1,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. In addition, Trustees and Directors are reimbursed by the Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

47

3.    Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2004, purchases, sales and maturities of securities, excluding short-term investments, for the Funds aggregated:

	Purchases	Sales and Maturities
Managed Income Fund
U.S. Government	$49,038,535	$58,340,277
Other	27,933,364	17,932,040
Intermediate-Term Managed Income Fund
U.S. Government	38,039,132	53,325,156
Other	70,065,873	59,444,363
Short-Term Government Securities Fund
U.S. Government	197,935,953	256,398,378
Other	155,901,397	78,712,044
High Yield Fund	65,240,985	63,646,461
Long-Term Tax-Exempt Fund	30,646,270	23,193,825
Intermediate-Term Tax-Exempt Fund	—	—
Short-Term Tax-Exempt Securities Fund	16,124,850	46,685,350
New York Intermediate-Term Tax-Exempt Fund	—	—
California Tax-Exempt Income Fund	4,088,357	4,684,181

4.    Federal Taxes:

It is the policy of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve month periods ending October 31 and December 31 each year.

Net realized and unrealized gains of the Funds derived in certain countries are subject to foreign taxation.

Dividends and distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 through the end of the fiscal year (“Post-October losses”). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that these differences arise.

48

The estimated tax character of dividends and distributions declared for the six months ended September 30, 2004 and the tax character of dividends and distributions declared during the year ended March 31, 2004, were as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital	Total
Managed Income Fund
Six months ended September 30, 2004*	$5,543,602	—	—	—	$5,543,602
Year ended March 31, 2004	12,669,037	—	$2,777,932	—	15,446,969
Intermediate-Term Managed Income Fund
Six months ended September 30, 2004*	6,980,274	—	—	—	6,980,274
Year ended March 31, 2004	15,706,998	—	4,116,483	—	19,823,481
Short-Term Government Securities Fund
Six months ended September 30, 2004*	6,550,728	—	—	—	6,550,728
Year ended March 31, 2004	15,034,872	—	—	—	15,034,872
High Yield Fund
Six months ended September 30, 2004*	5,577,270	—	—	—	5,577,270
Year ended March 31, 2004	10,866,812	—	—	$3,160,658	14,027,470
Long-Term Tax-Exempt Fund
Six months ended September 30, 2004*	—	$893,659	—	—	893,659
Year ended March 31, 2004	—	2,199,868	—	—	2,199,868
Intermediate-Term Tax-Exempt Fund
Six months ended September 30, 2004*	—	4,848,539	—	—	4,848,539
Year ended March 31, 2004	1,128,243	10,386,027	12,402,638	—	23,916,908
Short-Term Tax-Exempt Securities Fund
Six months ended September 30, 2004*	—	1,668,766	—	—	1,668,766
Year ended March 31, 2004	—	3,456,342	—	—	3,456,342
New York Intermediate-Term Tax-Exempt Fund
Six months ended September 30, 2004*	—	1,999,523	—	—	1,999,523
Year ended March 31, 2004	303,039	4,386,298	5,482,307	—	10,171,644
California Tax-Exempt Income Fund
Six months ended September 30, 2004*	—	1,019,505	—	—	1,019,505
Year ended March 31, 2004	—	2,026,301	—	—	2,026,301

*	Tax character of distributions cannot be determined until the portfolio has completed its taxable year ending March 31, 2005, therefore distributions have currently been reflected as paid from ordinary/tax-exempt income.

49

As of March 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Ordinary Income	Tax-Exempt Income	Long- Term Capital Gains	Post- October Losses	Capital Loss Carryforward	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total
Managed Income Fund	$1,183,914	—	$1,030,908	—	—	$12,628,187	$(993,187)	$13,849,822
Intermediate-Term Managed Income Fund	1,205,715	—	568,739	—	—	12,441,407	(1,205,711)	13,010,150
Short-Term Government Securities Fund	1,217,545	—	—	—	$(1,481,228)	1,815,113	(1,218,443)	332,987
High Yield Fund	—	—	—	$(3,430,494)	(59,742,362)	2,983,328	(1,707,604)	(61,897,132)
Long-Term Tax-Exempt Fund	—	$147,924	—	—	(548,194)	1,410,607	(147,796)	862,541
Intermediate-Term Tax-Exempt Fund	256,062	851,303	1,288,102	—	—	16,082,047	(845,759)	17,631,755
Short-Term Tax-Exempt Securities Fund	24,949	295,012	22,878	—	—	1,430,542	(282,324)	1,491,057
New York Intermediate-Term Tax-Exempt Fund	—	345,043	893,415	—	—	5,375,729	(343,016)	6,271,171
California Tax-Exempt Income Fund	—	171,112	—	—	(664)	2,917,146	(169,848)	2,917,746

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2004, the following Funds had capital loss carryforwards available to offset future net realized capital gains through the indicated expiration dates:

	Expiration Date March 31, 2009	Expiration Date March 31, 2010	Expiration Date March 31, 2011	Expiration Date March 31, 2012	Total
Short-Term Government Securities Fund	—	—	—	$1,481,228	$1,481,228
High Yield Fund	—	$2,181,571	$17,456,849	40,103,942	59,742,362
Long-Term Tax-Exempt Fund	$548,194	—	—	—	548,194
California Tax-Exempt Income Fund	—	—	—	664	664

50

During the year ended March 31, 2004, certain Funds utilized capital loss carryforwards in the following amounts to offset realized capital gains:

Long-Term Tax-Exempt Fund	$1,999,078
Short-Term Tax-Exempt Securities Fund	90,440

At September 30, 2004, aggregate gross unrealized appreciation for all securities for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Managed Income Fund	$259,495,970	$9,580,075	$(516,540)	$9,063,535
Intermediate-Term Managed Income Fund	383,799,495	8,187,857	(1,270,922)	6,916,935
Short-Term Government Securities Fund	465,902,369	873,301	(2,790,522)	(1,917,221)
High Yield Fund	183,787,041	6,950,753	(3,847,351)	3,103,402
Long-Term Tax-Exempt Fund	60,300,396	1,779,742	(137,661)	1,642,081
Intermediate-Term Tax-Exempt Fund	341,656,425	13,225,339	(297,701)	12,927,638
Short-Term Tax-Exempt Securities Fund	276,220,455	424,103	(292,690)	131,413
New York Intermediate-Term Tax-Exempt Fund	150,950,205	4,764,189	(157,376)	4,606,813
California Tax-Exempt Income Fund	61,845,674	2,131,240	(99,100)	2,032,140

5.    Capital Transactions:

Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 750 million shares of the Managed Income Fund; 1.5 billion shares of the Intermediate-Term Managed Income Fund; and 1 billion shares of the Short-Term Government Securities Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

Excelsior Tax-Exempt Fund currently has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 1.5 billion shares each of Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Tax-Exempt Fund’s Board of Directors.

The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate

51

interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

	Managed Income Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	2,768,768	$25,575,923	6,431,529	$60,736,685
Issued as reinvestment of dividends	146,836	1,351,144	447,581	4,191,949
Redeemed	(2,557,450)	(23,404,605)	(9,433,164)	(88,509,497)

Net Increase (Decrease)	358,154	$3,522,462	(2,554,054)	$(23,580,863)

	Intermediate-Term Managed Income Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	5,850,847	$42,425,169	17,987,899	$133,005,733
Issued as reinvestment of dividends	60,028	434,210	161,101	1,185,497
Redeemed	(7,957,564)	(57,530,617)	(17,028,047)	(125,933,806)

Net Increase (Decrease)	(2,046,689)	$(14,671,238)	1,120,953	$8,257,424

	Short-Term Government Securities Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	15,348,797	$109,260,606	52,359,121	$379,822,103
Issued as reinvestment of dividends	111,414	791,790	222,097	1,603,649
Redeemed	(15,979,205)	(113,629,960)	(55,936,678)	(405,102,072)

Net (Decrease)	(518,994)	$(3,577,564)	(3,355,460)	$(23,676,320)

	High Yield Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold
Shares	12,359,841	$57,615,996	32,989,833	$146,064,602
Institutional shares	163,454	756,084	1,199,226	5,249,685
Issued as reinvestment of dividends
Shares	159,358	745,419	367,138	1,637,682
Institutional shares	14	63	6,757	29,643
Redeemed
Shares	(8,913,307)	(41,468,774)	(34,133,033)	(152,384,928)
Institutional shares	(409,918)	(1,907,585)	(5,737,764)	(25,636,287)

Net Increase (Decrease)	3,359,442	$15,741,203	(5,307,843)	$(25,039,603)

52

	Long-Term Tax-Exempt Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	578,084	$5,695,610	1,973,824	$19,719,700
Issued as reinvestment of dividends	15,181	150,739	33,235	330,955
Redeemed	(1,315,963)	(12,980,944)	(4,333,803)	(43,227,377)

Net (Decrease)	(722,698)	$(7,134,595)	(2,326,744)	$(23,176,722)

	Intermediate-Term Tax-Exempt Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	3,619,312	$34,312,984	10,553,521	$104,290,828
Issued as reinvestment of dividends	43,920	417,156	183,521	1,779,145
Redeemed	(6,437,404)	(61,041,436)	(11,939,158)	(118,008,037)

Net (Decrease)	(2,774,172)	$(26,311,296)	(1,202,116)	$(11,938,064)

	Short-Term Tax-Exempt Securities Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	3,592,426	$25,768,075	29,901,468	$215,547,037
Issued as reinvestment of dividends	10,780	77,243	17,156	123,645
Redeemed	(14,934,262)	(106,991,709)	(20,414,339)	(147,073,098)

Net Increase (Decrease)	(11,331,056)	$(81,146,391)	9,504,285	$68,597,584

	New York Intermediate-Term Tax-Exempt Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	790,260	$6,981,163	4,175,816	$38,017,393
Issued as reinvestment of dividends	22,491	198,420	120,743	1,083,430
Redeemed	(3,072,921)	(26,940,728)	(4,975,150)	(45,321,700)

Net (Decrease)	(2,260,170)	$(19,761,145)	(678,591)	$(6,220,877)

	California Tax-Exempt Income Fund
	Six Months Ended 09/30/04		Year Ended 03/31/04
	Shares	Amounts	Shares	Amounts
Sold	1,596,733	$11,760,571	2,479,328	$18,593,918
Issued as reinvestment of dividends	14,775	108,614	17,600	131,929
Redeemed	(1,828,420)	(13,402,058)	(2,405,845)	(18,013,017)

Net Increase (Decrease)	(216,912)	$(1,532,873)	91,083	$712,830

53

6.    Line of Credit:

The Funds and other affiliated funds participate in a $50 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the redemption of Fund shares. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, equal to an annual rate of 0.15% of the average daily unused portion of the line of credit, is allocated among the participating Funds at the end of each quarter, and is included in miscellaneous expenses on the statements of operations. For the six months ended September 30, 2004, the Funds had no borrowings under the agreement.

7.    Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.    Legal Proceedings:

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been cooperating with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions suits have been filed against the Companies and the Adviser: Mike Sayegh v. Janus Capital Corp.et al., (filed October 22, 2003 in Los Angeles Superior Court); James Page Jr. v. Charles Schwab et al. (filed on November 20, 2003 in the United States District Court for the Northern District of California); A. Joseph Szydlowski v. Charles Schwab et al. (filed December 4, 2003 in the United States District Court for the Southern District of New York); Wilson v. Excelsior Funds, et al. (filed December 10, 2003 in the United States District Court for the Southern District of New York); and John R. Granelli v. Charles Schwab, et al. (filed January 20, 2004 in the United States District Court for the Southern District of New York). While details in each suit vary, in general each alleges that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of the Companies. Each seeks unspecified monetary damages and related equitable relief.

In addition, two derivative actions, styled Richard Elliott v. Charles Schwab Corporation, et al., No 04 CV 2262 (S.D.N.Y.) and Lou Ann Murphy v. Charles Schwab Corporation et al., (No. 04 CV 3547 (E.D.

54

Penn.), purportedly brought on behalf of Excelsior High Yield Fund and Excelsior Funds Trust, seek unspecific damages arising from alleged violations of Section 36 of the Investment Company Act, 15 U.S.C. § 80a-35(b) and breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings. Lead plaintiffs have been appointed and additional defendants have been added (generally consisting of current and former directors and officers of the Companies and entities who timed or facilitated timing in the Excelsior Funds). The seven lawsuits discussed above were consolidated into two new amended complaints, one for the class actions and one for the derivative actions, that were filed on or about September 29, 2004.

The plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The plaintiffs in the consolidated derivative action are seeking on behalf of the Companies unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The Maryland court is expected to establish a briefing schedule prior to year end for motions to dismiss the actions, and the defendants will not be required to answer the complaints until such motions have been decided. Discovery in the actions is currently stayed, although a motion to lift the stay is expected to be filed on or about December 10, 2004 and decided on or after March 1, 2005.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

9.    Change in Independent Registered Public Accounting Firm:

The Funds’ Boards of Directors/Trustees and Joint Audit Committee, on October 28, 2004, terminated Ernst & Young, LLP (“E&Y”) as the Funds’ independent registered public accounting firm as a result of concerns regarding their independence at the time of the issuance of their report on the Funds’ March 31, 2004 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., which is an affiliate of the Adviser. During the period in which E&Y served as independent registered public accounting firm for the Funds, there was no disagreement between E&Y and the Funds on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures. The Boards of Directors/Trustees of the Funds, their Chief Financial Officer and the Joint Audit Committee have reviewed the Funds’ March 31, 2004 financial statements and have concluded that they were prepared in accordance with all disclosed accounting policies and that they fairly represent, in all material respects, the financial condition of the Funds as of the date of those statements. The Boards and the Joint Audit Committee have engaged Deloitte & Touche LLP (“D&T”) as the Funds’ independent registered public accounting firm, and D&T will perform a re-audit of the Funds’ March 31, 2004 financial statements. The results of this re-audit will be reported to the Funds and their shareholders upon its completion.

55

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

56

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 03/31/04	Ending Account Value 09/30/04	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Managed Income Fund — Shares	$1,000.00	$1,009.60	0.90%	$4.53
Intermediate-Term Managed Income Fund — Shares	1,000.00	1,004.30	0.56	2.81
Short-Term Government Securities Fund — Shares	1,000.00	999.10	0.60	3.01
High Yield Fund — Shares	1,000.00	1,034.00	1.04	5.30
Long-Term Tax-Exempt Fund — Shares	1,000.00	1,014.30	0.80	4.04
Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,007.00	0.65	3.27
Short-Term Tax-Exempt Securities Fund — Shares	1,000.00	1,001.30	0.60	3.01
New York Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,010.20	0.80	4.03
California Tax-Exempt Income Fund — Shares	1,000.00	1,003.80	0.50	2.51

Hypothetical 5% Return
Managed Income Fund — Shares	1,000.00	1,020.56	0.90	4.56
Intermediate-Term Managed Income Fund — Shares	1,000.00	1,022.26	0.56	2.84
Short-Term Government Securities Fund — Shares	1,000.00	1,022.06	0.60	3.04
High Yield Fund — Shares	1,000.00	1,019.85	1.04	5.27
Long-Term Tax-Exempt Fund — Shares	1,000.00	1,021.06	0.80	4.05
Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,021.81	0.65	3.29
Short-Term Tax-Exempt Securities Fund — Shares	1,000.00	1,022.06	0.60	3.04
New York Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,021.06	0.80	4.05
California Tax-Exempt Income Fund — Shares	1,000.00	1,022.56	0.50	2.54

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

57

SA-FIXED INC-0904

MONEY MARKET

FUNDS

SEMI-ANNUAL REPORT

September 30, 2004

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call 1-800-446-1012, from overseas, call 617-483-7297.

Internet	Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Beginning on the fiscal quarter ended December 31, 2004, Excelsior Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. Excelsior Funds Form N-Q will be available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Money Fund

Principal Amount		Rate	Value (Note 1)
CERTIFICATES OF DEPOSIT — 7.48%
$ 75,000,000	Washington Mutual Corp., 10/01/04	1.590%	$75,000,000
50,000,000	Wells Fargo Co., 11/03/04	1.770	50,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $125,000,000)		125,000,000

COMMERCIAL PAPER — 38.84%
75,000,000	American Express Credit Corp., Discount Note, 10/06/04	1.700	74,982,292
75,000,000	BNP Paribas, Discount Note, 10/01/04	1.870	75,000,000
75,000,000	Danske Bank, Discount Note, 11/03/04	1.765	74,878,656
75,000,000	Dexia, Discount Note, 11/03/04	1.775	74,877,969
75,000,000	General Electric Company, Discount Note, 11/03/04	1.770	74,878,312
50,000,000	*Goldman Sachs, 11/09/04	1.660	50,000,000
75,000,000	IBM Corp., 10/05/04	1.720	74,985,667
75,000,000	‡Ranger Funding, Discount Note, 11/05/04	1.790	74,869,479
75,000,000	UBS Finance Corp., Discount Note, 10/05/04	1.760	74,985,333

	TOTAL COMMERCIAL PAPER (Cost $649,457,708)		649,457,708

CORPORATE BONDS — 5.72%
70,000,000	*Countrywide Home Loan Corp., MTN, 01/18/05	1.670	70,001,901
25,645,000	*Wells Fargo Co., MTN, 10/01/04	2.100	25,645,000

	TOTAL CORPORATE BONDS (Cost $95,646,901)		95,646,901

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS — 44.76%
100,000,000	Federal Home Loan Bank, Discount Note, 10/15/04	1.740	99,932,333
350,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 11/24/04	1.780	349,065,500

Principal Amount		Rate	Value (Note 1)
U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS — (continued)
$100,000,000	Federal National Mortgage Association, Discount Note, 11/15/04	1.790%	$99,776,250
200,000,000	Federal National Mortgage Association, Discount Note, 11/05/04	1.760	199,657,778

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (Cost $748,431,861)		748,431,861

Shares
SHORT-TERM INVESTMENT — 0.01%
175,501	@Dreyfus Government Cash Management Fund (Cost $175,501)		175,501

Principal Amount
REPURCHASE AGREEMENT — 3.29%
$ 55,000,000	Morgan Stanley Dean Witter, 1.83%, dated 9/30/04, due 10/01/04, to be repurchased at $55,002,796 (collateralized by U.S. Government obligations ranging in par value $500,000-$25,750,000, 0.00%-7.00%, 6/13/05-1/27/23; total market value $55,003,092) (Cost $55,000,000)		55,000,000

TOTAL INVESTMENTS (Cost $1,673,711,971)	100.10%	$1,673,711,971

OTHER ASSETS & LIABILITIES (NET)	(0.10)	(1,704,102)

NET ASSETS	100.00%	$1,672,007,869

Discount	Note—The rate reported is the discount rate at the time of purchase.
*	Variable rate security—The rate disclosed is as of September 30, 2004.
‡	Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, this security amounted to $74,869,479 or 4.48% of net assets.

MTN—Medium Term Note

@	Registered Investment Company

See Notes to Financial Statements.

1

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government Agency Mortgage Obligations	44.76%	$748,431,861
Commercial Paper	38.84	649,457,708
Certificates of Deposit	7.48	125,000,000
Corporate Bonds	5.72	95,646,901
Repurchase Agreement	3.29	55,000,000
Registered Investment Company	0.01	175,501

Total Investments	100.10%	$1,673,711,971
Other Assets & Liabilities (Net)	(0.10)	(1,704,102)

Net Assets	100.00%	$1,672,007,869

See Notes to Financial Statements.

2

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Government Money Fund

Principal Amount		Rate	Value (Note 1)
U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS — 97.74%
$ 26,300,000	Federal Farm Credit Bank, Discount Note, 10/07/04	1.650%	$26,292,768
23,000,000	Federal Home Loan Bank, Discount Note, 10/13/04	1.740	22,986,660
175,000,000	10/22/04	1.740	174,822,375
150,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 11/24/04	1.780	149,599,500
150,000,000	Federal National Mortgage Association, Discount Note, 11/15/04	1.790	149,664,375

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (Cost $523,365,678)		523,365,678

Shares
SHORT-TERM INVESTMENT — 0.12%
650,898	@Dreyfus Treasury Prime Cash Management Fund (Cost $650,898)		650,898

Principal Amount			Value (Note 1)
REPURCHASE AGREEMENT — 2.24%
$12,000,000	Morgan Stanley Dean Witter, 1.83%, dated 9/30/04, due 10/01/04, to be repurchased at $12,000,610 (collateralized by U.S. Government Obligations ranging in par value $750,000-$6,260,000, 0.00%-7.00%, 1/07/05-7/15/05; total market value $12,091,910) (Cost $12,000,000)		$12,000,000

TOTAL INVESTMENTS (Cost $536,016,576)		100.10%	$536,016,576
OTHER ASSETS & LIABILITIES (NET)		(0.10)	(510,205)

NET ASSETS		100.00%	$535,506,371

Discount	Note—The rate reported is the discount rate at the time of purchase.
@	Registered Investment Company

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government Agency Mortgage Obligations	97.74%	$523,365,678
Repurchase Agreement	2.24	12,000,000
Registered Investment Company	0.12	650,898

Total Investments	100.10%	$536,016,576
Other Assets & Liabilities (Net)	(0.10)	(510,205)

Net Assets	100.00%	$535,506,371

See Notes to Financial Statements.

3

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Treasury Money Fund

Principal Amount		Rate	Value (Note 1)
U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS — 16.92%
$ 23,700,000	Federal Farm Credit Bank, Discount Note, 10/07/04	1.650%	$23,693,483
47,500,000	Federal Home Loan Bank, Discount Note, 10/13/04	1.740	47,472,450

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (Cost $71,165,933)		71,165,933

U.S. TREASURY OBLIGATION — 83.18%
350,000,000	**United States Treasury Bill, 10/07/04 (Cost $349,912,500)	1.500	349,912,500

Shares		Value (Note 1)
SHORT-TERM INVESTMENT — 0.02%
65,517	@Dreyfus Treasury Prime Cash Management Fund (Cost $65,517)	$65,517

TOTAL INVESTMENTS (Cost $421,143,950)	100.12%	$421,143,950
OTHER ASSETS & LIABILITIES (NET)	(0.12)	(494,079)

NET ASSETS	100.00%	$420,649,871

Discount	Note—The rate reported is the discount rate at the time of purchase.
**	The rate shown is the effective yield at the time of purchase.
@	Registered Investment Company

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Treasury Obligation	83.18%	$349,912,500
U.S. Government Agency Mortgage Obligations	16.92	71,165,933
Registered Investment Company	0.02	65,517

Total Investments	100.12%	$421,143,950
Other Assets & Liabilities (Net)	(0.12)	(494,079)

Net Assets	100.00%	$420,649,871

See Notes to Financial Statements.

4

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 84.76%
$11,000,000	#Alaska State, Housing Finance Authority, State Capital Project, Revenue Bonds, Series C, (MBIA), 1.710%, 07/01/22	$11,000,000
17,000,000	#Arizona State, University of Arizona Project, Certificates of Participation, Series B, (AMBAC), 1.640%, 06/01/31	17,000,000
15,640,000	#‡Bastrop, Texas, Independent School District, Munitops Trust, General Obligation Bonds, 1.380%, 02/09/05	15,640,000
40,000,000	Burke County, Georgia, Commercial Paper, (AMBAC), 1.330%, 10/07/04	40,000,000
10,000,000	Burke County, Georgia, Commercial Paper, Oglethorpe Pike Authority, (AMBAC), 1.320%, 10/18/04	10,000,000
44,430,000	#Charlotte, North Carolina, Water & Sewer System, Revenue Bonds, Series B, 1.700%, 07/01/27	44,430,000
12,200,000	#Chicago, Illinois, Board of Education, General Obligation Bonds, Series D, (FSA), 1.700%, 03/01/32	12,200,000
46,730,000	#Chicago, Illinois, Metropolitan Water Reclamation District Project, Capital Improvement, General Obligation Bonds, Series E, 1.680%, 12/01/22	46,730,000
43,800,000	#Chicago, Illinois, Metropolitan Water Reclamation District Project, General Obligation Bonds, Series A, 1.670%, 12/01/31	43,800,000
28,690,000	#Chicago, Illinois, Sales Tax, Revenue Bonds, (FGIC), 1.700%, 01/01/34	28,690,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$15,000,000	#Cleveland, Ohio, Waterworks Revenue Authority, Revenue Bonds, Series L, (FGIC), 1.700%, 01/01/33	$15,000,000
9,000,000	#‡Colorado State, Department of Transportation, Revenue Bonds, PUTTER, Series 249Z (AMBAC), 1.730%, 06/15/14	9,000,000
25,995,000	#‡Cypress Fairbanks, Texas, Independent School District, Munitops Trust, General Obligation Bonds, 1.380%, 02/09/05	25,995,000
27,395,000	#Dade County, Florida, Water & Sewer System, Revenue Bonds, (FGIC), 1.660%, 10/05/22	27,395,000
31,168,000	Dallas, Texas, Commercial Paper, 1.400%, 10/01/04	31,168,000
7,510,000	#‡Dallas, Texas, General Obligation Bonds, 1.730%, 02/15/15	7,510,000
16,685,000	#‡Dallas, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-6, 1.750%, 02/15/12	16,685,000
14,600,000	Darien, Connecticut, Bond Anticipation Notes, 2.000%, 12/09/04	14,621,229
12,935,000	#‡Denton, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-21, 1.750%, 08/15/12	12,935,000
13,700,000	#Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series A, (MBIA), 1.720%, 07/01/23	13,700,000
39,020,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-1, (FSA), 1.720%, 07/01/27	39,020,000

See Notes to Financial Statements.

5

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$51,780,000	#Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-2, (FGIC), 1.720%, 07/01/29	$51,780,000
23,740,000	#District of Columbia, General Obligation Bonds, Series D, (FGIC), 1.710%, 06/01/29	23,740,000
35,000,000	#District Of Columbia, Multimodal Project, General Obligation Bonds, Series B, (FSA), 1.700%, 06/01/30	35,000,000
23,600,000	#Fairfax County, Virginia, Economic Authority Development, Revenue Bonds, Series A, 1.650%, 12/01/33	23,600,000
6,000,000	‡Fairfax County, Virginia, General Obligation Bonds, PUTTER, Series 461, 1.710%, 04/01/12	6,000,000
13,665,000	#‡Florida State, Board of Education, General Obligation Bonds, Series 374, 1.730%, 06/01/22	13,665,000
9,265,000	#‡Frisco, Texas, Munitops Certificates Trust, General Obligation Bonds, 1.750%, 08/15/11	9,265,000
10,420,000	#‡Hawaii State, Munitops Certificates Trust, General Obligation Bonds, (FSA), 1.750%, 07/01/10	10,420,000
10,000,000	#Hockley County, Texas, Industrial Development Authority, Amoco Project — Standard Oil Company, Revenue Bonds, 1.400%, 03/01/14	10,000,000
7,200,000	#Hurley, New Mexico, Pollution Control Authority, Kennecott Sante Fe Project, Revenue Bonds, AMOCO, 1.740%, 12/01/15	7,200,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$25,000,000	Intermountain Power Authority, Utah, Commercial Paper, Series B, 1.150%, 12/09/04	$25,000,000
30,000,000	Jacksonville, Florida, Commercial Paper, Series 2001-C, 1.050%, 10/04/04	30,000,000
8,505,000	#‡Jacksonville, Florida, Water & Sewer System, Revenue Bonds, Series N-8, 1.800%, 10/01/23	8,505,000
8,955,000	#‡Judson, Texas, Munitops Certificates Trust, General Obligation Bonds, 1.750%, 02/01/11	8,955,000
19,605,000	#Kansas State, Department of Highway Transportation, Revenue Bonds, Series B-3, 1.680%, 09/01/19	19,605,000
23,400,000	#Kansas State, Department of Highway Transportation, Revenue Bonds, Series C-2, 1.720%, 09/01/19	23,400,000
11,100,000	#Kansas State, Department of Transportation, Revenue Bonds, Series C-3, 1.720%, 09/01/19	11,100,000
20,000,000	King County, Washington, Sewer Authority, Commercial Paper, Series A, 1.400%, 11/15/04	20,000,000
5,950,000	#Lincoln County, Wyoming, Pollution Control, Amoco Project, Revenue Bonds, 0.950%, 10/01/12	5,950,000
17,075,000	#Loudon County, Virginia, Howard Hughes Medical, Revenue Bonds, Series D, 1.650%, 02/15/38	17,075,000
22,500,000	#Massachusetts State, General Obligation Bonds, Series A, 1.700%, 09/01/16	22,500,000
23,600,000	#Mecklenburg County, North Carolina, General Obligation Bonds, Series 1996C, 1.700%, 03/01/14	23,600,000

See Notes to Financial Statements.

6

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$ 700,000	#Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Revenue Bonds, Series A, 1.680%, 10/01/30	$700,000
31,800,000	Michigan State, Building Authority, Commercial Paper, 1.420%, 11/04/04	31,800,000
15,800,000	Michigan State, Commercial Paper, 1.250%, 12/01/04	15,800,000
9,495,000	#‡Michigan State, Municipal Bond Authority, Revenue Bonds, PUTTER, Series 419, 1.710%, 04/01/12	9,495,000
18,332,000	#‡Michigan State, Municipal Bond Authority, Revenue Bonds, Series 718, 1.730%, 10/01/20	18,332,000
5,240,000	#‡Michigan State, Revenue Bonds, Putter, Series 453, 1.730%, 05/01/12	5,240,000
10,000,000	#‡Michigan State, Revenue Bonds, TOCS, Series C, 1.730%, 09/01/12	10,000,000
15,000,000	Nashville and Davidson, Tennessee, Commercial Paper, 1.350%, 11/15/04	15,000,000
17,870,000	#Nassau County, New York, Financial Authority, Sales Tax, Revenue Bonds, Series B, (FSA), 1.690%, 11/15/22	17,870,000
20,000,000	#New York City, New York, Municipal Water Finance Authority, Revenue Bonds, Series A, (FGIC), 1.770%, 06/15/25	20,000,000
13,150,000	#New York City, New York, Municipal Water Financing Authority, Revenue Bonds, Sub-Series C-2, 1.700%, 06/15/18	13,150,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$ 8,810,000	#‡New York City, New York, Transitional Finance Authority, Revenue Bonds, PUTTER, Series 468, (MBIA), 1.710%, 02/01/11	$8,810,000
40,200,000	#New York State, Local Government Assistance, Revenue Bonds, Series 4V, (FSA), 1.690%, 04/01/22	40,200,000
9,320,000	#New York State, Metropolitan Transportation Authority, Revenue Bonds, Series D-2, (FSA), 1.690%, 11/01/32	9,320,000
6,800,000	New York State, Thruway Authority, General Revenue Bond Anticipation Notes, Commercial Paper, 0.950%, 10/12/04	6,800,000
12,280,000	#‡North Carolina State, General Obligation Bonds, PUTTER, Series 465, 1.710%, 05/01/11	12,280,000
10,320,000	#‡North Carolina State, General Obligation Bonds, PUTTER, Series 466, 1.710%, 03/01/12	10,320,000
10,700,000	#North Carolina State, General Obligation Bonds, PUTTER, Series E, 1.650%, 06/01/19	10,700,000
17,700,000	#Northampton County, Pennsylvania, Higher Education Authority, Lafayette College Project, Revenue Bonds, Series A, 1.690%, 11/01/28	17,700,000
33,800,000	#Ohio State, Infrastructure Import, General Obligation Bonds, Series B, 1.680%, 08/01/21	33,800,000
50,585,000	#Ohio State, Infrastructure Improvement Bonds, General Obligation Bonds, Series D, 1.700%, 02/01/19	50,585,000

See Notes to Financial Statements.

7

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$13,800,000	#Oklahoma State, Water Resource Board, Revenue Bonds, 1.350%, 09/01/32	$13,800,000
20,000,000	#Omaha, Nebraska, Commercial Paper, 1.500%, 11/16/04	20,000,000
56,800,000	#Orlando, Florida, Utilities Commission Water & Electric, Revenue Bonds, Series A, 1.700%, 10/01/17	56,800,000
22,000,000	#Pennsylvania State University, Revenue Bonds, Series A, 1.670%, 04/01/31	22,000,000
35,000,000	#Pennsylvania State, Turnpike Commission, Revenue Bonds, Series A-2, 1.700%, 12/01/30	35,000,000
3,905,000	#‡Phoenix, Arizona, Civic Improvement, Revenue Bonds, Eagle, Class A, 1.750%, 07/01/17	3,905,000
5,000,000	#Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligations, Series 5, 1.740%, 08/01/24	5,000,000
7,000,000	Robbinsdale, Minnesota, Independent School District #281, Tax Anticipation Notes, General Obligation Bonds, 1.750%, 12/15/04	7,004,981
3,875,000	#‡Round Rock, Texas, Independent School District, General Obligation Bonds, Series 578, 1.730%, 08/01/20	3,875,000
30,000,000	Salt River, Arizona, Commercial Paper, 1.170%, 12/07/04	30,000,000
20,000,000	Salt River, Arizona, Commercial Paper, 1.170%, 12/08/04	20,000,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$14,000,000	San Antonio, Texas, Commercial Paper, 1.400%, 12/09/04	$14,000,000
10,000,000	San Antonio, Texas, Commercial Paper, 1.220%, 12/09/04	10,000,000
16,560,000	#Snohomish County, Washington, Public Utilities Authority, District No. 1 Generation System, Revenue Bonds, (MBIA), 1.680%, 01/01/25	16,560,000
27,600,000	#Snohomish County, Washington, Public Utilities Authority, District No. 1 Generation System, Revenue Bonds, Series A-1, (FSA), 1.680%, 12/01/19	27,600,000
39,000,000	#St. James Parish, Louisiana, Texaco Project, Revenue Bonds, Series B, 1.200%, 11/09/04	39,000,000
22,700,000	#Suffolk County, New York, Water Authority, Bond Anticipation Notes, 1.690%, 01/01/08	22,700,000
14,800,000	#University of Delaware, Revenue Bonds, 1.700%, 11/01/23	14,800,000
18,960,000	#University of Minnesota, Board of Regents, Revenue Bonds, Series A, 1.730%, 01/01/34	18,960,000
12,400,000	#University of Pittsburgh, Commonwealth of Higher Education, University Capital Project, Revenue Bonds, Series A, 1.730%, 09/15/29	12,400,000
3,300,000	#‡University of Virginia, Revenue Bonds, Eagle, Series A, 1.760%, 06/01/33	3,300,000
12,450,000	#Valdez, Alaska, BP Pipeline Co. Project, Term Revenue Bonds, Series C, 1.740%, 07/01/37	12,450,000

See Notes to Financial Statements.

8

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$28,100,000	#Valdez, Alaska, Marine Terminal, BP Pipelines Project, Revenue Bonds, Series B, 1.740%, 07/01/37	$28,100,000
12,300,000	#Virginia State, Virginia College Building Authority, University of Richmond Project, Revenue Bonds, 1.690%, 08/01/34	12,300,000
25,000,000	Wichita, Kansas, General Obligation Bonds, Series 211, 3.000%, 02/17/05	25,163,249
13,800,000	#Wilmington, North Carolina, General Obligation Bonds, 1.690%, 06/01/15	13,800,000
15,785,000	#Winston-Salem, North Carolina, Water & Sewer Systems Authority, Revenue Bonds, Series C, 1.680%, 06/01/28	15,785,000
29,720,000	Wisconsin State, Commercial Paper, Series 97A, 1.100%, 11/10/04	29,720,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,780,804,459)	1,780,804,459

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 13.43%
	ABN-AMRO
15,400,000	Metropolitan Transit Authority, Commercial Paper, Series C-P1A, 1.170%, 12/08/04	15,400,000
	BANK OF AMERICA
22,000,000	#Des Moines, Iowa, Hospital Facilities Authority, Methodist Medical Center Project, Revenue Bonds, 1.730%, 08/01/15	22,000,000
15,000,000	#District of Columbia, Phillips College Issue, General Obligation Bonds, 1.700%, 08/01/33	15,000,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
	BANK OF AMERICA — (continued)
$19,030,000	#Washington State, Public Power, Revenue Bonds, Series A1-2, 1.680%, 07/01/17	$19,030,000
	BANK OF NOVA SCOTIA
10,000,000	#New York City, New York, General Obligation Bonds, Subseries A-4, 1.700%, 08/01/31	10,000,000
	BAYERISCHE LANDESBANK
4,200,000	#Baltimore, Maryland, Industrial Development Authority, Capital Acquisition Project, Revenue Bonds, 1.710%, 08/01/16	4,200,000
10,000,000	#Tri-County, Oregon, Metropolitan Transportation District, Interstate Max Project, Revenue Bonds, Series A, 1.720%, 12/01/21	10,000,000
	BAYERISCHE LANDESBANK-80%/LANDESBANK BADEN-WUERTTEMBERG-20%
13,034,000	#Long Island Power Authority, New York, Electrical Systems, Revenue Bonds, Series 1A, 1.680%, 05/01/33	13,034,000
	BNP PARIBAS
29,900,000	#Baltimore, Maryland, Port Facilities Authority, Revenue Bonds, 1.350%, 10/14/11	29,900,000
	DEXIA CREDIT LOCAL
4,000,000	#Massachusetts State, Health and Education Facilities Authority, University of Massachusetts, Revenue Bonds, Series A, 1.660%, 11/01/30	4,000,000
	FIRST UNION NATIONAL BANK
16,200,000	#Virginia State, Capital Region Airport Community Authority, Revenue Bonds, Series B, 1.700%, 06/01/29	16,200,000

See Notes to Financial Statements.

9

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
	JP MORGAN CHASE BANK
$7,000,000	#Kenton County, Kentucky, Industrial Building Authority, Redken Labs Incorporated Project, Revenue Bonds, 1.350%, 12/01/14	$7,000,000
19,000,000	Long Island, New York, Electric Development, Commercial Paper, Series CP3, 1.080%, 10/08/04	18,998,633
18,150,000	#New York City, New York, General Obligation Bonds, Series F-3, 1.690%, 02/15/13	18,150,000
	JP MORGAN CHASE BANK-41%/STATE STREET BANK & TRUST-33%/BAYERISCHE LANDESBANK-26%
19,166,000	Austin, Texas, Commercial Paper, Combined Utility Supply, 1.110%, 10/12/04	19,166,000
	LANDESBANK HESSEN
17,600,000	#King County, Washington, Water & Sewage, Revenue Bonds, Series A, 1.700%, 01/01/32	17,600,000
	NORTHERN TRUST COMPANY
19,500,000	#Illinois State, Chicago Symphony Orchestra, Revenue Bonds, 1.700%, 12/01/28	19,500,000
14,800,000	#Illinois State, Health Facilities Authority, Ingalls Memorial Hospital Project, Revenue Bonds, Series 85-B, 1.670%, 01/01/16	14,800,000
	SUNTRUST BANK
8,090,000	#Richmond, Virginia, Industrial Development Authority, Educational Facilities, Church Schools, Revenue Bonds, 1.750%, 12/01/31	8,090,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $282,068,633)	$282,068,633

Shares
SHORT-TERM INVESTMENTS — 0.02%
450,379	@BlackRock Muni Fund	450,379
1	@Dreyfus Tax Exempt Fund	1

	TOTAL SHORT-TERM INVESTMENTS (Cost $450,380)	450,380

TOTAL INVESTMENTS (Cost $2,063,323,472)	98.21%	$2,063,323,472
OTHER ASSETS & LIABILITIES (NET)	1.79	37,622,528

NET ASSETS	100.00%	$2,100,946,000

#	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of September 30, 2004.

MBIA—Municipal Bond Insurance Assoc.

AMBAC—American Municipal Bond Assurance Corp.

‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $230,132,000 or 10.95% of net assets.

FSA—Financial Security Assurance

FGIC—Financial Guaranty Insurance Corp.

@	Registered Investment Company

Note:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately, 13% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

10

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

Tax-Exempt Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2004 is as follows:
State Diversification	% of Net Assets	Value
New York	10.44%	$219,432,633
Michigan	9.29	195,167,000
Texas	8.81	185,194,000
Illinois	7.89	165,720,000
Florida	6.49	136,365,000
North Carolina	6.23	130,915,000
Washington	4.80	100,790,000
Ohio	4.73	99,385,000
Pennsylvania	4.15	87,100,000
Virginia	4.12	86,565,000
Kansas	3.77	79,268,249
District of Columbia	3.51	73,740,000
Arizona	3.38	70,905,000
Alaska	2.45	51,550,000
Georgia	2.38	50,000,000
Louisiana	1.86	39,000,000
Maryland	1.62	34,100,000
Wisconsin	1.41	29,720,000
Massachusetts	1.26	26,500,000
Minnesota	1.24	25,964,981
Utah	1.19	25,000,000
Iowa	1.05	22,000,000
Nebraska	0.95	20,000,000
Tennessee	0.75	15,700,000
Delaware	0.70	14,800,000
Connecticut	0.70	14,621,229
Oklahoma	0.66	13,800,000
Hawaii	0.50	10,420,000
Oregon	0.48	10,000,000
Colorado	0.43	9,000,000
New Mexico	0.34	7,200,000
Kentucky	0.33	7,000,000
Wyoming	0.28	5,950,000
Registered Investment Companies	0.02	450,380

Total Investments	98.21%	$2,063,323,472
Other Assets & Liabilities (Net)	1.79	37,622,528

Net Assets	100.00%	$2,100,946,000

See Notes to Financial Statements.

11

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

New York Tax-Exempt Money Fund

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 71.26%
$ 2,950,000	#Babylon, New York, General Obligation Bonds, (AMBAC), 1.660%, 09/01/17	$2,950,000
6,000,000	Bedford, New York, Central School District, Tax Anticipation Notes, 1.500%, 12/01/04	6,002,655
5,000,000	Carmel, New York, Central School District, Tax Anticipation Notes, 1.260%, 10/15/04	5,000,071
2,100,000	#Erie County, New York, Water Authority Revenue Bonds, Series A, (AMBAC), 1.660%, 12/01/16	2,100,000
7,000,000	Greenburgh, New York, Central School District Number 7, Tax Anticipation Notes, 1.350%, 10/12/04	7,000,433
10,000,000	Harborfields Centennial School District New York, Bond Anticipation Notes, 1.250%, 11/04/04	10,002,748
3,000,000	Mamaroneck, New York, Free School District, Tax Anticipation Notes, 1.750%, 02/10/05	3,003,941
19,800,000	Nassau County, New York, Tax Anticipation Notes, Series B, 2.000%, 10/15/04	19,806,375
8,485,000	#‡New York City, New York, Municipal Water Finance Authority, Eagle Project #20040027, Revenue Bonds, Series A, 1.710%, 06/15/34	8,485,000
12,750,000	#‡New York City, New York, Transitional Finance Authority, Revenue Bonds, (MBIA), 1.710%, 05/01/15	12,750,000
10,870,000	#‡New York City, New York, Transitional Finance Authority, Eagle Project Revenue Bonds, Class A, 1.710%, 02/01/31	10,870,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$10,245,000	#‡New York City, New York, Transitional Finance Authority, Revenue Bonds, Series 283, 1.710%, 11/15/18	$10,245,000
4,995,000	#‡New York City, New York, Transitional Finance Authority, Revenue Bonds, PUTTER Series 307, (AMBAC), 1.710%, 08/01/19	4,995,000
5,530,000	#‡New York City, New York, Transitional Finance Authority, Revenue Bonds, PUTTER Series 471, (FGIC), 1.710%, 02/01/11	5,530,000
10,000,000	New York State, Dormitory Authority, Columbia University, Commercial Paper, 1.160%, 12/08/04	10,000,000
8,900,000	New York State, Dormitory Authority, Cornell University, Commercial Paper, 1.150%, 12/09/04	8,900,000
3,800,000	#New York State, Dormitory Authority, Cornell University, Revenue Bonds, Series B, 1.680%, 07/01/30	3,800,000
5,000,000	#New York State, Dormitory Authority, Mental Health Facilities, Revenue Bonds, (FSA), 1.690%, 02/15/21	5,000,000
5,000,000	New York State, Dormitory Authority, Mental Health Services, Revenue Bonds, Sub-Series D-2C, (MBIA), 1.680%, 02/15/31	5,000,000
15,350,000	#New York State, Dormitory Authority, Public Library Project, Revenue Bonds, Series A, (MBIA), 1.720%, 07/01/28	15,350,000

See Notes to Financial Statements.

12

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$ 1,500,000	#New York State, Dormitory Authority, Rockefeller University, Revenue Bonds, Series A2, 1.680%, 07/01/32	$1,500,000
8,943,000	#‡New York State, Environmental Facilities Authority, Revenue Bonds, Series 731, 1.710%, 06/15/22	8,943,000
7,500,000	#New York State, Local Government Assistance, Revenue Bonds, Series 3V, (FGIC), 1.690%, 04/01/24	7,500,000
3,100,000	#New York State, Local Government Assistance, Revenue Bonds, Series 4V, (FSA), 1.690%, 04/01/22	3,100,000
5,695,000	#‡New York State, Metropolitan Transportation Authority, Commuter Facilities Project, Revenue Bonds, Series 9, (FGIC), 1.750%, 07/01/26	5,695,000
12,300,000	#New York State, Metropolitan Transportation Authority, Revenue Bonds, Series B, (FSA), 1.690%, 11/01/22	12,300,000
4,120,000	#New York State, Metropolitan Transportation Authority, Revenue Bonds, Series D-1, (FSA), 1.690%, 11/01/29	4,120,000
8,000,000	#New York State, Power Authority, Revenue & General Purpose Obligation Bonds, 1.350%, 03/01/20	8,000,000
25,000,000	New York State, Thruway Authority, General Revenue Bond Anticipation Notes, Commercial Paper, 0.950%, 10/12/04	25,000,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$10,900,000	#New York State, Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, (FSA), 1.680%, 01/01/31	$10,900,000
8,100,000	#Niagara Falls, New York, Bridge Community Toll Authority, Series A, (FGIC), 1.660%, 10/01/19	8,100,000
5,928,528	Pittsford, New York, Centennial School District, Bond Anticipation Notes, 2.000%, 12/17/04	5,941,069
4,000,000	Pittsford, New York, Centennial School District, Bond Anticipation Notes, 1.250%, 10/17/04	4,000,540
4,650,000	#Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligations, Series 5, 1.740%, 08/01/24	4,650,000
5,000,000	Suffolk County, New York, Industrial Development Agency, Revenue Bonds, (XLCA), 4.000%, 02/01/05	5,046,108
3,800,000	#Suffolk County, New York, Water Authority, Bond Anticipation Notes, 1.690%, 06/01/06	3,800,000
5,000,000	Yorktown, New York, Central School District, Tax Anticipation Notes, 1.500%, 10/29/04	5,001,281

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $280,388,221)	280,388,221

See Notes to Financial Statements.

13

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 27.45%
	ABN-AMRO
$ 5,300,000	New York City, New York, Mass Transit Authority, Commercial Paper, 1.000%, 10/14/04	$5,300,000
	BANK OF AMERICA
1,013,000	#New York City, New York, Cultural Resources Authority, Guggenheim Museum Project, Series B, 1.700%, 12/01/15	1,013,000
10,000,000	#New York City, New York, Industrial Development Agency, Revenue Bonds, New York Stock Exchange Project, Series B, 1.700%, 05/01/33	10,000,000
	BANK OF NEW YORK
14,800,000	#New York City, New York, General Obligation Bonds, Sub-Series H-3, 1.700%, 03/01/34	14,800,000
4,000,000	#New York City, New York, General Obligation Bonds, Sub-Series H4, 1.730%, 03/01/34	4,000,000
4,238,000	#Yonkers, New York, Industrial Development Agency, Civic Facility Revenue Bonds, Consumers Union Facility, 1.660%, 07/01/19	4,238,000
	BANK OF NOVA SCOTIA
2,100,000	#New York State, Local Government Assistance Corp., Revenue Bonds, Series B, 1.680%, 04/01/25	2,100,000
	BAYERISCHE LANDESBANK
5,000,000	#Long Island, New York, Power Authority, New York Electric System Project, Revenue Bonds, Sub-Series 2B, 1.730%, 05/01/33	5,000,000

Principal Amount		Value (Note 1)
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
	BAYERISCHE LANDESBANK-80%/LANDESBANK BADEN-WUERTTEMBERG-20%
$11,900,000	#Long Island Power Authority, New York, Electrical Systems, Revenue Bonds, Series 1A, 1.680%, 05/01/33	$11,900,000
	BAYERISCHE LANDESBANK-50%/WESTDEUTSCHE LANDESBANK-50%
1,500,000	#New York State, Local Government Assistance Corp., Revenue Bonds, Series A, 1.680%, 04/01/22	1,500,000
	JP MORGAN CHASE BANK
5,000,000	Long Island, New York, Power Authority, Commercial Paper, 1.170%, 12/08/04	5,000,000
15,000,000	Long Island, New York, Power Authority, Commercial Paper, 1.120%, 12/08/04	15,000,000
10,000,000	#New York City, New York, Trust for Cultural Preservation, Pierpont Morgan Library, Revenue Bonds, 1.680%, 02/01/34	10,000,000
	MANUFACTURERS & TRADERS
8,800,000	#New York City, New York, Industrial Development Agency, Civic Facility Revenue Bonds, Jewish Community Center Project, 1.790%, 03/01/30	8,800,000
	WESTDEUTSCHE LANDESBANK
9,350,000	#Long Island Power Authority, New York, Revenue Bonds, Sub-Series 2A, 1.720%, 05/01/33	9,350,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $108,001,000)	108,001,000

See Notes to Financial Statements.

14

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2004 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Shares		Value (Note 1)
SHORT-TERM INVESTMENTS — 0.09%
359,549	@BlackRock Institutional New York Money Market Fund	$359,549
1	@Dreyfus New York Tax Exempt Fund	1

	TOTAL SHORT-TERM INVESTMENTS (Cost $359,550)	359,550

TOTAL INVESTMENTS (Cost $388,748,771)	98.80%	$388,748,771
OTHER ASSETS & LIABILITIES (NET)	1.20	4,713,283

NET ASSETS	100.00%	$393,462,054

#	Variable rate demand bonds and notes are payable upon not more than seven business days notice. Rate shown is as of September 30, 2004.

AMBAC—American Municipal Bond Assurance Corp.

‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $67,513,000 or 17.16% of net assets.

MBIA—Municipal Bond Insurance Assoc.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

XLCA—XL Capital Assurance

@	Registered Investment Company

Note:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2004, approximately, 27% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2004, approximately, 99% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

The summary of the Fund’s investments as of September 30, 2004 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	55.88%	$219,880,108
Anticipation Notes	17.68	69,559,113
Commercial Paper	17.59	69,200,000
General Obligation Bonds	7.56	29,750,000
Registered Investment Companies	0.09	359,550

Total Investments	98.80%	$388,748,771
Other Assets & Liabilities (Net)	1.20	4,713,283

Net Assets	100.00%	$393,462,054

See Notes to Financial Statements.

15

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2004 (Unaudited)

	Money Fund	Government Money Fund	Treasury Money Fund	Tax-Exempt Money Fund	New York Tax-Exempt Money Fund
ASSETS:
Investments, at cost — see accompanying portfolios	$1,673,711,971	$536,016,576	$421,143,950	$2,063,323,472	$388,748,771

Investments, at value (excluding repurchase agreements) (Note 1)	$1,618,711,971	$524,016,576	$421,143,950	$2,063,323,472	$388,748,771
Repurchase agreements, at value (Note 1)	55,000,000	12,000,000	—	—	—
Cash	—	187,268	—	70,286	—
Interest receivable	590,698	1,415	2,288	4,101,360	1,364,665
Receivable for investments sold	—	—	—	36,000,000	3,900,000
Receivable for fund shares sold	172,978	—	—	—	—

Total Assets	1,674,475,647	536,205,259	421,146,238	2,103,495,118	394,013,436
LIABILITIES:
Payable for dividends declared	1,431,976	448,509	239,070	1,493,762	211,661
Payable for fund shares redeemed	314,664	—	—	46,022	50,000
Investment advisory fees payable (Note 2)	4,481	2,895	34,860	27,136	31,777
Administration fees payable (Note 2)	213,705	63,093	52,882	264,275	51,281
Shareholder servicing fees payable (Note 2)	259,310	104,485	92,939	406,565	77,421
Directors’ fees and expenses payable (Note 2)	6,958	2,116	1,804	8,990	2,196
Due to custodian bank	—	—	1,148	—	60,944
Accrued expenses and other payables	236,684	77,790	73,664	302,368	66,102

Total Liabilities	2,467,778	698,888	496,367	2,549,118	551,382

NET ASSETS	$1,672,007,869	$535,506,371	$420,649,871	$2,100,946,000	$393,462,054

NET ASSETS consist of:
Accumulated net realized gain (loss) on investments	$(45,989)	$(34,615)	$3,600	$9,822	$(961)
Par value (Note 4)	1,672,253	535,608	420,656	2,101,186	393,464
Paid-in capital in excess of par value	1,670,381,605	535,005,378	420,225,615	2,098,834,992	393,069,551

Net Assets	$1,672,007,869	$535,506,371	$420,649,871	$2,100,946,000	$393,462,054

Net Assets:
Shares	$1,217,816,547	$535,506,371	$420,649,871	$2,100,946,000	$393,462,054
Institutional shares	454,191,322	—	—	—	—
Shares of Common Stock Outstanding (Note 4):
Shares	1,218,060,280	535,608,031	420,656,398	2,101,186,027	393,463,925
Institutional shares	454,192,985	—	—	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Shares	$1.00	$1.00	$1.00	$1.00	$1.00

Institutional shares	$1.00	—	—	—	—

See Notes to Financial Statements.

16

Excelsior Funds

Statements of Operations

Six Months Ended September 30, 2004 (Unaudited)

	Money Fund	Government Money Fund	Treasury Money Fund	Tax-Exempt Money Fund	New York Tax-Exempt Money Fund
INVESTMENT INCOME:
Interest income	$10,386,447	$3,172,627	$2,511,984	$11,605,415	$2,490,491

EXPENSES:
Investment advisory fees (Note 2)	2,061,459	647,088	672,959	2,613,064	1,152,319
Shareholder servicing fees — Shares (Note 2)	1,466,202	646,961	560,789	2,586,195	569,881
Administration fees (Note 2)	1,250,281	392,461	340,140	1,584,838	349,471
Legal and audit fees	195,655	64,401	58,040	245,151	59,980
Transfer agent fees	70,052	11,410	13,575	15,124	10,710
Shareholder reports	26,224	4,036	3,167	16,968	3,661
Custodian fees	22,419	10,332	10,932	42,359	10,812
Registration and filing fees	22,257	11,406	8,613	13,619	8,135
Directors’ fees and expenses (Note 2)	19,550	5,949	5,271	46,098	10,245
Miscellaneous expenses	42,980	13,403	11,796	67,431	18,885

Total Expenses	5,177,079	1,807,447	1,685,282	7,230,847	2,194,099
Fees waived and reimbursed by:
Investment adviser (Note 2)	(1,736,972)	(539,899)	(372,464)	(2,114,358)	(844,540)
Administrator (Note 2)	(273,411)	(86,874)	(75,758)	(348,319)	(78,649)

Net Expenses	3,166,696	1,180,674	1,237,060	4,768,170	1,270,910

NET INVESTMENT INCOME	7,219,751	1,991,953	1,274,924	6,837,245	1,219,581

REALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on security transactions	1,698	—	3,600	11,649	(53)

Net increase in net assets resulting from operations	$7,221,449	$1,991,953	$1,278,524	$6,848,894	$1,219,528

See Notes to Financial Statements.

17

Excelsior Funds

Statements of Changes in Net Assets

	Money Fund	Government Money Fund	Treasury Money Fund	Tax-Exempt Money Fund	New York Tax-Exempt Money Fund
Six Months Ended September 30, 2004 (Unaudited)
Net investment income	$7,219,751	$1,991,953	$1,274,924	$6,837,245	$1,219,581
Net realized gain (loss) on security transactions	1,698	—	3,600	11,649	(53)

Net increase in net assets resulting from operations	7,221,449	1,991,953	1,278,524	6,848,894	1,219,528
Distributions to shareholders:
From net investment income
Shares	(4,717,270)	(1,991,953)	(1,277,671)	(6,837,301)	(1,219,581)
Institutional shares	(2,502,481)	—	—	—	—

Total distributions	(7,219,751)	(1,991,953)	(1,277,671)	(6,837,301)	(1,219,581)

Increase (decrease) in net assets from fund share transactions (Note 4):
Shares	76,253,008	(9,214,944)	(99,072,531)	56,257,988	(96,636,666)
Institutional shares	(15,998,032)	—	—	—	—

Total from fund share transactions	60,254,976	(9,214,944)	(99,072,531)	56,257,988	(96,636,666)

Net increase (decrease) in net assets	60,256,674	(9,214,944)	(99,071,678)	56,269,581	(96,636,719)
NET ASSETS:
Beginning of period	1,611,751,195	544,721,315	519,721,549	2,044,676,419	490,098,773

End of period	$1,672,007,869	$535,506,371	$420,649,871	$2,100,946,000	$393,462,054

Year Ended March 31, 2004
Net investment income	$14,865,550	$3,926,682	$2,592,575	$11,865,428	$2,456,690
Net realized gain (loss) on security transactions	(23,975)	(6,483)	4,011	(780)	18,555

Net increase in net assets resulting from operations	14,841,575	3,920,199	2,596,586	11,864,648	2,475,245
Distributions to shareholders:
From net investment income
Shares	(9,962,795)	(3,926,682)	(2,592,576)	(11,865,425)	(2,456,690)
Institutional shares	(4,902,755)	—	—	—	—
From net realized gain on investments	—	—	(4,586)	(311,916)	(31,105)

Total distributions	(14,865,550)	(3,926,682)	(2,597,162)	(12,177,341)	(2,487,795)

(Decrease) in net assets from fund share transactions (Note 4):
Shares	(646,272,448)	(49,768,352)	(52,275,911)	(236,273,538)	(58,462,779)
Institutional shares	(77,930,018)	—	—	—	—

Total from fund share transactions	(724,202,466)	(49,768,352)	(52,275,911)	(236,273,538)	(58,462,779)

Net (decrease) in net assets	(724,226,441)	(49,774,835)	(52,276,487)	(236,586,231)	(58,475,329)
NET ASSETS:
Beginning of year	2,335,977,636	594,496,150	571,998,036	2,281,262,650	548,574,102

End of year (1)	$1,611,751,195	$544,721,315	$519,721,549	$2,044,676,419	$490,098,773

(1) Including undistributed net investment income	$—	$—	$2,747	$56	$—

See Notes to Financial Statements.

18

[THIS PAGE INTENTIONALLY LEFT BLANK]

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments	Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments
MONEY FUND
Shares — (5/3/85*)
Six Months Ended September 30, 2004 (Unaudited)	$1.00	$0.00399	—	$0.00399	$(0.00399)	—
Year Ended March 31,
2004	1.00	0.00662	—	0.00662	(0.00662)	—
2003	1.00	0.01255	$(0.00010)	0.01245	(0.01245)	—
2002	1.00	0.02741	0.00010	0.02751	(0.02751)	—
2001	1.00	0.05804	—	0.05804	(0.05804)	—
2000	1.00	0.05005	—	0.05005	(0.05005)	—
GOVERNMENT MONEY FUND — (5/8/85*)
Six Months Ended September 30, 2004 (Unaudited)	$1.00	$0.00384	—	$0.00384	$(0.00384)	—
Year Ended March 31,
2004	1.00	0.00625	—	0.00625	(0.00625)	—
2003	1.00	0.01199	$(0.00039)	0.01160	(0.01160)	—
2002	1.00	0.02585	0.00038	0.02623	(0.02623)	—
2001	1.00	0.05752	—	0.05752	(0.05752)	—
2000	1.00	0.05004	—	0.05004	(0.05004)	—
TREASURY MONEY FUND — (2/13/91*)
Six Months Ended September 30, 2004 (Unaudited)	$1.00	$0.00288	$0.00001	$0.00289	$(0.00289)	—
Year Ended March 31,
2004	1.00	0.00484	0.00002	0.00486	(0.00485)	$(0.00001)
2003	1.00	0.01085	0.00004	0.01089	(0.01089)	—
2002	1.00	0.02451	(0.00002)	0.02449	(0.02449)	—
2001	1.00	0.05339	—	0.05339	(0.05339)	—
2000	1.00	0.04560	—	0.04560	(0.04560)	—
TAX-EXEMPT MONEY FUND — (5/24/85*)
Six Months Ended September 30, 2004 (Unaudited)	$1.00	$0.00327	—	$0.00327	$(0.00327)	—
Year Ended March 31,
2004	1.00	0.00546	$0.00029	0.00575	(0.00560)	$(0.00015)
2003	1.00	0.00967	(0.00002)	0.00965	(0.00964)	(0.00001)
2002	1.00	0.01862	0.00013	0.01875	(0.01865)	(0.00010)
2001	1.00	0.03580	—	0.03580	(0.03580)	—
2000	1.00	0.02946	(0.00001)	0.02945	(0.02945)	—
NEW YORK TAX-EXEMPT MONEY FUND — (8/3/98*)
Six Months Ended September 30, 2004 (Unaudited)	$1.00	$0.00267	—	$0.00267	$(0.00267)	—
Year Ended March 31,
2004	1.00	0.00491	$0.00006	0.00497	(0.00490)	$(0.00007)
2003	1.00	0.00884	(0.00007)	0.00877	(0.00873)	(0.00004)
2002	1.00	0.01758	0.00011	0.01769	(0.01769)	—
2001	1.00	0.03431	—	0.03431	(0.03431)	—
2000	1.00	0.02809	—	0.02809	(0.02809)	—

* Commencement of Operations

(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	Not Annualized.
(3)	Annualized.

See Notes to Financial Statements.

20

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Fee Waivers (Note 2)

$(0.00399)	$1.00	0.40	%(2)	$1,217,817	0.46	%(3)	0.70	%(3)	0.80	%(3)	$0.00122

(0.00662)	1.00	0.66%		1,141,562	0.45%		0.73%		0.67%		0.00279
(0.01245)	1.00	1.25%		1,787,852	0.39%		0.43%		1.25%		0.00033
(0.02751)	1.00	2.79%		1,802,136	0.44%		0.74%		2.76%		0.00295
(0.05804)	1.00	5.96%		1,891,042	0.47%		0.71%		5.84%		0.00238
(0.05005)	1.00	5.08%		1,467,183	0.47%		0.58%		5.05%		0.00104

$(0.00384)	$1.00	0.38	%(2)	$535,506	0.45	%(3)	0.70	%(3)	0.77	%(3)	$0.00121

(0.00625)	1.00	0.63%		544,721	0.45%		0.54%		0.62%		0.00089
(0.01160)	1.00	1.17%		594,496	0.39%		0.47%		1.21%		0.00082
(0.02623)	1.00	2.65%		795,287	0.43%		0.49%		2.72%		0.00063
(0.05752)	1.00	5.91%		1,427,560	0.46%		0.48%		5.76%		0.00029
(0.05004)	1.00	5.08%		772,690	0.47%		0.50%		5.01%		0.00035

$(0.00289)	$1.00	0.29	%(2)	$420,650	0.55	%(3)	0.75	%(3)	0.57	%(3)	$0.00100

(0.00486)	1.00	0.49%		519,722	0.50%		0.57%		0.49%		0.00075
(0.01089)	1.00	1.09%		571,998	0.45%		0.53%		1.08%		0.00075
(0.02449)	1.00	2.48%		604,281	0.48%		0.54%		2.42%		0.00062
(0.05339)	1.00	5.47%		615,926	0.50%		0.55%		5.35%		0.00046
(0.04560)	1.00	4.62%		525,394	0.51%		0.53%		4.58%		0.00021

$(0.00327)	$1.00	0.33	%(2)	$2,100,946	0.45	%(3)	0.69	%(3)	0.65	%(3)	$0.00118

(0.00575)	1.00	0.58%		2,044,676	0.44%		0.58%		0.56%		0.00132
(0.00965)	1.00	0.97%		2,281,263	0.39%		0.54%		0.97%		0.00158
(0.01875)	1.00	1.89%		2,522,455	0.44%		0.58%		1.85%		0.00136
(0.03580)	1.00	3.64%		2,617,329	0.45%		0.53%		3.59%		0.00075
(0.02945)	1.00	2.96%		2,051,108	0.46%		0.52%		2.97%		0.00066

$(0.00267)	$1.00	0.27	%(2)	$393,462	0.55	%(3)	0.95	%(3)	0.53	%(3)	$0.00200

(0.00497)	1.00	0.50%		490,099	0.50%		0.75%		0.49%		0.00253
(0.00877)	1.00	0.88%		548,574	0.44%		0.49%		0.89%		0.00043
(0.01769)	1.00	1.78%		696,093	0.48%		0.71%		1.76%		0.00228
(0.03431)	1.00	3.49%		682,445	0.51%		0.72%		3.43%		0.00214
(0.02809)	1.00	2.82%		421,393	0.54%		0.71%		2.84%		0.00174

See Notes to Financial Statements.

21

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) and Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended, and operate the Funds (as defined below) as open-end diversified management investment companies with the exception of New York Tax-Exempt Money Fund, which is non-diversified.

Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in fifteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund, Government Money Fund, Treasury Money Fund, portfolios of Excelsior Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Money Fund offers two classes of shares: Shares and Institutional shares. The Financial Highlights of the Institutional shares as well as the financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Fund are presented separately.

It is each Fund’s policy, to the extent possible, to maintain a constant net asset value per share of $1.00. Each of the Funds has adopted certain investment portfolio valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Funds will not vary.

(a) Portfolio valuation:

Securities are valued at amortized cost, which has been determined by each Fund’s Board of Directors to represent the fair value of the Funds’ investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

(b) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts on investments, is earned from settlement date and is recorded on the accrual basis.

22

(c) Repurchase agreements:

Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and Excelsior Fund’s agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund’s custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

If the value of the underlying securities falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(d) Distributions to shareholders:

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

(e) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Shareholder servicing fees relating to a specific class are charged directly to that class.

2.    Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

United States Trust Company of New York (“U.S. Trust NY”) and U.S. Trust Company, N.A. (together, the “Adviser”), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Funds. For the services provided pursuant to the Investment Advisory Agreements, the Adviser receives a fee, computed daily and paid monthly, at the annual contractual rates of 0.25% of the average daily net assets of the Money Fund, the Government Money Fund and the Tax-Exempt Money Fund, 0.30% of the average daily net assets of the Treasury Money Fund, and 0.50% of the average daily net assets of the New York Tax-Exempt Money Fund. Fees may be reduced subject to voluntary or contractual waivers, as discussed below, and therefore actual fees may be less than those reflected above. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”).

U.S. Trust Company, N.A., SEI Investments Global Funds Services and Federated Services Company (a wholly-owned subsidiary of Federated Investors, Inc.) (collectively, the “Administrators”) provide administrative services to the Excelsior Fund and Excelsior Tax-Exempt Fund. For the services provided

23

to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (excluding the international equity Funds of Excelsior Fund and Excelsior Funds Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the five month period ended August 31, 2004, U.S. Trust Company, N.A. voluntarily agreed to waive a portion of its administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Fund. For the six months ended September 30, 2004, administration fees charged to the Funds by U.S. Trust Company, N.A., were as follows:

	Administration Fees	Waiver of Administration Fees	Net Administration Fees
Money Fund	$1,016,059	$(273,411)	$742,648
Government Money Fund	318,918	(86,874)	232,044
Treasury Money Fund	276,427	(75,758)	200,669
Tax-Exempt Money Fund	1,287,966	(348,319)	939,647
New York Tax-Exempt Money Fund	283,985	(78,649)	205,336

From time to time, in its sole discretion, the Adviser may undertake to waive a portion or all of the fees payable to it and also may reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2004, the Adviser has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

Money Fund — Shares	0.50%
Government Money Fund — Shares	0.50%
Treasury Money Fund — Shares	0.55%
Tax-Exempt Money Fund — Shares	0.50%
New York Tax-Exempt Money Fund — Shares	0.60%

With regard to the Institutional Shares of Money Fund, for the six months ended September 30, 2004, and until further notice, U.S. Trust contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain an annual expense ratio of not more than 0.25%.

The Funds have entered into shareholder servicing agreements with various service organizations, which may include Charles Schwab & Co., Inc. and U.S. Trust. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund and class level (where applicable). In consideration for these services, each service organization receives a fee, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of its shares held by each service organizations’ customers (excluding the Money Fund). Each service organization receives a fee, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Money Fund’s Shares and up to 0.15% of the average daily net assets of the Money Fund’s Institutional

24

shares. For the six months ended September 30, 2004, shareholder servicing fees paid to Charles Schwab & Co., Inc. and U.S. Trust were as follows:

Money Fund	$1,452,271
Government Money Fund	646,178
Treasury Money Fund	553,735
Tax-Exempt Money Fund	2,616,512
New York Tax-Exempt Money Fund	577,421

Edgewood Services, Inc. (“the Distributor”) (a wholly-owned subsidiary of Federated Investors, Inc.), serves as the distributor of Excelsior Fund and Excelsior Tax-Exempt Fund. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Effective July 31, 2004, each Independent Director of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated investment companies managed by the Adviser. The Chairman of the Board receives an additional $30,000, the Chairman of the Audit Committee receives an additional $15,000, and the Chairman of the Nominating Committee receives an additional $5,000 for serving in those capacities. Prior to July 31, 2004, each Independent Director of the Excelsior Fund received an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended. The Chairman received an additional annual fee of $7,500. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Each Independent Director of the Excelsior Tax-Exempt Fund received an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended. The Chairman received an additional annual fee of $7,500. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. In addition, Directors are reimbursed by the Excelsior Fund and Excelsior Tax-Exempt Fund, for reasonable expenses incurred when acting in their capacity as Directors.

3.    Federal Taxes:

It is the policy of Excelsior Fund and Excelsior Tax-Exempt Fund that each Fund continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve months ending October 31 and December 31 each year.

Dividends and distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 through the end of the fiscal year (“Post-October losses”). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

25

The tax character of dividends and distributions declared during the six months ended September 30, 2004 and the year ended March 31, 2004 were as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Total
Money Fund
Six months ended September 30, 2004*	$7,219,751	—	—	$7,219,751
Year ended March 31, 2004	14,865,550	—	—	14,865,550
Government Money Fund
Six months ended September 30, 2004*	1,991,953	—	—	1,991,953
Year ended March 31, 2004	3,926,682	—	—	3,926,682
Treasury Money Fund
Six months ended September 30, 2004*	1,277,671	—	—	1,277,671
Year ended March 31, 2004	2,597,162	—	—	2,597,162
Tax-Exempt Money Fund
Six months ended September 30, 2004*	—	$6,837,301	—	6,837,301
Year ended March 31, 2004	38,469	11,865,305	$273,567	12,177,341
New York Tax-Exempt Money Fund
Six months ended September 30, 2004*	—	1,219,581	—	1,219,581
Year ended March 31, 2004	31,529	2,456,266	—	2,487,795

*	Tax character of distributions cannot be determined until the fund has completed its taxable year ending March 31, 2005, therefore distributions have currently been reflected as paid from ordinary/tax-exempt income.

As of March 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Ordinary Income	Tax-Exempt Income	Capital Loss Carryforward	Post-October Losses	Wash Sales	Other Temporary Difference	Total
Money Fund	$946,177	—	$(47,687)	—	—	$(946,177)	$(47,687)
Government Money Fund	284,088	—	(33,689)	$(926)	—	(284,088)	(34,615)
Treasury Money Fund	187,791	—	—	—	—	(185,044)	2,747
Tax-Exempt Money Fund	—	$1,049,537	—	—	$(1,823)	(1,049,485)	(1,771)
New York Tax-Exempt Money Fund	—	200,652	—	(908)	—	(200,652)	(908)

As of September 30, 2004, for federal tax purposes, the Funds’ estimated aggregate tax cost is equal to book cost, with the exception of the Tax-Exempt Money Fund. The Tax-Exempt Money Fund’s estimated tax basis of investments aggregates $2,063,325,295.

26

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2004, the following Funds had capital loss carryforwards available to offset future net realized capital gains through the indicated expiration dates:

	Money Fund	Government Money Fund
Expiration Date March 31:
2005	$12,049	—
2006	—	$5,931
2007	—	3,297
2008	—	18,904
2011	11,663	—
2012	23,975	5,557

Total	$47,687	$33,689

4.    Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Fund is as follows: 4 billion shares each of Money Fund and Government Money Fund, 2.5 billion shares of Treasury Money Fund, 2 billion shares of New York Tax-Exempt Money Fund and 5.5 billion shares for Tax-Exempt Money Fund.

Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund and Excelsior Tax-Exempt Fund’s Board of Directors. Since the Funds have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

	Money Fund
	Six Months Ended 09/30/04	Year Ended 03/31/04
Sold:
Shares	$1,785,895,679	$4,664,084,234
Institutional shares	1,568,275,067	2,751,605,010
Issued as reinvestment of dividends:
Shares	428,297	784,932
Institutional shares	873,839	2,186,353
Redeemed:
Shares	(1,710,070,968)	(5,311,141,614)
Institutional shares	(1,585,146,938)	(2,831,721,381)

Net Increase (Decrease)	$60,254,976	$(724,202,466)

27

	Government Money Fund
	Six Months Ended 09/30/04	Year Ended 03/31/04
Sold	$1,298,713,933	$3,164,391,955
Issued as reinvestment of dividends	131,453	271,873
Redeemed	(1,308,060,330)	(3,214,432,180)

Net (Decrease)	$(9,214,944)	$(49,768,352)

	Treasury Money Fund
	Six Months Ended 09/30/04	Year Ended 03/31/04
Sold	$1,642,975,058	$2,924,119,256
Issued as reinvestment of dividends	292,260	641,186
Redeemed	(1,742,339,849)	(2,977,036,353)

Net (Decrease)	$(99,072,531)	$(52,275,911)

	Tax-Exempt Money Fund
	Six Months Ended 09/30/04	Year Ended 03/31/04
Sold	$4,181,663,394	$7,348,246,145
Issued as reinvestment of dividends	181,683	360,212
Redeemed	(4,125,587,089)	(7,584,879,895)

Net Increase (Decrease)	$56,257,988	$(236,273,538)

	New York Tax-Exempt Money Fund
	Six Months Ended 09/30/04	Year Ended 03/31/04
Sold	$814,059,958	$1,700,208,458
Issued as reinvestment of dividends	190,567	422,511
Redeemed	(910,887,191)	(1,759,093,748)

Net (Decrease)	$(96,636,666)	$(58,462,779)

5.    Line of Credit:

The Funds and other affiliated funds participate in a $50 million unsecured line of credit provided by a syndication of banks, under a line of credit agreement. Borrowings may be made to temporarily finance the redemption of Fund shares. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, equal to an annual rate of 0.15% of the average daily unused portion of the line of credit, is allocated among the participating Funds at the end of each quarter, and is included in miscellaneous expenses on the Statements of Operations. For the six months ended September 30, 2004, the Funds had no borrowings under the agreement.

28

6.    Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

7.    Legal Proceedings:

The Adviser and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September, 2003 by the Office of the New York State Attorney General (the “NYAG”), and the Adviser was contacted by the Securities and Exchange Commission (the “SEC”) and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). The Adviser and the Companies have been cooperating with respect to these Investigations and continue to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Adviser and its affiliates, with respect to the Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of certain Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and the Adviser has strengthened its policies and procedures to deter frequent trading in the Companies.

Five class actions suits have been filed against the Companies and the Adviser: Mike Sayegh v. Janus Capital Corp.et al., (filed October 22, 2003 in Los Angeles Superior Court); James Page Jr. v. Charles Schwab et al. (filed on November 20, 2003 in the United States District Court for the Northern District of California); A. Joseph Szydlowski v. Charles Schwab et al. (filed December 4, 2003 in the United States District Court for the Southern District of New York); Wilson v. Excelsior Funds, et al. (filed December 10, 2003 in the United States District Court for the Southern District of New York); and John R. Granelli v. Charles Schwab, et al. (filed January 20, 2004 in the United States District Court for the Southern District of New York). While details in each suit vary, in general each alleges that the Adviser, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of the Companies. Each seeks unspecified monetary damages and related equitable relief.

In addition, two derivative actions, styled Richard Elliott v. Charles Schwab Corporation, et al., No 04 CV 2262 (S.D.N.Y.) and Lou Ann Murphy v. Charles Schwab Corporation et al., (No. 04 CV 3547 (E.D. Penn.), purportedly brought on behalf of Excelsior High Yield Fund and Excelsior Funds Trust, seek unspecific damages arising from alleged violations of Section 36 of the Investment Company Act, 15 U.S.C. § 80a-35(b) and breach of fiduciary duty in relation to allegedly illegal and improper mutual fund trading practices.

The class and derivative actions described above have been transferred to the United District Court for the District of Maryland for coordinated or consolidated pre-trial proceedings. Lead plaintiffs have been appointed and additional defendants have been added (generally consisting of current and former directors and officers of the Companies and entities who timed or facilitated timing in the Excelsior

29

Funds). The seven lawsuits discussed above were consolidated into two new amended complaints, one for the class actions and one for the derivative actions, that were filed on or about September 29, 2004.

The plaintiffs in the consolidated class action are seeking unspecified monetary damages from claimed injuries arising from allegedly illegal and improper mutual fund trading practices, as well as disgorgement of investment advisory fees, rescission and restitution of unspecified funds. The plaintiffs in the consolidated derivative action are seeking on behalf of the Companies unspecified monetary damages for similar claimed injuries, as well as removal of Excelsior Fund directors, removal of U.S. Trust as advisor to the Excelsior Funds, rescission of its investment advisory contracts and disgorgement of management fees and compensation relating to the Excelsior Funds.

The Maryland court is expected to establish a briefing schedule prior to year end for motions to dismiss the actions, and the defendants will not be required to answer the complaints until such motions have been decided. Discovery in the actions is currently stayed, although a motion to lift the stay is expected to be filed on or about December 10, 2004 and decided on or after March 1, 2005.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, the Adviser believes that the likelihood is remote that the pending private lawsuits and Investigations will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect the Adviser’s ability to provide investment management services to the Companies.

8.    Change in Independent Registered Public Accounting Firm:

The Funds’ Boards of Directors/Trustees and Joint Audit Committee, on October 28, 2004, terminated Ernst & Young, LLP (“E&Y”) as the Funds’ independent registered public accounting firm as a result of concerns regarding their independence at the time of the issuance of their report on the Funds’ March 31, 2004 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., which is an affiliate of the Adviser. During the period in which E&Y served as independent registered public accounting firm for the Funds, there was no disagreement between E&Y and the Funds on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures. The Boards of Directors/Trustees of the Funds, their Chief Financial Officer and the Joint Audit Committee have reviewed the Funds’ March 31, 2004 financial statements and have concluded that they were prepared in accordance with all disclosed accounting policies and that they fairly represent, in all material respects, the financial condition of the Funds as of the date of those statements. The Boards and the Joint Audit Committee have engaged Deloitte & Touche LLP (“D&T”) as the Funds’ independent registered public accounting firm, and D&T will perform a re-audit of the Funds’ March 31, 2004 financial statements. The results of this re-audit will be reported to the Funds and their shareholders upon its completion.

30

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=$8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

31

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 03/31/04	Ending Account Value 09/30/04	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Money Fund — Shares	$1,000.00	$1,004.00	0.46%	$2.31
Government Money Fund — Shares	1,000.00	1,003.80	0.45	2.26
Treasury Money Fund — Shares	1,000.00	1,002.90	0.55	2.76
Tax-Exempt Money Fund — Shares	1,000.00	1,003.30	0.45	2.26
New York Tax-Exempt Money Fund — Shares	1,000.00	1,002.70	0.55	2.76

Hypothetical 5% Return
Money Fund — Shares	1,000.00	1,022.76	0.46	2.33
Government Money Fund — Shares	1,000.00	1,022.81	0.45	2.28
Treasury Money Fund — Shares	1,000.00	1,022.31	0.55	2.79
Tax-Exempt Money Fund — Shares	1,000.00	1,022.81	0.45	2.28
New York Tax-Exempt Money Fund — Shares	1,000.00	1,022.31	0.55	2.79

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

32

[THIS PAGE INTENTIONALLY LEFT BLANK]

SA-MM-0904

Item 2.	Code of Ethics.

Not applicable for a semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submissions of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors after Registrant last provided disclosure in response to the requirement of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 10.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for a semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds, Inc.

By (Signature and Title)*	/s/ Mary Martinez
Mary Martinez President

Date 12/07/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mary Martinez
Mary Martinez President

Date 12/07/04

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady Treasurer, Chief Financial Officer and Chief Accounting Officer

Date 12/07/04

*	Print the name and title of each signing officer under his or her signature.